Rule 497(c)
                                                        Registration No. 33-8982

VICTORY FUNDS

PROSPECTUS

BALANCED
FUND

DIVERSIFIED
STOCK FUND

VALUE FUND

STOCK INDEX FUND

OHIO REGIONAL
STOCK FUND

GROWTH
FUND

SPECIAL
VALUE FUND

SPECIAL
GROWTH FUND

INTERNATIONAL
GROWTH FUND

800-KEY-FUND(R) or 800-539-3863

March 1, 1997

THE VICTORY PORTFOLIOS

BALANCED FUND

DIVERSIFIED STOCK FUND

VALUE FUND

STOCK INDEX FUND

OHIO REGIONAL STOCK FUND

GROWTH FUND

SPECIAL VALUE FUND

SPECIAL GROWTH FUND

INTERNATIONAL
GROWTH FUND

800-KEY-FUND(R)     800-539-3863

This prospectus describes the following funds:

Balanced Fund
Diversified Stock Fund
Value Fund
Stock Index Fund
Ohio Regional Stock Fund
Growth Fund
Special Value Fund
Special Growth Fund
International Growth Fund

The nine Victory Funds discussed in this prospectus (the Funds) are a part of The Victory Portfolios (Victory), an open-end investment management company. The Funds are diversified mutual funds.
This prospectus explains the objectives, policies, risks, and strategies of the Funds. You should read this prospectus before investing in one of these Funds and keep it for future reference. A detailed Statement of Additional Information (SAI) describing each of the Funds is also available for your review. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated in this prospectus by reference. If you would like a free copy of the SAI, please request one by calling us at 800-KEY-FUND.

TABLE OF CONTENTS

Introduction  2

AN OVERVIEW OF EACH OF THE FUNDS

A fund-by-fund analysis which includes objectives, policies, strategies, expenses, and financial highlights

Balanced Fund  4

Diversified Stock Fund  6

Value Fund  8

Stock Index Fund  10

Ohio Regional Stock Fund  12

Growth Fund  14

Special Value Fund  16

Special Growth Fund  18

International Growth Fund  20

Risk Factors  22

Investment Limitations  23

Investment Performance  24

Share Price  24

Dividends, Distributions, and Taxes  25

INVESTING WITH VICTORY  27

Choosing a Share Class  27

How to Purchase Shares  30

How to Exchange Shares  32

How to Redeem Shares  33

Organization and Management
of the Funds  34

Additional Information  37

Other Securities and
Investment Practices  38

Shares of the Funds are:

Not insured by the FDIC;

Not deposits or other
obligations of, or guaranteed by,
any KeyBank, any of its affiliates,
or any other bank;

Subject to investment risks, including
possible loss of the principal amount invested.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any securities regulatory authority of any state, nor has the Securities and Exchange Commission or any such state authority passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

KEY
TO FUND
INFORMATION


Objective and Strategy

The goals and the strategy that
a Fund plans to use in pursuing
its investment objective.

Risk Factors

The risks that you may assume
as an investor in a Fund.

Expenses

The costs that you will pay
as an investor in a Fund,
including sales charges and ongoing expenses.

Financial Highlights

A table which shows a Fund's historical performance by share class. This table also summarizes previous operating expenses.


Investment Objective and Strategy

Objective  The Balanced Fund seeks to provide income and long-term growth of capital.

           The Diversified Stock Fund seeks to provide long-term growth of capital.

           The Value Fund seeks to provide long-term growth of capital and dividend income.

           The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite
           Stock Index.1

           The Ohio Regional Stock Fund seeks to provide capital appreciation.

           The Growth Fund seeks to provide long-term growth of capital.

           The Special Value Fund seeks to provide long-term growth of capital and dividend income.

           The Special Growth Fund seeks capital appreciation.

           The International Growth Fund seeks to provide capital growth consistent with reasonable investment risk.

Strategy Each of the Funds pursues its investment objective by investing primarily in equity securities. However, each of the Funds has unique investment strategies and its own risk/reward profile. Please review the section about the Fund in which you are interested in investing and "Other Securities and Investment Practices" for an overview of the Funds.

Risk Factors

The Funds are not insured by the FDIC. Since equity securities fluctuate in value, the Funds' shares also will fluctuate in value. This fluctuation may be in response to the activities of an individual company, or in response to general market or economic conditions. Debt securities are subject to interest rate, inflation and credit risks.

The Balanced Fund is subject to the risks of both equity and debt securities, since it is permitted to invest in both types of securities.

The Growth Fund, International Growth Fund, and Special Growth Fund invest primarily in equity securities of companies that do not pay out a significant portion of their earnings as dividends. Therefore, these funds will not pay significant dividend income.

The International Growth Fund invests primarily in foreign equity securities. An investment in a fund holding foreign securities may be subject to more economic, currency, or political risks than an investment in a domestic equity fund.

The Ohio Regional Stock Fund invests primarily in the securities of companies whose headquarters are located in the State of Ohio. An investment in a state specific fund can involve additional economic or political risks specific to the state.

The Special Growth Fund and Special Value Fund invest primarily in securities of small and mid-capitalization companies. Smaller, less seasoned companies may be subject to greater business risks than larger, established companies.

In addition, there are other potential risks, which are discussed in the section "Risk Factors."

Who Should Invest

Investors willing to accept higher short-term risk along with higher potential long-term returns

Investors seeking capital appreciation over the long term

Investors seeking funds for the growth portion of a diversified portfolio

Investors who are investing for goals that are many years in the future

Fees and Expenses

The Value Fund, Stock Index Fund, Growth Fund, and Special Growth
Fund offer only Class A Shares, while the Balanced Fund, Diversified Stock Fund, Ohio Regional Stock Fund, Special Value Fund, and International
Growth Fund offer both Class A and Class B Shares. See "Choosing a Share Class." If you purchase Class A Shares of a Fund, you may pay a sales charge of up to 4.75% of the offering price, depending on the Fund in which you invest and the amount you invest. If you purchase Class B Shares of a Fund, you will not pay an initial sales charge; however, you may pay a deferred sales charge if you sell (redeem) your shares within six years of purchase, and you will pay additional distribution expenses. In either case, you also will incur expenses for investment advisory, management, administrative, and shareholder services, all of which are included in a Fund's expense ratio. See "Choosing a Share Class."

1/ "Standard & Poor's 500" is a registered service mark of Standard and Poor's Corporation, which does not sponsor and is in no way affiliated with the Stock Index Fund.

Purchases

The minimum initial investment is $500 for most accounts $250 for Individual Retirement Accounts and $25 thereafter. An initial investment must be accompanied by a Fund's Account Application. Fund shares may be purchased by check, Automated Clearing House, or wire. See "How to Purchase Shares."

Redemptions

You can redeem Fund shares by written request or telephone. When the Transfer Agent receives a redemption request in proper form, a Fund will redeem the shares and credit your bank account or send the proceeds to the address designated on your Account Application. See "How to Redeem Shares."

Dividends/Distributions

Ordinarily, the Balanced Fund declares and pays dividends from its net investment income monthly. All other Funds in this prospectus declare and pay dividends, if any, from their net investment income quarterly. Any net capital gains realized by a Fund are paid as dividends annually. A Fund can send your dividends directly to you by mail, credit them to your bank account, reinvest them in the Fund, or invest them in another fund of the Victory Group. The "Victory Group" includes other funds of The Victory Portfolios and Key Mutual Funds. You can make this choice when you fill out an account application. See "Dividends, Distributions, and Taxes."

Other Services

Victory offers a number of other services to better serve shareholders including exchange privileges and automated investment and withdrawal plans. See "How to Exchange Shares" and "How to Redeem Shares."
Our toll-free fax number is 800-529-2244. You can reach Victory's
Telecommunication Device for the Deaf (TDD) at 800-970-5296.


General Information about each of the Funds

                                             Annual
Victory Fund                    Inception    Expenses                  Maximum         Newspaper
                                Date         After Waivers             Sales Charge    Abbreviation<F1>
                                             (as a % of net assets)

Balanced Fund -- Class A        12/10/93                       1.25%           4.75%    Victory BalncdA

Balanced Fund -- Class B          3/1/96                       2.62%           5.00%    Victory BalncdB

Diversified Stock
Fund -- Class A                 10/20/89                       1.05%           4.75%    Victory DvsStkA

Diversified Stock
Fund -- Class B                   3/1/96                       2.02%           5.00%    Victory DvsStkB

Value Fund -- Class A            12/3/93                       1.40%           4.75%      Victory Value

Stock Index
Fund -- Class A                  12/3/93                       0.56%           4.75%     Victory StkIdx

Ohio Regional Stock
Fund -- Class A                 10/20/89                       1.40%           4.75%    Victory OH RegA

Ohio Regional Stock
Fund -- Class B                   3/1/96                       2.77%           5.00%    Victory OH RegB

Growth Fund -- Class A           12/3/93                       1.40%           4.75%     Victory Growth

Special Value
Fund -- Class A                  12/3/93                       1.40%           4.75%    Victory SplValA

Special Value
Fund -- Class B                   3/1/96                       2.79%           5.00%    Victory SplValB

Special Growth
Fund -- Class A                  1/11/94                       1.53%           4.75%    Victory SplGwth

International Growth
Fund -- Class A                  5/18/90                       1.75%           4.75%    Victory IntlGrA

International Growth
Fund -- Class B                   3/1/96                       3.10%           5.00%    Victory IntlGrA


<F1> All newspapers do not use the same abbreviation.


The following pages provide you with separate overviews of each Fund.
Please look at the objective, policies, strategies, risks, expenses, and financial history to determine which Fund will best suit your risk tolerance and investment needs. You also should review the "Other Securities and Investment Practices" for additional information about the individual securities in which the Funds can invest and the risks related to these investments.

BALANCED FUND

Investment Objective

The Balanced Fund seeks to provide income and long-term growth of capital.

Investment Policies and Strategy

The Balanced Fund pursues its investment objective by investing in equity securities and fixed income securities. The Balanced Fund may invest in any type or class of security.

Under normal market conditions, the Balanced Fund will:

Invest 40% to 70% of its total assets in equity securities and securities convertible or exchangeable into common stock

Invest at least 25% of its total assets in fixed income securities

Invest up to 10% of its total assets in equity securities (including American Depository Receipts) of foreign companies that derive more than 50% of their gross revenues from, or have more than 50% of their assets, outside the United States.

Important Characteristics of the Balanced Fund's Investments:

In making investment decisions involving Equity Securities, the Adviser considers:

The growth and profitability prospects for the economic sector and markets in which the company operates and for the products or services it provides

The financial condition of the company

The price of the security and how that price compares to historical price levels, to current price levels in the general market, and to prices of competing companies; projected earnings estimates; and the earnings growth rate of the company

In making investment decisions involving Debt Securities, the Adviser considers:

Quality: The Balanced Fund primarily purchases investment-grade corporate debt securities.

Maturity: The average weighted maturity of the Balanced Fund's fixed income securities will range from 5 to 15 years. This range may be changed in response to changes in market conditions.

In making investment decisions involving Preferred Stock, the Adviser considers:

The issuer's financial strength, including its historic and current financial condition

The issuer's projected earnings, cash flow, and borrowing requirements

The issuer's continuing ability to meet its obligations

The Balanced Fund is designed for long-term investors. The Balanced
Fund is subject to the risks common to all mutual funds and the risks common to mutual funds that invest in equity securities, debt securities, and foreign issuer risk. By itself, the Balanced Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment and in the level of income they receive from their investment. Please read "Risk Factors" carefully before investing.

Portfolio Management

Denise Coyne and Richard T. Heine are the Portfolio Managers of the Balanced Fund. Richard Heine has been the Portfolio Manager of the Balanced Fund since its inception in December 1993. Richard Heine is a Portfolio Manager and Director of Key Asset Management Inc., and has been in the investment business since 1976. Denise Coyne has been a Portfolio Manager of the Balanced Fund since January 1995. She is a Portfolio Manager and Director for Key Asset Management Inc., and has been in the investment business since 1985.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the Balanced Fund.


Shareholder                  Class A     Class B
Transaction Expenses<F1>     Shares      Shares


Maximum Sales Charge            4.75%       None
Imposed on Purchases
(as a percentage of
offering price)

Sales Charge Imposed            None        None
on Reinvested Dividends

Deferred Sales Charge           None        5.00%<F2>

Redemption Fees                 None        None

Exchange Fees                   None        None


<F1>You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

<F2>5% in the first year, declining to 1% in the sixth year, with no charge after the sixth year.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Balanced Fund. These expenses are charged directly to the Balanced Fund. Expenses include management fees, as well as the costs of maintaining accounts, administering the Balanced Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Balanced Fund.


Annual Fund Operating Expenses                Class A    Class B
(After expense waivers and reimbursements)    Shares     Shares


(as a percentage of average daily
net assets)

Management Fees<F1>                               .87%       .87%

Rule 12b-1 Distribution Fees                      .00%       .75%

Other Expenses<F2>                                .38%      1.00%
                                                 ----       ----

Total Fund Operating Expenses<F1>                1.25%      2.62%
                                                 ====       ====


<F1> These fees have been voluntarily reduced. Without this waiver, the Management
Fee would be 1.00%, and the Total Fund Operating Expenses would be 1.38% for Class A Shares, and 2.75% for Class B Shares.

<F2> Other Expenses includes an estimate of shareholder servicing fees the Balanced Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."


The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Balanced Fund.

Example: You would pay the following expenses on a $1,000 investment in the Balanced Fund, assuming: (1) a 5% annual return, and (2) redemption at the end of each time period.


                   1 Year     3 Years     5 Years     10 Years


Class A Shares     $60        $ 85        $113        $191

Class B Shares     $77        $111        $159        $262


This example is only an illustration.
Actual expenses and returns will vary.

Financial Highlights

Balanced Fund

The Financial Highlights describe the Balanced Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Balanced Fund for each of the periods indicated.


                                       CLASS B        CLASS A

                                       March 1,       Year         Year          Dec. 10,
                                       1996           Ended        Ended         1993
                                       through        Oct. 31,     Oct. 31,      through
                                       Oct. 31,       1996<F4>     1995          Oct. 31,
                                       1996<F4>                                  1994<F1>


Net Asset Value,
 Beginning of Period                   $  11.51       $  11.01     $   9.62      $  10.00
                                       --------       --------     --------      --------

Investment Activities
 Net investment income                     0.14           0.36         0.41          0.33

 Net realized and unrealized
  gains (losses) from
  investments and foreign currencies       0.85           1.39         1.40         (0.39)
                                           ----           ----         ----         -----

    Total from Investment Activities       0.99           1.75         1.81         (0.06)
                                           ----           ----         ----         -----

Distributions
 Net investment income                    (0.14)         (0.36)       (0.41)        (0.32)

 In excess of net investment income       (0.02)           --         (0.01)          --

 Net realized gains                         --           (0.07)         --            --
                                            ----           ----         ----         -----

    Total Distributions                   (0.16)         (0.43)       (0.42)        (0.32)
                                          -----          -----        -----         -----

Net Asset Value, End of Period         $  12.34       $  12.33     $  11.01      $   9.62
                                       ========       ========     ========      ========

Total Return (excludes sales charge)      15.73%<F5>     16.27%       19.24%        (0.57%)<F2>

Ratios/Supplemental Data:
Net Assets, End of Period (000)        $  1,432       $273,553     $201,073      $127,285

Ratio of expenses to
 average net assets                        2.46%<F3>      1.27%        0.98%         0.87%<F3>

Ratio of net investment income
 to average net assets                     1.78%<F3>      3.14%        4.05%         3.97%<F3>

Ratio of expenses to
 average net assets<F8>                    2.67%<F3>      1.43%        1.36%         1.49%<F3>

Ratio of net investment income
  to average net assets<F8>                1.57%<F3>      2.98%        3.67%         3.35%<F3>

Portfolio turnover<F6>                       80%            80%          69%          118%

Average commission rate paid<F7>       $ 0.0084       $ 0.0084          --            --


The financial highlights were audited by Coopers & Lybrand L.L.P. This information should be read in conjunction with the Balanced Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.


<F1> Period from commencement of operations.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective March 1, 1996, the Balanced Fund designated the existing shares as Class A Shares and began offering Class B Shares.

<F5> Represents total return for the Balanced Fund for the period November 1, 1995 through February 29,
1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996.

<F6> Portfolio turnover is calculated on the basis of the Balanced Fund as a whole without distinguishing between the classes of shares issued.

<F7> Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold
by the Balanced Fund for which commissions were charged.

<F8> During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

DIVERSIFIED STOCK FUND

Investment Objective

The Diversified Stock Fund seeks to provide long-term growth of capital.

Investment Policies and Strategy

The Diversified Stock Fund pursues its investment objective by investing primarily in equity securities and securities convertible into common stocks issued by established domestic and foreign companies.

The Adviser seeks to invest in securities that it considers undervalued in relation to historical earnings and the value of the issuer's underlying assets. In making investment decisions, the Adviser may consider cash flow, book value, dividend yield, growth potential, quality of management, adequacy of revenues, earnings, capitalization, and expected future relative earnings growth. The Adviser will pursue investments that provide above average dividend yield or potential for appreciation.

Under normal market conditions, the Diversified Stock Fund:

Will invest at least 80% of its total assets in equity securities and securities convertible or exchangeable into common stock

May invest up to 20% of its total assets in:

Investment-grade corporate debt securities

Short-term debt obligations

U.S. Government obligations

The Diversified Stock Fund is designed for long-term investors. The Diversified Stock Fund is subject to the risks common to all mutual funds and the risks common to mutual funds that invest in equity securities. By itself, the Diversified Stock Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment. Please read "Risk Factors" carefully before investing.

Portfolio Management

Lawrence G. Babin is the Portfolio Manager of the Diversified Stock
Fund, a position he has held since its inception in October 1989. He is a Portfolio Manager and Managing Director of Key Asset Management Inc., and has been in the investment business since 1982.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the Diversified Stock Fund.


Shareholder                            Class A      Class B
Transaction Expenses<F1>               Shares       Shares



Maximum Sales Charge                      4.75%        None
Imposed on Purchases
(as a percentage of offering price)

Sales Charge Imposed                      None         None
on Reinvested Dividends

Deferred Sales Charge                     None         5.00%<F2>

Redemption Fees                           None         None

Exchange Fee                              None         None


<F1>You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

<F2>5% in the first year, declining to 1% in the sixth year, with no charge after the sixth year.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Diversified Stock Fund. These expenses are charged directly to the Diversified Stock Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the Diversified Stock Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Diversified Stock Fund.



Annual Fund                    Class A     Class B
Operating Expenses             Shares      Shares


(as a percentage of
average daily net assets)

Management Fees                    .65%        .65%

Rule 12b-1 Distribution Fees       .00%        .75%

Other Expenses<F1>                 .40%        .62%
                                  ----        ----

Total Fund Operating Expenses     1.05%       2.02%
                                  ====        ====



<F1> Other Expenses include an estimate of shareholder servicing fees the Diversified Stock Fund expects to pay. See "Organization and Management of the Funds -- Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Diversified Stock Fund.

Example: You would pay the following expenses on a $1,000 investment in the Diversified Stock Fund, assuming: (1) a 5% annual return, and (2) redemption at the end of each time period.

                   1 Year     3 Years     5 Years     10 Years

Class A Shares     $58        $79         $103        $170

Class B Shares     $71        $93         $129        $210

This example is only an illustration.
Actual expenses and returns will vary.

Financial Highlights

Diversified Stock Fund

The Financial Highlights describe the Diversified Stock Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Diversified Stock Fund for each of the periods indicated.

                             CLASS B    CLASS A

                             March 1,   Year       Year       Year       Year       Year       Year       Year       Period From
                             1996       Ended      Ended      Ended      Ended      Ended      Ended      Ended      Oct. 20,
                             through    Oct. 31,   Oct. 31,   Oct. 31,   Oct. 31,   Oct, 31,   Dec. 31,   Dec. 31,   1989 to
                             Oct. 31,   1996<F1>   1995       1994       1993       1992       1991       1990       Oct. 31,
                             1996<F1>                                                                                1989
Net Asset Value,
 Beginning of Period         $  14.18   $  13.62   $  12.68   $  13.39   $  12.16   $  11.44   $   9.25   $   9.90   $  10.00
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Investment Activities:
  Net investment income          0.07       0.20       0.27       0.25       0.18       0.19       0.23       0.26

  Net realized
   and unrealized
   gains (losses)
   from investments              1.57       3.21       2.33       0.64       1.50       1.11       2.20      (0.67)     (0.10)
                                 ----       ----       ----       ----       ----       ----       ----      -----      -----
    Total from
     investment
     activities                  1.64       3.41       2.60       0.89       1.68       1.30       2.43      (0.41)     (0.10)
                                 ----       ----       ----       ----       ----       ----       ----      -----      -----
Distributions
  Net investment income         (0.07)     (0.19)     (0.27)     (0.23)     (0.21)     (0.19)     (0.24)     (0.24)

  In excess of net
   investment income            (0.04)       --       (0.01)       --         --         --         --         --         --

  Net realized gains              --       (1.09)     (1.38)     (1.37)     (0.24)     (0.39)
                                 ----       ----       ----       ----       ----       ----       ----      -----      -----

    Total distributions         (0.11)     (1.28)     (1.66)     (1.60)     (0.45)     (0.58)     (0.24)     (0.24)
                                 ----       ----       ----       ----       ----       ----       ----      -----      -----

Net Asset Value,
 End of Period               $  15.71   $  15.75   $  13.62   $  12.68   $  13.39   $  12.16   $  11.44   $   9.25   $   9.90
                             ========   ========   ========   ========   ========   ========   ========   ========   ========
Total Return
 (excludes
  sales charge)                 26.61%     27.16%     23.54%      7.39%     14.04%     11.57%     27.50%     (4.29%)    (1.00%)
                                 <F3>
Ratios/Supplemental
 Data:
Net Assets,
 End of Period (000)         $  8,228   $571,153   $409,549   $263,227   $257,405   $227,839   $177,472   $121,754   $ 80,046

Ratio of expenses
 to average net assets           2.07%      1.05%      0.92%      0.89%      0.89%      0.91%      0.91%      0.91%      0.75%
                                 <F2>                                                                                         <F2>
Ratio of net
 investment income
 (loss) to average
 net assets                      0.11%      1.40%      2.11%      2.06%      1.45%      1.63%      2.06%      2.75%      1.39%
                                 <F2>                                                                                         <F2>
Ratio of expenses to
 average net assets<F7>          2.08%      1.08%      0.95%      1.10%      0.90%
                                  <F2>

Ratio of net
 investment income
 (loss) to average
 net assets<F7>                  0.10%      1.37%      2.07%      1.86%      1.43%
                                  <F2>

Portfolio turnover<F4>             94%        94%        75%       104%        86%        75%        51%        63%         3%

Average commission
 rate paid<F5>               $ 0.0504   $ 0.0504

The financial highlights were audited by Coopers & Lybrand L.L.P. This information should be read in conjunction with the Diversified Stock Fund's most recent
Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.

<F1> Effective March 1, 1996, the Diversified Stock Fund designated the existing shares as Class A Shares and began offering Class B Shares.

<F2> Annualized.

<F3> Represents total return for the Diversified Stock Fund for the period
November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996.

<F4> Portfolio turnover is calculated on the basis of the Diversified Stock Fund as a whole without distinguishing between the classes of shares issued.

<F5> Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Diversified Stock Fund for which commissions were charged.

<F7> During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                                      - 7 -

Investment Objective

The Value Fund seeks to provide long-term growth of capital and dividend income.

Investment Policies and Strategy

The Value Fund pursues its investment objective by investing primarily in a diversified group of equity securities with an emphasis on companies with above average total return potential. The securities in the Value Fund usually are listed on a national exchange.

The Adviser seeks equity securities of under-valued companies.

Under normal market conditions, the Value Fund:

Will invest at least 80% of its total assets in equity securities and securities convertible or exchangeable into common stock

May invest up to 20% of its total assets in:

Preferred stocks
Investment-grade corporate debt securities
Short-term debt obligations
U.S. Government obligations

The Value Fund is designed for long-term investors. The Value Fund is subject to the risks common to all mutual funds and the risks common to mutual funds that invest in equity securities. By itself, the Value Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment. Please read "Risk Factors" carefully before investing.

Portfolio Management

Judith A. Jones is the Portfolio Manager of the Value Fund, a position she has held since its inception in December 1993. She is a Portfolio Manager and Managing Director of Key Asset Management Inc., and has been in the investment business since 1967.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the Value Fund.

Shareholder Transaction Expenses<F1>          Class A Shares
Maximum Sales Charge Imposed on Purchases               4.75%
(as a percentage of offering price)

Sales Charge Imposed on Reinvested Dividends            None

Deferred Sales Charge                                   None

Redemption Fees                                         None

Exchange Fees                                           None

<F1>You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Value Fund. These expenses are charged directly to the Value Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the Value Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Value Fund.

Annual Fund Operating Expenses                   Class A Shares
(as a percentage of average daily net assets)
Management Fees                                            1.00%

Other Expenses<F1>                                          .40%
                                                           ----
Total Fund Operating Expenses                              1.40%
                                                           ====

<F1> Other Expenses include an estimate of shareholder servicing fees the
Value Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Value Fund.

Example: You would pay the following expenses on a $1,000 investment in the Value Fund, assuming: (1) a 5% annual return, and (2) redemption at the end of each time period.

                   1 Year     3 Years     5 Years     10 Years
Class A Shares     $61        $90         $120        $207

This example is only an illustration.
Actual expenses and returns will vary.

Financial Highlights

Value Fund

The Financial Highlights describe the Value Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Value Fund for each of the periods indicated.

                                       Year Ended     Year Ended     December 3, 1993
                                       October 31,    October 31,    to October 31,
                                       1996           1995<F4>       1994<F1>
 Net Asset Value, Beginning of Period   $  11.87       $  10.13       $  10.00
                                       --------       --------       --------

Investment Activities
  Net investment income                    0.20           0.27           0.21

  Net realized and unrealized gains
    from investments                       2.65           1.92           0.11
                                       --------       --------       --------
    Total from Investment Activities       2.85           2.19           0.32
                                       --------       --------       --------
Distributions
  Net investment income                   (0.20)         (0.27)         (0.19)

  In excess of net investment income        --           (0.01)           --

  Net realized gains                      (0.34)         (0.17)           --
                                       --------       --------       --------
    Total Distributions                   (0.54)         (0.45)         (0.19)
                                       --------       --------       --------
Net Asset Value, End of Period         $  14.18       $  11.87       $  10.13
                                       ========       ========       ========

Total Return (excludes sales charge)      24.66%         22.28%          3.27%<F2>

Ratios/Supplemental Data:
Net Assets, End of Period (000)        $382,083       $295,871       $188,184

Ratio of expenses to average
 net assets                                1.33%          0.99%          0.92%<F3>

Ratio of net investment income
  to average net assets                    1.56%          2.55%          2.32%<F3>

Ratio of expenses to average
 net assets<F6>                            1.35%          1.30%          1.48%<F3>

Ratio of net investment income
  to average net assets<F6>                1.54%          2.24%          1.76%<F3>

Portfolio turnover                           28%            23%            39%

Average commission rate paid<F5>       $ 0.0524

The financial highlights were audited by Coopers & Lybrand L.L.P. This information should be read in conjunction with the Value Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.

<F1> Period from commencement of operations.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective June 5, 1995, the Victory Equity Income Portfolio merged into the Value Fund. Financial highlights for the periods prior to June 5, 1995 represent the Value Fund.

<F5> Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Value Fund for which commissions were charged.

<F6> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

STOCK INDEX FUND

Investment Objective

The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index (S&P 500 Index).

Investment Policies and Strategy

The Stock Index Fund pursues its investment objective by attempting to duplicate the capital performance and dividend income of the S&P 500 Index. The Stock Index Fund primarily invests in many of the equity securities that are in the S&P 500 Index, including American Depository Receipts (ADRs), and secondarily in related futures and options contracts.

The S&P 500 Index is comprised of 500 common stocks. To minimize small positions and transactions expenses, the Stock Index Fund need not invest in every stock included in the S&P 500 Index. The Stock Index Fund may purchase stocks that are not included in the S&P 500 Index if the Adviser believes that these investments will reduce "tracking error" (the difference between the Stock Index Fund's investment results, before expenses, and that of the S&P 500 Index).

The Stock Index Fund is not managed in the traditional sense using economic, financial, and market analysis. Therefore, the Stock Index
Fund will not necessarily sell a stock that is underperforming. Brokerage costs, fees, operating expenses, and tracking errors may cause the Stock Index Fund's total return to be lower than that of the S&P 500 Index.

In connection with its futures and options transactions, the Stock Index Fund may invest in:

Preferred stocks
Investment-grade corporate debt securities
Short-term debt obligations
U.S. Government obligations

The Stock Index Fund is designed for long-term investors. The Stock Index Fund is subject to the risks common to all mutual funds and the risks common to mutual funds that invest in equity securities. The Stock Index Fund may purchase, retain, and sell securities when such transactions would not be consistent with traditional investment criteria. The Stock Index Fund generally will remain fully invested in common stocks even when stock prices generally are falling. Accordingly, an investor is exposed to a greater risk of loss (or conversely, a greater prospect of gain) from fluctuations in the value of such securities than would be the case if the Stock Index Fund was not fully invested, regardless of market conditions. By itself, the Stock Index Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather sudden and sometimes substantial changes in the value of their investment. Please read
"Risk Factors" carefully before investing.

Portfolio Management

Malini S. Menon is the Portfolio Manager of the Stock Index Fund, a position she has held since April, 1996. She is a Portfolio Manager and Director of Key Asset Management Inc., and has been in the investment business since 1990.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the Stock Index Fund.

Shareholder Transaction Expenses<F1>             Class A Shares
Maximum Sales Charge Imposed on Purchases                  4.75%
(as a percentage of the offering price)

Sales Charge Imposed on Reinvested Dividends               None

Deferred Sales Charge                                      None

Redemption Fees                                            None

Exchange Fees                                              None

 <F1> You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Stock Index Fund. These expenses are charged directly to the Stock Index Fund. Expenses include management fees, as well as the costs of maintaining accounts, administering the Stock Index Fund, and other activities. The expenses shown are estimated based on historical or projected expenses of the Stock Index Fund.

Annual Fund Operating Expenses                   Class A Shares
(After expense waivers and reimbursements)
(as a percentage of average daily net assets)
Management Fees<F1>                                            .45%

Other Expenses<F1>                                             .11%
                                                               ---
Total Fund Operating Expenses<F1>                              .56%
                                                               ===

<F1> These fees have been voluntarily reduced. Without this waiver, the
Management Fee would be .60%. If the waivers were not in place, the Total Fund Operating Expenses would be .86%.

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Stock Index Fund.

Example: You would pay the following expenses on a $1,000 investment in the Stock Index Fund, assuming: (1) a 5% annual return, and (2) redemption at the end of each time period.

                   1 Year     3 Years     5 Years     10 Years

Class A Shares     $53        $65         $77         $114

This example is only an illustration.
Actual expenses and returns will vary.

Financial Highlights

Stock Index Fund

The Financial Highlights describe the Stock Index Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Stock Index Fund for each of the periods indicated.


                                       Year Ended       Year Ended       December 3, 1993
                                       October 31,      October 31,      to October 31,
                                       1996             1995             1994<F1>


Net Asset Value, Beginning of Period   $  12.50         $  10.18         $ 10.00
                                       --------         --------         -------

Investment Activities
  Net investment income                    0.28             0.27            0.20

  Net realized and unrealized gains
    on investments                         2.58             2.31            0.16
                                        --------         --------         -------

    Total from Investment Activities       2.86             2.58            0.36
                                       --------         --------         -------

Distributions
  Net investment income                   (0.28)           (0.26)          (0.18)

  In excess of net investment income        --               --              --

  Net realized gains                      (0.23)             --              --
                                       --------         --------         -------

    Total Distributions                   (0.51)           (0.26)          (0.18)
                                       --------         --------         -------

Net Asset Value, End of Period         $  14.85         $  12.50         $ 10.18
                                       ========         ========         =======

Total Return (excludes sales charge)      23.38%           25.72%           3.66%<F2>

Ratios/Supplemental Data:
Net Assets, End of Period (000)        $277,124         $160,822         $89,686

Ratio of expenses to average
 net assets                                0.57%            0.55%           0.58%<F3>

Ratio of net investment income
  to average net assets                    2.14%            2.53%           2.35%<F3>

Ratio of expenses to average
 net assets<F4>                            0.89%            0.87%           1.10%<F3>

Ratio of net investment income
  to average net assets<F4>                1.82%            2.21%           1.82%<F3>

Portfolio turnover                            4%              12%              1%

Average commission rate paid<F5>       $ 0.0186

The financial highlights were audited by Coopers & Lybrand L.L.P. This information should be read in conjunction with the Stock Index Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.


<F1> Period from commencement of operations.

<F2> Not annualized.

<F3> Annualized.

<F4> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F5> Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Stock Index Fund for which commissions were charged.

OHIO REGIONAL STOCK FUND

Investment Objective

The Ohio Regional Stock Fund seeks to provide capital appreciation.

Investment Policies and Strategy

The Ohio Regional Stock Fund pursues its investment objective by investing at least 80% of the Fund's total assets in equity securities issued by companies headquartered in the State of Ohio.

In making investment decisions, the Adviser analyzes cash flow, book value, dividend growth potential, quality of management, earnings, and capitalization. The Ohio Regional Stock Fund looks at any information that reflects the potential for future earnings growth. The Ohio Regional Stock Fund invests in nationally recognized companies and lesser-known companies that may have smaller capitalization, but also the potential for growth.

Under normal market conditions, the Ohio Regional Stock Fund:

Will invest at least 80% of its total assets in common stocks and securities convertible or exchangeable into common stocks.

May invest up to 20% of its total assets in:

Short-term debt obligations
Investment-grade corporate debt securities
Investment company securities
Preferred stock
U.S. Government obligations

The Ohio Regional Stock Fund is designed for long-term investors.
The Ohio Regional Stock Fund is subject to the risks common to all mutual funds and the risks common to mutual funds that invest in equity securities. The Ohio Regional Stock Fund may be appropriate for investors who are comfortable with assuming the added risks associated with an investment in a fund that concentrates its investments in a single state. By itself, the Ohio Regional Stock Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment. Since the Ohio Regional Stock Fund concentrates its investments in the State of Ohio, its assets may be at greater risk because of economic, political, or regulatory risks associated with the state. The Ohio Regional Stock Fund is subject to additional risks because it concentrates its investments in a single geographic area and it may invest more than 5% of its assets in the securities of a single issuer. Please read "Risk Factors" carefully before investing.

Portfolio Management

Lynn S. Hamilton is the Portfolio Manager of the Ohio Regional Stock Fund, a position he has held since October, 1991. He is a Portfolio Manager of Key Asset Management Inc., and has been in the investment business since 1977.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the Ohio Regional Stock Fund.

Shareholder                                Class A     Class B
Transaction Expenses<F1>                   Shares      Shares
Maximum Sales Charge                          4.75%       None
Imposed on Purchases
(as a percentage of the offering price)

Sales Charge Imposed                          None        None
on Reinvested Dividends

Deferred Sales Charge                         None        5.00%<F2>

Redemption Fees                               None        None

Exchange Fees                                 None        None

<F1>You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

<F2>5% in the first year, declining to 1% in the sixth year, with no charge after the sixth year.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Ohio Regional Stock Fund. These expenses are charged directly to the Ohio Regional Stock Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the Ohio Regional Stock Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Ohio Regional Stock Fund.

Annual Fund                                       Class A     Class B
Operating Expenses                                Shares      Shares
(as a percentage of average daily net assets)
Management Fees                                       .75%        .75%

Rule 12b-1 Distribution Fees                          .00%        .75%

Other Expenses<F1>                                    .65%       1.27%
                                                     ----        ----

Total Fund Operating Expenses                        1.40%       2.77%
                                                     ====        ====

<F1> Other Expenses includes an estimate of shareholder servicing fees the
Ohio Regional Stock Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Ohio Regional Stock Fund.

Example: You would pay the following expenses on a $1,000 investment in the Ohio Regional Stock Fund, assuming: (1) a 5% annual return, and
(2) redemption at the end of each time period.

                   1 Year     3 Years     5 Years     10 Years

Class A Shares     $61        $ 90        $120        $207

Class B Shares     $78        $116        $166        $277

This example is only an illustration.
Actual expenses and returns will vary.

Financial Highlights

Ohio Regional Stock Fund

The Financial Highlights describe the Ohio Regional Stock
Fund's return and operating expenses over time. This table shows the results of an investment in one share of the Ohio
Regional Stock Fund for each of the periods indicated.

                            CLASS B     CLASS A

                            March 1,    Year       Year       Year       Year       Year       Year       Year      Period From
                            1996        Ended      Ended      Ended      Ended      Ended      Ended      Ended     Oct. 20,
                            through     Oct. 31,   Oct. 31,   Oct. 31,   Oct. 31,   Oct, 31,   Dec. 31,   Dec. 31,  1989 to
                            Oct. 31,    1996<F5>   1995       1994       1993       1992       1991       1990<F6>  Oct. 31,
                            1996<F5>                                                                                1989
                                                                                                                    <F1><F6>
Net Asset Value,
 Beginning of Period        $  16.43    $  15.94   $  14.56   $  14.69   $  12.12   $  11.15   $   6.75   $   9.72  $  10.00
                            --------    --------   --------   --------   --------   --------   --------   --------  --------
Investment Activities:
  Net investment
   income (loss)               (0.03)       0.14       0.17       0.18       0.16       0.20       0.21       0.24

  Net realized
   and unrealized
   gains (losses)
   from investments             1.51        2.62       2.13       0.39       2.63       1.07       4.39      (2.98)    (0.28)
                            --------    --------   --------   --------   --------   --------   --------   --------  --------
    Total from
     Investment Activities      1.48        2.76       2.30       0.57       2.79       1.27       4.60      (2.74)    (0.28)
                            --------    --------   --------   --------   --------   --------   --------   --------  --------
Distributions
  Net investment income          --        (0.14)     (0.17)     (0.17)     (0.18)     (0.21)     (0.20)     (0.23)      --

  In excess of net
   investment income           (0.04)        --       (0.01)       --         --         --         --         --        --

  Net realized gains             --        (0.36)     (0.65)     (0.53)     (0.04)     (0.09)       --         --        --

  In excess of net
   realized gains                --        (0.25)     (0.09)       --         --         --         --         --        --
                            --------    --------   --------   --------   --------   --------   --------   --------  --------

    Total Distributions        (0.04)      (0.75)     (0.92)     (0.70)     (0.22)     (0.30)     (0.20)     (0.23)
                            --------    --------   --------   --------   --------   --------   --------   --------  --------

Net Asset Value,
 End of Period              $  17.87    $  17.95   $  15.94   $  14.56   $  14.69   $  12.12   $  11.15   $   6.75  $   9.72
                            ========    ========   ========   ========   ========   ========   ========   ========  ========
Total Return
 (excludes sales charge)       16.95%      17.79%     16.93%      3.96%     23.16%     11.50%     68.68%    (28.63%)   (2.80%)
                                 <F7>
Ratios/Supplemental Data:
Net Assets,
 End of Period (000)        $    326    $ 45,294   $ 39,048   $ 33,965   $ 34,926   $ 36,115   $ 27,092   $ 13,039  $ 20,277

Ratio of expenses
 to average
 net assets                     2.61%       1.39%      1.20%      1.04%      1.04%      1.04%      1.08%      1.11%     0.88%
                                 <F3>                                                                                    <F3>
Ratio of net
 investment income
 (loss) to average
  net assets                   (0.60%)      0.79%      1.13%      1.27%      1.17%      1.73%      2.16%      2.66%     0.47%
                                 <F3>                                                                                    <F3>

Ratio of expenses to
 average net assets<F4>         3.50%       1.40%      1.24%      1.27%      1.06%       --         --         --        --
                                 <F3>
Ratio of net
 investment income
 (loss) to average
 net assets<F4>                (1.49%)      0.78%      1.09%      1.04%      1.15%       --         --         --        --
                                 <F3>

Portfolio turnover<F8>             6%          6%        11%        14%         7%         8%        15%        11%      --

Average commission
 paid<F9>                   $ 0.0513    $ 0.0513

The financial highlights were audited by Coopers & Lybrand. This information should be read in conjunction with the Ohio Regional Stock Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.

<F1> Period from commencement of operations.

<F3> Annualized.

<F4> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F5> Effective March 1, 1996, the Ohio Regional Stock Fund designated the existing shares as Class A Shares and began offering Class B Shares.

<F6> This information is not included in the financial statements audited by Coopers & Lybrand L.L.P.

<F7> Represents total return for the Ohio Regional Stock Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996.

<F8> Portfolio turnover is calculated on the basis of the Ohio Regional
Stock Fund as a whole without distinguishing between the classes of shares issued.

<F9> Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Ohio Regional Stock Fund for which commissions were charged.

GROWTH FUND

Investment Objective

The Growth Fund seeks to provide long-term growth of capital.

Investment Policies and Strategy

The Growth Fund pursues its investment objective by investing primarily in equity securities of companies with superior prospects for long-term earnings growth and price appreciation. The issuers usually are listed on a nationally recognized exchange.

In making investment decisions, the Adviser will look for above average growth rates, high return on equity, issuers that reinvest their earnings in their business, and strong balance sheets.

Under normal market conditions, the Growth Fund:

Will invest at least 80% of its total assets in common stocks and securities convertible into common stocks

May invest up to 20% of its total assets in:

Preferred stocks
Investment-grade corporate debt securities
Short-term debt obligations
U.S. Government obligations

The Growth Fund is designed for long-term investors. The Growth
Fund is subject to the risks common to all mutual funds and the risks common to mutual funds that invest in equity securities. The Growth
Fund may be appropriate for investors who are comfortable with assuming the added risks associated with stocks that do not pay out significant portions of their earnings as dividends. By itself, the Growth Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment and do not require significant current income from their investments. Please read
"Risk Factors" carefully before investing.

Portfolio Management

William F. Ruple is the Portfolio Manager of the Growth Fund, a position he has held since June, 1995. He is a Portfolio Manager and Director of Key Asset Management Inc., and has been in the investment advisory business since 1970.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the Growth Fund.

Shareholder Transaction Expenses<F1>          Class A Shares
Maximum Sales Charge Imposed on Purchases               4.75%
(as a percentage of offering price)

Sales Charge Imposed on Reinvested Dividends            None

Deferred Sales Charge                                   None

Redemption Fees                                         None

Exchange Fees                                           None

<F1>You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Growth Fund. These expenses are charged directly to the Growth Fund's income before it is paid to you. Expenses include management fees as well as the costs of maintaining accounts, administering the Growth Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Growth Fund.

Annual Fund Operating Expenses                   Class A Shares
(as a percentage of average daily net assets)
Management Fees                                            1.00%

Other Expenses<F1>                                          .40%
                                                           ----
Total Fund Operating Expenses                              1.40%
                                                           ====

<F1> Other Expenses includes an estimate of shareholder servicing fees the Growth Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Growth Fund.

Example: You would pay the following expenses on a $1,000 investment in the Growth Fund, assuming: (1) a 5% annual return, and (2) redemption at the end of each time period.

                   1 Year     3 Years     5 Years     10 Years

Class A Shares     $61        $90         $120        $207

This example is only an illustration.
Actual expenses and returns will vary.

Financial Highlights

Growth Fund

The Financial Highlights describe the Growth Fund's returns and operating expenses over time. This following table shows the results of an investment in one share of the Growth Fund for each of the periods indicated.

                                       Year Ended     Year Ended     December 3, 1993
                                       October 31,    October 31,    to October 31,
                                       1996           1995<F4>       1994<F1><F5>
Net Asset Value, Beginning of Period   $  12.15       $  10.23       $  10.00
                                       --------       --------       --------

Investment Activities
  Net investment income (loss)             0.08           0.11           0.10

  Net realized and unrealized gains
    (losses) on investments                2.93           1.97           0.22
                                       --------       --------       --------

    Total from Investment Activities       3.01           2.08           0.32
                                       --------       --------       --------

Distributions
  Net investment income                   (0.08)         (0.11)         (0.09)

  In excess of net investment income        --             --             --

  Net realized gains                      (0.51)         (0.05)           --
                                       --------       --------       --------

    Total Distributions                   (0.59)         (0.16)         (0.09)
                                       --------       --------       --------

Net Asset Value, End of Period         $  14.57       $  12.15       $  10.23
                                       ========       ========       ========

Total Return (excludes sales charge)      25.66%         20.54%          3.22%<F2>

Ratios/Supplemental Data:
Net Assets, End of Period (000)        $147,753       $108,253       $ 66,921

Ratio of expenses to average
 net assets                                1.33%          1.07%          0.94%<F3>


Ratio of net investment income
  to average net assets                    0.64%          1.00%          1.10%<F3>

Ratio of expenses to average
 net assets<F6>                            1.39%          1.42%          1.51%<F3>

Ratio of net investment income
  to average net assets<F6>                0.58%          0.65%          0.53%<F3>

Portfolio turnover                           27%           107%            28%

Average commission rate paid<F7>       $ 0.0618


The financial highlights were audited by Coopers & Lybrand L.L.P. This information should be read in conjunction with the Growth Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.

<F1> Period from commencement of operations.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective June 5, 1995, the Victory Equity Portfolio merged into the
Growth Fund. Financial highlights for the period prior to June 5, 1995 represent the Growth Fund.

<F5> Effective March 17, 1994, the Society Earnings Momentum Fund merged into the Growth Fund. Financial highlights for the period prior to March 17, 1994 represent the Growth Fund.

<F6> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F7> Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Growth Fund for which commissions were charged.

SPECIAL VALUE FUND

Investment Objective

The Special Value Fund seeks to provide long-term growth of capital and dividend income.

Investment Policies and Strategy

The Special Value Fund pursues its investment objective by investing primarily in equity securities of small- and medium-sized companies listed on a national exchange. Small-sized companies are defined as those having market capitalization of less than $1 billion, and medium-sized companies are defined as those having a market capitalization of between $1 billion and $5 billion.

The Adviser looks for companies with above average total return potential whose equity securities are under-valued and considered statistically cheap.

Under normal market conditions the Special Value Fund will:

Invest at least 65% of its total assets in:

Common and preferred stocks
Securities convertible into common stock of small- and medium-sized companies

Invest up to 35% of its total assets in:

Investment-grade debt securities

The Special Value Fund is designed for long-term investors. The Special Value Fund is subject to the risks common to all mutual funds and the risks common to mutual funds that invest in equity securities. The
Special Value Fund may be appropriate for investors who are comfortable with assuming the added risks associated with small capitalization stocks in return for the possibility of long-term rewards. The smaller, less seasoned companies in which the Special Value Fund may invest may be subject to greater business risks than larger, established companies. They may be at greater risk to changes in economic conditions and factors affecting the profits of corporations. By itself, the Special Value Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment. Please read "Risk Factors" carefully before investing.

Portfolio Management

Anthony Aveni, Barbara Myers, and Paul Danes are the Portfolio Managers of the Special Value Fund. Anthony Aveni has been a Portfolio Manager of the Special Value Fund since its inception in December, 1993. He is a Managing Director with Key Asset Management Inc., and has been in the investment business since 1981. Barbara Myers has been a Portfolio Manager of the Special Value Fund since June, 1995. She is a Portfolio Manager and Director with Key Asset Management Inc. and has been in the investment business since 1987. Paul Danes has been a Portfolio Manager of the Special Value Fund since October, 1995. He is a Portfolio Manager and Director with Key Asset Management Inc., and has been in the investment business since 1987.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the Special Value Fund.

Shareholder                               Class A     Class B
Transaction Expenses<F1>                  Shares      Shares
Maximum Sales Charge                         4.75%       None
Imposed on Purchases
(as a percentage of the offering price)

Sales Charge Imposed                         None        None
on Reinvested Dividends

Deferred Sales Charge                        None        5.00%<F2>

Redemption Fees                              None        None

Exchange Fee                                 None        None

<F1> You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

<F2> 5% in the first year, declining to 1% in the sixth year, with no charge after the sixth year.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Special Value Fund. These expenses are charged directly to the Special Value Fund. Expenses include management fees, as well as the costs of maintaining accounts, administering the Special Value Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Special Value Fund.

Annual Fund                                     Class A     Class B
Operating Expenses                              Shares      Shares
(as a percentage of average daily net assets)
Management Fees                                    1.00%       1.00%

Rule 12b-1 Distribution Fees                        .00%        .75%

Other Expenses<F1>                                  .40%       1.04%
                                                   ----        ----
Total Fund Operating Expenses                      1.40%       2.79%
                                                   ====        ====

<F1> Other Expenses includes an estimate of shareholder servicing fees the
Special Value Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Special Value Fund.

Example: You would pay the following expenses on a $1,000 investment in the Special Value Fund, assuming: (1) a 5% annual return, and
(2) redemption at the end of each time period.

                   1 Year     3 Years     5 Years     10 Years

Class A Shares     $61        $ 90        $120        $207

Class B Shares     $78        $117        $167        $278

This example is only an illustration.
Actual expenses and returns will vary.

Financial Highlights

Special Value Fund

The Financial Highlights describe the Special Value Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Special Value Fund for each of the periods indicated.


                                       CLASS B        CLASS A

                                       March 1,       Year          Year          Dec. 3,
                                       1996           Ended         Ended         1993
                                       through        Oct. 31,      Oct. 31,      through
                                       Oct. 31,       1996<F5>      1995          Oct. 31,
                                       1996<F5>                                   1994<F1>


Net Asset Value,
 Beginning of Period                   $  12.89       $  12.15     $  10.49       $  10.00
                                       --------       --------     --------       --------

Investment Activities
 Net investment income                     0.01           0.12         0.15           0.11

 Net realized and
  unrealized gains (losses)
  from investments and
  foreign currencies                       1.23           2.33         1.71           0.48
                                       --------       --------     --------       --------

    Total from Investment Activities       1.24           2.45         1.86           0.59
                                       --------       --------     --------       --------

Distributions
 Net investment income                    (0.01)         (0.11)       (0.15)         (0.10)

 In excess of net investment income       (0.03)           --           --             --

 Net realized gains                         --           (0.34)       (0.05)
                                       --------       --------     --------       --------

    Total Distributions                   (0.04)         (0.45)       (0.20)         (0.10)
                                       --------       --------     --------       --------

Net Asset Value, End of Period         $  14.09       $  14.15     $  12.15       $  10.49
                                       ========       ========     ========       ========

Total Return (excludes sales charge)      19.80%<F6>     20.60%       18.01%          5.92%<F2>

Ratios/Supplemental Data:
Net Assets, End of Period (000)        $    386       $289,460     $194,700       $118,600

Ratio of expenses to
 average net assets                        2.51%<F3>      1.37%        1.04%          1.00%<F3>

Ratio of net investment income
 to average net assets                    (0.31%)<F3>     0.88%        1.35%          1.23%<F3>

Ratio of expenses to
 average net assets<F4>                    3.75%<F3>      1.40%        1.30%          1.49%<F3>

Ratio of net investment income
  to average net assets<F4>               (1.55%)<F3>     0.85%        1.09%          0.74%<F3>

Portfolio turnover<F7>                       55%            55%          39%            18%

Average commission rate paid<F8>       $ 0.0501       $ 0.0501


The financial highlights were audited by Coopers & Lybrand L.L.P. This information should be read in conjunction with the Special Value Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.


<F1> Period from commencement of operations.

<F2> Not annualized.

<F3> Annualized.

<F4> During the period, certain fees were voluntarily reduced. If such voluntary waivers or fee reductions had not occurred, the ratios would have been as indicated.

<F5> Effective March 1, 1996, the Special Value Fund designated the existing shares as Class A Shares and began offering Class B Shares.

<F6> Represents total return for the Special Value Fund for the period
November 1, 1995 through February 29, 1996 plus total return for
Class B Shares for the period March 1, 1996 through October 31, 1996.

<F7> Portfolio turnover is calculated on the basis of the Special Value Fund as a whole without distinguishing between the classes of shares issued.

<F8> Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Special Value Fund for which commissions were charged.

SPECIAL GROWTH FUND

Investment Objective

The Special Growth Fund seeks to provide capital appreciation.

Investment Policies and Strategy

The Special Growth Fund pursues its investment objective by investing primarily in equity securities of companies with market capitalization of $750 million or less.

In making investment decisions, the Adviser will look for above average growth rates, high return on equity, issuers that reinvest their earnings in their business, and strong balance sheets.

Under normal market conditions, the Special Growth Fund:

Will invest at least 65% of its total assets in equity securities of companies with market capitalization of $750 million or less.
These equity investments include:

Common stock
Preferred stock
Convertible preferred stock
Debt convertible or exchangeable into equity securities
Securities convertible into common stock

May invest up to 35% of its total assets in:

Equity securities of companies with market capitalization's of up to approximately $1 billion
Investment-grade debt securities

May invest up to 5% of its total assets in lower-rated debt securities, commonly referred to as "junk bonds."

The Special Growth Fund is designed for long-term equity investors.
The Special Growth Fund may be appropriate for investors who are comfortable with assuming the added risks associated with small capitalization stocks in return for the possibility of long-term rewards. Smaller capitalization companies may have limited product lines, markets, or financial resources, which may make them more susceptible to setbacks and reversals.
These securities may be subject to more abrupt or erratic price fluctuations than securities of larger companies. Small capitalization stocks as a group may not respond to general market rallies or downturns as much as other types of equity securities. The Special Growth Fund may be appropriate for investors who are comfortable with assuming the added risks associated with stocks that do not pay out significant portions of their earnings as dividends. By itself, the Special Growth Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment and do not require significant current income from their investments. Please read "Risk Factors" carefully before investing.

Portfolio Management

Annette Geddes is the Portfolio Manager of the Special Growth Fund, a position she has held since June, 1996. She is a Portfolio Manager and Managing Director of Key Asset Management Inc., and has been in the investment business since 1967.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the Special Growth Fund.

Shareholder                                 Class A
Transaction Expenses<F1>                    Shares
Maximum Sales Charge                           4.75%
Imposed on Purchases
(as a percentage of the offering price)

Sales Charge Imposed                           None
on Reinvested Dividends

Deferred Sales Charge                          None

Redemption Fees                                None

Exchange Fee                                   None

<F1>You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Special Growth Fund. These expenses are charged directly to the Special
Growth Fund. Expenses include management fees as well as costs of maintaining accounts, administering the Special Growth Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Special Growth Fund.

Annual Fund                                      Class A
Operating Expenses                               Shares
(as a percentage of average daily net assets)
Management Fees                                     1.00%

Other Expenses<F1>                                   .53%
                                                    ----
Total Fund Operating Expenses                       1.53%
                                                    ====

<F1> Other Expenses includes an estimate of shareholder servicing fees the
Special Growth Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Special Growth Fund.

Example: You would pay the following expenses on a $1,000 investment in the Special Growth Fund, assuming: (1) a 5% annual return, and
(2) redemption at the end of each time period.

                   1 Year     3 Years     5 Years     10 Years

Class A Shares     $62        $94         $127        $221

This example is only an illustration.
Actual expenses and returns will vary.

Financial Highlights

Special Growth Fund

The Financial Highlights describe the Special Growth Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Special Growth Fund for each of the periods indicated.


                                       Year        Six Months      Year          Jan. 11,
                                       Ended       Ended           Ended         1994
                                       Oct. 31,    Oct. 31,        April 30,     through
                                       1996        1995            1995<F4>      April 30,
                                                                                 1994<F1><F4>


Net Asset Value,
 Beginning of Period                   $  11.81    $  10.54        $   9.82      $  10.00
                                       --------    --------        --------      --------

Investment Activities
 Net investment income                    (0.07)        --             0.02         (0.01)

 Net realized and unrealized gains
  (losses) on investments                  2.40        1.27            0.72         (0.17)
                                       --------    --------        --------      --------

    Total from Investment Activities       2.33        1.27            0.74         (0.18)
                                       --------    --------        --------      --------

Distributions
 Net investment income                      --          --            (0.02)          --
                                       --------    --------        --------      --------

    Total Distributions                     --          --            (0.02)          --
                                       --------    --------        --------      --------

Net Asset Value, End of Period         $  14.14    $  11.81        $  10.54      $   9.82
                                       ========    ========        ========      ========

Total Return (excludes sales charge)      19.73%      12.05%<F2>       7.51%        (1.80%)<F2>

Ratios/Supplemental Data:
Net Assets, End of Period (000)        $ 87,837    $ 54,335        $ 20,796      $ 30,867

Ratio of expenses to
 average net assets                        1.47%       0.65%<F3>       1.04%         0.82%<F3>

Ratio of net investment income
 loss to average net assets               (0.62%)     (0.13%)<F3>      0.17%        (0.27%)<F3>

Ratio of expenses to
 average net assets<F6>                    1.51%       1.40%<F3>       1.35%         1.47%<F3>

Ratio of net investment income
  (loss) to average net assets<F6>        (0.66%)     (0.88%)<F3>     (0.14%)       (0.92%)<F3>

Portfolio turnover                          152%         54%            102%           61%

Average commission rate paid<F5>       $ 0.0468


The financial highlights were audited by Coopers & Lybrand L.L.P. for the period ended 1995 and 1996, and by other auditors for all earlier periods.
This information should be read in conjunction with the Special Growth Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.


<F1> Period from commencement of operations.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective June 5, 1995, the Victory Aggressive Growth Portfolio merged into the Special Growth Fund. Financial highlights for the periods prior to June 5, 1995 represent the Aggressive Growth Portfolio.

<F5> Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Special Growth Fund for which commissions were charged.

<F6> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

INTERNATIONAL GROWTH FUND

Investment Objective

The International Growth Fund seeks to provide capital growth consistent with reasonable investment risk.

Investment Policies and Strategy

The International Growth Fund pursues its investment objective by investing primarily in equity securities of foreign corporations, most of which are denominated in foreign currencies.

The International Growth Fund will invest most of its assets in securities of companies located either in developed countries in Western Europe or in Japan, although it may purchase securities of companies located in developing countries and other developed countries. In making investment decisions, the Adviser may analyze the economies of foreign countries and the growth potential for individual sectors and securities.

Under normal market conditions, the International Growth Fund:

Will invest at least 65% of its total assets in:

Securities (including American Depository Receipts) of companies that derive more than 50% of their gross revenues from, or have more than 50% of their assets, outside the United States.

Securities for which the principal trading markets are located in at least three different countries (excluding the United States).

May invest up to 35% of its total assets in:

Domestic money market securities

Securities convertible into common stock

"Sponsored" and "unsponsored" American Depository Receipts and similar securities

Investment grade corporate debt obligations

U.S. Government Obligations

May invest up to 20% of its total assets in securities of companies located in developing countries

The International Growth Fund is designed for long-term investors.
The International Growth Fund is subject to the risks common to all mutual funds and to the risks common to mutual funds that invest in equity securities and foreign securities. The International Growth Fund may be appropriate for investors who are comfortable with assuming the added risks associated with stocks that do not pay out significant portions of their earnings as dividends. The International Growth Fund may be appropriate for investors who are comfortable with assuming the added risks associated with investments in foreign countries and investments denominated in foreign currencies. By itself, the International Growth Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment and do not require significant current income from their investments. Please read "Risk Factors" carefully before investing.

Portfolio Management

Conrad R. Metz is the Portfolio Manager of the International Growth Fund, a position he has held since October, 1995. From 1993-1995 he was Senior Vice President, International Equities, at Bailard Biehl & Kaiser and has held other responsible positions managing or researching international investments since 1983. He is a Portfolio Manager and Managing Director of Key Asset Management Inc., and has been in the investment business since 1978.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the International
Growth Fund.


Shareholder                                 Class A     Class B
Transaction Expenses<F1>                    Shares      Shares
Maximum Sales Charge                           4.75%       None
Imposed on Purchases
(as a percentage of the offering price)

Sales Charge Imposed                           None        None
on Reinvested Dividends

Deferred Sales Charge                          None        5.00%<F2>

Redemption Fees                                None        None

Exchange Fee                                   None        None


<F1> You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

<F2> 5% in the first year, declining to 1% in the sixth year with no charge after the sixth year.



The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the International Growth Fund. These expenses are charged directly to the International Growth Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the International Growth Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the International Growth Fund.


Annual Fund                                      Class A     Class B
Operating Expenses                               Shares      Shares
(as a percentage of average daily net assets)

Management Fees                                     1.10%       1.10%

Rule 12b-1 Distribution Fees                         .00%        .75%

Other Expenses<F1>                                   .65%       1.25%
                                                    ----        ----

Total Fund Operating Expenses<F1>                   1.75%       3.10%
                                                    ====        ====


<F1> Other Expenses includes an estimate of shareholder servicing fees the International Growth Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the International Growth Fund.

Example: You would pay the following expenses on a $1,000 investment in the International Growth Fund, assuming: (1) a 5% annual return, and
(2) redemption at the end of each time period.

                   1 Year     3 Years     5 Years     10 Years

Class A Shares     $64        $100        $138        $244

Class B Shares     $81        $126        $183        $310

This example is only an illustration.
Actual expenses and returns will vary.

Financial Highlights

International Growth Fund

The Financial Highlights describe the International Growth Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the International Growth Fund for each of the periods indicated.

                             CLASS B     CLASS A

                             March 1,       Year       Year       Year         Year        Year         Year       May 18,
                             1996           Ended      Ended      Ended        Ended       Ended        Ended      1990
                             through        Oct. 31,   Oct. 31,   Oct. 31,     Oct. 31,    Oct, 31,     Oct. 31,   through
                             Oct. 31,       1996<F1>   1995<F2>   1994         1993        1992         1991<F9>   Oct. 31,
                             1996<F1>                                                                              1990<F8><F9>
Net Asset Value,
 Beginning of Period         $  12.79       $  12.33   $  13.32   $  11.93     $   8.93    $   9.20     $   9.46   $  10.00
                             --------       --------   --------   --------     --------    --------     --------   --------
Investment Activities:
  Net investment
   income (loss)                  --            0.08      (0.05)     (0.01)       (0.03)      (0.02)        0.51       0.09

  Net realized
   and unrealized
   gains (losses)
   from investments
   from foreign currencies       0.14           0.62      (0.42)      1.40         3.03       (0.17)       (0.25)     (0.55)
                             --------       --------   --------   --------     --------    --------     --------   --------
    Total from
     Investment Activities       0.14           0.70      (0.37)      1.39         3.00       (0.19)        0.26      (0.46)
                             --------       --------   --------   --------     --------    --------     --------   --------
Distributions
  Net investment income           --           (0.02)       --         --           --        (0.01)       (0.52)     (0.08)

  Net realized gains              --             --       (0.55)       --           --        (0.07)         --         --

  Tax return of capital           --             --       (0.07)       --           --          --           --         --
                             --------       --------   --------   --------     --------    --------     --------   --------

    Total Distributions           --           (0.02)     (0.62)       --           --        (0.08)       (0.52)     (0.08)
                             --------       --------   --------   --------     --------    --------     --------   --------

Net Asset Value,
 End of Period               $  12.93       $  13.01   $  12.33   $  13.32     $  11.93    $   8.93     $   9.20   $   9.46
                             ========       ========   ========   ========     ========    ========     ========   ========

Total Return
 (excludes sales charge)         4.89%<F3>      5.65%     (2.50%)   (11.65%)      33.59%      (2.08%)       2.93%     (4.54%)
                                                                                                                        <F10>
Ratios/Supplemental
 Data:
 Net Assets,
 End of Period (000)         $    118       $121,517   $106,477   $ 81,307     $ 30,629    $ 11,091     $  5,682   $  9,878

Ratio of expenses
 to average net assets           2.91%<F4>      1.73%      1.53%      1.48%        1.46%       1.56%        1.72%      1.70%
                                                                                                                       <F4><F7>
Ratio of net
 investment income
 (loss) to average
 net assets                     (0.10%)<F4>     0.64%      0.75%     (0.51%)      (0.74%)     (0.20%)       5.97%      2.51%
                                                                                                                       <F4><F7>
Ratio of expenses
 to average net assets<F7>       6.46%<F4>      1.75%      1.65%      1.83%        1.63%       1.72%

Ratio of net
 investment loss
 to average
 net assets<F7>                 (3.65%)<F4>     0.62%      0.63%     (0.86%)      (0.91%)     (0.35%)

Portfolio turnover<F5>            178%           178%        68%        51%          45%         92%         103%        12%

Average commission paid<F6>  $ 0.0242       $ 0.0242


The financial highlights were audited by Coopers & Lybrand L.L.P. This information should be read in conjunction with the International
Growth Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.

<F1> Effective March 1, 1996, the International Growth Fund designated the existing shares of Class A Shares and began offering Class B Shares.

<F2> Effective June 5, 1995, the Victory Foreign Markets Portfolio merged into the International Growth Fund. Financial highlights for the periods prior to June 5, 1995 represent the International Growth Fund.

<F3> Represents total return for the International Growth Fund for the period
November 1, 1995 through February 29, 1996 plus total return for
Class B Shares for the Period March 1, 1995 through October 31, 1996.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the International Growth
Fund as a whole without distinguishing between the classes of shares issued.

<F6> Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the International Growth Fund for which commissions were charged.

<F7> During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F8> Period from commencement of operations.

<F9> This information is not included in the financial statements audited by Coopers & Lybrand L.L.P.

<F10> Not annualized.

Risk Factors

It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

This prospectus describes some of the risks that you may assume as an investor in the Funds. By matching your investment objective with a comfortable level of risk, you can create your own customized investment plan. Some limitations on the Funds' investments are described in the section that follows. "Other Securities and Investment Practices" at the end of this prospectus provides additional information on the securities mentioned in the overview of each of the Funds. As with any mutual fund, there is no guarantee that a Fund will earn income or show a positive total return over time. A Fund's price, yield, and total return will fluctuate. You may lose money if a Fund's investments do not perform well.

The following risks are common
to all mutual funds:

Market risk is the risk that the market value of a security will fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for it, or less than the security was worth at an earlier time. Market risk may affect a single security, an industry, a sector of the economy, or the entire market, and is common to all investments.

Manager risk is the risk that a Fund's Portfolio Manager may use a strategy that does not produce the intended result.

The following risk is common
to mutual funds that invest in
equity securities:

Equity risk is the risk that the value of the security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability. Unlike debt securities, which have preference to a company's earnings and cash flow, equity securities are entitled to the residual value after the company meets its other obligations.
For example, holders of debt securities have priority over holders of equity securities to a company's assets in the event of bankruptcy.

The following risks are common
to mutual funds that invest
in foreign securities:

Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Foreign issuer risk. Compared to U.S. and Canadian companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices used by domestic issuers. In addition, foreign securities markets may be less liquid, more volatile, and less subject to governmental supervision than in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.

The following risks are common
to mutual funds that invest in
debt securities:

Interest rate risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. Therefore, when interest rates go up, the value of a fixed-rate security typically goes down. When interest rates go down, the value of these securities typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.

Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund.
Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities.

Reinvestment risk is the risk that when interest income is reinvested, interest rates will have declined so that income must be reinvested at a lower interest rate. Generally, interest rate risk and reinvestment risk have offsetting effects.

Credit (or default) risk is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Although the Funds generally invest in only high-quality securities, the interest or principal payments may not be insured or guaranteed on all securities.

The following risk is common
to mutual funds that invest in
the securities of a single state:

Concentration and diversification risk is the risk that only a limited number of high-quality securities of a particular type may be available. Concentration and diversification risk is greater for Funds that primarily invest in the securities of a single state or geographic area.

Investment Limitations

The SEC and IRS have certain restrictions with which all mutual funds must comply. The Funds monitor these limitations on an ongoing basis.

To help reduce risk, the Funds have adopted limitations on some investment policies. These limits involve a Fund's ability to borrow money and the amount it can invest in various types of securities. Certain limitations can be changed only with the approval of shareholders. Victory's Board of Trustees can change other investment limitations without shareholder approval.
See "Other Securities and Investment Practices" and the SAI for more information.

Each Fund limits to 25% of its total assets the amount that it may invest in any single industry (other than U.S. Government obligations). Each Fund limits its borrowing to 33 1/3% of its total assets. Borrowing would be in the form of selling a security that it owns and agreeing to repurchase that security later at a higher price. The Funds do not intend to borrow for leveraging purposes.

Diversification Requirements

SEC Requirement: Each Fund is "diversified" according to certain federal securities provisions regarding the diversification of its assets. Generally, under these provisions, a Fund must invest at least 75% of its total assets so that no more than 5% of its total assets are invested in the securities of any one issuer.

IRS Requirement: Each Fund also intends to comply with certain federal tax requirements regarding the diversification of its assets, which generally are less restrictive than the securities provisions. These diversification provisions and requirements are discussed in the SAI.

Investment Performance

Past performance does not guarantee future results. You may obtain the current 30-day yield by calling 800-KEY-FUND.
Our Shareholder Servicing representatives are available from 8:00 a.m. to 7:00 p.m. Eastern Time Monday through Friday.

Victory may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information may also appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Performance information is contained in the annual and semi-annual reports. You may obtain a copy free of charge, by calling 800-KEY-FUND.

The "30-day yield" is an "annualized" figure--the amount you would earn if you stayed in a Fund for a year and the Fund continued to earn the same net income throughout that year. To calculate 30-day yield, a Fund's net investment income per share for the most recent 30 days is divided by the maximum offering price per share for Class A Shares, or by the NAV for Class B Shares.

To calculate "total return," a Fund starts with the total number of shares that you can buy for $1,000 at the beginning of the period. Then the Fund adds all dividends and distributions paid as if they were reinvested in additional shares (this takes into account the Fund's dividend payments, if any). The total number of shares is multiplied by the net asset value on the last day of the period and the result is divided by the initial
$1,000 investment to determine the percentage gain or loss. For periods of more than one year, the cumulative total return is adjusted to get an average annual total return.

Yield is a measure of net interest and dividend income.

Average annual total return is a hypothetical measure of past dividend income plus capital appreciation.
It is the sum of all of the parts of a Fund's investment return for periods greater than one year.

Total return is the sum of all of the parts of a Fund's investment return.

Whenever you see information on a Fund's performance, do not consider the past performance to be an indication of the performance you could expect by making an investment in a Fund today. The past is an imperfect guide to the future. History does not always repeat itself.

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the dollar amount and value of your investment.

Each Fund's share price, called its net asset value (the NAV), is calculated each business day (normally at 4:00 p.m. Eastern Time). Shares are purchased at the next share price calculated after your investment instructions are received and accepted. A business day is a day on which the New York Stock Exchange is open for trading or any day in which enough trading has occurred in the securities held by a Fund to materially affect the NAV. If your account is established with an Investment Professional or a bank, you may not be able to purchase or sell shares on other holidays when the Federal Reserve Bank of Cleveland is closed and the New York Stock Exchange is closed.

The NAV is calculated by adding up the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

        Total Assets-Liabilities
NAV = ----------------------------
      Number of Shares Outstanding

Each Fund's net asset value can be found daily in The Wall Street
Journal and other newspapers.

Dividends, Distributions, and Taxes

Buying a Dividend. You should check a Fund's distribution schedule before you invest. If you buy shares of a Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. If a Fund makes a capital gain distribution, it is paid once a year. As with any investment, you should consider the tax consequences of an investment in a Fund.

Ordinarily, the Balanced Fund declares and pays dividends from its net investment income monthly. All other Funds in this prospectus declare and pay dividends from their net investment income quarterly. Any net capital gains realized by the Funds are paid as dividends at least annually. The Funds declare and pay dividends separately for Class A and Class B Shares of the Funds. Shareholders who earn a dividend of less than $10.00 will have dividends reinvested automatically into their accounts. Distributions can be received in one of the following ways:

Reinvestment Option

You can have distributions automatically reinvested in additional shares of a Fund. If you do not indicate another choice on your Account Application, this option will be assigned to you automatically.

Cash Option

A check will be mailed to you no later than 7 days after the pay date.

Income Earned Option

Dividends can be reinvested automatically in a Fund in which you have invested and your capital gains can be paid in cash, or capital gains can be reinvested and dividends paid in cash.

Directed Dividends Option

You can have distributions automatically reinvested in shares of another fund of the Victory Group. The "Victory Group" includes other funds of the Victory Portfolios and Key Mutual Funds. If distributions from Class A Shares are reinvested in Class A Shares of another fund, you will not pay a sales charge on the reinvested distributions.

Directed Bank Account Option

In most cases, you can have distributions transferred automatically to your bank checking or savings account.
Under normal circumstances, a dividend will be transferred within 7 days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Your choice of distribution should be set up on the original
Account Application. If you would like to change the option you selected, please call the Transfer Agent at 800-KEY-FUND.

Important Information about Taxes

Each Fund intends to continue to qualify as a regulated investment company, in which case it pays no federal income tax on the earnings or capital gains it distributes to its shareholders.

Ordinary dividends from a Fund are taxable as ordinary income;
dividends from a Fund's long-term capital gains are taxable as capital gain.

Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They may also be subject to state and local taxes.

Dividends from the Funds that are attributable to interest on certain
U.S. Government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to U.S. Government obligations will be provided on the tax statements you receive from a Fund.

Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

Tax statements will be mailed from a Fund every January showing the amounts and tax status of distributions made to you.

Under certain circumstances, a Fund may be in a position to (in which case it would) "pass-through" to you the right to a credit or deduction for income or other tax credits earned from foreign investments.

Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

You should review the more detailed discussion of federal income tax considerations in the SAI.

THE TAX INFORMATION IN THIS PROSPECTUS IS PROVIDED
AS GENERAL INFORMATION. YOU SHOULD CONSULT YOUR
OWN TAX ADVISER ABOUT THE TAX CONSEQUENCES OF
AN INVESTMENT IN A FUND.

Investing with Victory

If you are looking for a convenient way to open an account for yourself or a minor child, or to add money to an existing account, Victory can help. The section on "Choosing a Share Class" will help you decide whether it would be more to your advantage to purchase Class A or Class B Shares of a Fund. The following sections will describe how to open an account, how to access information on your account, and how to purchase, exchange, and redeem shares of a Fund. We want to make it simple for you to do business with us. The sections that follow will serve as a guide to your investments with Victory. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-KEY-FUND.
They will be happy to assist you.

All you need to do to get started is to fill out an application.

Choosing a Share Class

Some of the funds described in this prospectus offer only Class A
Shares, while others offer both Class A and B shares of the funds. The following chart shows which funds offer one or both classes of shares:


Only Class A Shares          Both Class A and Class B Shares


Growth Fund                  Balanced Fund

Special Growth Fund          Diversified Stock Fund

Stock Index Fund             International Growth Fund

Value Fund                   Ohio Regional Stock Fund

                             Special Value Fund


Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your Investment
Professional can also help you decide.

For historical expense information on Class A and B shares, see the financial highlights in the Fund overviews earlier in this prospectus.

Class A

Front-end sales charges, as described below. There are several ways to reduce these charges.

Lower annual expenses than Class B shares.

Class B

No front-end sales charge. All your money goes to work for you right away.

Higher annual expenses than Class A shares.

A deferred sales charge on shares you sell within 6 years of purchase, as described on the next page.

Automatic conversion to Class A shares after 8 years, thus reducing future annual expenses.

Calculation of Sales Charges--Class A

Class A Shares are sold at their public offering price, which includes the initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to Investment Professionals are as follows:


Your Investment              Sales Charge     Sales Charge      Dealer Reallowance
                             as a % of        as a % of         as a % of the
                             Offering Price   Your Investment   Offering Price


Up to $50,000                          4.75%             4.99%                4.00%

$50,000 up to $100,000                 4.50%             4.71%                4.00%

$100,000 up to $250,000                3.50%             3.63%                3.00%

$250,000 up to $500,000                2.25%             2.30%                2.00%

$500,000 up to $1,000,000              1.75%             1.78%                1.50%

$1,000,000 and above<F1>               0.00%             0.00%                 <F1>


<F1>There is no initial sales charge on purchases of $1 million or more.
However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase, or at .50% within two years of the purchase. This charge will be based on either the cost of the shares or current net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested dividends. Investment Professionals may be paid at a rate of up to 1.00% of the purchase price.

The Distributor reserves the right to pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under federal securities laws.

Sales Charge Reductions and Waivers for Class A Shares

There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges.

You may qualify for reduced sales charges in the following cases:

1. A Letter of Intent lets you purchase Class A Shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of 5% of the total amount.

2. Rights of Accumulation allow you to add the value of any Class A Shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge at the time of purchase.

3. You can combine Class A Shares of multiple Victory Funds, (excluding money market funds) for purposes of calculating the sales charge. The combination privilege also allows you to combine the total investments from the accounts of household members of your immediate family
(spouse and children under 21) for a reduced sales charge at the time of purchase.

4. Waivers for certain investors:

a. Current and retired Fund Trustees, directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers,"* and dealers who have an agreement with the Distributor and any trade organization to which the Adviser or the Administrator belong.

b. Investors who purchase shares for trust or other advisory accounts established with KeyCorp or its affiliates.

c. Investors who reinvest a distribution from a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank National Associates and its affiliates, the Victory Group, or invested in a fund of the Victory Group.

d. Investors who reinvest shares from another mutual fund complex or the Victory Group within 90 days after redemption, if they paid a sales charge for those shares.

e. Investment Professionals who invest in shares of a Fund for fee-based investment products or accounts, and selling brokers and their sales representatives.

*Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to Victory and Key Mutual Funds (the Victory Group).

Deferred Sales Charges--Class B

Shares are offered at their NAV per share, without an initial sales charge. When you sell the shares within six years of buying them, there is a contingent deferred sales charge (CDSC). The CDSC is based on the original purchase cost of your investment or the NAV at the time of redemption, whichever is lower.

Eight years after Class B Shares are purchased, they automatically will convert to Class A Shares. Class A shareholders are not subject to the asset-based sales charge that normally would apply to Class B shares, as described in "Distribution Plan for Class B Shares." Also see the SAI for additional details.


Years After        CDSC on Shares
Purchase           Being Sold


0-1                           5.0%

1-2                           4.0%

2-3                           3.0%

3-4                           3.0%

4-5                           2.0%

5-6                           1.0%

After 6 Years                None


The Distributor pays sales commissions of 4.00% of the purchase price to dealers at the time of sale.

There is no CDSC on reinvested dividends. The longer the time between the purchase and sale of shares, the lower the rate of the CDSC.

Sales Charge Reductions and Waivers for Class B Shares

The CDSC will be waived for the following redemptions:

1. Distributions from retirement plans if the distributions are made:

a. Under the Systematic Withdrawal Plan after age 59 1/2 for up to 12% of the account value annually; or

b. Following the death or disability of the participant or beneficial owner;

2. Redemption's from accounts other than retirement accounts following the death or disability of the shareholder;

3. Returns of excess contributions to retirement plans;

4. Distributions of less than 12% of the annual account value under a Systematic Withdrawal Plan;

5. Shares issued in a plan of reorganization sponsored by Victory, or shares redeemed involuntarily in a similar situation.

How to Purchase Shares

All you need to do to get started is to fill out an application.

Class A and Class B Shares can be purchased in a number of different ways.

You can send in your investment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. An Investment Professional is a salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Sometimes they will charge you for these services. Their fee will be in addition to, and unrelated to, the fees and expenses charged by a Fund.

Make your check payable to:

The Victory Funds

Keep the following addresses handy for purchases, exchanges, or redemptions:

Regular U.S. Mail Address

Send completed Account Applications with your check, bank draft, or money order to:

The Victory Funds
P.O. Box 8527
Boston, MA 02266-8527

Overnight Mail Address

Use the following address ONLY for overnight packages.

The Victory Funds
c/o Boston Financial Data Services
Two Heritage Drive
Quincy, MA 02171

PHONE: 800-KEY-FUND

Wire Address

The Transfer Agent does not charge a wire fee, but your originating bank may charge a fee. Always call the Transfer Agent at 800-KEY-FUND BEFORE wiring funds to obtain a control number.

State Street Bank and Trust Co.
ABA #011000028

For Credit to DDA
Account #9905-201-1

For Further Credit to Account #

(insert account number, name,
and control number assigned
by the Transfer Agent)

Telephone

800-KEY-FUND
800-539-3863

FAX Number:

800-529-2244

Telecommunication Device for the Deaf (TDD):

800-970-5296

ACH

After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up the ACH feature. The Funds do is not currently charge a fee for ACH transfers.

Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, account activity will be detailed in their statements to you. Share certificates are not issued. Twice a year, you will receive the financial reports of the Funds. By January 31 of each year, you will be mailed an IRS Form reporting account distributions for the previous year, which also will be filed with the IRS.

Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application. We will need your bank account information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500, then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest in shares of a Fund.

Retirement Plans

You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax sheltered plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

If you would like to make additional investments after your account is already established, use the Investment Stub attached to your statement and send it with your check to the address indicated.

All purchases must be made in U.S. Dollars and drawn on U.S. banks.
The Transfer Agent may reject any purchase order in its sole discretion.
If your check is returned for any reason, you may be charged for any resulting fees and/or losses. Third party checks will not be accepted. You may only invest or exchange into fund shares legally available in your state. If your account falls below $500, we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

How to Exchange Shares

An exchange is the selling of shares of one fund of the Victory Group to purchase shares of another. You may exchange shares of one Victory fund for shares of the same class of any other, generally without paying any additional sales charges. The "Victory Group" includes funds offered as a part of the Victory Funds and Key Mutual Funds. Key Mutual Funds is affiliated with KeyCorp.

You can obtain a list of funds available for exchange by calling the Transfer Agent at 800-KEY-FUND.

You can exchange shares of the Fund by writing or calling the Transfer Agent at 800-KEY-FUND. When you exchange shares of the Funds, you should keep the following in mind:

Shares of the fund selected for exchange must be available for sale in your state of residence.

The Fund whose shares you would like to exchange and the Fund whose shares you want to buy must offer the exchange privilege.

Shares of a Fund may be exchanged at relative net asset value. This means that if you own Class A Shares of the Fund, you can only exchange them for Class A Shares of another fund and not pay a sales charge. The same rules apply to Class B Shares.

You must meet the minimum purchase requirements for the fund you purchase by exchange.

The registration and tax identification numbers of the two accounts must be identical.

You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares on any business day.

Before exchanging, read the prospectus of the fund you wish to purchase by exchange.

How to Redeem Shares

There are a number of convenient ways to redeem shares of a Fund.
You can use the same mailing addresses listed for purchases.
You will earn dividends up to the date your redemption request is processed.

If we receive your request by 4:00 p.m. Eastern Time, your redemption will be processed the same day.

By Telephone

The easiest way to redeem shares is by calling 800-KEY-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to redeem, call us and tell us which one of the following options you would like to use:

Mail a check to the address of record;

Wire funds to a domestic financial institution;

Mail to a previously designated alternate address; or

Electronically transfer the funds via ACH.

All telephone calls are recorded for your protection and measures are taken to verify the identity of the caller. If we properly act on telephone instructions and follow reasonable procedures to ensure against unauthorized transactions, neither Victory nor its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the Transfer Agent by telephone, consider placing your order by mail.

By Mail

Use the Regular U.S. Mail or Overnight Mail Address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. All account owners must sign. A signature guarantee is required for the following redemption requests:

Redemptions over $10,000;

Your account registration has changed within the last 15 days;

The check is not being mailed to the address on your account;

The check is not being made payable to the owner of the account; or

If the redemption proceeds are being transferred to another Victory Group account with a different registration.

A signature guarantee can be obtained from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.

By Wire

If you want to redeem funds by wire, you must establish a Fund account which will accommodate wire transactions. If you call by 4:00 p.m. Eastern Time, your funds will be wired on the next business day.

By ACH

Normally, your redemption will be processed on the same day, or the next day if your instructions are received after 4:00 p.m. Eastern Time. It will be transferred by ACH as long as the transfer is to a domestic bank.

Under certain emergency circumstances, the right of redemption may be suspended. Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared. If you request a complete redemption, any dividends declared will be included with the redemption proceeds.

Systematic Withdrawal Plan

If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have an account value of $5,000 or more to begin withdrawals. Once again, we will need a voided personal check to activate this feature. You should be aware that your account eventually may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your account value falls below $500, we may ask you to bring the account back to the $500 minimum. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

Organization and Management of the Funds

We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Funds to service their shareholders. They are paid a fee for their services.

About Victory

Each Fund is a member of the Victory Funds, a group of 26 distinct investment portfolios, organized as a Delaware business trust. Some of the Victory Funds have been operating continuously since 1983.

The Board of Trustees of Victory has the overall responsibility for the management of the Funds. They are elected by the shareholders.

The Investment Advisers

One of a Fund's most important contracts is its Advisory Agreement with Key Asset Management Inc. (KAM or the Adviser), a New York
Corporation registered as an investment adviser with the SEC. KAM is a subsidiary of KeyBank National Association, a wholly-owned subsidiary of KeyCorp. On February 28, 1997, KAM became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp. Affiliates of the Adviser manage approximately $50 billion for a limited number of individual and institutional clients.

The Advisory Agreement allows the Adviser to hire employees. It also allows KAM to choose brokers or dealers to handle the purchase and sales of a Fund's securities. Subject to Board approval, Key Investments, Inc. (KII) and/or Key Clearing Corporation (KCC) may act as clearing broker for the Fund's security transactions in accordance with procedures adpoted by the Funds, and receive commissions or fees in connection with their services to the Funds. Both KII and KCC wholly-owned indirect subsidiaries of KeyCorp and affiliates of the Adviser.

Prior to February 28, 1997, KeyCorp Mutual Fund Advisers, Inc. was the adviser. Society Asset Management, Inc. (formerly the adviser) was the sub-adviser to each of the Funds except the Special Growth Fund. During the fiscal year ended October 31, 1996, KeyCorp Mutual Fund Advisers, Inc. was paid an advisory fee at an annual rate based on the average daily net assets of each Fund (after waivers) as follows:


                  Balanced    Diversified   Value   Stock    Ohio        Growth    Special    Special      International
                  Fund        Stock         Fund    Index    Regional    Fund      Value      Growth       Growth
                              Fund                  Fund     Stock                 Fund       Fund         Fund
                                                             Fund


Advisory Fees          .84%           .64%    .98%    .43%        .74%      .94%       .97%       .95%<F1>          1.07%


<F1> .16% was paid to the former sub-adviser, T. Rowe Price Associates, Inc.

The Administrator, Distributor,
and Fund Accountant

BISYS Fund Services is the Administrator and Distributor. BISYS is paid a fee at an annual rate of .15% of each Fund's average daily net assets as the Administrator, but does not charge a fee for its services as Distributor. BISYS Fund Services Ohio, Inc. receives a fee as the Funds' Accountant.

The Distributor may provide sales support, including cash or other compensation to dealers for selling shares of a Fund. Payments may be in the form of trips, tickets, and/or merchandise offered through sales contests. It does this at its own expense and not at the expense of a Fund or its shareholders.

Shareholder Servicing Plan

Victory has a Shareholder Servicing Plan for each class of shares of the Funds except the Stock Index Fund. The shareholder servicing agent performs a number of services for their customers who are shareholders of the Funds. It establishes and maintains accounts and records, processes dividend payments, arranges for bank wires, assists in transactions, and changes account information. For these services a Fund pays a fee at an annual rate of up to .25% of the average daily net assets of the appropriate class of shares serviced by the agent. The Funds have agreements with various shareholder servicing agents, including KeyBank National
Association and its affiliates, other financial institutions, and securities brokers. Shareholder servicing agents may waive all or a portion of their fee periodically.

Distribution Plan

Under Rule 12b-1 of the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for Class B Shares of the five funds that sell Class B Shares. Victory pays the Distributor an annual asset-based sales charge of 0.75%. The fee is computed on the average daily net assets of those shares. The Distributor then uses the asset-based sales charge to recoup these sales commissions and the costs for financing them. See the SAI for more details regarding this plan.

Independent Accountants

Coopers & Lybrand L.L.P. serves as independent accountants to the Funds.

Legal Counsel

Kramer, Levin, Naftalis & Frankel serves as legal counsel to the Funds.

Management of the Fund

Trustees

Supervise each Fund's activities.

Investment Adviser

Key Asset Management Inc.
127 Public Square
Cleveland, OH 44114

Manages each Fund's business
and investment activities.

The Fund is supervised by the Board of Trustees who monitor the services provided to investors.

How the Funds Are Organized

Shareholders

Financial Services Firms and their Investment Professionals

Advise current and prospective shareholders on their Fund investments.

Transfer Agent/Servicing Agent

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Boston Financial Data Services
Two Heritage Drive
Quincy, MA 02171

Handles services such as record-keeping, statements, processing of buy and sell requests, distribution of dividends, and servicing of shareholders' accounts.

Administrator, Distributor,
and Fund Accountant

BISYS Fund Services, Inc. and
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

Markets the Funds, distributes shares through investment professionals, and calculates the value of shares.

Custodian

Key Trust Company of Ohio, N.A.
127 Public Square
Cleveland, OH 44114

Provides for safekeeping of the Funds' investments and cash, and settles trades made by the Funds.

Additional Information

Some additional information you should know about the Funds.

If you would like to receive additional copies of any materials, please call the Funds at 800-KEY-FUND.

The Funds offer only the classes of shares described in this prospectus, but at some future date, the Funds may offer additional classes of shares through a separate prospectus.

Your Rights as a Shareholder

All shareholders have equal voting, liquidation, and other rights. As a shareholder of a Fund, you have rights and privileges similar to those enjoyed by other corporate shareholders. Delaware Trust law limits the liability of shareholders.

If any matters are to be voted on by shareholders (such as a change in a fundamental investment objective or the election of Trustees), each share outstanding at that point would be entitled to one vote. If you have a qualified trust account, the trustee will vote your shares on your behalf or in the same percentage voted on shares that are not held in trust. Shareholders with more than 10% of the outstanding shares of a Fund may call a special meeting for removal of a Trustee.
Normally, Victory is not required to hold annual meetings of shareholders. However, shareholders may request one under certain circumstances, as described in the SAI.

Code of Ethics

Victory and the Advisers have each adopted a Code of Ethics to which all investment personnel and all other access persons to the Fund must conform. Investment personnel must refrain from certain trading practices and are required to report certain personal investment activities. Violations of the Code of Ethics can result in penalties, suspension, or termination of employment.

Banking Laws

Banking laws, including the Glass-Steagall Act, prevent a bank holding company or its affiliates from sponsoring, organizing, or controlling a registered, open-end investment company. However, bank holding company subsidiaries may act as investment adviser, transfer agent, custodian or shareholder servicing agent. They also may purchase shares of such a company for their customers and pay third parties for performing these functions. Should these laws ever change in the future, the Trustees would consider selecting another qualified firm so that all services would continue.

Shareholder Communications

You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from each Fund. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Fund will send only one copy of the above communications.

The securities described in this prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this prospectus and the SAI.

Other Securities and Investment Practices

The following table lists some of the types of securities each of the Funds may choose to purchase under normal market conditions. Each Fund invests primarily in equity securities. However, the Funds also are permitted to invest in the non-equity securities as shown in the table below and in the SAI. For temporary defensive purposes, each Fund may hold up to 100% of its total assets in cash or short-term money market instruments. For more information on ratings and detailed descriptions of each of the investments below, see the SAI.


List of Allowable Investments     Balanced       Diversified    Value          Stock Index    Ohio Regional
and Investment Practices          Fund           Stock Fund     Fund           Fund<F1>       Stock Fund


U.S. Equity
Securities.
Can include
common stock,
preferred stock,
and securities
convertible
into stock of
U.S. corporations.                        40-70%        80-100%        80-100%        80-100%        80-100%

Foreign Equity
Securities.
Can include
common stock,
preferred stock,
and convertible
preferred stock
of non-U.S.
corporations.                                10%          None           None           None           None


U.S. Corporate
Debt Obligations.
Debt instruments
issued by
U.S. public
corporations.
They may be
secured or
unsecured.                                   60%            20%            20%            20%            20%

U.S. Government
Securities.
Securities issued
or guaranteed
by the U.S.
government,
its agencies, or
instrumentalities.
Some are direct
obligations
of the U.S.
Treasury;
others are
obligations only
of the U.S. agency.                          60%            20%            20%            20%            20%

Short-term Debt
Obligations.
Includes bankers'
acceptances,
certificates of
deposit, prime
qualitycommercial
paper, Eurodollar
obligations, cash,
and cash equivalents.                        35%            20%            20%            20%            20%

Foreign Debt
Securities.
Debt securities
of foreign
issuers including
international
bonds traded in
the United States
and abroad.                                  10%          None           None           None           None

Warrants. The right
to purchase an
equity security
at a stated
price for a
limited
period of time.                              10%            10%            10%            10%            10%

When-Issued and
Delayed-Delivery
Securities.
A security
that is
purchased for
delivery at a
later time.                              33 1/3%        33 1/3%        33 1/3%        33 1/3%        33 1/3%

The market
value may change
before the
delivery date,
and the value
is included
in the NAV
of the Fund.

<F3>Receipts.
Separately
traded interest
or principal
components of
U.S. Government
securities.                                  10%            20%            20%            20%            20%

Repurchase
Agreements.
An agreement
to sell
and repurchase
a security at
a stated
price plus
interest.
The seller's
obligation
to the Fund
is secured
by collateral.                               35%            20%            20%            20%            20%

Commercial Paper.
Short-term
obligations
issued by
corporations
and financial
institutions.
The Funds only
use prime
quality
commercial
paper.                                       35%            20%            20%            20%            20%


Illiquid
Securities.
Investments
that cannot
be readily
sold within
seven days
in the usual
course of
business at
approximately
the price
at which a
Fund values
them, including
forward
contracts<F2>
to hedge
currency risk.                       15% of net     15% of net     15% of net     15% of net     15% of net
                                     assets<F2>         assets         assets         assets         assets

Restricted
Securities.
Securities
that are not
registered
under federal
securities
laws but that
may be traded
among
qualified
institutional
investors and
the Fund.
Some of these
securities
may be illiquid.                             35%            20%            20%            20%            20%

<F3>Futures
Contracts
and Options
on Futures
Contracts.
Contracts
involving
the right or
obligation to
deliver or
receive
assets or
money
depending on
the performance
of one
or more assets
or a securities
index. To reduce
the effects of
leverage,
liquid assets
equal to
the contract
commitment
are set aside
to cover the
commitment
limit. The Funds
may invest in
futures in                        5% in margins  5% in margins  5% in margins  5% in margins  5% in margins
an effort to hedge                and premiums;  and premiums;  and premiums;  and premiums;  and premiums;
against market
risk.                                    33 1/3%        33 1/3%        33 1/3%        33 1/3%        33 1/3%
                                        subject        subject        subject        subject        subject
                                     to futures     to futures     to futures     to futures     to futures
                                     or options     or options     or options     or options     or options
                                     on futures     on futures     on futures     on futures     on futures

<F3>Options.
A Fund may
write, or sell,
a covered
call option
on a security
that it owns
or on an
index to
hedge its
position or
generate
additional
income.
The Special
Growth
Fund may
purchase
call options,
purchase put
options,
write put
options,
or write
uncovered call
and 5% in call
options for
speculative                              25% in         25% in         25% in         25% in         25% in
investments.                      covered calls  covered calls  covered calls  covered calls  covered calls

Borrowing,
Reverse
Repurchase
Agreements.
The borrowing
of money
from banks
(up to 5%
of total
assets) or
through reverse
repurchase
agreements
(up to 33 1/3%
of total assets).
The Funds
will not use
borrowing                                     5%             5%             5%             5%             5%
to create
leverage.                                33 1/3%        33 1/3%        33 1/3%        33 1/3%        33 1/3%

Securities
Lending.
In order
to generate
additional
income, a
Fund may
lend its
portfolio
securities.
A Fund will
receive
collateral
for the value
of the security
plus any
interest due.
A Fund only
will enter
into loan
arrangements
with
entities that
the Adviser
has determined
are creditworthy.                        33 1/3%        33 1/3%        33 1/3%        33 1/3%        33 1/3%

% Percentage of total assets.


                                     - 38 -



List of Allowable Investments          Growth           Special Value     Special Growth      International
and Investment Practices               Fund             Fund              Fund                Growth Fund


U.S. Equity
Securities.
Can include
common stock,
preferred stock,
and securities
convertible
into stock of
U.S. corporations.                            80-100%          65-100%            65-100%              None

Foreign Equity
Securities.
Can include
common stock,
preferred stock,
and convertible
preferred stock
of non-U.S.
corporations.                                   None             None               None             65-100%


U.S. Corporate
Debt Obligations.
Debt instruments
issued by
U.S. public
corporations.
They may be
secured or
unsecured.                                        20%              35%                35%                35%

U.S. Government
Securities.
Securities issued
or guaranteed
by the U.S.
government,
its agencies, or
instrumentalities.
Some are direct
obligations
of the U.S.
Treasury;
others are
obligations only
of the U.S. agency.                               20%              35%                35%                35%

Short-term Debt
Obligations.
Includes bankers'
acceptances,
certificates of
deposit, prime
qualitycommercial
paper, Eurodollar
obligations, cash,
and cash equivalents.                             20%              35%                35%                35%

Foreign Debt
Securities.
Debt securities
of foreign
issuers including
international
bonds traded in
the United States
and abroad.                                     None             None               None                 20%

Warrants. The right
to purchase an
equity security
at a stated
price for a
limited
period of time.                                   10%              10%                10%                10%

When-Issued and
Delayed-Delivery
Securities.
A security
that is
purchased for
delivery at a
later time.                                   33 1/3%          33 1/3%            33 1/3%            33 1/3%

The market
value may change
before the
delivery date,
and the value
is included
in the NAV
of the Fund.

<F3>Receipts.
Separately
traded interest
or principal
components of
U.S. Government
securities.                                       20%              20%                20%                20%

Repurchase
Agreements.
An agreement
to sell
and repurchase
a security at
a stated
price plus
interest.
The seller's
obligation
to the Fund
is secured
by collateral.                                    20%              35%                35%                35%

Commercial Paper.
Short-term
obligations
issued by
corporations
and financial
institutions.
The Funds only
use prime
quality
commercial
paper.                                            20%              35%                35%                35%


Illiquid
Securities.
Investments
that cannot
be readily
sold within
seven days
in the usual
course of
business at
approximately
the price
at which a
Fund values
them, including
forward
contracts<F2>
to hedge
currency risk.                            15% of net       15% of net         15% of net         15% of net
                                              assets           assets             assets         assets<F2>

Restricted
Securities.
Securities
that are not
registered
under federal
securities
laws but that
may be traded
among
qualified
institutional
investors and
the Fund.
Some of these
securities
may be illiquid.                                  20%              35%                35%                35%

<F3>Futures
Contracts
and Options
on Futures
Contracts.
Contracts
involving
the right or
obligation to
deliver or
receive
assets or
money
depending on
the performance
of one
or more assets
or a securities
index. To reduce
the effects of
leverage,
liquid assets
equal to
the contract
commitment
are set aside
to cover the
commitment
limit. The Funds
may invest in
futures in                             5% in margins    5% in margins      5% in margins      5% in margins
an effort to hedge                     and premiums;    and premiums;      and premiums;      and premiums;
against market
risk.                                         33 1/3%          33 1/3%            33 1/3%            33 1/3%
                                             subject          subject            subject            subject
                                          to futures       to futures         to futures         to futures
                                          or options       or options         or options         or options
                                          on futures       on futures         on futures         on futures

<F3>Options.
A Fund may
write, or sell,
a covered
call option
on a security
that it owns
or on an
index to
hedge its
position or
generate
additional
income.
The Special
Growth
Fund may
purchase
call options,
purchase put
options,
write put
options,
or write
uncovered call
and 5% in call
options for
speculative                                   25% in           25% in     25% in covered             25% in
investments.                           covered calls    covered calls       call options      covered calls
                                                                           and 5% in all
                                                                          or put options

Borrowing,
Reverse
Repurchase
Agreements.
The borrowing
of money
from banks
(up to 5%
of total
assets) or
through reverse
repurchase
agreements
(up to 33 1/3%
of total assets).
The Funds
will not use
borrowing                                          5%               5%                 5%                 5%
to create leverage.                           33 1/3%          33 1/3%            33 1/3%            33 1/3%

Securities
Lending.
In order
to generate
additional
income, a
Fund may
lend its
portfolio
securities.
A Fund will
receive
collateral
for the value
of the security
plus any
interest due.
A Fund only
will enter
into loan
arrangements
with
entities that
the Adviser
has determined
are creditworthy.                             33 1/3%          33 1/3%            33 1/3%            33 1/3%

% Percentage of total assets.

<F1> Assets subject to S&P 500 futures are considered U.S. Equity investments.

<F2> Only the Balanced Fund and the International Growth Fund may use
forward contracts this way.

<F3> Indicates a "derivative security," whose value is linked to, or derived from another security, instrument, or index.

This page is intentionally left blank.

Bulk Rate
U.S. Postage
PAID
Cleveland, OH
Permit No. 469

VICTORY FUNDS

PRINTED ON RECYCLED PAPER
VF/EQTY-PRO (2/97)

                                                                     Rule 497(c)
                                                        Registration No. 33-8982


Victory Funds

PROSPECTUS

FUND FOR INCOME

GOVERNMENT MORTGAGE FUND

INTERMEDIATE INCOME FUND

INVESTMENT QUALITY BOND FUND

LIMITED TERM INCOME FUND

800-KEY-FUND(R) or 800-539-3863

March 1, 1997

THE VICTORY PORTFOLIOS

FUND FOR INCOME

GOVERNMENT MORTGAGE FUND

INTERMEDIATE INCOME FUND

INVESTMENT QUALITY BOND FUND

LIMITED TERM INCOME FUND

800-KEY-FUND(R)  800-539-3863

This prospectus describes the following funds:

Fund for Income

Government Mortgage Fund

Intermediate Income Fund

Investment Quality Bond Fund

Limited Term Income Fund

The five Victory Funds discussed in this prospectus (the Funds) are a part of The Victory Portfolios (Victory), an open-end investment management company. The Funds are diversified mutual funds. This prospectus explains the objectives, policies, risks, and strategies of the Funds. You should read this prospectus before investing in one of these Funds and keep it for future reference. A detailed Statement of Additional Information (SAI) describing each of the Funds is also available for your review. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated in this prospectus by reference. If you would like a free copy of the SAI, please request one by calling us at 800-KEY-FUND.

TABLE OF CONTENTS

Introduction  4

AN OVERVIEW OF EACH OF THE FUNDS

A fund-by-fund analysis which includes objectives, policies, strategies, expenses, and financial highlights

Fund for Income  6

Government Mortgage Fund  8

Intermediate Income Fund  10

Investment Quality Bond Fund  12

Limited Term Income Fund  14

Risk Factors  16

Investment Limitations  17

Investment Performance  17

Share Price  18

Dividends, Distributions, and Taxes  18

INVESTING WITH VICTORY  21

How to Purchase Shares  23

How to Exchange Shares  25

How to Redeem Shares  26

Organization and Management of the Funds  27

Additional Information  29

Other Securities and Investment Practices  30

Shares of the Funds are:

Not insured by the FDIC;

Not deposits or other obligations of, or guaranteed by, any KeyBank, any of its affiliates, or any other bank;

Subject to investment risks, including possible loss of the principal amount invested.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any securities regulatory authority of any state, nor has the Securities and Exchange Commission or any such state authority passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

KEY TO FUND INFORMATION

OBJECTIVE AND STRATEGY

The goals and the strategy that a Fund plans to use in pursuing its investment objective.

RISK FACTORS

The risks that you will assume as an investor in a Fund.

EXPENSES

The costs that you will pay as an investor in a Fund, including sales charges and ongoing expenses.

FINANCIAL HIGHLIGHTS

A table which shows the historical performance of a Fund by share class. This table also summarizes previous operating expenses.

Investment Objective and Strategy

Objective

The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital.

The Government Mortgage Fund seeks to provide a high level of current income consistent with safety of principal.

The Intermediate Income Fund seeks to provide a high level of income.

The Investment Quality Bond Fund seeks to provide a high level of income.

The Limited Term Income Fund seeks to provide income consistent with limited fluctuation of principal.

Strategy

Each of the Funds pursues its objective by investing primarily in debt securities. However, each of the Funds has unique investment strategies and its own risk/reward profile. Please review the section about the Fund in which you are interested in investing and "Other Securities and Investment Practices" for an overview of the Funds.

Risk Factors

The Funds are not insured by the FDIC. In addition, there are other potential risks, discussed in the section "Risk Factors."

Who Should Invest

Investors seeking income

Investors seeking higher potential returns than provided by money market funds

Investors willing to accept the risk of price and dividend fluctuations

Fees and Expenses

All of the Funds in this prospectus offer only Class A shares. If you purchase Class A shares of a Fund, you may pay a sales charge of up to 4.75% of the offering price, depending on the Fund in which you invest and the amount you invest. You also will incur expenses for investment advisory, management, administrative, and shareholder services, all of which are included in a Fund's expense ratio. See "Choosing a Share Class."

Purchases

The minimum initial investment is $500 for most accounts ($250 for Individual Retirement Accounts) and $25 thereafter. An initial investment must be accompanied by a Fund's Account Application. Fund shares may be purchased by check, Automated Clearing House, or wire. See "How to Purchase Shares."

Redemptions

You can redeem Fund shares by written request or telephone. When the Transfer Agent receives a redemption request in proper form, a Fund will redeem the shares and credit your bank account or send the proceeds to the address designated on your Account Application. See "How to Redeem Shares."

Dividends/Distributions

Income is accrued daily and is declared and paid monthly. Any net capital gains realized by a Fund are paid as dividends at least annually. A Fund can send your dividends directly to you by mail, credit them to your bank account, reinvest them in the Fund, or invest them in another fund of the Victory Group. The "Victory Group" includes other funds of The Victory Portfolios and Key Mutual Funds. You can make this choice when you fill out an Account Application. See "Dividends, Distributions, and Taxes."

Other Services

Victory offers a number of other services to better serve shareholders including exchange privileges and automated investment and withdrawal plans. See "How to Exchange Shares" and "How to Redeem Shares." Our toll-free fax number is 800-529-2244. You can reach Victory's Telecommunication Device for the Deaf (TDD) at 800-970-5296.



General Information about each of the Funds

                                       Estimated Annual
Victory Fund            Inception      Expenses                      Maximum             Newspaper
                        Date           After Waivers                 Sales Charge        Abbreviation<F1>
                                       (as a % of net assets)
Fund for Income--
Class A                 5/8/87         1.00%                         2.00%               Victory Incm

Government                                                                               Victory
Mortgage Fund--
Class A                 5/18/90         .90%                         4.75%               Gvt Mtg

Intermediate Income                                                                      Victory
Fund--Class A           12/10/93        .95%                         4.75%               IntmInc

Investment Quality                                                                       Victory
Bond Fund--Class A      12/10/93       1.00%                         4.75%               InvQulBd

Limited Term Income
Fund--Class A           10/20/89        .86%                         2.00%               Victory Ltd In

<F1> All newspapers do not use the same abbreviation.

The following pages provide you with separate overviews of each Fund. Please look at the objective, policies, strategies, risks, expenses, and financial history to determine which Fund will best suit your risk tolerance and investment needs. You should also review the "Other Securities and Investment Practices" section for additional information about the individual securities in which the Funds can invest and the risks related to these investments.

FUND FOR INCOME

Investment Objective

The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital.

Investment Policies and Strategy

The Fund for Income pursues its investment objective by investing at least 65% of the Fund's total assets in mortgage-related securities rated in the top two rating categories by an NRSRO.*

Under normal conditions, the Fund for Income primarily invests in:

Mortgage-related securities issued by non-governmental entities

Collateralized mortgage obligations and real estate mortgage investment conduits

Government mortgage-backed securities

Important Characteristics of the Fund for Income's Investments:

Quality: Mortgage-related securities rated AA or above at the time of purchase by Standard & Poor's Corp. (S&P), Fitch, Moody's or another NRSRO, or, if unrated, of comparable quality. For more information on ratings, see the Appendix to the SAI.

Maturity: The dollar weighted effective average maturity of the Fund for Income generally will not exceed 10 years. Individual assets held by the Fund for Income may vary from the average maturity of the Fund. Under certain market conditions, the Portfolio Manager may go outside these boundaries.

* An NRSRO is a nationally recognized statistical ratings organization like S&P, Fitch, or Moody's which assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

The Fund for Income may invest up to 35% of total assets in short-term investment-grade corporate securities, commercial paper, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and short-term obligations of domestic or foreign branches of U.S. banks.

The Fund for Income is subject to the risks common to mutual funds that invest in debt securities: Interest rate risk, credit risk, reinvestment risk, and inflation risk. It also is subject to the risks common to mortgage-related securities, like prepayment risk and extension risk. Please read "Risk Factors" carefully before investing.

Portfolio Management

Robert H. Fernald is the Portfolio Manager of the Fund for Income, a position he has held since May, 1996. A Portfolio Manager and Director of Key Asset Management Inc., he has been working in the fixed income markets for over 20 years.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the Fund for Income.

Shareholder Transaction Expenses<F1>                  Class A Shares
Maximum Sales Charge Imposed on Purchases             2.00%
(as a percentage of offering price)
Sales Charge Imposed on Reinvested Dividends          None
Deferred Sales Charge                                 None
Redemption Fees                                       None
Exchange Fees                                         None

<F1> You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Fund for Income. These expenses are charged directly to the Fund for Income. Expenses include management fees as well as the costs of maintaining accounts, administering the Fund for Income, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Fund for Income.

Annual Operating Expenses                             Class A Shares
After expense waivers and reimbursements
(as a percentage of average daily net assets)
Management Fees<F1>                                      0%
Other Expenses<F1>,<F2>                               1.00%
                                                      ----
Total Fund Operating Expenses<F1>                     1.00%
                                                      ====

<F1> Some of these fees have been voluntarily reduced. Without this waiver, the Management Fee would be .50%, and Total
Fund Operating Expenses would be 1.73%.
<F2> Other Expenses include an estimate of shareholder servicing fees the Fund for Income expects to pay. See
"Organization and Management of the Funds--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Fund for Income.

Example: You would pay the following expenses on a $1,000 investment in the Fund for Income, assuming: (1) a 5% annual return, and (2) redemption at the end of each time period.

                        1 Year     3 Years     5 Years     10 Years

Class A Shares          $30        $51         $74         $140

This example is only an illustration. Actual expenses and returns will vary.

Financial Highlights

Fund for Income

The Financial Highlights describe the Fund for Income's returns and operating expenses over time. This table shows the results of an investment in one share of the Fund for Income for each of the periods indicated.

                                   Year          Year          Period from      Year          Year
                                   Ended         Ended         Feb. 1, 1994     Ended         Ended
                                   Oct. 31,      Oct. 31,      to Oct. 31,      Jan. 31,      Jan. 31,
                                   1996          1995<F4>      1994<F3>         1994<F3>      1993<F3>
Net Asset Value,
Beginning of Period                $  9.93       $  9.43       $ 10.14          $  10.57      $ 10.55
                                   -------       -------       -------          --------      -------
Investment Activities
  Net investment income               0.68          0.73          0.52              0.80         0.80
  Net realized and
    unrealized gains
    (losses) on investments          (0.08)         0.43         (0.71)            (0.41)        0.06
                                   -------       -------       -------          --------      -------
Total from
  Investment Activities               0.60          1.16         (0.19)             0.39         0.86
                                   -------       -------       -------          --------      -------
Distributions
  Net investment income              (0.68)        (0.66)        (0.51)            (0.80)       (0.80)
  In excess of net
    investment income                (0.03)           --         (0.01)               --           --
  Net realized gains                    --            --            --             (0.02)       (0.04)
  Tax return of capital              (0.05)           --            --                --           --
                                   -------       -------       -------          --------      -------
    Total Distributions              (0.76)        (0.66)        (0.52)            (0.82)       (0.84)
                                   -------       -------       -------          --------      -------
Net Asset Value,
  End of Period                    $  9.77       $  9.93       $  9.43           $ 10.14      $ 10.57
                                   =======       =======       =======           =======      =======
Total Return (excludes
  sales charge)                       6.35%        12.75%        (1.99%)<F1>        3.75%        8.45%
Ratios/Supplemental Data:
Net Assets, End of Period          $20,816       $22,756       $29,358           $46,632      $55,075
Ratio of expenses to
  average net assets                  1.02%         1.12%         1.12%<F2>         1.13%        1.12%
Ratio of net investment income
  to average net assets               7.05%         7.62%         7.21%<F2>         7.65%        7.56%
Ratio of expenses to
  average net assets<F5>              1.73%         1.58%         1.26%<F2>
Ratio of net investment income
  to average net assets<F5>           6.34%         7.16%         7.07%<F2>
Portfolio turnover                      25%           35%           18%               47%          23%

                                   Year          Year          Year          Year          Year
                                   Ended         Ended         Ended         Ended         Ended
                                   Jan. 31,      Jan. 31,      Jan. 31,      Jan. 31,      Jan. 31,
                                   1992<F3>      1991<F3>      1990<F3>      1989<F3>      1988<F3><F6>
Net Asset Value,
Beginning of Period                $ 10.19       $  9.90       $  9.73       $  9.95       $10.00
                                   -------       -------       -------       -------       ------
Investment Activities
  Net investment income               0.85          0.91          0.93          0.94         0.66
  Net realized and
    unrealized gains
    (losses) on investments           0.36          0.29          0.17         (0.22)       (0.05)
                                   -------       -------       -------       -------       ------
Total from
  Investment Activities               1.21          1.20          1.10          0.72         0.61
                                   -------       -------       -------       -------       ------
Distributions
  Net investment income              (0.85)        (0.91)        (0.93)        (0.94)       (0.66)
  In excess of net
    investment income                   --            --            --            --           --
  Net realized gains                    --            --            --            --           --
  Tax return of capital                 --            --            --            --           --
    Total Distributions              (0.85)        (0.91)        (0.93)        (0.94)       (0.66)
                                   -------       -------       -------       -------       ------
Net Asset Value,
  End of Period                    $ 10.55       $ 10.19       $  9.90       $  9.73       $ 9.95
                                   =======       =======       =======       =======       ======
Total Return (excludes
  sales charge)                      12.34%        12.75%        11.77%         7.58%          --
Ratios/Supplemental Data:
Net Assets, End of Period          $58,055       $44,097       $35,788       $22,664       $6,221
Ratio of expenses to
  average net assets                  0.92%         0.50%         0.29%         0.22%        0.12%
Ratio of net investment income
  to average net assets               8.18%         9.15%         9.34%         9.53%        6.72%
Ratio of expenses to
  average net assets<F5>
Ratio of net investment income
  to average net assets<F5>
Portfolio turnover                      24%            5%            5%           15%          20%

<F1> Not annualized.
<F2> Annualized.
<F3> Audited by other auditors.
<F4> Effective June 5, 1995, the Victory Fund for Income Portfolio became the Fund For Income.
<F5> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
<F6> Information for the year ended January 31, 1988 is presented from May 8, 1987, the date registration became effective under the Investment Company Act of 1940, as amended.

The financial highlights were audited by Coopers & Lybrand L.L.P. for the 1995 and 1996 periods, and by other auditors for all earlier periods. This information should be read in conjunction with the Fund for Income's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.

GOVERNMENT MORTGAGE FUND

Investment Objective

The Government Mortgage Fund seeks to provide a high level of current income consistent with safety of principal.

Investment Policies and Strategy

The Government Mortgage Fund pursues its investment objective by investing exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Under normal market conditions, at least 80% of the total assets of the Government Mortgage Fund will be invested in U.S. Government mortgage-backed securities.

In addition to the above securities, the Government Mortgage Fund may also invest in the following:

Receipts, and STRIPS,* which are sold as zero coupon securities

Collateralized mortgage obligations

Futures contracts and put and call options on futures contracts

Treasury notes and agencies

IOs and POs

Important Characteristics of the Government Mortgage Fund's Investments:

Quality: Securities purchased by the Government Mortgage Fund are considered to be of the highest quality. For more information on ratings, see the Appendix to the SAI.

Maturity: The dollar-weighted effective average maturity of the Government Mortgage Fund generally will not exceed 10 years. Under certain market conditions, the Portfolio Manager may go outside these boundaries.

* Separately Traded Registered Interest and Principal Securities (STRIPS), Interest Only (IOs), and Principal Only (POs) are derivatives of bonds. Securities dealers separate the interest or principal payments from a bond or mortgage-backed security and sell only that portion as one of the above securities.

Up to 20% of the Government Mortgage Fund's total assets may be invested in short-term notes, commercial paper, and short-term obligations of domestic and foreign branches of U.S. banks.

The Government Mortgage Fund is subject to the risks common to mutual funds that invest in debt securities: interest rate risk, credit risk, reinvestment risk, and inflation risk. It also is subject to the risks common to mortgage-related securities, like prepayment risk and extension risk. Please read "Risk Factors" carefully before investing.

Portfolio Management

Robert H. Fernald is the Portfolio Manager of the Government Mortgage Fund, a position he has held since May, 1996. A Portfolio Manager and Director of Key Asset Management Inc., he has been working in the fixed income markets for over 20 years.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the Government Mortgage Fund.



Shareholder Transaction Expenses<F1>                  Class A Shares
Maximum Sales Charge Imposed on Purchases             4.75%
(as a percentage of offering price)
Sales Charge Imposed on Reinvested Dividends          None
Deferred Sales Charge                                 None
Redemption Fees                                       None
Exchange Fees                                         None

<F1> You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Government Mortgage Fund. These expenses are charged directly to the Government Mortgage Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the Government Mortgage Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Government Mortgage Fund.



Annual Fund Operating Expenses                        Class A Shares
(as a percentage of average daily net assets)
Management Fees                                       .50%
Other Expenses<F1>                                    .40%
                                                      ---
Total Fund Operating Expenses                         .90%
                                                      ===

<F1> Other Expenses includes an estimate of shareholder servicing fees the Government Mortgage Fund expects to pay. See
"Organization and Management of the Funds--Shareholder Servicing Plan."


The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Government Mortgage Fund.

Example: You would pay the following expenses on a $1,000 investment in the Government Mortgage Fund, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

                   1 Year     3 Years     5 Years     10 Years
Class A Shares     $56        $75         $95         $153

This example is only an illustration. Actual expenses and returns will vary.

Financial Highlights

Government Mortgage Fund

The Financial Highlights describe the Government Mortgage Fund's returns and operating expenses over time. The following table shows the results of an investment in one share of the Government Mortgage Fund for each of the periods indicated.



                                            Year Ended      Year Ended      Year Ended      Year Ended
                                            Oct. 31,        Oct. 31,        Oct. 31,        Oct. 31,
                                            1996            1995            1994            1993
Net Asset Value, Beginning of Period        $  10.86        $  10.33        $  11.36        $  11.07
                                            --------        --------        --------        --------
Investment Activities
  Net investment income                         0.70            0.72            0.68            0.66
  Net realized and unrealized gains
    (losses) on investments                    (0.12)           0.62           (1.02)           0.32
                                            --------        --------        --------        --------
    Total from Investment Activities            0.58            1.34           (0.34)           0.98
                                            --------        --------        --------        --------
Distributions
  Net investment income                        (0.67)          (0.71)          (0.67)          (0.66)
  Net realized gains                              --              --           (0.02)          (0.03)
  In excess of net realized gains                 --           (0.08)             --              --
  Tax return of capital                        (0.01)          (0.02)             --              --
                                            --------        --------        --------        --------
    Total Distributions                        (0.68)          (0.81)          (0.69)          (0.69)
                                            --------        --------        --------        --------
Net Asset Value, End of Period              $  10.76        $  10.86        $  10.33        $  11.36
                                            ========        ========        ========        ========
Total Return (excludes sales charge)            5.54%          13.55%          (3.01%)          9.05%
Ratios/Supplemental Data:
Net Assets, End of Period (000)             $125,992        $136,103        $148,168        $132,738
Ratio of expenses to average net assets         0.89%           0.77%           0.76%           0.75%
Ratio of net investment income to
  average net assets                            6.46%           6.81%           6.38%           5.92%
Ratio of expenses to average net assets<F4>     0.90%           0.79%           0.96%           0.76%
Ratio of net investment income to
  average net assets<F4>                        6.45%           6.80%           6.18%           5.92%
Portfolio turnover                               127%             59%            132%             50%


                                                                            May 18,
                                            Year Ended      Year Ended      1990 to
                                            Oct. 31,        Oct. 31,        Oct. 31,
                                            1992            1991            1990<F1>
Net Asset Value, Beginning of Period        $ 10.73         $ 10.18         $ 10.00
                                            -------         -------         -------
Investment Activities
  Net investment income                        0.74            0.80            0.35
  Net realized and unrealized gains
    (losses) on investments                    0.34            0.55            0.18
                                            -------         -------         -------
    Total from Investment Activities           1.08            1.35            0.53
                                            -------         -------         -------
Distributions
  Net investment income                       (0.74)          (0.80)          (0.35)
  Net realized gains                             --
  In excess of net realized gains                --
  Tax return of capital                          --
                                            -------         -------         -------
    Total Distributions                       (0.74)          (0.80)          (0.35)
                                            -------         -------         -------
Net Asset Value, End of Period              $ 11.07         $ 10.73         $ 10.18
                                            =======         =======         =======
Total Return (excludes sales charge)          10.34%          13.77%           5.37%<F3>
Ratios/Supplemental Data:
Net Assets, End of Period (000)             $73,660         $42,616         $31,972
Ratio of expenses to average net assets        0.77%           0.78%           0.82%<F2>
Ratio of net investment income to
  average net assets                            .82%           7.68%           7.98%<F2>
Ratio of expenses to average net assets<F4>
Ratio of net investment income to
  average net assets<F4>
Portfolio turnover                               11%             21%

<F1> Period from commencement of operations.
<F2> Annualized.
<F3> Not annualized.
<F4> During the period, certain fees were voluntarily waived or the expenses reimbursed. If such voluntary waivers or reimbursements had not occurred, the ratios would have been as indicated.

The financial highlights were audited by Coopers & Lybrand L.L.P. This information should be read in conjunction with the Government Mortgage Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.

INTERMEDIATE INCOME FUND

Investment Objective

The Intermediate Income Fund seeks to provide a high level of income.

Investment Policies and Strategy

The Intermediate Income Fund pursues its investment objective by investing in debt securities. Some of these debt securities are issued by corporations, the U.S. Government and its agencies and instrumentalities. "Investment grade" obligations are rated within the top four rating categories by an NRSRO.

Under normal conditions, the Intermediate Income Fund will invest at least 65% of its total assets in:

Investment grade corporate securities, including bonds, debentures, and notes, asset-backed securities, convertible, or exchangeable debt securities

Mortgage-related securities

First mortgage loans and participation certificates in pools of mortgages issued or guaranteed by the U.S. Government

Important Characteristics of the Intermediate Income Fund's Investments:

Quality: Investment grade corporate securities rated in the top four rating categories at the time of purchase by S&P, Fitch, Moody's or another NRSRO,* or if unrated, of comparable quality.

Maturity: The dollar-weighted effective average maturity of the Intermediate Income Fund generally will range from 3 to 10 years. Under certain market conditions, the Portfolio Manager may go outside these boundaries.

* An NRSRO is a nationally recognized statistical ratings organization like Standard & Poor's Corp. (S&P), Fitch, or Moody's which assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

Up to 35% of the Intermediate Income Fund's total assets may be invested in high-quality, short-term debt. In addition, up to 20% of total assets may be invested in preferred and convertible preferred stock and separately traded interest and principal component parts of U.S. Treasury obligations.

The Intermediate Income Fund also is permitted to invest in international bonds, foreign securities, and future contracts and options related to these securities. Some of the securities in which the Intermediate Income Fund invests may have warrants or options attached. These investments tend to be riskier than some of the other investments of the Intermediate Income Fund. The Intermediate Income Fund is subject to the risks common to mutual funds that invest in debt securities: interest rate risk, credit risk, reinvestment risk, inflation risk, and foreign issuer risk. Please read "Risk Factors" carefully before investing.

Portfolio Management

David M. Baccile is the Portfolio Manager of the Intermediate Income Fund, a position he has held since March, 1996. A Portfolio Manager of Key Asset Management Inc., he has been in the investment advisory business since 1993.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the Intermediate Income Fund.



Shareholder Transaction Expenses<F1>                  Class A Shares
Maximum Sales Charge Imposed on Purchases             4.75%
(as a percentage of offering price)
Sales Charge Imposed on Reinvested Dividends          None
Deferred Sales Charge                                 None
Redemption Fees                                       None
Exchange Fees                                         None

<F1> You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Intermediate Income Fund. These expenses are charged directly to the Intermediate Income Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the Intermediate Income Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Intermediate Income Fund.

Annual Operating Expenses                             Class A Shares
After expense waivers and reimbursements
(as a percentage of average daily net assets)
Management Fees<F1>                                   .62%
Other Expenses<F2>                                    .33%
                                                      ---
Total Fund Operating Expenses<F1>                     .95%
                                                      ===

<F1> These fees have been voluntarily reduced. Without this waiver, the Management Fee would be .75% and Total Fund
Operating Expenses as a percentage of average daily net assets would be 1.08%.
<F2> These amounts include an estimate of the shareholder servicing fees the Intermediate Income Fund expects to pay. See
"Organization and Management of the Fund--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Intermediate Income Fund.

Example: You would pay the following expenses on a $1,000 investment, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

                        1 Year     3 Years     5 Years     10 Years
Class A Shares          $57        $76         $98         $159

This example is only an illustration. Actual expenses and returns will vary.

Financial Highlights

Intermediate Income Fund

The Financial Highlights describe the Intermediate Income Fund's returns and operating expenses over time. The following table shows the results of an investment in one share of the Intermediate Income Fund for each of the periods indicated.

                                            Year Ended      Year Ended      December 10, 1993
                                            October 31,     October 31,     to October 31,
                                            1996            1995            1994<F1>
Net Asset Value, Beginning of Period        $   9.69        $   9.25        $  10.00
                                            --------        --------        --------
Investment Activities
  Net investment income                         0.56            0.60            0.52
  Net realized and unrealized gains
    (losses) from investments                  (0.13)           0.44           (0.76)
                                            --------        --------        --------
    Total from Investment Activities            0.43            1.04           (0.24)
                                            --------        --------        --------
Distributions
  Net investment income                        (0.56)          (0.60)          (0.51)
  In excess of net investment income              --              --              --
  Tax return on capital                           --              --              --
                                            --------        --------        --------
    Total Distributions                        (0.56)          (0.60)          (0.51)
                                            --------        --------        --------
Net Asset Value, End of Period              $   9.56        $   9.69        $   9.25
                                            ========        ========        ========
Total Return (excludes sales charge)            4.56%          11.65%          (2.48%)<F2>
Net Assets, End of Period (000)             $272,087        $163,281        $112,923
Ratios/Supplemental Data:
Ratio of expenses to average net assets         0.94%           0.82%           0.79%<F3>
Ratio of net investment income
  to average net assets                         5.81%           6.32%           6.23%<F3>
Ratio of expenses to average net assets<F4>     1.11%           1.06%           1.25%<F3>
Ratio of net investment income
  to average net assets<F4>                     5.64%           6.08%           5.77%<F3>
Portfolio turnover                               164%             98%             55%

<F1> Period from commencement of operations.
<F2> Not annualized.
<F3> Annualized.
<F4> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

The financial highlights were audited by Coopers & Lybrand L.L.P. This information should be read in conjunction with the Intermediate Income Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.

INVESTMENT QUALITY BOND FUND

Investment Objective

The Investment Quality Bond Fund seeks to provide a high level of income.

Investment Policies and Strategy

The Investment Quality Bond Fund pursues its investment objective by investing primarily in investment-grade bonds issued by corporations and the U.S. Government and its agencies or instrumentalities. "Investment grade" obligations are rated within the top four rating categories by an NRSRO.

Under normal conditions, the Investment Quality Bond Fund will invest at least 80% of its total assets in the following securities:

Investment grade corporate securities, including asset-backed securities and convertible and exchangeable debt securities

Mortgage-related securities issued by non-governmental entities

Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities

Government mortgage-backed securities

Important Characteristics of the Investment Quality Bond Fund's
Investments:

Quality: All instruments will be rated, at the time of purchase, within the four highest rating categories by S&P, Fitch, Moody's, or another NRSRO,* or, if unrated, be of comparable quality. For more information on ratings, see the Appendix to the SAI.

Maturity: The dollar-weighted effective average maturity of the Investment Quality Bond Fund will range from 5 to 15 years. Individual assets held by the Investment Quality Bond Fund may vary from the average maturity of the Fund. Under certain market conditions, the Portfolio Manager may go outside these boundaries.

* An NRSRO is a nationally recognized statistical ratings organization like Standard & Poor's Corp. (S&P), Fitch, or Moody's which assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

Up to 20% of the Investment Quality Bond Fund's total assets may be invested in preferred and convertible preferred stocks, and separately traded interest and principal component parts of U.S. Treasury obligations. Up to 35% of the Fund's total assets may be invested in high quality, short-term debt.

The Investment Quality Bond Fund also is permitted to invest in international bonds, foreign securities, futures contracts and options related to these securities. These investments tend to be riskier than some of the other investments of the Investment Quality Bond Fund. The Investment Quality Bond Fund is subject to the risks common to mutual funds that invest in debt securities: interest rate risk, credit risk, reinvestment risk, inflation risk and foreign issuer risk. Please read "Risk Factors" carefully before investing.

Portfolio Management

Richard T. Heine is the Portfolio Manager of the Investment Quality Bond Fund, a position he has held since its inception in 1993. A Portfolio Manager and Director with Key Asset Management Inc., he has been in the investment advisory business since 1977.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the Investment Quality Bond Fund.

Shareholder Transaction Expenses<F1>                  Class A Shares
Maximum Sales Charge Imposed on Purchases             4.75%
(as a percentage of the offering price)
Sales Charge Imposed on Reinvested Dividends          None
Deferred Sales Charge                                 None
Redemption Fees                                       None
Exchange Fees                                         None

<F1> You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Investment Quality Bond Fund. These expenses are charged directly to the Investment Quality Bond Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the Investment Quality Bond Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Investment Quality Bond Fund.

Annual Fund Operating Expenses                        Class A Shares
After expense waivers and reimbursements
(as a percentage of average daily net assets)
Management Fees<F1>                                    .62%
Other Expenses<F2>                                     .38%
                                                       ---
Total Fund Operating Expenses<F1>                     1.00%
                                                      ====

<F1> These fees have been voluntarily reduced. Without this waiver, the Management Fee would be .75% and Total Fund
Operating Expenses as a percentage of average daily net assets would be 1.13%.
<F2> These amounts include an estimate of the shareholder servicing fees the Investment Quality Bond Fund expects to pay
(see "Organization and Management of the Fund--Shareholder Servicing Plan.")

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Investment Quality Bond Fund.

Example: You would pay the following expenses on a $1,000 investment in the Investment Quality Bond Fund, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

                   1 Year     3 Years     5 Years     10 Years
Class A Shares     $57        $78         $100        $164

This example is only an illustration. Actual expenses and returns will vary.

Financial Highlights

Investment Quality Bond Fund

The Financial Highlights describe the Investment Quality Bond Fund's returns and operating expenses over time. The following table shows the results of an investment in one share of the Investment Quality Bond Fund for each of the periods indicated.

                                            Year Ended     Year Ended     December 10, 1993
                                            October 31,    October 31,    to October 31,
                                            1996           1995<F4>       1994<F1>
Net Asset Value, Beginning of Period        $   9.76       $   9.10       $ 10.00
                                            --------       --------       -------
Investment Activities
  Net investment income                         0.57           0.62          0.53
  Net realized and unrealized gains
    (losses) on investments                    (0.13)          0.67         (0.92)
                                            --------       --------       -------
    Total from Investment Activities            0.44           1.29         (0.39)
                                            --------       --------       -------
Distributions
  Net investment income                        (0.56)         (0.62)        (0.51)
  In excess of net investment income              --          (0.01)           --
  Tax return of capital                        (0.01)            --            --
                                            --------       --------       -------
    Total Distributions                        (0.57)         (0.63)        (0.51)
                                            --------       --------       -------
Net Asset Value, End of Period              $   9.63       $   9.76       $  9.10
                                            ========       ========       =======
Total Return (excludes sales charge)            4.65%         14.63%        (3.92%)<F2>
Ratios/Supplemental Data:
Net Assets, End of Period (000)             $150,807       $125,248       $94,685
Ratio of expenses to average net assets         1.01%          0.88%         0.79%<F3>
Ratio of net investment income
  to average net assets                         5.99%          6.59%         6.33%<F3>
Ratio of expenses to average net assets<F5>     1.14%          1.10%         1.25%<F3>
Ratio of net investment income
  to average net assets<F5>                     5.86%          6.37%         5.87%<F3>
Portfolio turnover                               182%           160%           90%

<F1> Period from commencement of operations.
<F2> Not annualized.
<F3> Annualized.
<F4> Effective June 5, 1995, the Victory Corporate Bond Portfolio merged into the Investment Quality Bond Fund. Financial highlights for the periods prior to June 5, 1995 represent the Investment Quality Bond Fund.
<F5> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

The financial highlights were audited by Coopers & Lybrand L.L.P. This information should be read in conjunction with the Investment Quality Bond Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.

LIMITED TERM INCOME FUND

Investment Objective

The Limited Term Income Fund seeks to provide income consistent with limited fluctuation of principal.

Investment Policies and Strategy

The Limited Term Income Fund pursues its investment objective by investing in a portfolio of high grade, fixed income securities with a dollar-weighted average maturity of one to five years, based on remaining maturities.

Under normal conditions, the Limited Term Income Fund primarily invests in:

Investment-grade corporate securities, including asset-backed securities and convertible and exchangeable debt securities

Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities

Mortgage-backed securities issued by government agencies and non-governmental entities

Commercial Paper

Important Characteristics of the Limited Term Income Fund's Investments:

Quality: The Limited Term Income Fund will only invest in high-grade debt securities rated in one of the top three rating categories at the time of purchase by S&P, Fitch, Moody's, or another NRSRO,* or if unrated, of comparable quality. For more information on ratings, see the Appendix to the SAI.

Maturity: The dollar-weighted effective average maturity of the Limited Term Income Fund will generally range from one to five years. Under certain market conditions, the Portfolio Manager may go outside these boundaries.

* An NRSRO is a nationally recognized statistical ratings organization like Standard & Poor's Corp. (S&P), Fitch, or Moody's which assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

Up to 20% of the Limited Term Income Fund's total assets may be invested in preferred and convertible preferred stock, and separately traded interest and principal component parts of U.S. Treasury obligations.

The Limited Term Income Fund is also permitted to invest in international bonds, foreign securities, futures contracts, separately traded interest and principal component parts of U.S. Treasury obligations. Some of the securities in which the Limited Term Income Fund invests may have warrants or options attached. These investments tend to be riskier than some of the other investments of the Limited Term Income Fund. The Limited Term Income Fund is subject to the risks common to mutual funds that invest in debt securities: interest rate risk, credit risk, reinvestment risk, inflation risk, and foreign issuer risk. Please read "Risk Factors" carefully before investing.

Portfolio Management

Robert H. Fernald is the Portfolio Manager of the Limited Term Income Fund, a position he has held since January, 1995. A Portfolio Manager and Director of Key Asset Management Inc., he has been working in the fixed income markets for over 20 years.

Fund Expenses

This section will help you understand the costs and expense you would pay, directly or indirectly, if you invested in the Limited Term Income Fund.

Shareholder Transaction Expenses<F1>             Class A Shares
Maximum Sales Charge Imposed on Purchases        2.00%
(as a percentage of offering price)
Sales Charge Imposed on Reinvested Dividends     None
Deferred Sales Charge                            None
Redemption Fees                                  None
Exchange Fees                                    None

<F1> You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Limited Term Income Fund. These expenses are charged directly to the Limited Term Income Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the Limited Term Income Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Limited Term Income Fund.

Annual Fund Operating Expenses                        Class A Shares
(as a percentage of average daily net assets)
Management Fees                                       .50%
Other Expenses<F1>                                    .36%
                                                      ---
Total Fund Operating Expenses                         .86%
                                                      ===

<F1> Other Expenses include an estimate of the shareholder servicing fees the Limited Term Income Fund expects to pay. See
"Organization and Management of the Funds--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Limited Term Income Fund.

Example: You would pay the following expenses on a $1,000 investment in the Limited Term Income Fund, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

                        1 Year     3 Years     5 Years     10 Years
Class A Shares          $29        $47         $67         $124

This example is only an illustration. Actual expenses and returns will vary.

Financial Highlights

Limited Term Income Fund

The Financial Highlights describe the Limited Term Income Fund's returns and operating expenses over time. The following table shows the results of an investment in one share of the Limited Term Income Fund for each of the periods indicated.

                                       Year           Year           Year           Year
                                       Ended          Ended          Ended          Ended
                                       Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                       1996           1995<F4>       1994           1993
Net Asset Value,
  Beginning of Period                  $ 10.15        $   9.88       $ 10.53        $ 10.45
                                       -------        --------       -------        -------
Investment Activities
  Net investment income                   0.63            0.57          0.54           0.57
  Net realized and
    unrealized gains(losses)
    from investments                     (0.14)           0.27         (0.61)          0.08
                                       -------        --------       -------        -------
    Total from
      Investment Activities               0.49            0.84         (0.07)          0.65
                                       -------        --------       -------        -------
Distributions
  Net investment income                  (0.62)          (0.57)        (0.54)         (0.57)
  In excess of net
    investment income                    (0.01)             --            --             --
  Net realized gains                        --              --         (0.04)            --
                                       -------        --------       -------        -------
    Total Distributions                  (0.63)          (0.57)        (0.58)         (0.57)
                                       -------        --------       -------        -------
Net Asset Value, End of Period         $ 10.01        $ 10.15        $  9.88        $ 10.53
                                       =======        =======        =======        =======
Total Return
  (excludes sales charge)                 4.94%          8.77%         (0.66%)         6.39%
Ratios/Supplemental Data:
Net Assets,
  End of Period (000)                  $90,019        $172,002       $79,150        $81,771
Ratio of expenses to
  average net assets                      0.86%           0.78%         0.79%          0.77%
Ratio of net investment income
  to average net assets                   5.90%           5.77%         5.29%          5.49%
Ratio of expenses to average
  net assets<F5>                          0.89%           0.79%         0.97%          0.78%
Ratio of net investment income
  to average net assets<F5>               5.87%           5.76%         5.10%          5.48%
Portfolio turnover                         221%             97%           41%            50%


                                       Year           Year           Year           Year
                                       Ended          Ended          Ended          Ended
                                       Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                       1992           1991           1990           1989<F1>
Net Asset Value,
  Beginning of Period                  $ 10.33        $ 10.02        $ 10.04        $ 10.00
                                       -------        -------        -------        -------
Investment Activities
  Net investment income                   0.64           0.73           0.76           0.02
  Net realized and
    unrealized gains(losses)
    from investments                      0.13           0.31          (0.01)          0.02
                                       -------        -------        -------        -------
    Total from
      Investment Activities               0.77           1.04           0.75           0.04
                                       -------        -------        -------        -------
Distributions
  Net investment income                  (0.64)         (0.73)         (0.77)            --
  In excess of net
    investment income                       --             --             --             --
  Net realized gains                     (0.01)            --             --             --
                                       -------        -------        -------        -------
    Total Distributions                  (0.65)         (0.73)         (0.77)            --
                                       -------        -------        -------        -------
Net Asset Value, End of Period         $ 10.45        $ 10.33        $ 10.02        $ 10.04
                                       =======        =======        =======        =======
Total Return
  (excludes sales charge)                 7.77%         10.82%          7.75%          0.40%<F3>
Ratios/Supplemental Data:
Net Assets,
  End of Period (000)                  $55,565        $43,763        $31,303        $29,834
Ratio of expenses to
  average net assets                      0.78%          0.80%          0.82%          0.64%<F2>
Ratio of net investment income
  to average net assets                   6.18%          7.20%          7.63%          7.56%<F2>
Ratio of expenses to average
  net assets<F5>
Ratio of net investment income
  to average net assets<F5>
Portfolio turnover                          15%            10%

<F1> Period from commencement of operations.
<F2> Annualized.
<F3> Not annualized.
<F4> Effective June 5, 1995, the Victory Short-Term Government Income Portfolio merged into the Limited Term Income Fund.
Financial highlights for the periods prior to June 5, 1995 represent the Limited Term Income Fund.
<F5> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

The financial highlights were audited by Coopers & Lybrand L.L.P. This information should be read in conjunction with the Limited Term Income Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.

Risk Factors

It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

This prospectus describes some of the risks that you may assume as an investor in the Funds. By matching your investment objective with a comfortable level of risk, you can create your own customized investment plan. Some limitations on the Funds' investments are described in the section that follows. "Other Securities and Investment Practices" at the end of this prospectus provides additional information on the securities mentioned in the overview of each of the Funds. As with any mutual fund, there is no guarantee that a Fund will earn income or show a positive total return over time. A Fund's price, yield, and total return will fluctuate. You may lose money if a Fund's investments do not perform well.

The following risks are common to all mutual funds:

Market risk is the risk that the market value of a security will fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for it, or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market, and is common to all investments.

Manager risk is the chance that a Fund's Portfolio Manager may use a strategy that does not produce the intended result.

The following risks are common to mutual funds that invest in debt securities:

Interest rate risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. Therefore, when interest rates go up, the value of a fixed-rate security typically goes down. When interest rates go down, the value of these securities typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.

Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities.

Reinvestment risk is the risk that when interest income is reinvested, interest rates will have declined so that income must be reinvested at a lower interest rate. Generally, interest rate risk and reinvestment risk have offsetting effects.

Credit risk (or default risk) is the risk that an issuer of a debt security will be unable to make timely payments of interest or principal. Although the Funds generally invest in only high-quality securities, the interest or principal payments may not be insured or guaranteed on all securities.

The following risks are common to mutual funds that invest in mortgage-related securities:

Prepayment risk. Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. Mortgage prepayments are affected by the level of interest rates and other factors. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, a Fund may have to reinvest the proceeds from prepayments at lower interest rates.

Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase.

The following risk is common to mutual funds that invest in foreign securities:

Foreign issuer risk. Compared to U.S. and Canadian companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices used by domestic issuers. In addition, foreign securities markets may be less liquid, more volatile, and less subject to governmental supervision than in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.

Investment Limitations

The SEC and IRS have certain restrictions with which all mutual funds must comply. The Funds monitor these limitations on an ongoing basis.

To help reduce risk, the Funds have adopted limitations on some investment policies. These limits involve a Fund's ability to borrow money and the amount it can invest in various types of securities including illiquid securities. Certain limitations can be changed only with the approval of shareholders. Victory's Board of Trustees can change other investment limitations without shareholder approval. See "Other Securities and Investment Practices" and the SAI for more information.

Each Fund limits to 25% of total assets the amount it may invest in any single industry (other than U.S. Government obligations and U.S. banks). Each Fund limits its borrowing to 33 1/3% of total assets. Borrowing may be in the form of selling a security and agreeing to repurchase that security later at a higher price.

Diversification Requirements

SEC Requirement: Each Fund is "diversified" according to certain federal securities provisions regarding the diversification of its assets. Generally, under these provisions, a Fund must invest at least 75% of its total assets so that no more than 5% of its total assets are invested in the securities of any one issuer.

IRS Requirement: Each Fund also intends to comply with certain federal tax requirements regarding the diversification of its assets, which generally are less restrictive than the federal requirements. These diversification requirements are discussed in the SAI.

Investment Performance

Past performance does not guarantee future results. You may obtain the current 30-day yield by calling 800-KEY-FUND. Our Shareholder Servicing representatives are available from 8:00 a.m. to 7:00 p.m. Eastern Time Monday through Friday.

Victory may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information may also appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Performance information is contained in the annual and semi-annual reports. You may obtain a copy free of charge by calling 800-KEY-FUND.

The "30-day yield" is an "annualized" figure--the amount you would earn if you stayed in a Fund for a year and the Fund continued to earn the same net interest income throughout that year. To calculate 30-day yield, a Fund's net investment income per share for the most recent 30 days is divided by the maximum offering price per share for Class A shares.

To calculate "total return," a Fund starts with the total number of shares that you could buy for $1,000 at the beginning of the period. Then the Fund adds all dividends and distributions paid as if they were reinvested in additional shares. (This takes into account the Fund's dividend distributions, if any.) The total number of shares is multiplied by the net asset value on the last day of the period and the result is divided by the initial $1,000 investment to determine the percentage gain or loss. For periods of more than one year, the cumulative total return is adjusted to get an average annual total return.

Yield is a measure of net interest income.

Average annual total return is a hypothetical measure of past dividend income plus capital appreciation. It is the sum of all parts of a Fund's investment return for periods greater than one year.

Total return is the sum of all parts of a Fund's investment return.

Whenever you see information on a Fund's performance, do not consider the past performance to be an indication of the performance you could expect by making an investment in a Fund today. The past is an imperfect guide to the future. History does not always repeat itself.

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the dollar amount and value of your investment.

The net asset value (the NAV) for each Fund is calculated each business day (normally at 4:00 p.m. Eastern time, also known as the "Valuation Time"). Shares are purchased at the next share price calculated after your investment instructions are received and accepted. A business day is a day on which the New York Stock Exchange is open for trading or any day in which enough trading has occurred in the securities held by a Fund to materially affect the NAV. If your account is established with an Investment Professional or a bank, you may not be able to purchase or sell shares on other holidays when the Federal Reserve Bank of Cleveland is closed.

The NAV is calculated by adding up the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

       Total Assets-Liabilities
NAV= -----------------------------
     Number of Shares Outstanding

Each Fund's net asset value can be found daily in The Wall Street Journal and other local newspapers.

Dividends, Distributions, and Taxes

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call the Transfer Agent at 800-KEY-FUND.

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the net interest earned on investments after expenses. If a Fund makes a capital gain distribution, it is paid once a year. As with any investment, you should consider the tax consequences of an investment in a Fund.

Ordinarily, net income earned on securities owned by a Fund accrues daily and is declared and paid monthly. Any net capital gains realized by a Fund are paid as dividends at least annually. Shareholders who earn a dividend of less than $10.00 will have dividends reinvested automatically into their accounts.

Buying a Dividend.

You should check a Fund's distribution schedule before you invest. If you buy shares of a fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Distributions can be received in one of the following ways:

Reinvestment Option

You can have distributions automatically reinvested in additional shares of a Fund. If you do not indicate another choice on your Account
Application, you will be assigned this option automatically.

Cash Option

You will be mailed a check no later than 7 days after the pay date.

Income Earned Option

Dividends can be automatically reinvested in the Fund in which you have invested and your capital gains can be paid in cash; or capital gains can be reinvested and dividends paid in cash.

Directed Dividends Option

You can have distributions automatically reinvested in shares of another fund of the Victory Group. The "Victory Group" includes other funds of The Victory Portfolios and Key Mutual Funds. If distributions from Class A shares are reinvested in Class A shares of another fund, you will not pay a sales charge on the reinvested distributions.

Directed Bank Account Option

In most cases, distributions can be automatically transferred to your bank checking or savings account. Under normal circumstances, dividends will be transferred within 7 days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes

Each Fund intends to continue to qualify as a regulated investment company, in which case it will pay no federal income tax on the earnings it distributes to its shareholders.

Dividends from the Fund's long-term capital gain are taxable as capital gain; dividends from other sources are generally taxable as ordinary income.

Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They may also be subject to state and local taxes.

Dividends from the Fund that are attributable to interest on certain U.S. Government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to U.S. Government obligations will be provided with tax statements you receive from a Fund.

Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

Tax statements will be mailed from a Fund every January showing the amounts and tax status of distributions made to you.

Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

You should review the more detailed discussion of federal income tax considerations in the SAI.

THE TAX INFORMATION IN THIS PROSPECTUS IS PROVIDED AS GENERAL INFORMATION. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT THE TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

Investing with Victory

All you need to do to get started is to fill out an application.

If you are looking for a convenient way to open an account for yourself or a minor child, or to add money to an existing account, Victory can help. The sections that follow will serve as a guide to your investments with Victory. The following sections will describe how to open an account, how to access information on your account, and how to purchase, exchange, and redeem shares of the Fund. We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-KEY-FUND. They will be happy to assist you.

The Funds in this prospectus offer only Class A shares. Class A shares have a front-end sales charge of 2.00% to 4.75%, depending upon which Fund you invest in. Please look at the "Fund Expenses" section of the Fund in which you are investing to find the sales charge.

For historical expense information, see the "Financial Highlights" in the Fund overviews earlier in this prospectus.

Calculation of Sales Charges--Class A

Class A shares are sold at their public offering price, which includes the initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and missions paid to Investment Professionals are as follows:

Your Investment in:
Government Mortgage Fund
Intermediate Income Fund               Sales Charge        Sales Charge        Dealer Reallowance
Investment Quality                     as a % of           as a % of           as a % of the
  Bond Fund                            Offering Price      Your Investment     Offering Price
Up to $50,000                          4.75%               4.99%               4.00%
$50,000 up to $100,000                 4.50%               4.71%               4.00%
$100,000 up to $250,000                3.50%               3.63%               3.00%
$250,000 up to $500,000                2.25%               2.30%               2.00%
$500,000 up to $1,000,000              1.75%               1.78%               1.50%
$1,000,000 and above<F1>               0.00%               0.00%                   <F1>

<F1> There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge
(CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase, or at .50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions.
Investment Professionals may be paid at a rate of up to 1.00% of the purchase price.

Your Investment in:
Fund for Income                        Sales Charge        Sales Charge        Dealer Reallowance
Limited Term                           as a % of           as a % of           as a % of the
  Income Fund                          Offering Price      Your Investment     Offering Price
Up to $50,000                          2.00%               2.04%               1.50%
$50,000 up to $100,000                 1.75%               1.78%               1.25%
$100,000 up to $250,000                1.50%               1.52%               1.00%
$250,000 up to $500,000                1.25%               1.27%               0.75%
$500,000 up to $1,000,000              1.00%               1.01%               0.50%
$1,000,000 and above<F1>               0.00%               0.00%                   <F1>

<F1> There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge
(CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase, or at .50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions.
Investment Professionals may be paid at a rate of up to 1.00% of the purchase price.

The Distributor reserves the right to pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under federal securities laws.

Sales Charge Reductions and Waivers for Class A Shares

There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges.

You may qualify for reduced sales charges in the following cases:

1. A Letter of Intent lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of 5% of the total amount.

2. Rights of Accumulation allow you to add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge at the time of purchase.

3. You can combine Class A shares of multiple Victory Funds (excluding the money market funds) for purposes of calculating the sales charge. The combination privilege also allows you to combine the total investments from the accounts of household members of your immediate family (spouse and children under 21) for a reduced sales charge at the time of purchase.

4. Waivers for certain investors:

a. Current and retired Fund Trustees, directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers",* and dealers who have an agreement with the Distributor and any trade organization to which the Adviser or the Administrator belong.

b. Investors who purchase shares for trust or other advisory accounts established with KeyCorp or its affiliates.

c. Investors who reinvest a distribution from a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank National Association or its affiliates, the Victory Group, or invested in a fund of the Victory Group.

d. Investors who reinvest shares from another mutual fund complex or the Victory Group within 90 days after redemption, if they paid a sales charge for those shares.

e. Investment Professionals who invest in shares of a Fund for fee-based investment products or accounts, selling brokers, and their sales representatives.

* Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to Victory and Key Mutual Funds (the "Victory Group").

How to Purchase Shares

All you need to do to get started is to fill out an application.

Class A Shares can be purchased in a number of different ways.

You can send in your investment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. An Investment Professional is a salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Sometimes they will charge you for these services. Their fee will be in addition to, and unrelated to, the fees and expenses charged by the Funds.

Make your check payable to:

The Victory Funds

Keep the following addresses handy for purchases, exchanges, or redemptions.

FAX Number: 800-529-2244

Telecommunication Device for the Deaf (TDD): 800-970-5296

Regular U.S. Mail Address

Send completed Account Applications with your check, bank draft or money order to:

The Victory Funds
P.O. Box 8527
Boston, MA 02266-8527

Overnight Mail Address

Use this address ONLY for overnight packages.

The Victory Funds
c/o Boston Financial Data Services
Two Heritage Drive
Quincy, MA 02171

PHONE: 800-KEY-FUND

Wire Address

The Transfer Agent does not charge a wire fee. Always call the Transfer Agent at 800-KEY-FUND BEFORE wiring funds to obtain a control number.

State Street Bank and Trust Co.
ABA #011000028

For Credit to DDA Account #9905-201-1

For Further Credit to Account # (insert account number, name, and control number assigned by the Transfer Agent)

Telephone

800-KEY-FUND

800-539-3863

ACH

After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up the ACH feature. A fee is not currently being charged for ACH transfers.

Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, account activity will be detailed in their statements to you. Share certificates are not issued. Twice a year, you will receive the financial reports of the Funds. By January 31 of each year, you will be mailed an IRS Form reporting distributions for the previous year, which will also be filed with the IRS.

Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application. We will need your bank account information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500, then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it in shares of a Fund.

Retirement Plans

You can use the Funds as part of your retirement portfolio. Your investment professional can set up your new account under one of several tax sheltered plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

If you would like to make additional investments after your account is already established, use the Investment Stub attached to your statement and send it with your check to the address indicated.

All purchases must be made in U.S. Dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you may be charged for any resulting fees and/or losses. Third party checks will not be accepted. You may only invest or exchange into fund shares legally available in your state. If your account falls below $500, we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

How to Exchange Shares

An exchange is the selling of shares of one fund of the Victory Group to purchase shares of another. You may exchange shares of one Victory fund for shares of the same class of any other, generally without paying any additional sales charges. (See Item 3 below for the exception.) The "Victory Group" includes funds offered as a part of the Victory Funds and Key Mutual Funds. Key Mutual Funds is affiliated with KeyCorp.

You can obtain a list of funds available for exchange by calling the Transfer Agent at 800-KEY-FUND.

You can exchange shares of the Funds by writing or calling the Transfer Agent at 800-KEY-FUND. When you exchange shares of the Funds, you should keep the following in mind:

Shares of the fund selected for exchange must be available for sale in your state of residence.

The Fund whose shares you want to exchange and the fund whose shares you want to buy must offer the exchange privilege.

Shares of a Fund may be exchanged at relative net asset value. This means that if you own Class A shares of a Fund, you can only exchange them for Class A shares of another fund and not pay a sales charge. If you exchange into a fund with a higher sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. If you exchange from the Fund for Income or the Limited Term Income Fund to purchase Class A shares of another fund in the Victory Group that has a 4.75% sales charge, you would pay the 2.75% difference in sales charge.

You must meet the minimum purchase requirements for the fund you purchase by exchange.

The registration and tax identification numbers of the two accounts must be identical.

You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares on any business day.

Before exchanging, read the prospectus of the fund you wish to purchase by exchange.

How to Redeem Shares

If we receive your request by 4:00 p.m. Eastern Time, your redemption will be processed the same day.

There are a number of convenient ways to redeem shares of the Funds. You can use the same mailing addresses listed for purchases. You will earn dividends up to the date your redemption request is processed.

By Telephone

The easiest way to redeem shares is by calling 800-KEY-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to redeem, call us and tell us which one of the following options you would like to use:

Mail a check to the address of record;

Wire funds to a domestic financial institution;

Mail to a previously designated alternate address; or

Electronically transfer the funds via ACH.

All telephone calls are recorded for your protection and measures are taken to verify the identity of the caller. If we properly act on telephone instructions and follow reasonable procedures to ensure against unauthorized transactions, neither Victory nor its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the Transfer Agent by telephone, consider placing your order by mail.

By Mail

Use the Regular U.S. Mail or Overnight Mail Address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. All account owners must sign. A signature guarantee is required for the following redemption requests:

Redemptions over $10,000;

Your account registration has changed within the last 15 days;

The check is not being mailed to the address on your account;

The check is not being made payable to the owner of the account; or

If the redemption proceeds are being transferred to another Victory Group account with a different registration.

A signature guarantee can be obtained from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.

By Wire

If you want to redeem funds by wire, you must establish a Fund account which will accommodate wire transactions. If you call by 4:00 p.m. Eastern time, your funds will be wired on the next business day.

By ACH

Normally, your redemption will be processed on the same day, or the next day if your instructions are received after 4:00 p.m. Eastern Time. It will be transferred by ACH as long as the transfer is to a domestic bank.

Under certain emergency circumstances, the right of redemption may be suspended. Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared. If you request a complete redemption, any dividends declared will be included with the redemption proceeds.

Systematic Withdrawal Plan

If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to you or the person you designate. The minimum withdrawal is $25, and you must have an account value of $5,000 or more to start withdrawals. Once again, we will need a voided personal check to activate this feature. You should be aware that your account eventually may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your account value falls below $500, we may ask you to bring the account back to the $500 minimum. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

Organization and Management of the Funds

We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Funds to service the shareholders. They are paid a fee for their services.

About Victory

Each Fund is a member of the Victory Funds, a group of 26 distinct investment portfolios, organized as a Delaware business trust. Some of the Victory Funds have been operating since 1983.

The Board of Trustees of Victory has the overall responsibility for the management of the Funds. They are elected by the shareholders.

The Investment Adviser

One of a Fund's most important contracts is its Advisory Agreement with Key Asset Management Inc. (KAM or the Adviser), a New York Corporation registered as an investment adviser with the SEC. KAM is a subsidiary of KeyBank National Association, a wholly-owned subsidiary of KeyCorp. On February 28, 1997, KAM became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp. Affiliates of the Adviser manage approximately $50 billion for a limited number of individual and institutional clients.

The Advisory Agreement allows the Adviser to hire employees. It also allows KAM to choose brokers or dealers to handle the purchases and sales of a Fund's securities. Subject to Board approval, Key Investments, Inc.
(KII) and/or Key Clearing Corporation (KCC) may act as clearing broker for the Funds' security transactions in accordance with procedures adopted by the Funds, and receive commissions or fees in connection with their services to the Funds. Both KII and KCC are wholly-owned indirect subsidiaries of KeyCorp and affiliates of the adviser.

Prior to February 28, 1997, KeyCorp Mutual Fund Advisers, Inc. was the adviser and Society Asset Management, Inc. (formerly the adviser) was the sub-adviser to each of the Funds. During the fiscal year ended October 31, 1996, KeyCorp Mutual Fund Advisers, Inc. was paid an advisory fee at an annual rate based on a percentage of the average daily net assets of each Fund (after waivers) as follows:

                                  Advisory
Fund                              Fees
Fund for Income                   .10%<F1>
Government Mortgage Fund          .50%
Intermediate Income Fund          .58%
Investment Quality Bond Fund      .61%
Limited Term Income Fund          .47%

<F1> Paid to the former sub-adviser, First Albany Asset Management Corporation.

MANAGEMENT OF THE FUNDS

Trustees

Supervise each Fund's activities.

Investment Adviser

Key Asset Management Inc.
127 Public Square
Cleveland, OH 44114

Manages each Fund's business
and investment activities.

The Administrator, Distributor, and Fund Accountant

BISYS Fund Services is the Administrator and the Distributor. BISYS is paid a fee at an annual rate of .15% of the Fund's average daily net assets as the Administrator, but does not charge a fee for its services as Distributor. BISYS Fund Services Ohio, Inc. receives a fee as the Funds' Accountant.

The Distributor may provide sales support, including cash or other compensation to dealers for selling shares of a Fund. Payments may be in the form of trips, tickets, and/or merchandise offered through sales contests. It does this at its own expense, and not at the expense of a Fund or its shareholders.

The Funds are supervised by the Board of Trustees, who monitor the services provided to investors.

Shareholder Servicing Plan

Victory has a Shareholder Servicing Plan for each class of shares of the Funds. The shareholder servicing agent performs a number of services for its customers who are shareholders of a Fund. It establishes and maintains accounts and records, processes dividend payments, arranges for bank wires, assists in transactions, and changes account information. For these services a Fund pays a fee at an annual rate of up to .25% of the average daily net assets of the Fund serviced by the agent. The Funds have agreements with various shareholder servicing agents, including KeyBank National Association and its affiliates, other financial institutions, and securities brokers. Shareholder servicing agents may waive all or a portion of their fee periodically.

Distribution Plan

Under Rule 12b-1 of the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for the Fund for Income. Class A Shares of the Funds currently do not pay expenses under this plan.

Independent Accountants

Coopers & Lybrand L.L.P. serves as independent accountants to the Funds.

Legal Counsel

Kramer, Levin, Naftalis & Frankel serves as legal counsel to the Funds.

HOW THE FUNDS ARE ORGANIZED

Shareholders

Financial Services Firms and their Investment Professionals

Advise current and prospective
shareholders on their Fund investments.

Transfer Agent/Servicing Agent

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110-2875

Boston Financial Data Services
Two Heritage Drive
Quincy, MA 02171

Handles services such as record-keeping, statements, processing of buy and sell requests, distribution of dividends, and servicing of shareholder's accounts.

Administrator, Distributor, and Fund Accountant

BISYS Fund Services, Inc. and
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

Markets the Funds, distributes shares
through Investment Professionals,
and calculates the value of shares.

Custodian

Key Trust Company of Ohio, N.A.
127 Public Square
Cleveland, OH 44114

Provides for safekeeping of the Funds' investments and cash, and settles trades made by the Funds.

Additional Information

Some additional information you should know about the Funds.

The Funds offer only the class of shares described in this prospectus, but at some future date, the Funds may offer additional classes of shares through a separate prospectus.

Your Rights as a Shareholder

All shareholders have equal voting, liquidation, and other rights. As a shareholder of a Fund, you have rights and privileges similar to those enjoyed by other corporate shareholders. Delaware Trust law limits the liability of shareholders.

If any matters are to be voted on by shareholders (such as a change in a fundamental investment objective or the election of Trustees), each share outstanding at that point would be entitled to one vote. If you have a qualified trust account, the trustee will vote your shares on your behalf or in the same percentage voted on shares that are not held in trust. Shareholders with more than 10% of the outstanding shares of a Fund may call a special meeting for removal of a Trustee. Normally, Victory is not required to hold annual meetings of shareholders. However, shareholders may request one under certain circumstances, as described in the SAI.

Code of Ethics

Victory and the Adviser have each adopted a Code of Ethics to which all investment personnel and all other access persons to the Funds must conform. Investment personnel must refrain from certain trading practices and are required to report certain personal investment activities. Violations of the Code of Ethics can result in penalties, suspension, or termination of employment.

Banking Laws

Banking laws, including the Glass-Steagall Act, prevent a bank holding company or its affiliates from sponsoring, organizing or controlling a registered, open-end investment company. However, bank holding company subsidiaries may act as investment adviser, transfer agent, custodian, or shareholder servicing agent. They may also purchase shares of such a company for their customers and pay third parties for performing these functions. Should these laws change in the future, the Trustees would consider selecting another qualified firm so that all services would continue.

Shareholder Communications

You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from each Fund. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Funds will send only one copy of the above communications.

If you would like to receive additional copies of any materials, please call the Funds at 800-KEY-FUND.

The securities described in this prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this prospectus and the SAI.

Other Securities and Investment Practices

The following table lists some of the types of securities each of the Funds may choose to purchase under normal market conditions. The majority of the portfolio for each of the Funds is made up of mortgage-backed securities and corporate debt obligations. However, the Funds are also permitted to invest in the securities in the table below and in the SAI.

List of Allowable Investments                           Fund          Government   Intermediate  Investment   Limited Term
and Investment Practices                                for           Mortgage     Income        Quality      Income
                                                        Income        Fund         Fund          Bond Fund    Fund
U.S. Government Securities. Notes and bonds issued
or guaranteed by the U.S. government, its agencies
or instrumentalities. Some are direct obligations       <F1>          20%          <F1>          <F1>         <F1>
of the U.S. Treasury; others are obligations only
of the U.S. agency.

Corporate Debt Obligations. Debt instruments
issued bypublic corporations. They may be
secured or unsecured.                                   35%           20%          <F1>          <F1>         <F1>

Convertible or Exchangeable Corporate Debt
Obligations. Debt instruments which may be              35%           20%          <F1>          <F1>         <F1>
exchanged or converted to other securities.

Preferred and Convertible Preferred Stock of
U.S. Corporations.                                      none          none         20%           20%          20%

Mortgage-Backed Securities. Instruments
secured by a mortgage or pools of mortgages.
<F2> Collateralized Mortgage Obligations. Debt
obligations that are secured by mortgage-backed         65-100%       80-100%      <F1>          <F1>         <F1>
certificates. Some are issued by U.S.                                 (U.S.
government agencies and instrumentalities.                            Gov't)

Short-term Debt Obligations. Includes bankers'                        20%
acceptances, certificates of deposit, prime             35%           (commercial   35%           35%         <F1>
quality commercial paper, Eurodollar obligations,                     paper only)
cash, and cash equivalents

When-Issued and Delayed-Delivery Securities.
A security that is purchased for delivery at
a later time. The market value may change before        33 1/3%       33 1/3%       33 1/3%       33 1/3%     33 1/3%
the delivery date, and the value is included
in the NAV of the Fund.

Zero Coupon Bonds. These securities are
purchased at a discount from the face value.
The face value is received at maturity,                 20%           20%          20%           20%          20%
with no interest payments before then.                  (U.S.
These may be subject to greater risks                   Gov't.)
of price fluctuation.

<F2> Variable & Floating Rate Securities.
Investment grade instruments, some of which             35%           20%          <F1>          <F1>         <F1>
may be derivatives and illiquid, with                   (U.S.
interest rates that reset periodically.                 Gov't.)

Yankee Securities. Debt instruments issued by
non-domestic issuers and traded in U.S. currency.       none          none         20%           20%          20%

Foreign Securities. Debt securities of foreign
issuersincluding international bonds denominated
in  foreign or domestic currencies traded in the        none          none         20%           20%          20%
United States and abroad.

<F2> Receipts. Separately traded interest
or principal components of U.S. Government              none          20%          20%           20%          20%
securities.


                                     - 30 -



Repurchase Agreements. An agreement to sell
and repurchase a security at a stated price             35%           20%          35%           35%          35%
plus interest. The seller's obligation to
the Fund is secured by collateral.

Tax, Revenue and Bond Anticipation Notes. Issued in
expectation of future revenues. Only purchased when     35%           20%          <F1>          <F1>         <F1>
their yields are competitive with taxable obligations.

Illiquid Securities. Investments that cannot
be readily sold within seven days in the usual          15% of net    15% of net   15% of net    15% of net   15% of net
course of business at approximately the price           assets        assets       assets        assets       assets
at which a Fund values them.

Restricted Securities. Securities that are not
registered under federal securities laws but            35%           20%          <F1>          <F1>         <F1>
that may be traded among qualified institutional
investors and the Fund. Some of these securities
may be illiquid.

<F2> Futures Contracts and Options on
Futures Contracts. Contracts involving                                5% in        5% in         5% in        5% in
the right or obligation to deliver or                                 margins and  margins and   margins and  margins an
receive assets or money depending on                                  premiums;    premiums;     premiums;    premiums;
the performance of one or more assets                                 33 1/3%      33 1/3%       33 1/3%      33 1/3%
or a securities index. To reduce the                    none          subject to   subject to    subject to   subject to
effects of leverage, liquid assets equal                              futures or   futures or    futures or   futures or
to the contract commitment are set aside                              options on   options on    options on   options on
to     cover the commitment. The Funds                                futures      futures       futures      futures
may invest in futures in an effort to hedge
against market risk.

Borrowing, Reverse Repurchase Agreements.
The borrowing of money from banks (up to 5%             5%            5%           5%            5%           5%
of total assets) or through reverse repurchase          33 1/3%       33 1/3%      33 1/3%       33 1/3%      33 1/3%
agreements (up to 33 1/3% of total assets).
The Funds will not use borrowing to create leverage.

Securities Lending. In order to generate additional
income, a Fund may lend its portfolio securities.
A Fund will receive collateral for the value of the
security plus any interest due. A Fund only will        33 1/3%       33 1/3%      33 1/3%       33 1/3%      33 1/3%
enter into loan arrangements with entities that
the Adviser has determined are creditworthy.

Dollar Weighted Effective Average Maturity.
Based on the value of a Fund's investments in
securities with different maturity dates. This
measures the sensitivity of a debt security's value
to changes in interest rates. Longer term debt
securities are more volatile than shorter term debt     {10 years     {10 years    3-10 years    5-15 years   1-5 years
securities because their prices are more sensitive
to interest rate changes. Therefore, the NAV of
a fund with a longer dollar weighted effective
average maturity may fluctuate more.

% Percentage of total assets.
<F1> No limitation of usage; Fund may be using currently.
<F2> Indicates a "derivative security," whose value is linked to, or derived from, another security, instrument or index.

For temporary defensive purposes the Funds may hold up to 100% of their total assets in cash or short-term obligations. For more information on ratings and detailed descriptions of each of the above investment vehicles, see the SAI.

This page is intentionally left blank.

Bulk Rate
U.S. Postage
PAID
Cleveland, OH
Permit No. 469

VICTORY FUNDS LOGO

PRINTED ON RECYCLED PAPER

VF/TXFI-PRO (2/97)

                                                                     Rule 497(c)
                                                        Registration No. 33-8982

Victory Funds

PROSPECTUS

NATIONAL MUNICIPAL BOND FUND
NEW YORK TAX-FREE FUND
OHIO MUNICIPAL BOND FUND

800-KEY-FUND(R) or 800-539-3863    March 1, 1997

THE VICTORY PORTFOLIOS

NATIONAL MUNICIPAL BOND FUND
NEW YORK TAX-FREE FUND
OHIO MUNICIPAL BOND FUND

800-KEY-FUND(R)      800-539-3863

This prospectus describes the following funds:

National Municipal Bond Fund
New York Tax-Free Fund
Ohio Municipal Bond Fund

The three Victory Funds discussed in this prospectus (the Funds) are a part of The Victory Portfolios (Victory), an open-end investment management company. The Funds are non-diversified mutual funds. This prospectus explains the objectives, policies, risks, and strategies of the Funds. You should read this prospectus before investing in one of these Funds and keep it for future reference. A detailed Statement of Additional Information (SAI) describing each of the Funds is also available for your review. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated into this prospectus by reference. If you would like a free copy of the SAI, please request one by calling us at 800-KEY-FUND.

TABLE OF CONTENTS

Introduction  2

AN OVERVIEW OF EACH OF THE FUNDS

A fund-by-fund analysis which includes objectives, policies, strategies, expenses, and financial highlights

National Municipal Bond Fund  4

New York Tax-Free Fund  6

Ohio Municipal Bond Fund  8

Risk Factors  10

Investment Limitations  11

Investment Performance  12

Share Price  12

Dividends, Distributions, and Taxes  13

INVESTING WITH VICTORY  15

Choosing a Share Class  15

How to Purchase Shares  18

How to Exchange Shares  20

How to Redeem Shares  21

Organization and Management of the Funds  22

Additional Information  24

Other Securities and Investment Practices  25

Shares of the Funds are:

Not insured by the FDIC;

Not deposits or other obligations of, or guaranteed by, KeyBank, any of its affiliates, or any other bank;

Subject to investment risks, including possible loss of the principal amount invested.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any securities regulatory authority of any state, nor has the Securities and Exchange Commission or any such state authority passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

KEY TO FUND INFORMATION

OBJECTIVE AND STRATEGY

The goals and the strategy that a Fund plans to use in pursuing its investment objective.

RISK FACTORS

The risks that you may assume as an investor in a Fund.

EXPENSES

The costs you will pay as an investor in a Fund, including sales charges and ongoing expenses.

FINANCIAL HIGHLIGHTS

A table which shows a Fund's historical performance by share class. This table also summarizes previous operating expenses.

Investment Objective and Strategy

Objective

The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital.

The New York Tax-Free Fund seeks to provide a high level of current income exempt from federal, New York State, and New York City income taxes, consistent with the preservation of shareholders' capital.

The Ohio Municipal Bond Fund seeks to provide a high level of current interest income which is exempt from both federal income tax and Ohio personal income tax.

Strategy

Each of the Funds pursues its investment objective by investing primarily in general obligation bonds and revenue bonds. However, each of the Funds has unique investment strategies and its own risk/reward profile. Please review the section about the Fund in which you are interested in investing and "Other Securities and Investment Practices" for an overview of the Funds.

Risk Factors

The Funds are not insured by the FDIC. The New York Tax-Free Fund and Ohio Municipal Bond Fund generally limit their investments to a single state. Therefore, an investment in one of these Funds may involve additional risks, including economic, political, or credit risks specific to that state. In addition, there are other potential risks, which are discussed in the section "Risk Factors."

Who Should Invest

Investors in higher tax brackets seeking tax-exempt income

Investors seeking income over the long term

Investors with moderate risk tolerance

Investors seeking higher potential returns than are provided by money market funds

Investors willing to accept price and dividend fluctuations

Fees and Expenses

The National Municipal Bond Fund and New York Tax-Free Fund offer two classes of shares: Class A and Class B. The Ohio Municipal Bond Fund offers only Class A shares. If you purchase Class A shares of a Fund, you may pay a sales charge of up to 4.75% of the offering price, depending on the amount you invest. If you purchase Class B shares of a Fund, you will not pay an initial sales charge; however, you may pay a deferred sales charge if you sell ("redeem") your shares within six years of purchase, and you will pay additional distribution expenses. In either case, you also will incur expenses for investment advisory, management, administrative, and shareholder services, all of which are included in a Fund's expense ratio. See "Choosing a Share Class."

Purchases

The minimum initial investment is $500 for most accounts ($250 for Individual Retirement Accounts) and $25 thereafter. An initial investment must be accompanied by a Fund's Account Application. Fund shares may be purchased by check, Automated Clearing House, or wire. See "How to Purchase Shares." Generally, municipal bond funds are not appropriate investments for IRA accounts.

Redemptions

You can redeem Fund shares by written request or telephone. When the Transfer Agent receives a redemption request in proper form, a Fund will redeem the shares and credit your bank account or send the proceeds to the address designated on your Account Application. See "How to Redeem Shares."

Dividends/Distributions

Income is accrued daily and is declared and paid monthly. Any net capital gains realized by a Fund are paid as dividends annually. A Fund can send your dividends directly to you by mail, credit them to your bank account, reinvest them in the Fund, or invest them in another fund of the Victory Group. The "Victory Group" includes other funds of The Victory Portfolios and Key Mutual Funds. You can make this choice when you fill out an account application. See "Dividends, Distributions, and Taxes."

Other Services

Victory offers a number of other services to better serve shareholders including exchange privileges and automated investment and withdrawal plans. See "How to Exchange Shares" and "How to Redeem Shares." Our toll-free fax number is 800-529-2244. You can reach Victory's
Telecommunication Device for the Deaf (TDD) at 800-970-5296.




General Information about each of the Funds




                                                    Estimated
Victory Fund             Inception            Annual Expenses          Maximum               Newspaper
                              Date              After Waivers     Sales Charge        Abbreviation<F1>
                                       (as a % of net assets)


National Municipal
  Bond Fund--Class A        2/3/94                       0.30%            4.75%       Victory NatMunA

National Municipal
  Bond Fund--Class B       9/26/94                       1.54%            5.00%       Victory NatMunB

New York Tax-Free
  Fund--Class A            2/11/91                        .93%            4.75%        Victory NYTxFA

New York Tax-Free
  Fund--Class B            9/26/94                       2.17%            5.00%        Victory NYTxFB

Ohio Municipal
  Bond Fund--Class A       5/18/90                        .90%            4.75%       Victory OH Muni


<F1>All newspapers do not carry the same abbreviation.




The following pages provide you with separate overviews of each Fund. Please look at the objective, policies, strategies, risks, expenses, and financial history to determine which Fund will best suit your risk tolerance and investment needs. You also should review the "Other Securities and Investment Practices" section for additional information about the individual securities in which the Funds can invest and the risks related to these investments.

NATIONAL MUNICIPAL BOND FUND

Investment Objective

The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital.

Investment Policies and Strategy

The National Municipal Bond Fund pursues its investment objective by primarily investing in municipal bonds. The interest on these bonds is exempt from federal income tax. Under normal circumstances, at least 80% of the National Municipal Bond Fund's income distributions will be exempt from federal income taxes, including the alternative minimum tax.

Under normal market conditions, the National Municipal Bond Fund primarily invests in:

Municipal securities with fixed, variable, or floating interest rates

Zero coupon, tax, revenue, and bond anticipation notes

Tax-exempt commercial paper

Important Characteristics of the National Municipal Bond Fund's
Investments:

Quality: Municipal securities rated A or above at the time of purchase by Standard & Poor's (S&P), Fitch, Moody's, or another NRSRO,* or if unrated, of comparable quality. For more information on ratings, see the Appendix to the SAI.

Maturity: The dollar-weighted effective average maturity of the Fund generally will range from 5 to 11 years. Under certain market conditions, the Portfolio Manager may go outside these boundaries.

Municipal securities are issued to raise money for public purposes. General obligation bonds are backed by the taxing power of a state or municipality. This means the issuing authority can raise taxes to cover the payments. Revenue bonds are backed by revenues from a specific tax, project, or facility. Principal and interest payments on some municipal securities are insured by private insurance companies.

*An NRSRO is a nationally recognized statistical ratings organization such as S&P, Fitch, or Moody's which assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

Risk

The National Municipal Bond Fund primarily invests in municipal securities from several states, rather than from a single state. The National Municipal Bond Fund is subject to the risks common to mutual funds that invest in debt securities, that is, interest rate risk, credit risk, reinvestment risk, and inflation risk. It is also subject to the risks common to mutual funds that invest in municipal debt securities. These include the risk that certain investments could lose their tax-exempt status. Please read "Risk Factors" carefully before investing.

Portfolio Management

Paul A. Toft has served as the Portfolio Manager for the National
Municipal Bond Fund since September, 1994. He is a Portfolio Manager and Director of Key Asset Management Inc., and has been in the investment business since 1986.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the National Municipal Bond Fund.





Shareholder                         Class A        Class B

Transaction Expenses<F1>            Shares         Shares


Maximum Sales Charge
  Imposed on Purchases                4.75%          None
  (as a percentage of
  offering price)

Sales Charge Imposed
  on Reinvested Dividends             None           None

Deferred Sales Charge                 None           5.00%<F2>

Redemption Fees                       None           None

Exchange Fees                         None           None


<F1>You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

<F2>5% in the first year, declining to 1% in the sixth year, with no charge after the sixth year.




The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the National Municipal Bond Fund. These expenses are charged directly to the National Municipal Bond Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the National Municipal Bond Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the National Municipal Bond Fund.





Annual Fund Operating Expenses                Class A      Class B
  After expense waivers                        Shares       Shares
  and reimbursements
  (as a percentage of average
  daily net assets)


Management Fees<F1>                              NONE         NONE

Rule 12b-1 Distribution Fees                     NONE          .75%

Other Expenses<F1><F2>                            .30%         .79%
                                                 ----         ----

Total Fund Operating Expenses<F1>                 .30%        1.54%
                                                 ====         ====


<F1>These fees have been voluntarily reduced. Without this waiver, the
Management Fee would be .55%; and the Total Fund Operating Expenses would be 1.34% for Class A Shares, and would be 2.09% for Class B
Shares.

<F2>Other Expenses includes an estimate of shareholder servicing fees the National Municipal Bond Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the National Municipal Bond Fund.

Example: You would pay the following expenses on a $1,000 investment in the National Municipal Bond Fund, assuming: (1) a 5% annual return, and
(2) redemption at the end of each time period.





                   1 Year      3 Years      5 Years      10 Years


Class A Shares        $50          $57         $ 64          $ 84

Class B Shares        $66          $79         $104          $150




This example is only an illustration. Actual expenses and returns will vary.

Financial Highlights

National Municipal Bond Fund

The Financial Highlights describe the National Municipal Bond Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the National Municipal Bond Fund for each of the periods indicated.


                                       CLASS B                               CLASS A

                            Year     Six Months     Sept. 26,       Year    Six Months      Year       Feb. 3,
                            Ended      Ended          1994          Ended      Ended        Ended       1994
                           Oct. 31,   Oct. 31,         to          Oct. 31,   Oct. 31,     April 30,     to
                            1996      1995<F4>      April 30,        1996     1995<F4>     1995<F5>   April 30,
                                                    1995<F1>                                          1994<F1>
Net Asset Value,
  Beginning of Period      $ 10.07   $  9.59        $  9.53        $ 10.06   $  9.59       $  9.64     $ 10.00
                           -------   -------        -------        -------   -------       -------     -------
Investment Activities
  Net investment income       0.35      0.20           0.28           0.44      0.24          0.44        0.08

  Net realized and
    unrealized gains
    (losses) from
    investments               0.13      0.47           0.05           0.13      0.46         (0.05)      (0.36)
                           -------   -------        -------        -------   -------       -------     -------
    Total from Investment
      Activities              0.48      0.67           0.33           0.57      0.70          0.39       (0.28)
                           -------   -------        -------        -------   -------       -------     -------
Distributions
  Net investment income      (0.35)    (0.19)         (0.27)         (0.44)    (0.23)        (0.44)      (0.08)

  In excess of net
    investment income        (0.01)      --             --             --        --            --          --

  Net realized gains         (0.03)      --             --             --        --            --          --

  In excess of net
    realized gains             --        --             --           (0.03)      --            --          --
                           -------   -------        -------        -------   -------       -------     -------
    Total Distributions      (0.39)    (0.19)         (0.27)         (0.47)    (0.23)        (0.44)      (0.08)
                           -------   -------        -------        -------   -------       -------     -------
Net Asset Value,
  End of Period            $ 10.16   $ 10.07        $  9.59        $ 10.16   $ 10.06       $  9.59     $  9.64
                           =======   =======        =======        =======   =======       =======     =======
Total Return
  (excludes sales
  charges)                    4.85%     6.99%<F2>      3.54%<F2>      5.83%     7.39%<F2>     4.21%      (2.82%)<F2>

Ratios/Supplemental Data:
Net Assets,
  End of Period (000)      $ 1,808   $   456        $   147        $36,958   $11,964       $ 5,118     $   494

Ratio of expenses to
  average net assets          1.20%     0.96%<F3>     (0.05%)<F3>     0.29%     0.02%<F3>     0.20%       0.65%

Ratio of net
  investment income
  (loss) to average
  net income                  3.50%     4.15%<F3>      4.35%<F3>      4.37%     5.11%<F3>     5.01%       3.15%

Ratio of expenses to
  average net assets<F7>      2.17%     3.67%<F3>      2.63%<F3>      1.35%     2.57%<F3>     3.95%      26.10%<F3>

Ratio of net investment
  income (loss) to
  average net assets<F7>      2.53%     1.44%<F3>      1.67%<F3>      3.31%     2.56%<F3>     1.26%     (22.30%)<F3>

Portfolio turnover<F6>         143%       72%            52%           143%       72%           52%         13%


<F1>Period from commencement of operations.

<F2>Not annualized.

<F3>Annualized.

<F4>Effective June 5, 1995, the Victory National Municipal Bond
Portfolio became the National Municipal Bond Fund.

<F5>Effective September 26, 1994, the National Municipal Bond Fund
designated the existing shares as Class A Shares and commenced offering Class B Shares.

<F6>Portfolio turnover is calculated on the basis of the National
Municipal Bond Fund as a whole without distinguishing between the classes of shares issued.

<F7>During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

The financial highlights were audited by Coopers & Lybrand L.L.P. for the 1995 and 1996 periods, and by other auditors for all earlier periods. This information should be read in conjunction with the National Municipal Bond Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.

NEW YORK TAX-FREE FUND

Investment Objective

The New York Tax-Free Fund seeks to provide a high level of current income exempt from federal, New York State, and New York City income taxes, consistent with the preservation of shareholders' capital.

Investment Policies and Strategy

The New York Tax-Free Fund pursues its investment objective by investing at least 80% of its total assets in securities that have interest income that is exempt from federal income tax, including the federal alternative minimum tax. At least 65% of the portfolio will be invested in insured municipal securities that pay interest exempt from New York State and New York City income taxes.

Under normal market conditions, the New York Tax-Free Fund primarily invests in:

Municipal securities with fixed, variable, and floating interest rates

Zero coupon, tax, and revenue anticipation notes

Tax-exempt commercial paper

Important Characteristics of the New York Tax-Free Fund's Investments:

Quality: Municipal securities rated A or above at the time of purchase by S&P, Fitch, Moody's, or another NRSRO, or if unrated, of comparable quality. For more information on ratings, see the Appendix to the SAI.

Maturity: The dollar-weighted effective average maturity of the New York Tax-Free Fund at the time of purchase generally will range from 20 to 30 years. Under certain market conditions, the Portfolio Manager may go outside these boundaries.

Insurance policies for the municipal securities held by the Fund generally are obtained either by the issuer of the security or by a third party from a private insurer. The insurance company guarantees timely payments of principal and interest. This insurance reduces risk, but these high quality bonds may yield less than uninsured bonds.

Risk

The New York Tax-Free Fund primarily invests in municipal securities issued by the State of New York and its municipalities, including New York City. The New York Tax-Free Fund is subject to the risks common to mutual funds that invest in debt securities, that is, interest-rate risk, credit risk, reinvestment risk, and inflation risk. It also is subject to the risks common to mutual funds that invest in municipal debt securities. These include the risk that certain investments could lose their tax-exempt status. The New York Tax-Free Fund is subject to additional risks because it concentrates its investments in a single geographic area, and it may invest more than 5% of its assets in the securities of a single issuer. This could make the New York Tax-Free Fund more susceptible to economic, political, or credit risks than a fund that invests in a more diversified geographic area. In the past, New York State, New York City, and other municipalities have experienced financial difficulties that jeopardized their ability to repay their debt obligations. If similar difficulties were to occur again, the New York Tax-Free Fund's investments may lose value or default. The SAI explains the risks specific to investments in New York municipal securities. Please read "Risk Factors" carefully before investing.

Portfolio Management

Paul A. Toft has served as the Portfolio Manager for the New York Tax-Free Fund since September, 1994. He is a Portfolio Manager and Director of Key Asset Management Inc., and has been in the investment business since 1986.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the New York Tax Free Fund.





Shareholder                    Class A       Class B
Transaction Expenses<F1>        Shares        Shares


Maximum Sales Charge
  Imposed on Purchases            4.75%         None
  (as a percentage of
  offering price)

Sales Charge Imposed
  on Reinvested Dividends         None          None

Deferred Sales Charge             None          5.00%<F2>

Redemption Fees                   None          None

Exchange Fees                     None          None


<F1>You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

<F2>5% in the first year, declining to 1% in the sixth year, with no charge after the sixth year.



The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the New York Tax-Free Fund. These expenses are charged directly to the New York Tax-Free Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the New York Tax-Free Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the New York Tax-Free Fund.





Annual Fund Operating Expenses                   Class A      Class B
  After expense waivers and reimbursements        Shares       Shares
  (as a percentage of average
  daily net assets)


Management Fees<F1>                                    0%           0%

Rule 12b-1 Distribution Fees                        NONE          .75%

Other Expenses<F1><F2>                               .93%        1.42%
                                                     ----        ----

Total Fund Operating Expenses<F1><F2>                .93%        2.17%
                                                     ====        ====


<F1>These fees have been voluntarily reduced. Without this waiver, the
Management Fee would be .55%; and the Total Fund Operating Expenses would be 1.57% for Class A Shares and would be 2.81% for Class B Shares.

<F2>Other Expenses includes an estimate of shareholder servicing fees the New York Tax-Free Fund expects to pay. See "Organization and
Management of the Funds--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the New York Tax-Free Fund.

Example: You would pay the following expenses on a $1,000 investment in the New York Tax-Free Fund, assuming: (1) a 5% annual return, and (2) redemption at the end of each time period.



                   1 Year      3 Years      5 Years    10 Years


Class A Shares        $57          $76         $ 97        $156

Class B Shares        $72          $98         $136        $218


This example is only an illustration. Actual expenses and returns will vary.

Financial Highlights

New York Tax-Free Fund

The Financial Highlights describe the New York Tax-Free Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the New York Tax-Free Fund for each of the periods indicated.





                                    CLASS B                            CLASS A

                                                Period                              Period                             Period
                         Year        Year        From        Year        Year       From        Year        Year       From
                         Ended       Ended     Sept. 26,     Ended       Ended     Jan. 1,      Ended       Ended     Feb. 11,
                         Oct. 31,    Oct. 31,   1994 to      Oct. 31,    Oct. 31,  1994 to     Dec. 31,    Dec. 31,   1991 to
                          1996        1995      Oct. 31,      1996        1995     Oct. 31,     1993        1992      Dec. 31,
                                      <F1>       1994                      <F1>     1994                                1991
                                                 <F4>                              <F4>                                 <F8>


Net Asset Value,
  Beginning of Period    $  12.86    $  12.39  $  12.62     $  12.85    $  12.39  $  13.54    $  12.76    $  12.50   $  12.00
                         --------    --------  --------     --------    --------  --------    --------    --------   --------

Investment Activities:
  Net investment income      0.57        0.85      0.07         0.68        0.87      0.57        0.70        0.74       0.64

  Net realized and
    unrealized gains
    (losses) from
    investments             (0.10)       0.36     (0.23)       (0.11)       0.42     (1.15)       0.84        0.26       0.50
                         --------    --------  --------     --------    --------  --------    --------    --------   --------

    Total from
      investment
      activities             0.47        1.21     (0.16)        0.57        1.29     (0.58)       1.54        1.00       1.14
                         --------    --------  --------     --------    --------  --------    --------    --------   --------

Distributions
  Net investment income     (0.57)      (0.74)    (0.07)       (0.68)      (0.83)    (0.57)      (0.70)      (0.74)     (0.64)

  In excess of net
    investment income       (0.01)        --        --           --          --        --          --          --         --

  Net realized gains        (0.01)        --        --         (0.01)        --        --        (0.06)        --         --
                         --------    --------  --------     --------    --------  --------    --------    --------   --------

    Total distributions     (0.59)      (0.74)    (0.07)       (0.69)      (0.83)    (0.57)      (0.76)      (0.74)     (0.64)
                         --------    --------  --------     --------    --------  --------    --------    --------   --------

Net Asset Value,
  End of Period          $  12.74    $  12.86  $  12.39     $  12.73    $  12.85  $  12.39    $  13.54    $  12.76   $  12.50
                         ========    ========  ========     ========    ========  ========    ========    ========   ========

Total Return
  (excludes sales
  charge)                    3.72%      10.18%    (1.25%)       4.53%      10.82%    (4.31%)     12.34%       8.26%     11.06%
                                                   <F2>                               <F2>                               <F2>
Ratios/Supplemental
Data:
Net Assets,
  End of Period (000)    $  2,515    $  1,953      <F5>     $ 13,754    $ 15,374  $ 17,840    $ 28,530    $ 26,034   $ 20,995

Ratio of expenses
  to average net
  assets                     1.65%       2.02%     0.52%        0.93%       1.16%     0.91%       0.87%       0.66%      0.45%
                                                   <F3>                               <F3>                               <F3>

Ratio of net
  investment income
  (loss) to average
  net income                 4.52%       5.94%     5.94%        5.25%       5.50%     5.33%       5.28%       5.89%      6.28%
                                                   <F3>                               <F3>                               <F3>

Ratio of expenses to
  average net
  assets<F7>                 2.34%       2.25%     0.86%        1.58%       1.96%     1.25%       0.96%       0.96%      0.95%
                                                   <F3>                               <F3>                               <F3>

Ratio of net
  investment income
  (loss) to average
  net assets<F7>             3.83%       5.71%     5.60%        4.60%       4.70%     4.99%       5.19%       5.59%      5.78%
                                                   <F3>                               <F3>                               <F3>

Portfolio turnover<F6>          0%         18%       18%           0%         18%       18%         12%         14%        61%


<F1>Effective June 5, 1995, the Victory New York Tax-Free Portfolio
became the New York Tax-Free Fund.

<F2>Not annualized.

<F3>Annualized.

<F4>Effective September 26, 1994, the Fund designated the existing shares as Class A Shares and commenced offering Class B
Shares.

<F5>Amount is less than $1,000.

<F6>Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7>During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F8>Period from commencement of operations.

The financial highlights were audited by Coopers & Lybrand L.L.P. for the 1995 and 1996 periods, and by other auditors for all earlier periods. This information should be read in conjunction with the New York Tax-Free Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.

OHIO MUNICIPAL BOND FUND

Investment Objective

The Ohio Municipal Bond Fund seeks to provide a high level of current interest income which is exempt from both federal income tax and Ohio personal income tax.

Investment Policies and Strategy

The Ohio Municipal Bond Fund pursues its investment objective by investing at least 80% of its total assets in investment grade obligations. The interest on these obligations is exempt from federal income taxes, including the federal alternative minimum tax. The Ohio Municipal Bond Fund expects to invest at least 65% of its total assets in bonds that pay interest which is also exempt from Ohio state income tax.

Under normal market conditions, the Ohio Municipal Bond Fund primarily invests in:

Municipal securities with fixed, variable, or floating interest rates

Zero coupon, tax, revenue, and bond anticipation notes

Tax-exempt commercial paper

Important Characteristics of the Ohio Municipal Bond Fund's Investments:

Quality: Municipal securities rated A or above at the time of purchase by S&P, Fitch, Moody's, or another NRSRO, or if unrated, of comparable quality. For more information on ratings, see the Appendix to the SAI.

Maturity: The dollar-weighted effective average maturity of the Ohio Municipal Bond Fund generally will range from 5 to 15 years. Under certain market conditions, the Portfolio Manager may go outside these boundaries.

Ohio's economic activity includes the service sector, durable goods manufacturing, and agricultural industries. Manufacturing activity is concentrated in cyclical industries; therefore, the Ohio economy may be more cyclical than other states.

Risk

The Ohio Municipal Bond Fund primarily invests in municipal securities issued by the State of Ohio and its municipalities. The Ohio Municipal Bond Fund is subject to the risks common to mutual funds that invest in debt securities; that is, interest-rate risk, credit risk, reinvestment risk, and inflation risk. It also is subject to the risks common to mutual funds that invest in municipal debt securities. These include the risk that certain investments could lose their tax-exempt status. The Ohio Municipal Bond Fund is subject to additional risks because it concentrates its investments in a single geographic area, and it may invest more than 5% of its assets in the securities of a single issuer. This could make the Ohio Municipal Bond Fund more susceptible to economic, political, or credit risks than a fund that invests in a more diversified geographic area. The SAI explains the risks specific to investments in Ohio municipal securities. Please read "Risk Factors" carefully before investing.

Portfolio Management

Paul A. Toft has served as the Portfolio Manager for the Ohio Municipal Bond Fund since September, 1994. He is a Portfolio Manager and Director of Key Asset Management Inc., and has been in the investment business since 1986.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the Ohio Municipal Bond Fund.





Shareholder                           Class A
  Transaction Expenses<F1>            Shares


Maximum Sales Charge
  Imposed on Purchases                   4.75%
  (as a percentage of
  offering price)

Sales Charge Imposed
  on Reinvested Dividends                None

Deferred Sales Charge                    None

Redemption Fees                          None

Exchange Fee                             None


<F1>You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.


The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will pay as a shareholder of the Ohio Municipal Bond Fund. These expenses are charged directly to the Ohio Municipal Bond Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the Ohio Municipal Bond Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Ohio Municipal Bond Fund.



Annual Fund Operating Expenses            Class A
  After expense waivers                    Shares
  and reimbursements
  (as a percentage of
  average daily net assets)


Management Fees<F1>                           .51%

Other Expenses<F2>                            .39%
                                              ---

Total Fund Operating Expenses<F1>             .90%
                                              ===


<F1>These fees have been voluntarily reduced. Without this waiver, the
Management Fee would be .60%, and Total Fund Operating Expenses would be
1.04%.

<F2>Other Expenses include an estimate of the shareholder servicing fees the Ohio Municipal Bond Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Ohio Municipal Bond Fund.

Example: You would pay the following expenses on a $1,000 investment in the Ohio Municipal Bond Fund, assuming: (1) a 5% annual return, and (2) redemption at the end of each time period.





                   1 Year      3 Years      5 Years      10 Years


Class A Shares        $56          $75          $95          $153


This example is only an illustration. Actual expenses and returns will vary.

Financial Highlights

Ohio Municipal Bond Fund

The Financial Highlights describe the Ohio Municipal Bond Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Ohio Municipal Bond Fund for each of the periods indicated.





                                    Year         Year         Year         Year         Year         Year      May 18,
                                    Ended        Ended        Ended        Ended        Ended        Ended     1990 to
                                   Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,   Oct. 31,
                                    1996         1995         1994         1993         1992         1991         1990
                                                                                                               <F1><F5>

Net Asset Value,
  Beginning of Period              $ 11.32      $ 10.33      $ 11.52      $ 10.52      $ 10.37      $ 10.06      $ 10.00
                                   -------      -------      -------      -------      -------      -------      -------

Investment Activities
  Net investment income               0.54         0.52         0.49         0.52         0.60         0.65         0.28

  Net realized and
    unrealized gains
                                   -------      -------      -------      -------      -------      -------      -------
    (losses) from investments         0.11         1.00        (0.94)        1.00         0.15         0.31         0.04

    Total from
      Investment Activities           0.65         1.52        (0.45)        1.52         0.75         0.96         0.32
                                   -------      -------      -------      -------      -------      -------      -------

Distributions
  Net investment income              (0.54)       (0.52)       (0.49)       (0.52)       (0.60)       (0.65)       (0.26)

  In excess of net
    investment income                   --        (0.01)          --          --            --          --            --

  Net realized gains                    --           --        (0.25)         --            --          --            --
                                   -------      -------      -------      -------      -------      -------      -------

    Total Distributions              (0.54)       (0.53)       (0.74)       (0.52)       (0.60)       (0.65)       (0.26)
                                   -------      -------      -------      -------      -------      -------      -------

Net Asset Value,
  End of Period                    $ 11.43      $ 11.32      $ 10.33      $ 11.52      $ 10.52      $ 10.37      $ 10.06
                                   =======      =======      =======      =======      =======      =======      =======

Total Return
  (excludes sales charge)             5.87%       15.03%       (4.08%)      14.75%        7.34%        9.87%        3.27%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)    $73,463      $60,031      $57,704      $50,676      $17,676      $ 8,042      $ 6,315

Ratio of expenses to
  average net assets                  0.89%        0.66%        0.51%        0.42%        0.09%        0.01%        0.38%<F2>

Ratio of net investment
  income to average
  net assets                          4.72%        4.78%        4.58%        4.77%        5.76%        6.39%        6.11%<F2>

Ratio of expenses to
  average net assets<F4>              1.05%        0.94%        1.09%        0.86%        0.84%                     1.17%<F2>

Ratio of net investment income
  to average net assets<F4>            4.56%        4.49%        4.01%        4.33%        5.01%                     5.32%<F2>

Portfolio turnover                      81%         125%          53%         151%          47%          15%          18%


<F1>Period from commencement of operations.

<F2>Annualized.

<F3>Not annualized.

<F4>During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F5>This information is not included in the financial statements audited by Coopers & Lybrand L.L.P.

The financial highlights were audited by Coopers & Lybrand L.L.P. This information should be read in conjunction with the Ohio Municipal Bond Fund's most recent Annual Report to shareholders, which is incorporated by reference into the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.

Risk Factors

This prospectus describes some of the risks that you may assume as an investor in the Funds. By matching your investment objective with a comfortable level of risk, you can create your own customized investment plan. Some limitations on the Funds' investments are described in the section that follows. "Other Securities and Investment Practices" at the end of this prospectus provides additional information on the securities mentioned in the overview of each of the Funds. As with any mutual fund, there is no guarantee that a Fund will earn income or show a positive total return over time. A Fund's price, yield, and total return will fluctuate. You may lose money if a Fund's investments do not perform well.

The following risks are common to all mutual funds:

Market risk is the risk that the market value of a security will fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for it, or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market and is common to all investments.

Manager risk is the risk that a Fund's Portfolio Manager may use a strategy that does not produce the intended result.

The following risks are common to mutual funds that invest in debt securities:

Interest rate risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. Therefore, when interest rates go up, the value of a fixed-rate security typically goes down. When interest rates go down, the value of these securities typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.

Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund. Fixed rate debt securities are more susceptible to this risk than floating-rate debt securities.

Reinvestment risk is the risk that when interest income is reinvested, interest rates will have declined so that income must be reinvested at a lower interest rate. Generally, interest rate risk and reinvestment risk have offsetting effects.

Credit (or default) risk is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal.
Although the Funds generally invest in only high-quality securities, the interest or principal payments may not be insured or guaranteed on all securities.

The following risk is common to mutual funds that invest in municipal debt securities:

Tax-exempt status risk is the risk that a municipal debt security issued as a tax-exempt security may be declared by the Internal Revenue Service to be taxable.

The following risk is common to mutual funds that invest in the securities of a single state:

Concentration and diversification risk is the risk that only a limited number of high-quality securities of a particular type may be available. Concentration and diversification risk is greater for funds that primarily invest in the securities of a single state.

The following risks are common to mutual funds that invest in mortgage-related securities:

Prepayment risk. Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. Mortgage prepayments are affected by the level of interest rates and other factors. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, a Fund may have to reinvest the proceeds from prepayments at lower interest rates.

Extension risk is the risk that the rate of anticipated payments on principal will lengthen; typically because of a rise in interest rates.

It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

Investment Limitations

To help reduce risk, the Funds have adopted limitations on some investment policies. These limits involve a Fund's ability to borrow money and the amount it can invest in various types of securities, including illiquid securities. Certain limitations can be changed only with the approval of shareholders. Victory's Board of Trustees can change other investment limitations without shareholder approval. See "Other Securities and Investment Practices" and the SAI for more information.

Each Fund limits to 25% of its total assets the amount it may invest in any single industry (other than U.S. Government obligations). Each Fund limits its borrowing to 33-1/3% of its total assets. Borrowing may be in the form of selling a security that it owns and agreeing to repurchase that security later at a higher price.

Diversification Requirements

SEC Requirement: The Funds are not "diversified" according to certain federal securities provisions regarding diversification of their assets. As a non-diversified investment company, a Fund may devote a larger portion of its assets to the securities of a single issuer, than if it were diversified.

IRS Requirement: Each Fund intends to comply with certain federal tax requirements regarding the diversification of its assets. Generally, under these requirements, a Fund must invest at least 50% of its total assets so that no more than 5% of its total assets are invested in the securities of any one issuer at the time of purchase. These diversification provisions and requirements are discussed in the SAI.

The SEC and IRS have certain restrictions with which all mutual funds must comply. The Funds monitor these limitations on an ongoing basis.

Investment Performance

Victory may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information may also appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Performance information is contained in the annual and semi-annual reports. You may obtain a copy free of charge by calling 800-KEY-FUND.

The "30-day yield" is an "annualized" figure--the amount you would earn if you stayed in a Fund for a year and the Fund continued to earn the same net interest income throughout that year. To calculate 30-day yield, a Fund's net investment income per share for the most recent 30 days is divided by the maximum offering price per share for Class A shares, or by the NAV for Class B shares.

To calculate "total return," a Fund starts with the total number of shares that you could buy for $1,000 at the beginning of the period. Then the Fund adds all dividends and distributions paid as if they were reinvested in additional shares. (This takes into account the Fund's dividend distributions, if any.) The total number of shares is multiplied by the net asset value on the last day of the period and the result is divided by the initial $1,000 investment to determine the percentage gain or loss. For periods of more than one year, the cumulative total return is adjusted to get an average annual total return.

Yield is a measure of net interest income.

Tax-equivalent yield shows the taxable income you would have to earn to obtain a yield equal to an investment in one of the Funds.

Average annual total return is a hypothetical measure of past dividend income plus capital appreciation. It is the sum of all parts of a Fund's investment return for periods greater than one year.

Total return is the sum of all parts of a Fund's investment return.

Whenever you see information on the Fund's performance, do not consider the past performance to be an indication of the performance you could expect by making an investment in a Fund today. The past is an imperfect guide to the future. History does not always repeat itself.

Past performance is not a guarantee of future results. You may obtain the current 30-day yield by calling 800-KEY-FUND. Our Shareholder
Servicing representatives are available from 8:00 a.m. to 7:00 p.m. Eastern Time Monday through Friday.

Share Price

Each Fund's share price, called its net asset value (NAV), is calculated each business day (normally at 4:00 p.m. Eastern time). Shares are purchased at the next share price calculated after your order is received and accepted. A business day is a day on which the New York Stock Exchange is open for trading or any day in which enough trading has occurred in the securities held by a Fund to materially affect the NAV. If your account is established with an Investment Professional or a bank, you may not be able to purchase or sell shares on other holidays when the Federal Reserve Bank of Cleveland is closed, but the New York Stock Exchange is open.

The NAV is calculated by adding up the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

NAV = Total Assets--Liabilities
      Number of Shares Outstanding

Each Fund's net asset value can be found daily in The Wall Street
Journal and other newspapers.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the dollar amount and value of your investment.

Dividends, Distributions, and Taxes

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the net interest earned on investments after expenses. If a Fund makes a capital gain distribution, it usually occurs in December. As with any investment, you should consider the tax consequences of an investment in a Fund.

Ordinarily, net income earned on securities owned by a Fund accrues daily and is paid monthly. Any net capital gains realized by a Fund are paid as dividends at least annually. The National Municipal Bond Fund and New York Tax-Free Fund declare and pay dividends separately for Class A and Class B shares. Shareholders who earn a dividend of less than $10.00 will have dividends reinvested automatically into their accounts. Distributions can be received in one of the following ways:

Reinvestment Option

You can have distributions automatically reinvested in additional shares of a Fund. If you do not indicate another choice on your Account
Application, this option will be assigned to you automatically.

Cash Option

A check will be mailed to you no later than 7 days after the pay date.

Income Earned Option

Dividends can be automatically reinvested in a Fund in which you have invested and your capital gains can be paid in cash, or capital gains can be reinvested and dividends paid in cash.

Directed Dividends Option

You can have distributions automatically reinvested in shares of another fund of the Victory Group. The "Victory Group" includes other funds of The Victory Portfolios and Key Mutual Funds. If distributions from Class A shares are reinvested in Class A shares of another fund, you will not pay a sales charge on the reinvested distributions.

Directed Bank Account Option

In most cases, you can have distributions automatically transferred to your bank checking or savings account. Under normal circumstances, dividends will be transferred within 7 days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Buying a Dividend. You should check a Fund's distribution schedule before you invest. If you buy shares of a fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call the Transfer Agent at 800-KEY-FUND.

Important Information about Taxes

Each Fund intends to continue to qualify as a regulated investment company, in which case it will pay no federal income tax on the earnings or capital gains it distributes to shareholders.

Certain dividends from a Fund will be "exempt-interest dividends," which are exempt from federal income tax. However, exempt-interest dividends are not necessarily exempt from state or local taxes.

Ordinary dividends from a Fund, if taxable, are treated as ordinary income; dividends from a Fund's long-term capital gain are taxable as capital gain.

Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They may also be subject to state and local taxes.

Certain dividends paid to you in January may be taxable as if they had been paid to you December of the previous year.

Tax statements will be mailed from a Fund every January showing the amounts and tax status of distributions made to you.

Certain dividends from the Ohio Municipal Bond Fund will be exempt from certain Ohio state and local taxes.

Certain dividends from the New York Tax-Free Fund will be exempt from certain New York state and local taxes.

Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

You should review the more detailed discussion of federal income tax considerations in the SAI.

THE TAX INFORMATION IN THIS PROSPECTUS IS PROVIDED AS GENERAL
INFORMATION. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT THE TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

Investing with Victory

If you are looking for a convenient way to open an account for yourself or a minor child, or to add money to an existing account, Victory can help. The section on "Choosing a Share Class" will help you decide whether it would be more to your advantage to purchase Class A or Class B shares of a Fund. The following sections will describe how to open an account, how to access information on your account, and how to purchase, exchange, and redeem shares of a Fund. We want to make it simple for you to do business with us. The sections that follow will serve as a guide to your investments with Victory. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-KEY-FUND. They will be happy to assist you.

All you need to do to get started is to fill out an application.

Choosing a Share Class

The Ohio Municipal Bond Fund offers only Class A shares. The National Municipal Bond Fund and the New York Tax-Free Fund offer two classes of shares: Class A and Class B. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your Investment Professional also can help you decide.

CLASS A

Front-end sales charges, as described below. There are several ways to reduce these charges.

Lower annual expenses than Class B shares.

CLASS B

No front-end sales charge. All your money goes to work for you immediately.

Higher annual expenses than Class A shares.

A deferred sales charge on shares you sell within 6 years of purchase, as described on the next page.

Automatic conversion to Class A shares after 8 years, thus reducing future annual expenses.

For historical expense information on Class A and B shares, see the financial highlights in the fund overviews earlier in this prospectus.

Calculation of Sales Charges--Class A

Class A shares are sold at their public offering price, which includes the initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to Investment Professionals are as follows:


                                 Sales Charge           Sales Charge       Dealer Reallowance
                                    as a % of              as a % of            as a % of the
Your Investment                Offering Price        Your Investment           Offering Price

Up to $50,000                            4.75%                  4.99%                    4.00%

$50,000 up to $100,000                   4.50%                  4.71%                    4.00%

$100,000 up to $250,000                  3.50%                  3.63%                    3.00%

$250,000 up to $500,000                  2.25%                  2.30%                    2.00%

$500,000 up to $1,000,000                1.75%                  1.78%                    1.50%

$1,000,000 and above<F1>                 0.00%                  0.00%                     <F1>


<F1>There is no initial sales charge on purchases of $1 million or more.
However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase, or at .50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. Investment Professionals may be paid at a rate of up to 1.00% of the purchase price.


The Distributor reserves the right to pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under federal securities laws.

Sales Charge Reductions and Waivers for Class A Shares

You may qualify for reduced sales charges in the following cases:

1. A Letter of Intent lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of 5% of the total amount.

2. Rights of Accumulation allow you to add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge at the time of purchase.

3. You can combine Class A shares of multiple Victory Funds (excluding the money market funds) for purposes of calculating the sales charge. The combination privilege also allows you to combine the total investments from the accounts of household members of your immediate family (spouse and children under 21) for a reduced sales charge at the time of purchase.

4. Waivers for certain investors:

  a. Current and retired Fund Trustees, directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated
Providers,"* and dealers who have an agreement with the Distributor and any trade organization to which the Adviser or the Administrator belong.

  b. Investors who purchase shares for trust or other advisory accounts established with KeyCorp or its affiliates.

  c. Investors who reinvest a distribution from a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank National Association and its affiliates, the Victory Group, or invested in a fund of the Victory Group.

  d. Investors who reinvest shares from another mutual fund complex or the Victory Group within 90 days after redemption, if they paid a sales charge for those shares.

  e. Investment Professionals who invest in shares of a Fund for fee-based investment products or accounts, and selling brokers and their sales representatives

*Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to Victory and Key Mutual Funds (the Victory Group).

There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges.

Deferred Sales Charges--Class B

Shares are offered at their NAV per share, without an initial sales charge. When you sell the shares within six years of buying them, there is a contingent deferred sales charge (CDSC). The CDSC is based on the original purchase cost of your investment or the NAV at the time of redemption, whichever is lower.

Eight years after Class B shares are purchased, they will automatically convert to Class A shares. Class A shareholders are not subject to the asset-based sales charge that would normally apply to Class B shares, as described in "Distribution Plan for Class B Shares." Also see the SAI for additional details.



       Years After         CDSC on Shares
          Purchase             Being Sold


               0-1                    5.0%

               1-2                    4.0%

               2-3                    3.0%

               3-4                    3.0%

               4-5                    2.0%

               5-6                    1.0%

     After 6 Years                   None


The Distributor pays sales commissions of 4.00% of the purchase price to dealers at the time of sale.

Sales Charge Reductions and Waivers for Class B Shares

The CDSC will be waived for the following redemptions:

1. Distributions from retirement plans if the distributions are made:

  a. under the Systematic Withdrawal Plan after age 59 1/2 for up to 12% of the account value annually; or

  b. following the death or disability of the participant or beneficial owner;

2. Redemptions from accounts other than retirement accounts following the death or disability of the shareholder;

3. Returns of excess contributions to retirement plans;

4. Distributions of less than 12% of the annual account value under a Systematic Withdrawal Plan; and

5. Shares issued in a plan of reorganization sponsored by Victory, or shares redeemed involuntarily in a similar situation.

There is no CDSC on reinvested dividends. The longer the time between the purchase and sale of shares, the lower the rate of the CDSC.

How to Purchase Shares

Class A and Class B Shares can be purchased in a number of different ways.

You can send in your investment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. An Investment Professional is a salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Sometimes they will charge you for these services. Their fee will be in addition to, and unrelated to, the fees and expenses charged by a Fund.

All you need to do to get started is to fill out an application.

Make your check payable to: The Victory Funds

Keep the following addresses handy for purchases, exchanges, or redemptions.

Regular U.S. Mail Address

Send completed Account Applications with your check, bank draft or money order to:

The Victory Funds
P.O. Box 8527
Boston, MA 02266-8527

Overnight Mail Address

Use this address ONLY for overnight packages.

The Victory Funds
c/o Boston Financial Data Services
Two Heritage Drive
Quincy, MA 02171

PHONE: 800-KEY-FUND

Wire Address

The Transfer Agent does not charge a wire fee. Always call the Transfer Agent at 800-KEY-FUND BEFORE wiring funds to obtain a control number.

State Street Bank and Trust Co.
ABA #011000028

For Credit to DDA
Account #9905-201-1

For Further Credit to Account #

(insert account number, name,
and control number
assigned by the
Transfer Agent)

Telephone

800-KEY-FUND
800-539-3863

FAX Number:

800-529-2244

Telecommunication Device for the Deaf (TDD):

800-970-5296

ACH

After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up the ACH feature. The Funds do not currently charge a fee for ACH transfers.

Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, account activity will be detailed in their statements to you. Share certificates are not issued. Twice a year, you will receive the financial reports of the Funds. By January 31 of each year, you will be mailed an IRS Form reporting distributions for the previous year, which will also be filed with the IRS.

Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application. We will need your bank account information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500, then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest in shares of a Fund.

Retirement Plans

You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax sheltered plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation. Generally, funds that pay tax-free income are not appropriate investments for retirement plans.

If you would like to make additional investments after your account is already established, use the Investment Stub attached to your statement and send it with your check to the address indicated.

All purchases must be made in U.S. Dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you may be charged for any resulting fees and/or losses. Third party checks will not be accepted. You may only invest or exchange into fund shares legally available in your state. If your account falls below $500, we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

How to Exchange Shares

An exchange is the selling of shares of one fund of the Victory Group to purchase shares of another. You may exchange shares of one Victory fund for shares of the same class of any other, generally without paying any additional sales charges. The "Victory Group" includes funds offered as a part of the Victory Funds and Key Mutual Funds. Key Mutual Funds is affiliated with KeyCorp.

You can exchange shares of the Funds by writing or calling the Transfer Agent at 800-KEY-FUND. When you exchange shares of the Funds, you should keep the following in mind:

Shares of the fund selected for exchange must be available for sale in your state of residence.

The Fund whose shares you want to exchange and the fund whose shares you want to buy must offer the exchange privilege.

Shares of the Fund may be exchanged at relative net asset value. This means that if you own Class A shares of the Fund, you can only exchange them for Class A shares of another fund and not pay a sales charge. The same rules apply to Class B shares.

You must meet the minimum purchase requirements for the fund you purchase by exchange.

The registration and tax identification numbers of the two accounts must be identical.

You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares on any business day.

Before exchanging, read the prospectus of the fund you wish to purchase by exchange.

You can obtain a list of funds available for exchange by calling the Transfer Agent at 800-KEY-FUND.

How to Redeem Shares

If we receive your request by 4:00 p.m. Eastern time, your redemption will be processed the same day.

By Telephone

The easiest way to redeem shares is by calling 800-KEY-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to redeem, call us and tell us which one of the following options you would like to use:

Mail a check to the address of record;

Wire funds to a domestic financial institution;

Mail to a previously designated alternate address; or

Electronically transfer the funds via ACH.

All telephone calls are recorded for your protection and measures are taken to verify the identity of the caller. If we properly act on telephone instructions and follow reasonable procedures to ensure against unauthorized transactions, neither Victory nor its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the Transfer Agent by telephone, consider placing your order by mail.

By Mail

Use the Regular U.S. Mail or Overnight Mail Address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. All account owners must sign. A signature guarantee is required for the following redemption requests:

Redemptions over $10,000;

Your account registration has changed within the last 15 days;

The check is not being mailed to the address on your account;

The check is not being made payable to the owner of the account; or

If the redemption proceeds are being transferred to another Victory Group account with a different registration.

A signature guarantee can be obtained from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.

By Wire

If you want to redeem funds by wire, you must establish a Fund account which will accommodate wire transactions. If you call by 4:00 p.m. Eastern time, your funds will be wired on the next business day.

By ACH

Normally, your redemption will be processed on the same day, or the next day if your instructions are received after 4:00 p.m. Eastern Time. It will be transferred by ACH as long as the transfer is to a domestic bank.

Under certain emergency circumstances, the right of redemption may be suspended. Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared. If you request a complete redemption, any dividends declared will be included with the redemption proceeds.

Systematic Withdrawal Plan

If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to you or the person you designate. The minimum withdrawal is $25, and you must have an account value of $5,000 or more to start withdrawals. Once again, we will need a voided personal check to activate this feature. You should be aware that your account eventually may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your account value falls below $500, we may ask you to bring the account back to the $500 minimum. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

There are a number of convenient ways to redeem shares of a Fund. You can use the same mailing addresses listed for purchases. You will earn dividends up to the date your redemption request is processed.

Organization and Management of the Funds

We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Funds to service their shareholders. They are paid a fee for their services.

About Victory

Each Fund is a member of the Victory Funds, a group of 26 distinct investment portfolios organized as a Delaware business trust. Some of the Victory Funds have been operating since 1983.

The Board of Trustees of Victory has the overall responsibility for the management of the Funds. They are elected by the shareholders.

The Investment Adviser

One of a Fund's most important contracts is its Advisory Agreement with Key Asset Management Inc. (KAM or the Adviser), a New York Corporation registered as an investment adviser with the SEC. KAM is a subsidiary of KeyBank National Association, a wholly-owned subsidiary of KeyCorp. On February 28, 1997, KAM became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp. Affiliates of the Adviser manage approximately $50 billion for a limited number of individual and institutional clients.

The Advisory Agreement allows the Adviser to hire employees. It also allows KAM to choose brokers or dealers to handle the purchases and sales of a Fund's securities. Subject to Board approval, Key Investments, Inc. (KII) and/or Key Clearing Corporation (KCC) may act as clearing broker for the Funds' Fund's security transactions in accordance with procedures adopted by the Funds, and receive commissions or fees in connection with their services to the Funds. Both KII and KCC are wholly-owned indirect subsidiaries of KeyCorp and affiliates of the adviser.

Prior to February 28, 1997, KeyCorp Mutual Fund Advisers, Inc. was the adviser and Society Asset Management, Inc. (formerly the adviser) was the sub-adviser to each of the Funds. During the fiscal year ended October 31, 1996, KeyCorp Mutual Fund Advisers, Inc. was paid an advisory fee at an annual rate based on a percentage of the average daily net assets of each Fund (after waivers) as follows:





                   National        New York             Ohio
                  Municipal        Tax-Free        Municipal
                  Bond Fund            Fund        Bond Fund


Advisory Fees             0%            .05%             .45%




MANAGEMENT OF THE FUNDS

Trustees

Supervise each Fund's activities.

Investment Adviser

Key Asset Management Inc.
127 Public Square
Cleveland, OH 44114

Manages each Fund's business
and investment activities.

The Administrator, Distributor, and Fund Accountant

BISYS Fund Services is the Administrator and Distributor. BISYS is paid a fee at an annual rate of .15% of each Fund's average daily net assets as the Administrator, but does not charge a fee for its services as Distributor. BISYS Fund Services Ohio, Inc. receives a fee as the Funds' Accountant.

The Distributor may provide sales support, including cash or other compensation to dealers for selling shares of a Fund. Payments may be in the form of trips, tickets, and/or merchandise offered through sales contests. It does this at its own expense, and not at the expense of a Fund or its shareholders.

Shareholder Servicing Plan

Victory has a Shareholder Servicing Plan for each class of shares of the Fund. The shareholder servicing agent performs a number of services for its customers who are shareholders of the Funds. It establishes and maintains accounts and records, processes dividend payments, arranges for bank wires, assists in transactions, and changes account information. For these services a Fund pays a fee at an annual rate of up to .25% of the average daily net assets of the shares serviced by the agent. The Funds have agreements with various shareholder servicing agents, including KeyBank National Association and its affiliates, other financial institutions, and securities brokers. Shareholder servicing agents may waive all or a portion of their fee periodically.

Distribution Plan

Under Rule 12b-1 of the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for the Class A shares of the National Municipal Bond Fund and the New York Tax-Free Fund. The Class A Shares currently do not pay expenses under this plan.

Victory has adopted a Distribution and Service Plan for Class B Shares of the National Municipal Bond Fund and the New York Tax-Free Fund. Victory pays the Distributor an annual asset-based sales charge of 0.75%. The fee is computed on the average daily net assets of those shares. The Distributor then uses the asset-based sales charge to recoup these sales commissions and the costs for financing them. See the SAI for more details regarding this plan.

Independent Accountant

Coopers & Lybrand L.L.P. serves as independent accountant to the Funds.

Legal Counsel

Kramer, Levin, Naftalis & Frankel serves as legal counsel to the Funds.

HOW THE FUNDS ARE ORGANIZED

Shareholders

Financial Services Firms and their
Investment Professionals

Advise current and prospective
shareholders on their Fund investments.

Transfer Agent/Servicing Agent

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Boston Financial Data Services
Two Heritage Drive
Quincy, MA 02171

Handles services such as record-keeping, statements, processing of buy and sell requests, distribution of dividends, and servicing of shareholders' accounts.

Administrator, Distributor,
and Fund Accountant

BISYS Fund Services, Inc. and
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

Markets the Funds, distributes shares through investment professionals, and calculates the value of shares.

Custodian

Key Trust Company of Ohio, N.A.
127 Public Square
Cleveland, OH 44114

Provides for safekeeping of the Funds' investments and cash, and settles trades made by the Funds.

The Fund is supervised by the Board of Trustees who monitors the services provided to investors.

Additional Information

The Funds offer only the classes of shares described in this prospectus, but at some future date, the Funds may offer additional classes of shares through a separate prospectus.

Your Rights as a Shareholder

All shareholders of each class have equal voting, liquidation, and other rights. As a shareholder of a Fund, you have rights and privileges similar to those enjoyed by other corporate shareholders. Delaware Trust law limits the liability of shareholders.

If any matters are to be voted on by shareholders (such as a change in a fundamental investment objective or the election of Trustees), each share outstanding at that point would be entitled to one vote. If you have a qualified trust account, the trustee will vote your shares on your behalf or in the same percentage voted on shares that are not held in trust. Shareholders with more than 10% of the outstanding shares of a Fund may call a special meeting for removal of a Trustee. Normally, Victory is not required to hold annual meetings of shareholders. However, shareholders may request one under certain circumstances, as described in the SAI.

Code of Ethics

Victory and the Adviser have each adopted a Code of Ethics to which all investment personnel and all other access persons to the Funds must conform. Investment personnel must refrain from certain trading practices and are required to report certain personal investment activities. Violations of the Code of Ethics can result in penalties, suspension, or termination of employment.

Banking Laws

Banking laws, including the Glass-Steagall Act, prevent a bank holding company or its affiliates from sponsoring, organizing or controlling a registered, open-end investment company. However, bank holding company subsidiaries may act as investment adviser, transfer agent, custodian, or shareholder servicing agent. They may also purchase shares of such a company for their customers and pay third parties for performing these functions. Should these laws change in the future, the Trustees would consider selecting another qualified firm so that all services would continue.

Shareholder Communications

You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from each Fund. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Funds will send only one copy of the above communications.

Some additional information you should know about the Funds.

If you would like to receive additional copies of any materials, please call the Funds at 800-KEY-FUND.

The securities described in this prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this prospectus and the SAI.

Other Securities and Investment Practices

The following table lists some of the types of securities each of the Funds may choose to purchase under normal market conditions. The majority of the portfolio for each of the Funds is made up of general obligation bonds and revenue bonds. However, the Funds are also permitted to invest in securities as shown in the table below and in the SAI. For temporary defensive purposes each Fund may hold up to 100% of its total assets in cash or short-term money market instruments.

                                                                     National            New York              Ohio
List of Allowable Investments and                                   Municipal            Tax-Free         Municipal
Investment Practices                                                Bond Fund                Fund         Bond Fund


Revenue Bonds. Payable only from the proceeds of
  a specific revenue source, such as the users of
  a municipal facility.                                                     <F2>                <F2>              <F2>

General Obligation Bonds. Secured by the issuer's
  full faith, credit, and taxing power for payment
  of interest and principal.                                                <F2>                <F2>              <F2>

When-Issued and Delayed-Delivery Securities. A security
  That is purchased for delivery at a later time.
  The market value may change before the delivery date,
  and the value is included in the NAV of the Fund.                   33 1/3%             33 1/3%           33 1/3%

Zero Coupon Bonds. These securities are purchased at
  a discount from the face value. The face value is
  received at maturity, with no interest payments
  before then. These may be subject to greater risks
  of price fluctuation.                                                     <F2>                <F2>              <F2>

Investment Company Securities. Shares of other
  mutual funds with similar investment objectives.
  The following limitations apply: (1) No more than
  5% of the Fund's total assets may be invested in
  one mutual fund, (2) a Fund and its affiliates may
  not own more than 3% of the securities of any one                        5%                  5%                5%
  mutual fund, and (3) no more than 10% of the Fund's                      3%                  3%                3%
  total assets in combined mutual fund holdings.                          10%                 10%               10%

Municipal Lease Obligations. Issued to acquire land,
  equipment, or facilities. They may become taxable
  if the lease is assigned. The lease could terminate,
  resulting in default.                                                   30%                 30%               30%

Certificates of Participation. A certificate that states
  that an investor willreceive a portion of the lease
  payments from a municipality.                                           20%                 20%               20%

Refunding Contracts. Issued to refinance an issuer's debt.
  The Fund buys these at a stated price for a future
  settlement date.                                                          <F2>                <F2>              <F2>

Tax, Revenue and Bond Anticipation Notes. Issued in
  expectation of future revenues.                                           <F2>                <F2>              <F2>

U.S. Government Securities. Securities issued or
  guaranteed by the U.S. government, its agencies
  or instrumentalities. Some are direct obligations
  of the U.S. Treasury; others are obligations only
  of the U.S. agency.                                                     20%                 20%               20%

Restricted Securities. Securities that are not
  registered under federal securities laws but
  that may be traded among qualified institutional
  investors and the Fund. Some of these securities
  may be illiquid.                                                          <F2>                <F2>              <F2>

<F1>Variable & Floating Rate Securities. Investment
  grade instruments, some of which may be derivatives
  and illiquid, with interest rates that
  reset periodically<F1>.                                                   <F2>                <F2>              <F2>

Mortgage-Backed Securities, Tax-Exempt. Tax-exempt
  investments secured by a mortgage or pools
  of mortgages.                                                           35%                 35%               35%

<F1>Collateralized Mortgage Obligations, Tax-Exempt.
  Debt obligations that are secured by mortgage-
  backed certificates. Some are issued by U.S.
  government agencies and instrumentalities.<F1>                          25%                 25%               25%


                                     - 25 -



Resource Recovery Bonds. Issued to build
  waste-to-energy facilities and equipment.                                 <F2>                <F2>              <F2>

Tax Preference Items. Tax-exempt obligations that
  pay interest which is subject to the federal
  "alternative minimum tax."                                              20%                 20%               20%

Industrial Development Bonds and Private Activity Bonds.
  Secured by lease payments made by a corporation, these
  bonds are issued for financing large industrial projects;
  i.e., building industrial parks or factories.                           25%                 25%               25%

Tax-Exempt, Commercial Paper. Short-term obligations
  that are exempt from state and federal income tax.                        <F2>                <F2>              <F2>

<F1>Futures Contracts and Options on Futures Contracts.                5% in               5% in             5% in
  Contracts involving the right or obligation to                     margins             margins           margins
  deliver or receive assets or money depending                           and                 and               and
  on the performance of one or more assets or a                    premiums;           premiums;         premiums;
  securities index. To reduce the effects of                         33 1/3%             33 1/3%           33 1/3%
  leverage, liquid assets equal to the contract                   subject to          subject to        subject to
  commitment are set aside to cover the commitment                futures or          futures or        futures or
  limit. The Funds may invest in futures in an                    options on          options on        options on
  effort to hedge against market risk.<F1>                           futures             futures           futures

Repurchase Agreements. An agreement to sell and
  repurchase a security at a stated price plus
  interest. The seller's obligation to the
  Fund is secured  by collateral.                                         20%                 20%               20%

Demand Features, or "puts." Contract for the
  right to sell or redeem a security at a
  predetermined price on or before a stated date.
  Usually the issuer may obtain either a stand-by
  or direct pay letter of credit or guarantee from
  banks as backup.                                                          <F2>                <F2>              <F2>

Taxable Obligations. Only used for temporary
  investments. Fund does not intend to use.                               20%                 20%               20%

Illiquid Securities. Investments that cannot be
  readily sold within seven days in the usual
  course of business at approximately the price                       15% of              15% of            15% of
  at which a Fund values them.                                    net assets          net assets        net assets

Borrowing, Reverse Repurchase Agreements.
  The borrowing of money from banks (up to 5%
  of total assets) or through reverse repurchase
  agreements (up to 33 1/3% of total assets). The                          5%                  5%                5%
  Funds will not use borrowing to create leverage.                    33 1/3%             33 1/3%           33 1/3%

Securities Lending. In order to generate additional
  income, a Fund may lend its portfolio securities.
  A Fund will receive collateral for the value of
  the security plus any interest due. A Fund only
  will enter into loan arrangements with entities
  that the Adviser has determined are creditworthy.                   33 1/3%             33 1/3%           33 1/3%

Dollar Weighted Effective Average Maturity. Based
  on the value at the time of purchase of a fund's
  investments in securities with different maturity
  dates. This measures the sensitivity of a debt
  security's value to changes in interest rates.
  Longer term debt securities are more volatile
  than shorter term debt securities because their
  prices are more sensitive to interest rate
  changes. Therefore, the NAV of a fund with a
  longer dollar weighted effective average                              5-11               20-30              5-15
  maturity may fluctuate more.                                         years               years             years

% Percantage of total assets.


<F1>Indicates a "derivative security," whose value is linked to, or derived from another security, instrument, or index.

<F2> No limitation of usage; Fund may be using currently.

The Funds may also hold cash for temporary defensive purposes. For more information on ratings and detailed descriptions of each of the above investment vehicles, see the SAI.

This page is intentionally left blank.

This page is intentionally left blank.

Bulk Rate

U.S. Postage

PAID

Cleveland, OH

Permit No. 469

Victory Funds

PRINTED ON RECYCLED PAPER

VF/TEFI-PRO (2/97)

                                                                     Rule 497(c)
                                                        Registration No. 33-8982

Victory Funds

PROSPECTUS

FINANCIAL RESERVES FUND

OHIO MUNICIPAL MONEY MARKET FUND

PRIME OBLIGATIONS FUND

TAX-FREE MONEY MARKET FUND

U.S. GOVERNMENT OBLIGATIONS FUND

800-KEY-FUND(R) or 800-539-3863

March 1, 1997

THE VICTORY PORTFOLIOS

FINANCIAL RESERVES FUND

OHIO MUNICIPAL MONEY MARKET FUND

PRIME OBLIGATIONS FUND

TAX-FREE MONEY MARKET FUND

U.S. GOVERNMENT OBLIGATIONS FUND

800-KEY-FUND(R)    800-539-3863

This prospectus describes the following funds:

Financial Reserves Fund

Ohio Municipal Money Market Fund

Prime Obligations Fund

Tax-Free Money Market Fund

U.S. Government Obligations Fund

The five Victory Funds discussed in this prospectus (the Funds) are a part of The Victory Portfolios (Victory), an open-end investment management company. The Ohio Municipal Money Market Fund is a non-diversified money market mutual fund. The other four Funds are diversified money market mutual funds. This prospectus explains the objectives, policies, risks, and strategies of the Funds. You should read this prospectus before investing in one of these Funds and keep it for future reference. A detailed Statement of Additional Information (SAI) describing each of the Funds is also available for your review. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated into this prospectus by reference. If you would like a free copy of the SAI, please request one by calling us at 800-KEY-FUND.

TABLE OF CONTENTS

Introduction  2

AN OVERVIEW OF EACH OF THE FUNDS

A fund-by-fund analysis which includes objectives, policies, strategies, expenses, and financial highlights

Financial Reserves Fund  4

Ohio Municipal Money Market Fund  6

Prime Obligations Fund  8

Tax-Free Money Market Fund  10

U.S. Government Obligations Fund  12

Risk Factors  14

Investment Limitations  15

Investment Performance  15

Share Price  16

Dividends, Distributions, and Taxes  16

INVESTING WITH VICTORY  18

How to Purchase Shares  18

How to Exchange Shares  20

How to Redeem Shares  21

Organization and Management of the Funds  23

Additional Information  25

Other Securities and Investment Practices  26

An investment in a Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share.

Shares of the Funds are:

Not insured by the FDIC;

Not deposits or other obligations of, or guaranteed by, any KeyBank, any of its affiliates, or any other bank;

Subject to investment risks, including possible loss of the principal amount invested.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any securities regulatory authority of any state, nor has the Securities and Exchange Commission or any such state authority passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

KEY TO FUND INFORMATION

OBJECTIVE AND STRATEGY

The goals and the strategy that a Fund plans to use in pursuing its investment objective.

RISK FACTORS

The risks that you may assume as an investor in the Fund.

EXPENSES

The costs that you will pay as an investor in the Fund, including sales charges and ongoing expenses.

FINANCIAL HIGHLIGHTS

A table which shows a Fund's historical performance. This table also summarizes previous operating expenses.

Investment Objective and Strategy

Objective

The Financial Reserves Fund seeks to provide as high a level of current income as is consistent with preserving capital and providing liquidity.

The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

The Prime Obligations Fund seeks to provide current income consistent with liquidity and stability of principal.

The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal.

The U.S. Government Obligations Fund seeks to provide current income consistent with liquidity and stability of principal.

Strategy

Each of the Funds pursues its investment objective by investing in a diversified portfolio of high-quality, short-term U.S. dollar-denominated money market instruments. However, each of the Funds has unique investment strategies and its own risk/reward profile. The Funds seek to maintain a constant net asset value of $1.00 per share, and shares are offered at net asset value. Please review the section about the Fund in which you are interested in investing and "Other Securities and Investment Practices" for an overview of the Funds.

Risk Factors

The Funds are not insured by the FDIC, and while each Fund attempts to maintain a $1.00 per share price, there is no guarantee that it will be able to do so. The Ohio Municipal Money Market Fund primarily invests in securities issued by the State of Ohio and its municipalities. This could make the Ohio Municipal Money Market Fund more susceptible to economic, political, or credit risks than a fund that invests in a more diversified geographic area. In addition, there are other potential risks which are discussed in the section "Risk Factors."

Who Should Invest

Investors seeking relative safety and easy access to investments

Investors with a low risk tolerance

Investors seeking preservation of capital

Investors willing to accept lower potential returns in return for safety

Fees and Expenses

No Load or sales commission is charged to investors in the Funds. You will, however, incur expenses for investment advisory, management, administrative, and shareholder services, all of which are included in a Fund's expense ratio. The U.S. Government Obligations Fund offers two classes of shares:
Investor Shares and Select Shares. The Financial Reserves Fund and the Investor Shares of the U.S. Government Obligations Fund are available to certain institutions or individuals that meet minimum investment requirements, and are not subject to a shareholder servicing fee. The Select Shares are available to certain institutions and are subject to a shareholder servicing fee of up to .25% of the net assets of that class. See "Organization and Management of the Funds--Shareholder Servicing Plan."

Purchases

The minimum initial investment is $500 for most accounts ($250 for Individual Retirement Accounts) and $25 thereafter. An initial investment must be accompanied by a Fund's Account Application. Fund shares may be purchased by check, Automated Clearing House, or wire. See "How to Purchase Shares."

Redemptions

You can redeem Fund shares by written request or telephone. When the Transfer Agent receives a redemption request in proper form, a Fund will redeem the shares and credit your bank account or send the proceeds to the address designated on your Account Application. See "How to Redeem Shares."

Dividends/Distributions

Income is accrued and declared daily by each Fund, and is paid monthly. Any net capital gains realized by a Fund are paid as dividends annually. A Fund can send your dividends directly to you by mail, credit them to your bank account, reinvest them in the Fund, or invest them in another fund of the Victory Group. The "Victory Group" includes other funds of The Victory Portfolios and Key Mutual Funds. You can make this choice when you fill out an account application. See "Dividends, Distributions, and Taxes."

Other Services

Victory offers a number of other services to better serve shareholders including exchange privileges, automated investment and withdrawal plans, and free check writing services for certain funds (minimum $100 per check). See "How to Exchange Shares" and "How to Redeem Shares." Our toll-free fax number is 800-529-2244. You can reach Victory's Telecommunication Device for the Deaf (TDD) at 800-970-5296.


General Information About Each of the Funds

                                                                              Estimated Annual
                                                        Inception                     Expenses               Newspaper
Victory Fund                                                 Date                After Waivers        Abbreviation<F1>
                                                                        (as a % of net assets)
Financial Reserves Fund                                    4/4/83                    .67%                  Victory FRF
Ohio Municipal Money Market Fund                           7/3/85                    .75%                   Victory OH
Prime Obligations Fund                                   11/18/86                    .90%                 Victory PrOb
Tax-Free Money Market Fund                                8/24/88                    .79%                   Victory TF
U.S. Government Obligations Fund--Investor Shares          1/8/97                    .60%                  VictryUSGvI
U.S. Government Obligations Fund--Select Shares          11/18/86                    .85%                  VictryUSGvS

<F1>All newspapers do not use the same abbreviation.

The following pages provide you with separate overviews of each Fund. Please look at the objective, policies, strategies, risks, expenses, and financial history to determine which Fund will best suit your risk tolerance and investment needs. You should also review the "Other Securities and Investment Practices" section for additional information about the individual securities in which the Funds can invest and the risks related to these investments.

FINANCIAL RESERVES FUND

Investment Objective

The Financial Reserves Fund seeks to provide as high a level of current income as is consistent with preserving capital and providing liquidity.

Investment Policies and Strategy

The Financial Reserves Fund pursues its investment objective by investing primarily in a portfolio of high-quality U.S. dollar-denominated money market instruments.

Under normal market conditions, the Financial Reserves Fund primarily invests in:

Negotiable certificates of deposit, time deposits, and bankers' acceptances of U.S. banks and U.S. branches of foreign banks

Short-term corporate obligations, such as commercial paper, notes, and bonds

Repurchase Agreements

Other debt obligations such as master demand notes, short-term funding agreements, variable and floating rate securities, and private placement investments

U.S. Treasury obligations and obligations of government sponsored agencies such as GNMA, FNMA, SLMA, FFCB, FHL, and FHLMC

When-issued or delayed-delivery securities

Eurodollar debt obligations

Important Characteristics of the Financial Reserves Fund's Investments:

Quality: The Financial Reserves Fund invests only in instruments that are rated at the time of purchase in the highest category by two or more NRSROs,* or in the highest category if rated by only one NRSRO, or if unrated, determined to be of equivalent quality. The Board of Trustees has established policies to ensure that the Financial Reserves Fund invests in high quality, liquid instruments. For more information on ratings, see the Appendix to the SAI.

Maturity: Weighted average maturity of 90 days or less. Individual investments may be purchased with remaining maturities ranging from one day to 397 days.

*An NRSRO is a nationally recognized statistical rating organization such as Standard & Poor's (S&P), Fitch, or Moody's which assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

The Financial Reserves Fund is only available to certain institutions or individuals that meet minimum investment requirements and have trust or advisory accounts set up through KeyCorp or its affiliates.

The Financial Reserves Fund is subject to credit risk, interest rate risk, inflation risk, and market risk. Please read "Risk Factors" carefully before investing.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the Financial Reserves Fund. You will note in the table that you do not pay fees of any kind when you purchase, exchange, or redeem shares of the Financial Reserves Fund.



Shareholder Transaction Expenses<F1>


Sales Charge Imposed on Purchases                       NONE
(as a percentage of offering price)

Sales Charge Imposed on Reinvested Dividends            NONE

Deferred Sales Charge                                   NONE

Redemption Fees                                         NONE

Exchange Fees                                           NONE

<F1>You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Financial Reserves Fund. These expenses are charged directly to the Financial Reserves Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the Financial Reserves Fund, and other activities. The expenses shown are estimated based on historical or projected expenses of the Financial Reserves Fund.

Annual Fund Operating Expenses
After expense waivers and reimbursements
(as a percentage of average daily net assets)
Management Fee<F1>                                      .46%

Other Expenses                                          .21%
                                                        ---

Total Fund Operating Expenses<F1>                       .67%
                                                        ===

<F1>These fees have been voluntarily reduced. Without this waiver, the
Management Fee would be .50%, and Total Fund Operating Expenses would be
 .73%.

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Financial Reserves Fund.

Example: You would pay the following expenses on a $1,000 investment in the Financial Reserves Fund, assuming: (1) a 5% annual return, and (2) redemption at the end of each time period.

                               1 Year    3 Years    5 Years    10 Years

Financial Reserves Fund            $7        $21        $37         $83


This example is only an illustration. Actual expenses and returns will vary.

For more information about other securities in which the Financial Reserves Fund can invest, see "Other Securities and Investment Practices" and the SAI.

Financial Highlights

Financial Reserves Fund

The Financial Highlights describe the Financial Reserves Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Financial Reserves Fund for each of the periods indicated.

                        Year      Year      Year      Year      Year      Year      Year      Year      Year      Year      Year
                       Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended
                    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                        1996      1995      1994      1993      1992      1991      1990      1989      1988      1987      1986
                                  <F3>      <F2>  <F1><F2>  <F1><F2>  <F1><F2>      <F2>      <F2>      <F2>      <F2>      <F2>
Net Asset Value,
  Beginning of
  Period            $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                    --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

Investment
Activities
  Net investment
  income               0.049     0.054     0.035     0.030     0.040     0.060     0.080     0.090     0.070     0.060     0.070

Distributions
  Net investment
  income              (0.049)   (0.054)   (0.035)   (0.030)   (0.040)   (0.060)   (0.080)   (0.090)   (0.070)   (0.060)   (0.070)
                    --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

Net Asset Value,
  End of Period     $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                    ========  ========  ========  ========  ========  ========  ========  ========  ========  ========  ========

Total Return            5.00%     5.50%     3.57%     2.81%     3.76%     6.28%     8.12%     9.14%     7.13%     6.19%     6.87%

Ratios/
Supplemental Data:

Net Assets,
  End of
  Period (000)      $767,990  $762,870  $433,266  $457,872  $523,889  $412,542  $432,905  $369,582  $409,440  $388,938  $231,823

Ratio of
  expenses to
  average net
  assets                0.67%     0.60%     0.57%     0.55%     0.55%     0.55%     0.55%     0.56%     0.54%     0.56%     0.57%

Ratio of net
  investment income
  to average
  net assets            4.89%     5.40%     3.48%     2.78%     3.67%     6.12%     7.84%     8.77%     6.92%     6.06%     6.55%

Ratio of expenses
  to average
 net assets<F4>         0.75%     0.76%     0.73%     0.70%     0.70%     0.62%

Ratio of net
  investment
  income to average
  net assets<F4>        4.81%     5.24%     3.32%     2.63%     3.52%     6.05%


<F1>Effective May 16, 1991, Ameritrust Company National Association became investment adviser to the Fund. Effective March 16,
1992, Ameritrust was acquired by Society Corporation and merged into Society National Bank, a wholly-owned subsidiary of Society
Corporation, on July 13, 1992. On January 7, 1993, Society Asset Management, Inc., a wholly-owned subsidiary of Society
Corporation, was named investment adviser to the Fund.

<F2>Audited by other auditors.

<F3>Effective June 5, 1995, the Victory Financial Reserves Portfolio became the Financial Reserves Fund.

<F4>During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

The Financial Highlights were audited by Coopers & Lybrand L.L.P. for the 1995 and 1996 periods, and by other auditors for all earlier periods. This information should be read in conjunction with the Financial Reserves Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.

OHIO MUNICIPAL MONEY MARKET FUND

Investment Objective

The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

Investment Policies and Strategy

The Ohio Municipal Money Market Fund pursues its investment objective by investing at least 80% of its total assets in short-term municipal securities. The interest income on these securities is exempt from federal regular income tax. Federal regular income tax does not include the individual or corporate federal alternative minimum tax. The Ohio Municipal Money Market Fund expects to invest at least 65% of its total assets in debt securities that pay interest which is also exempt from Ohio state income tax.

Under normal market conditions, the Ohio Municipal Money Market Fund primarily invests in:

Short-term municipal obligations, such as commercial paper, notes, and bonds

Tax, revenue, and bond anticipation notes

Variable rate demand notes, municipal bonds, and participation interests in any of the above obligations

Important Characteristics of the Ohio Municipal Money Market Fund's
Investments:

Quality: The Ohio Municipal Money Market Fund invests only in instruments that are rated at the time of purchase in the highest category by two or more NRSROs,* in the highest category if rated by only one NRSRO, or if unrated, determined to be of equivalent quality. The Board of Trustees has established policies to ensure that the Ohio Municipal Money Market Fund invests in high quality, liquid instruments. For more information on ratings, see the Appendix to the SAI.

Maturity: Weighted average maturity of 90 days or less. Individual investments may be purchased with remaining maturities ranging from one day to 397 days.

*An NRSRO is a nationally recognized statistical rating organization such as Standard & Poor's (S&P), Fitch, or Moody's which assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

The Ohio Municipal Money Market Fund primarily invests in securities issued by the State of Ohio and its municipalities. This could make the Ohio Municipal Money Market Fund more susceptible to economic, political, or credit risks than a fund that invests in a more diversified geographic area. The SAI explains the risks specific to investments in Ohio securities. A large portion of the securities held by the Ohio Municipal Money Market Fund are supported by letters of credit from banks and other financial institutions. Changes in the credit quality of these institutions could cause losses to the Ohio Municipal Money Market Fund and affect its share price. The Ohio Municipal Money Market Fund is subject to credit risk, interest rate risk, inflation risk, and market risk. The Ohio Municipal Money Market Fund is also subject to the risks common to mutual funds that invest in municipal debt securities, i.e., tax-exempt status risk, concentration risk, and diversification risk. Please read "Risk Factors" carefully before investing.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the Ohio Municipal Money Market Fund. You will note in the table that you do not pay fees of any kind when you purchase, exchange, or redeem shares of the Ohio Municipal Money Market Fund.


Shareholder Transaction Expenses<F1>

Sales Charge Imposed on Purchases                       NONE
(as a percentage of offering price)

Sales Charge Imposed on Reinvested Dividends            NONE

Deferred Sales Charge                                   NONE

Redemption Fees                                         NONE

Exchange Fees                                           NONE

<F1>You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Ohio Municipal Money Market Fund. These expenses are charged directly to the Ohio Municipal Money Market Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the Ohio Municipal Money Market Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Ohio Municipal Money Market Fund.



Annual Fund Operating Expenses
After expense waivers and reimbursements

(as a percentage of average daily net assets)

Management Fee<F1>                                      .44%

Other Expenses<F1><F2>                                  .31%
                                                        ---

Total Fund Operating Expenses<F1>                       .75%
                                                        ===

<F1>These fees have been voluntarily reduced. Without this waiver, the
Management Fee would be .50%, and Total Fund Operating Expenses would be
 .90%.

<F2>Other Expenses includes an estimate of the shareholder servicing fees the Ohio Municipal Money Market Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Ohio Municipal Money Market Fund.

Example: You would pay the following expenses on a $1,000 investment in the Ohio Municipal Money Market Fund, assuming: (1) a 5% annual return, and (2) redemption at the end of each time period.

                               1 Year    3 Years    5 Years    10 Years
Ohio Municipal
Money Market Fund                  $8        $24        $42         $93

This example is only an illustration. Actual expenses and returns will vary.

For more information about other securities in which the Ohio Municipal Money Market Fund can invest, see "Other Securities and Investment Practices" and the SAI.

Financial Highlights

Ohio Municipal Money Market Fund

The Financial Highlights describe the Ohio Municipal Money Market Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Ohio Municipal Money Market Fund for each of the periods indicated.

                                Two
                     Year    Months         Year     Year     Year     Year     Year     Year     Year     Year     Year     Year
                     Ended    Ended        Ended    Ended    Ended    Ended    Ended    Ended    Ended    Ended    Ended    Ended
                  Oct. 31, Oct. 31,     Aug. 31, Aug. 31, Aug. 31, Aug. 31, Aug. 31, Aug. 31, Aug. 31, Aug. 31, Aug. 31, Aug. 31,
                      1996     1995         1995     1994     1993     1992     1991     1990     1989     1988     1987     1986
                                            <F2>     <F3> <F1><F3> <F1><F3> <F1><F3>     <F3>     <F3>     <F3>     <F3>     <F3>
Net Asset
  Value,
  Beginning of
  Period          $  1.000 $  1.000     $  1.000 $  1.000 $  1.000 $  1.000 $  1.000 $  1.000 $  1.000 $  1.000 $  1.000 $  1.000
                  -------- --------     -------- -------- -------- -------- -------- -------- -------- -------- -------- --------

Investment
Activities
  Net investment
  income             0.030    0.006        0.033    0.021    0.021    0.031    0.046    0.053    0.056    0.044    0.036    0.045

Distributions
  Net investment
  income            (0.030)  (0.006)      (0.033)  (0.021)  (0.021)  (0.031)  (0.046)  (0.053)  (0.056)  (0.044)  (0.036)  (0.045)
                  -------- --------     -------- -------- -------- -------- -------- -------- -------- -------- -------- --------

Net Asset Value,
  End Of
  Period          $  1.000 $  1.000     $  1.000 $  1.000 $  1.000 $  1.000 $  1.000 $  1.000 $  1.000 $  1.000 $  1.000 $  1.000
                  ======== ========     ======== ======== ======== ======== ======== ======== ======== ======== ======== ========

Total Return          3.11%    0.55%<F4>    3.33%    2.10%    2.14%    3.18%    4.67%    5.50%    5.76%    4.50%    3.75%    4.60%

Ratios/
Supplemental
Data:

Net Assets,
  End of
  Period
  (000)           $561,131 $510,632     $502,453 $318,132 $262,681 $252,705 $253,177 $297,845 $278,337 $257,002 $223,677 $160,061

Ratio of
  expenses to
  average net
  assets              0.67%    0.64%<F5>    0.63%    0.65%    0.65%    0.65%    0.64%    0.65%    0.65%    0.63%    0.62%    0.63%

Ratio of net
  interest
  income to
  average
  net assets          3.03%    3.31%<F5>    3.33%    2.08%    2.12%    3.13%    4.59%    5.36%    5.60%    4.41%    3.71%    4.30%

Ratio of expenses
  to average
  net assets<F6>      0.97%    0.92%<F5>    0.94%    0.76%    0.72%    0.68%    0.66%                      0.66%             0.73%

Ratio of net
  interest
  income to
  average
  net assets<F6>      2.73%    3.03%<F5>    3.02%    1.97%    2.05%    3.10%    4.57%                      4.38%             4.21%

<F1>Effective February 27, 1991, Ameritrust Company National Association became investment adviser to the Fund. Effective March
16, 1992, Ameritrust was acquired by Society Corporation, and merged into Society National Bank, a wholly-owned subsidiary of
Society Corporation on July 13, 1992. Effective February 3, 1993, Society Asset Management, Inc., a wholly-owned subsidiary of
Society Corporation, was named investment adviser to the Fund.

<F2>Effective June 5, 1995, the Victory Ohio Municipal Money Market Portfolio became the Ohio Municipal Money Market Fund.

<F3>Audited by other auditors.

<F4>Not annualized.

<F5>Annualized.

<F6>During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

The Financial Highlights were audited by Coopers & Lybrand L.L.P. for the 1995 and 1996 periods, and by other auditors for all earlier periods. This information should be read in conjunction with the Ohio Municipal Money Market Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.

PRIME OBLIGATIONS FUND

Investment Objective

The Prime Obligations Fund seeks to provide current income consistent with liquidity and stability of principal.

Investment Policies and Strategy

The Prime Obligations Fund pursues its investment objective by investing primarily in short-term, high-quality debt instruments.

Under normal market conditions, the Prime Obligations Fund primarily invests in:

Negotiable certificates of deposit, time deposits, and bankers' acceptances of U.S. banks and U.S. branches of foreign banks

Short-term corporate obligations, such as commercial paper, notes, and bonds

Repurchase Agreements

Other debt obligations such as master demand notes, short-term funding agreements, variable and floating rate securities, and private placement investments

U.S. Treasury obligations and obligations of government sponsored agencies, such as GNMA, FNMA, SLMA, FFCB, FHL, and FHLMC

When-issued or delayed-delivery securities

Eurodollar debt obligations

Important Characteristics of the Prime Obligations Fund's Investments:

Quality: The Prime Obligations Fund invests only in instruments that are rated at the time of purchase in the highest category by two or more NRSROs,* or in the highest category if rated by only one NRSRO, or if unrated, determined to be of equivalent quality. The Board of Trustees has established policies to ensure that the Prime Obligations Fund invests in high quality, liquid instruments. For more information on ratings, see the Appendix to the SAI.

Maturity: Weighted average maturity of 90 days or less. Individual investments may be purchased with remaining maturities ranging from one day to 397 days.

*An NRSRO is a nationally recognized statistical rating organization such as Standard & Poor's (S&P), Fitch, or Moody's which assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

The Prime Obligations Fund is subject to credit risk, interest rate risk, inflation risk, and market risk. Please read "Risk Factors" carefully before investing.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the Prime Obligations Fund. You will note in the table that you do not pay fees of any kind when you purchase, exchange, or redeem shares of the Prime Obligations Fund.

Shareholder Transaction Expenses<F1>
Sales Charge Imposed on Purchases                       NONE
(as a percentage of offering price)

Sales Charge Imposed on Reinvested Dividends            NONE

Deferred Sales Charge                                   NONE

Redemption Fees                                         NONE

Exchange Fees                                           NONE

<F1>You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Prime Obligations Fund. These expenses are charged directly to the Prime Obligations Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the Prime Obligations Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Prime Obligations Fund.


Annual Fund Operating Expenses
(as a percentage of average daily net assets)
Management Fee                                          .35%

Other Expenses<F1>                                      .55%
                                                        ---

Total Fund Operating Expenses                           .90%
                                                        ===

<F1>Other Expenses includes an estimate of the shareholder servicing fees the Prime Obligations Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Prime Obligations Fund.

Example: You would pay the following expenses on a $1,000 investment in the Prime Obligations Fund, assuming: (1) a 5% annual return, and (2) redemption at the end of each time period.

                               1 Year    3 Years    5 Years    10 Years
Prime Obligations Fund             $9        $29        $50        $111

This example is only an illustration. Actual expenses and returns will vary.

For more information about other securities in which the Prime Obligations Fund can invest, see "Other Securities and Investment Practices" and the SAI.

Financial Highlights

Prime Obligations Fund

The Financial Highlights describe the Prime Obligations Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Prime Obligations Fund for each of the periods indicated.

                                    Year        Year        Year           Year        Year        Year        Year        Year
                                   Ended       Ended       Ended          Ended       Ended       Ended       Ended       Ended
                                Oct. 31,    Oct. 31,    Oct. 31,       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                    1996        1995        1994           1993        1992        1991    1990<F2>    1989<F2>

Net Asset Value,
  Beginning of Period           $  1.000    $  1.000    $  1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                --------    --------    --------       --------    --------    --------    --------    --------

Investment Activities
  Net investment income            0.047       0.051       0.035          0.030       0.037       0.061       0.078       0.087

  Net realized losses from
    investment transactions          --          --       (0.003)           --          --          --          --          --
                                --------    --------    --------       --------    --------    --------    --------    --------

Total from
  Investment Activities            0.047       0.051       0.032          0.030       0.037       0.061       0.078       0.087

Distributions
  Net investment income           (0.047)     (0.051)     (0.035)        (0.030)     (0.037)     (0.061)     (0.078)     (0.087)
                                --------    --------    --------       --------    --------    --------    --------    --------

Capital transactions                 --          --        0.003<F1>        --          --          --          --          --

Net Asset Value,
  End of Period                 $  1.000    $  1.000    $  1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                ========    ========    ========       ========    ========    ========    ========    ========

Total Return                        4.81%       5.26%       3.57%          3.05%       3.77%       6.32%       8.06%       9.02%

Ratios/Supplemental Data:

Net Assets,
  End of Period (000)           $496,019    $456,266    $782,303       $720,024    $524,338    $442,263    $444,238    $304,186

Ratio of expenses to
  average net assets                0.87%       0.74%       0.62%          0.60%       0.61%       0.62%       0.62%       0.61%

Ratio of net investment
  income to average net assets      4.72%       5.09%       3.52%          2.96%       3.68%       6.14%       7.76%       8.69%

Ratio of expenses to
  average net assets<F3>                                    0.79%

Ratio of net investment
  income to average
  net assets<F3>                                            3.35%

<F1>During 1994, KeyCorp made a capital contribution of approximately $2,506,000 for losses realized from the disposition of certain securities.

<F2>Audited by other auditors.

<F3>During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

The Financial Highlights were audited by Coopers & Lybrand L.L.P. This information should be read in conjunction with the Prime Obligations Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.

TAX-FREE MONEY MARKET FUND

Investment Objective

The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal.

Investment Policies and Strategy

The Tax-Free Money Market Fund pursues its investment objective by investing at least 80% of its total assets in short-term, high-quality municipal securities issued by or on behalf of U.S. states, territories, and possessions. The interest income on these securities is exempt from federal regular income tax and alternative minimum tax.

Under normal market conditions, the Tax-Free Money Market Fund primarily invests in:

Short-term municipal obligations such as commercial paper, notes, and bonds

Tax, revenue, and bond anticipation notes

Variable rate demand notes and municipal bonds, and participation interests in any of these obligations

Important Characteristics of the Tax-Free Money Market Fund's Investments:

Quality: The Tax-Free Money Market Fund invests only in instruments that are rated at the time of purchase in the highest category by two or more NRSROs* or in the highest category if rated by only one NRSRO, or if unrated, determined to be of equivalent quality. The Board of Trustees has established policies to ensure that the Tax-Free Money Market Fund invests in high quality, liquid instruments. For more information on ratings, see the Appendix to the SAI.

Maturity: Weighted average maturity of 90 days or less. Individual investments may be purchased with remaining maturities ranging from one day to 397 days.

*An NRSRO is a nationally recognized statistical rating organization such as Standard & Poor's (S&P), Fitch, or Moody's which assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

A large portion of the securities held by the Tax-Free Money Market Fund are supported by letters of credit from banks and other financial institutions. Changes in the credit quality of these institutions could cause losses to the Tax-Free Money Market Fund and affect its share price. The Tax-Free Money Market Fund is subject to credit risk, interest rate risk, inflation risk, and market risk. The Tax-Free Money Market Fund is also subject to the risks common to mutual funds that invest in municipal debt securities, i.e., tax-exempt status risk. Please read "Risk Factors" carefully before investing.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the Tax-Free Money Market Fund. You will note in the table that you do not pay fees of any kind when you purchase, exchange, or redeem shares of the Tax-Free Money Market Fund.


Shareholder Transaction Expenses<F1>
Sales Charge Imposed on Purchases                       NONE
(as a percentage of offering price)

Sales Charge Imposed on Reinvested Dividends            NONE

Deferred Sales Charge                                   NONE

Redemption Fees                                         NONE

Exchange Fees                                           NONE

<F1>You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

The Annual Fund Operating Expense table below illustrates the estimated operating expenses that you will incur as a shareholder of the Tax-Free Money Market Fund. These expenses are charged directly to the Tax-Free Money Market Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the Tax-Free Money Market Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Tax-Free Money Market Fund.

Annual Fund Operating Expenses
(as a percentage of average daily net assets)
Management Fee                                          .35%

Other Expenses<F1>                                      .44%
                                                        ---

Total Fund Operating Expenses                           .79%
                                                        ===

<F1>Other Expenses includes an estimate of shareholder servicing fees the
Tax-Free Money Market Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Tax-Free Money Market Fund.

Example: You would pay the following expenses on a $1,000 investment in the Tax-Free Money Market Fund, assuming: (1) a 5% annual return, and (2) redemption at the end of each time period.

                               1 Year    3 Years    5 Years    10 Years
Tax-Free Money
Market Fund                        $8        $25        $44         $98

This example is only an illustration. Actual expenses and returns will vary.

For more information about other securities in which the Tax-Free Money Market Fund can invest, see "Other Securities and Investment Practices" and the SAI.

Financial Highlights

Tax-Free Money Market Fund

The Financial Highlights describe the Tax-Free Money Market Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Tax-Free Money Market Fund for each of the periods indicated.

                                    Year        Year        Year        Year        Year        Year        Year       Year
                                   Ended       Ended       Ended       Ended       Ended       Ended       Ended      Ended
                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,
                                    1996        1995        1994        1993        1992        1991        1990       1989
Net Asset Value,
  Beginning of Period           $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $ 1.000
                                --------    --------    --------    --------    --------    --------    --------    -------

Investment Activities
  Net investment income            0.030       0.034       0.021       0.020       0.027       0.043       0.054      0.059

Distributions
  Net investment income           (0.030)     (0.034)     (0.021)     (0.020)     (0.027)     (0.043)     (0.054)    (0.059)
                                --------    --------    --------    --------    --------    --------    --------    -------

Net Asset Value,
  End of Period                 $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $ 1.000
                                ========    ========    ========    ========    ========    ========    ========    =======

Total Return                        3.04%       3.42%       2.17%       2.06%       2.77%       4.44%       5.48%      6.04%

Ratios/Supplemental Data:

Net Assets,
  End of Period (000)           $344,796    $307,726    $198,561    $189,351    $151,012    $129,601    $134,652    $85,556

Ratio of expenses to
  average net assets                0.78%       0.61%       0.60%       0.59%       0.61%       0.62%       0.63%      0.58%

Ratio of net investment
  income to average
  net assets                        2.97%       3.36%       2.14%       2.04%       2.70%       4.29%       5.32%      5.88%

Ratio of expenses to
  average net assets<F1>            0.80%       0.62%       0.79%       0.60%                                          0.67%

Ratio of net investment
  income to average
  net assets<F1>                    2.95%       3.35%       1.95%       2.02%                                          5.79%

<F1>During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

The Financial Highlights were audited by Coopers & Lybrand L.L.P. This information should be read in conjunction with the Tax-Free Money Market Fund's most recent Annual Report to shareholders, which is incorporated by reference into the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.

U.S. GOVERNMENT OBLIGATIONS FUND

Investment Objective

The U.S. Government Obligations Fund seeks to provide current income consistent with liquidity and stability of principal.

Investment Policies and Strategy

The U.S. Government Obligations Fund pursues its investment objective by investing only in short-term U.S. Government securities backed by the full faith and credit of the U.S. Treasury, and repurchase agreements collateralized by these securities.

Under normal market conditions, the U.S. Government Obligations Fund primarily invests in:

U.S. Treasury bills, notes, and other obligations issued or guaranteed by the U.S. Government

Repurchase Agreements collateralized by obligations of the U.S. Government

Important Characteristics of the U.S. Government Obligations Fund's
Investments:

Quality: The U.S. Government Obligations Fund invests only in obligations of the U.S. Government. The Board of Trustees has established policies to ensure that the U.S. Government Obligations invests in high quality, liquid instruments and repurchase agreements. For more information on ratings, see the Appendix to the SAI.

Maturity: Weighted average maturity of 90 days or less. Individual investments may be purchased with remaining maturities ranging from one day to 397 days.

The U.S. Government Obligations Fund is subject to interest rate risk, inflation risk, and market risk. Please read "Risk Factors" carefully before investing.

For more information about other securities in which the U.S. Government Obligations Fund can invest, see "Other Securities and Investment Practices" and the SAI.

Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the U.S. Government Obligations Fund. You will note in the table that you do not pay fees of any kind when you purchase, exchange, or redeem shares of the U.S. Government Obligations Fund.

Shareholder                                           Investor      Select
Transaction Expenses<F1>                                Shares      Shares
Sales Charge Imposed on Purchases                         NONE        NONE

Sales Charge Imposed on Reinvested Dividends              NONE        NONE

Deferred Sales Charge                                     NONE        NONE

Redemption Fees                                           NONE        NONE

Exchange Fees                                             NONE        NONE

<F1>You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the U.S. Government Obligations Fund. These expenses are charged directly to the U.S. Government Obligations Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the U.S. Government Obligations Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the U.S. Government Obligations Fund.


Annual Fund                                           Investor      Select
Operating Expenses                                      Shares      Shares
(as a percentage of average daily net assets)
Management Fee                                             .35%        .35%

Other Expenses                                             .25%        .50%<F1>
                                                           ---         ---

Total Fund Operating Expenses                              .60%        .85%
                                                           ===         ===

<F1>Other Expenses includes an estimate of shareholder servicing fees the U.S. Government Obligations Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the U.S. Government Obligations Fund.

Example: You would pay the following expenses on a $1,000 investment in the U.S. Government Obligations Fund, assuming: (1) a 5% annual return, and (2) redemption at the end of each time period.

                               1 Year    3 Years    5 Years    10 Years

Investor Shares                    $6        $19        $33        $ 75

Select Shares                      $9        $27        $47        $105


This example is only an illustration. Actual expenses and returns will vary.

Financial Highlights

U.S. Government Obligations Fund

The Financial Highlights describe the U.S. Government Obligations Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the U.S. Government Obligations Fund for each of the periods indicated.



                                                                      SELECT SHARES

                                    Year        Year        Year        Year        Year        Year        Year        Year
                                   Ended       Ended       Ended       Ended       Ended       Ended       Ended       Ended
                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                    1996        1995        1994        1993        1992        1991        1990        1989
Net Asset Value,
  Beginning of Period         $    1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                              ----------    --------    --------    --------    --------    --------    --------    --------

Investment Activities
  Net investment income            0.049       0.052       0.032       0.026       0.036       0.060       0.076       0.081

Distributions
  Net investment income           (0.049)     (0.052)     (0.032)     (0.026)     (0.036)     (0.060)     (0.076)     (0.081)
                              ----------    --------    --------    --------    --------    --------    --------    --------

Net Asset Value,
  End of Period               $    1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                              ==========    ========    ========    ========    ========    ========    ========    ========

Total Return                        4.96%       5.38%       3.30%       2.62%       3.66%       6.14%       7.83%       8.44%

Ratios/Supplemental Data:

Net Assets,
  End of Period (000)         $1,357,817    $964,929    $412,048    $515,734    $579,836    $430,248    $376,021    $152,718

Ratio of expenses to
  average net assets                0.61%       0.58%       0.63%       0.60%       0.60%       0.60%       0.62%       0.62%

Ratio of net investment
  income to average
  net assets                        4.84%       5.28%       3.20%       2.57%       3.50%       5.92%       7.56%       8.16%

Ratio of expenses to
  average net assets<F1>                        0.60%       0.80%

Ratio of net investment
  income to average
  net assets<F1>                                5.26%       3.03%

<F1>During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

The financial highlights were audited by Coopers & Lybrand L.L.P. There is no information on Investor Shares, since they were not sold prior to January 8, 1997. This information should be read in conjunction with the U.S. Government Obligations Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND.

Risk Factors

This prospectus describes some of the risks that you may assume as an investor in the Funds. By matching your investment objective with a comfortable level of risk you can create your own customized investment plan. Some limitations on the Funds' investments are described in the section that follows. "Other Securities and Investment Practices" at the end of this prospectus provides additional information about the securities mentioned in the overview of each of the Funds. As with any mutual fund, there is no guarantee that a Fund will earn income or show a positive total return over time. Over time, money market mutual funds have offered investors the least amount of principal risk; therefore, the potential return usually is lower than for other types of investments.

The following risk is common to all mutual funds:

Market risk is the risk that the market value of a security will fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for it, or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market, and is common to all investments.

The following risks are common to all money market mutual funds:

Interest rate risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. Therefore, when interest rates go up, the value of a fixed-rate security typically goes down. When interest rates go down, the value of these securities typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.

Credit (or default) risk is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Although the Funds invest in only high-quality securities, the interest or principal payments are not insured or guaranteed. This risk does not apply to the U.S. Government Obligations Fund.

Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities.

The following risk is common to mutual funds that invest in municipal debt securities:

Tax-exempt status risk is the risk that a municipal debt security issued as a tax-exempt security may be declared taxable by the Internal Revenue Service.

The following risk is common to mutual funds that invest in the securities of a single state:

Concentration and diversification risk is the risk that only a limited number of high-quality securities of a particular type may be available. Concentration and diversification risk is greater for Funds that invest primarily in the securities of a single state.

It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

Investment Limitations

To help reduce risk and maintain its $1.00 per share price, the Funds have adopted limitations on some investment policies. These limits involve a Fund's ability to borrow money and the amount it can invest in various types of securities, including illiquid securities. Certain limitations can be changed only with the approval of shareholders. Victory's Board of Trustees can change other investment limitations without shareholder approval. See "Other Securities and Investment Practices" and the SAI for more information.

Each Fund limits to 25% of its total assets the amount it may invest in any single industry (other than U.S. Government obligations and U.S. banks). Each Fund limits its borrowing to 33 1/3% of its total assets. Borrowing may be in the form of selling a security that it owns and agreeing to repurchase that security later at a higher price.

Diversification Requirements

SEC Requirement: Each Fund, except the Ohio Municipal Money Market Fund, is "diversified" according to certain federal securities provisions regarding the diversification of its assets. Generally, under those provisions, a Fund must invest at least 75% of its total assets so that no more than 5% of its total assets are invested in the securities of any one issuer.

IRS Requirement: Each Fund, including the Ohio Municipal Money Market Fund, intends to comply with certain federal tax requirements regarding the diversification of its assets. Generally, under these requirements, a Fund must invest at least 50% of its total assets so that no more than 5% of its total assets are invested in the securities of any one issuer.

SEC Money Market Mutual Fund Requirement: Each Fund also intends to comply with certain more stringent federal securities diversification provisions for money market funds. Generally, to comply with those provisions, no Fund (except Ohio Municipal Money Market Fund) will invest more than 5% of its total assets in the securities of any one issuer at the time of purchase. The Ohio Municipal Money Market Fund must invest at least 75% of its total assets so that no more than 5% of its total assets are invested in the securities of any one issuer at the time of purchase. These diversification requirements are discussed in the SAI.

The SEC and IRS have certain restrictions with which all mutual funds must comply. The Funds monitor these limitations on an ongoing basis.

Investment Performance

Victory may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information may also appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Performance information is contained in the annual and semi-annual reports. You may obtain a copy free of charge by calling 800-KEY-FUND.

The "7-day yield" is an "annualized" figure--the amount you would earn if you stayed in a Fund for a year and the Fund continued to earn the same net interest income throughout that year. To calculate 7-day yield, net investment income per share for the most recent 7 days is multiplied by 52 (52 weeks/year), then divided by the NAV ($1.00) to get a percentage, which is the 7-day yield.

Yield is a measure of net interest income.

Effective yield is similar to yield, except it is assumed that dividends are reinvested and compounded.

Tax-equivalent yield shows the taxable yield you would have to earn before taxes to receive a yield equal to an investment in one of the tax-free funds.

Average annual total return is a hypothetical measure of past dividend income plus capital appreciation. It is the sum of all parts of your investment return for periods greater than one year.

Total return is the sum of all parts of a Fund's investment return.

Whenever you see information on a Fund's performance, do not consider the past performance to be an indication of the performance you could expect by making an investment in a Fund today. The past is an imperfect guide to the future. History does not always repeat itself.

Past performance is not a guarantee of future results. You may obtain the current 7-day yield by calling 800-KEY-FUND. Our Shareholder Servicing representatives are available from 8:00 a.m. to 7:00 p.m. Eastern Time Monday through Friday.

Share Price

Each Fund's share price, called its net asset value (NAV), is calculated each business day (normally at 2:00 p.m. Eastern time). The Ohio Municipal Money Market Fund's NAV is normally calculated at 12:00 p.m. Eastern time. Shares are purchased at the next share price calculated after your investment is received and accepted. A business day is a day on which the Federal Reserve Bank of Cleveland and the New York Stock Exchange are open for trading or any day in which enough trading has occurred in the securities held by a Fund to materially affect the NAV. If your account is established with an Investment Professional or a bank, you may not be able to purchase or sell shares on other holidays when the Federal Reserve Bank of Cleveland is closed, even though the New York Stock Exchange is open.

The Fund seeks to maintain a $1.00 NAV, therefore an accounting system called the "Amortized Cost Method" is used to value individual holdings. This system is described in the SAI.

Each Fund's performance can be found once a week in The Wall Street Journal and other newspapers.

Dividends, Distributions, and Taxes

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the interest earned on investments after expenses. Money market funds usually don't realize capital gains; however, if a Fund does make a capital gain distribution, it usually occurs in December. As with any investment, you should consider the tax consequences of an investment in a Fund.

Ordinarily, net income earned on securities owned by a Fund accrues daily, is declared daily, and is paid monthly. Shareholders who earn a dividend of less than $10.00 will have dividends reinvested automatically into their accounts. Distributions can be received in one of the following ways:

Reinvestment Option

You can have distributions automatically reinvested in additional shares of a Fund. If you do not indicate another choice on your Account Application, this option will be assigned to you automatically.

Cash Option

A check will be mailed to you no later than 7 days after the pay date.

Directed Dividends Option

You can have distributions automatically reinvested in shares of another fund of the Victory Group. The "Victory Group" includes other funds of The Victory Portfolios and Key Mutual Funds. You may pay a sales charge on the reinvested distributions.

Directed Bank Account Option

In most cases, you can have distributions automatically transferred to your bank checking or savings account. Under normal circumstances, a dividend will be transferred within 7 days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call the Transfer Agent at 800-KEY-FUND.

Important Information about Taxes

Each Fund intends to continue to qualify as a regulated investment company, in which case it pays no federal income tax on the earnings or capital gains it distributes to its shareholders.

Dividends from a Fund's long-term capital gain are taxable as capital gain; dividends from other sources are generally taxable as ordinary income, if taxable.

Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They may also be subject to state and local taxes.

Certain dividends paid to you in January will be taxable as if they had been paid to you in December of the previous year.

When you sell (redeem) or exchange shares of a Fund, you must recognize any gain or loss. However, as long as the Fund's NAV per share does not deviate from $1.00, there will be no gain or loss.

Tax statements will be mailed from the Fund every January showing the amounts and tax status of distributions made to you.

Certain dividends from the Tax-Free Money Market Fund and the Ohio Municipal Money Market Fund will be exempt from federal regular income tax.

Certain dividends from the Ohio Municipal Money Market Fund will be exempt from Ohio state and local taxes.

Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

You should review the more detailed discussion of federal income tax considerations in the SAI.

THE TAX INFORMATION IN THIS PROSPECTUS IS PROVIDED AS GENERAL INFORMATION. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT THE TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND.

Investing with Victory

If you are looking for a convenient way to open an account for yourself or to add money to an existing account, Victory can help. The following sections will describe how to open an account, how to access information on your account, and how to purchase, exchange, and redeem shares of a Fund. We want to make it simple for you to do business with us. The sections that follow will serve as a guide to your investments with Victory. If you have questions about any of this information, please call one of our customer service representatives at 800-KEY-FUND. They will be happy to assist you.

All you need to do to get started is to fill out an application.

How to Purchase Shares

Shares of the Funds can be purchased in a number of different ways. All you need to do to get started is to fill out an application. You can send in your investment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. An Investment Professional is a salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Sometimes they will charge you for these services. Their fee will be in addition to, and unrelated to, the fees and expenses charged by a Fund.

The Financial Reserves Fund is only available to certain institutions or individuals that meet minimum investment requirements and have trust or advisory accounts set up through KeyCorp or its affiliates. The U.S. Government Obligations Fund offers Investor Shares and Select Shares. The Investor Shares are available to certain institutions or individuals that meet minimum investment requirements, and are not subject to a shareholder servicing fee. The Select Shares are available to certain institutions and are subject to a shareholder servicing fee of up to .25% of the net assets of that class.

Make your check payable to:

The Victory Funds

When you buy shares of a Fund, your cost will be $1.00 per share.

Keep the following addresses handy for purchases, exchanges, or redemptions.

Regular U.S. Mail Address

Send completed Account Applications with your check, bank draft, or money order to:

The Victory Funds
P.O. Box 8527
Boston, MA 02266-8527

Overnight Mail Address

Use this address ONLY for overnight packages.

The Victory Funds
c/o Boston Financial Data Services
Two Heritage Drive
Quincy, MA 02171

PHONE: 800-KEY-FUND

Wire Address

The Transfer Agent does not charge a wire fee, but your originating bank may charge a fee. Always call the Transfer Agent at 800-KEY-FUND BEFORE wiring funds to obtain a control number.

State Street Bank and Trust Co.
ABA #011000028

For Credit to DDA
  Account #9905-201-1

For Further Credit to Account #
  (insert account number, name, and control number assigned by the Transfer Agent)

Telephone Number:

800-KEY-FUND
800-539-3863

FAX Number:

800-529-2244

Telecommunication Device for the Deaf (TDD):

800-970-5296

ACH

After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up the ACH feature. The Funds do not currently charge a fee for ACH transfers.

Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, account activity will be detailed in their statements to you. Share certificates are not issued. Twice a year, you will receive the financial reports of the Funds. By January 31 of each year, you will be mailed an IRS Form reporting dividends for the previous year, which will also be filed with the IRS.

Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application. We will need your bank account information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500, then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest in shares of a Fund.

Retirement Plans

You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax sheltered plans. Please contact your Investment Professional for details regarding an IRA or other retirement plan that works best for your financial situation. Generally, funds that pay tax-free dividends are not appropriate investments for retirement accounts.

All purchases must be made in U.S. Dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you may be charged for any resulting fees and/or losses. Third party checks will not be accepted. You may only invest or exchange into fund shares legally available in your state. If your account falls below $500, we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

If you would like to make additional investments after your account is already established, use the Investment Stub attached to your statement and send it with your check to the address indicated.

How to Exchange Shares

An exchange is the selling of shares of one fund of the Victory Group to purchase shares of another. You may exchange shares of one Victory fund for shares of the same class of any other, generally without paying any additional sales charges. (See the more complete explanation below.) The "Victory Group" includes funds offered as a part of the Victory Funds and Key Mutual Funds. Key Mutual Funds is affiliated with KeyCorp.

You can exchange shares of a Fund by writing or calling the Transfer Agent at 800-KEY-FUND. When you exchange shares of a Fund, you should keep the following in mind:

Shares of the fund selected for exchange must be available for sale in your state of residence.

The Fund whose shares you want to exchange and the fund whose shares you want to buy must offer the exchange privilege.

Shares of the Funds may be exchanged at relative net asset value. However, if you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. Since the money market funds do not have a sales charge, if you were to purchase another fund in the Victory Group that has a 4.75% sales charge, you would pay the 4.75% sales charge.

You must meet the minimum purchase requirements for the fund you purchase by exchange.

The registration and tax identification numbers of the two accounts must be identical.

You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares on any business day.

Before exchanging, read the prospectus of the fund you wish to purchase by exchange.

You can obtain a list of funds available for exchange by calling the Transfer Agent at 800-KEY-FUND.

How to Redeem Shares

If we receive your request by 2:00 p.m. Eastern Time (12:00 p.m. for Ohio Municipal Money Market Fund), your redemption will be processed the same day.

By Telephone

The easiest way to redeem shares is by calling 800-KEY-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to redeem, call us and tell us which one of the following options you would like to use:

Mail a check to the address of record;

Wire funds to a domestic financial institution;

Mail to a previously designated alternate address; or

Electronically transfer the funds via ACH.

All telephone calls are recorded for your protection and measures are taken to verify the identity of the caller. If we properly act on telephone instructions and follow reasonable procedures to ensure against unauthorized transactions, neither Victory nor its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the Transfer Agent by telephone, consider placing your order by mail.

By Mail

Use the Regular U.S. Mail or Overnight Mail Address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. All account owners must sign. A signature guarantee is required for the following redemption requests:

Redemptions over $10,000;

Your account registration has changed within the last 15 days;

The check is not being mailed to the address on your account;

The check is not being made payable to the owner of the account; or

If the redemption proceeds are being transferred to another Victory Group account with a different registration.

A signature guarantee can be obtained from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.

By Wire

If you want to redeem funds by wire, you must establish a Fund account which will accommodate wire transactions. If you call by 2:00 p.m. Eastern time (12:00 p.m. for Ohio Municipal Money Market Fund), your funds will be wired on the same business day.

By ACH

Normally, your redemption will be processed on the same day or the next day if your instructions are received after 2:00 p.m. Eastern Time (12:00 p.m. for Ohio Municipal Money Market Fund). It will be transferred by ACH as long as the transfer is to a domestic bank.

There are a number of convenient ways to redeem shares of a Fund. You can use the same mailing addresses listed for purchases. You will earn dividends up to the date your redemption request is processed.

Under certain emergency circumstances, the right of redemption may be suspended. Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared. If you request a complete redemption, any dividends accrued will be included with the redemption proceeds.

Check Writing

Shareholders of the following funds may withdraw funds by writing a check for $100.00 or more:

Ohio Municipal Money Market Fund
Prime Obligations Fund
Tax-Free Money Market Fund
U.S. Government Obligations--Investor Shares

In order to activate the check writing option on your account, you must sign a signature card. After your completed signature card is received, an initial supply of checks will be mailed to you in about three weeks. There is no charge for checks; however, you will be charged for stopping payment of a check or for insufficient funds. You may not close your account by writing a check. Please call 800-KEY-FUND to request a signature card.

Systematic Withdrawal Plan

If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to you or the person you designate. The minimum withdrawal is $25, and you must have an account value of $5,000 or more to start withdrawals. Once again, we will need a voided personal check to activate this feature. You should be aware that your account eventually may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your account value falls below $500, we may ask you to bring the account back to the $500 minimum. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

Organization and Management of the Funds

About Victory

Each Fund is a member of the Victory Funds, a group of 26 distinct investment portfolios, and is organized as a Delaware business trust. Some of the Victory Funds have been operating since 1983.

The Board of Trustees of Victory has the overall responsibility for the management of the Funds. They are elected by the shareholders.

The Investment Adviser

One of a Fund's most important contracts is its Advisory Agreement with Key Asset Management Inc. (KAM or the Adviser), a New York Corporation registered as an investment adviser with the SEC. KAM is a subsidiary of KeyBank National Association, a wholly-owned subsidiary of KeyCorp. On February 28, 1997, KAM became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp. Affiliates of the Adviser manage approximately $50 billion for a limited number of individual and institutional clients.

The Advisory Agreement allows the Adviser to hire employees of its affiliates. It also allows KAM to choose brokers or dealers to handle the purchases and sales of the Fund's securities. Subject to Board approval, Key Investments, Inc. (KII) and/or Key Clearing Corporation (KCC) may act as clearing broker for the Funds' security transactions in accordance with procedures adopted by the Funds, and receive commissions or fees in connection with their services to the Funds. Both KII and KCC are wholly-owned indirect subsidiaries of KeyCorp and affiliates of the Adviser.

Prior to February 28, 1997, KeyCorp Mutual Fund Advisers, Inc. was the adviser and Society Asset Management, Inc. (formerly the adviser) was the sub-adviser to each of the Funds. During the fiscal year ended October 31, 1996, KeyCorp Mutual Fund Advisers, Inc. was paid an advisory fee at an annual rate based on the average daily net assets of each Fund as follows:

Fund                                     Advisory Fees

Financial Reserves Fund                            .42%

Ohio Municipal Money Market Fund                   .20%

Prime Obligations Fund                             .35%

Tax-Free Money Market Fund                         .35%

U.S. Government Obligations Fund                   .35%

MANAGEMENT OF THE FUNDS

Trustees
Supervise each Fund's activities.

Investment Adviser
Key Asset Management Inc.
127 Public Square
Cleveland, OH 44114
Manages each Fund's business and investment activities.

We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Funds to service their shareholders. They are paid a fee for their services.

The Administrator, Distributor, and Fund Accountant

BISYS Fund Services is the Administrator and the Distributor. BISYS is paid a fee at an annual rate of .15% of each Fund's average daily net assets as the Administrator, but does not charge a fee for its services as Distributor. BISYS Fund Services Ohio, Inc. receives a fee as the Funds' Accountant.

The Distributor may provide sales support, including cash or other compensation, to dealers for selling shares of the Funds. Payments may be in the form of trips, tickets, and/or merchandise offered through sales contests. It does this at its own expense, and not at the expense of a Fund or its shareholders.

The Funds are supervised by the Board of Trustees, who monitor the services provided to investors.

Shareholder Servicing Plan

Victory has a Shareholder Servicing Plan for shares of the following funds:

Ohio Municipal Money Market Fund
Prime Obligations Fund
Tax-Free Money Market Fund
U.S. Government Obligations Fund--Select Shares

The shareholder servicing agent performs a number of services for their customers who are shareholders of a Fund. It establishes and maintains accounts and records, processes dividend and distribution payments, arranges for bank wires, assists in transactions, and changes account information. For these services the Funds pay a fee at an annual rate of up to .25% of the average daily net assets of the appropriate class of shares. The Funds have agreements with various shareholder servicing agents, including
KeyBank National Association and its affiliates, other financial institutions, and securities brokers. Shareholder servicing agents may waive all or a portion of their fee periodically.

Distribution Plan

Under Rule 12b-1 of the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for the Financial Reserves Fund, the Ohio Municipal Money Market Fund, and the Investor Shares of the U.S. Government Obligations Fund. The shares of these Funds currently do not pay expenses under this plan.

Independent Accountants

Coopers & Lybrand L.L.P. serves as independent accountant to the Funds.

Legal Counsel

Kramer, Levin, Naftalis & Frankel serves as legal counsel to the Funds.

HOW THE FUNDS ARE ORGANIZED

Shareholders

Financial Services Firms and their Investment Professionals

Advise current and prospective shareholders on their Fund investments.

Transfer Agent/Servicing Agent

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Boston Financial Data Services
Two Heritage Drive
Quincy, MA 02171

Handles services such as record-keeping, statements, processing of buy and sell requests, distribution of dividends, and servicing of shareholders' accounts.

Administrator, Distributor, and Fund Accountant

BISYS Fund Services, Inc. and
BISYS Fund Services Ohio Inc.
3435 Stelzer Road
Columbus, OH 43219

Markets the Funds, distributes shares through Investment Professionals, and calculates the value of shares.

Custodian

Key Trust Company of Ohio, N.A.
127 Public Square
Cleveland, OH 44114

Provides for safekeeping of the Funds' investments and cash, and settles trades made by the Funds.

Additional Information

Some additional information you should know about the Funds.

The Funds offer only the classes of shares described in this prospectus, but at some future date, the Funds may offer additional classes of shares through a separate prospectus.

Your Rights as a Shareholder

All shareholders of each class have equal voting, liquidation, and other rights. As a shareholder of a Fund, you have rights and privileges similar to those enjoyed by other corporate shareholders. Delaware Trust law limits the liability of shareholders.

If any matters are to be voted on by shareholders (such as a change in a fundamental investment objective or the election of trustees), each share outstanding at that point would be entitled to one vote. If you have a qualified trust account, the trustee will vote your shares on your behalf or in the same percentage voted on shares that are not held in trust. Shareholders with more than 10% of the outstanding shares of a Fund may call a special meeting for removal of a Trustee. Normally, Victory is not required to hold annual meetings of shareholders. However, shareholders may request one under certain circumstances, as described in the SAI.

Code of Ethics

Victory and the Adviser have each adopted a Code of Ethics to which all investment personnel and all other access persons to each Fund must conform. Investment personnel must refrain from certain trading practices and are required to report certain personal investment activities. Violations of the Code of Ethics can result in penalties, suspension, or termination of employment.

Banking Laws

Banking laws, including the Glass-Steagall Act, prevent a bank holding company or its affiliates from sponsoring, organizing, or controlling a registered, open-end investment company. However, bank holding company subsidiaries may act as investment adviser, transfer agent, custodian, or shareholder servicing agent. They may also purchase shares of such a company and pay third parties for performing these functions for their customers. Should these laws change in the future, the Trustees would consider selecting another qualified firm so that all services would continue.

Shareholder Communications

You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from each Fund. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Funds will send only one copy of the above communications.

If you would like to receive additional copies of any materials, please call the Funds at 800-KEY-FUND.

The securities described in this prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this prospectus and the SAI.

Other Securities and Investment Practices

The following table lists some of the types of securities each of the Funds may choose to purchase under normal market conditions. The majority of the portfolio for each of the Funds other than the tax-exempt Funds is made up of repurchase agreements, short-term debt obligations, and U.S. Government obligations, while the tax-exempt Funds are made up of municipal securities. However, the Funds are also permitted to invest in other securities as shown in the table below. For temporary defensive purposes, each Fund may hold up to 100% of its total assets in cash or short-term money market instruments. For more information on ratings and detailed descriptions of each of the investments below, see the SAI.




List of Allowable Investments                          Financial   Ohio Municipal         Prime       Tax-Free   U.S. Government
and Investment Practices                                Reserves     Money Market   Obligations   Money Market       Obligations
                                                            Fund             Fund          Fund           Fund              Fund
Commercial Paper. Short-term obligations issued                              <F1>                         <F1>
by banks, corporations, broker dealers and other            <F1>             (20%          <F1>           (20%              none
entities to finance their current operations.                            taxable)                     taxable)

Repurchase Agreements. An agreement to sell and                                                                             <F1>
repurchase a security at a stated price plus                                                                      Collateralized
interest. The seller's obligation to the                    <F1>              20%          <F1>            20%    by U.S. Gov't.
Fund is secured by collateral.                                                                                       obligations

Certificates of Deposit. A commercial
bank's obligations to repay funds
deposited with it, earning specified                        <F1>              20%          <F1>            20%              none
rates of interest over given periods.

Master Demand Notes. Unsecured obligations that
permit the investment of fluctuating amounts                <F1>              20%          <F1>            20%              none
by the Funds at varying interest rates.

Short-Term Funding Agreements. Similar to
guaranteed investment contracts, or "GIC's," and
issued by insurance companies. The Funds invest              10%             none           10%           none              none
cash for a specified period and guaranteed amount
of interest as stated in the contract.
(Contracts cannot be sold and may be
considered illiquid.)

U.S. Government Securities. Securities issued or
guaranteed by the U.S. Government, its agencies,                                                                     Only direct
or instrumentalities. Some are direct obligations           <F1>              20%          <F1>            20%          Treasury
of the U.S. Treasury; others are obligations only                                                                    obligations
of the U.S. agency or instrumentality.

Restricted Securities. Securities that are
not registered under federal securities                                      <F1>                         <F1>
laws but that may be traded among qualified                 <F1>             (20%          <F1>           (20%              none
institutional investors and the Fund.                                    taxable)                     taxable)
Some of these securities may be illiquid

Time Deposits. Non-negotiable deposits
in banks that pay a specified rate of .                     <F1>              20%          <F1>            20%              none
interest over a set period of time

Tax and Bond Anticipation Notes. Issued in
expectation of future revenues.                             none          80-100%          none        80-100%              none


                                     - 26 -



<F2>Variable and Floating Rate Securities.
Investment grade instruments, some of which
may be derivatives and illiquid, with                       <F1>             <F1>          <F1>           <F1>              none
interest rates that reset periodically.

Tax-Exempt Commercial Paper. Short-term
obligations that are exempt from state                      <F1>          80-100%          <F1>        80-100%              none
and/or federal income tax.

Eurodollar Obligations. Obligations of
foreign branches of U.S. Banks. .                            25%              20%           25%            20%              none
Subject to 25% concentration by industry

When-Issued and Delayed-Delivery Securities.
A security that is purchased for delivery
at a later time. The market value may change is          33 1/3%          33 1/3%       33 1/3%        33 1/3%           33 1/3%
before the delivery date, and the value
included in the NAV.

Zero Coupon Bonds. These securities are purchased
at a discount from the face value. The face value
is received at maturity, with no interest <F1>              <F1>             <F1>          <F1>           <F1>              <F1>
before then. These may be subject to greater risks                     tax-exempt                   tax-exempt
of price fluctuation than securities that
periodically pay interest.

<F2>Mortgage-Backed Securities. Instruments
secured by a pool of mortgages.
  U.S. Government. Issued or guaranteed by the
  U.S. Government or its agencies; i.e., GNMAs,             <F1>             <F1>          <F1>           <F1>              <F1>
  FNMAs, SLMAs. <F3>                                                   tax-exempt                   tax-exempt
  Non-U.S. Government. Secured by
  non-government entities.

Investment Company Securities. Shares of other
mutual funds with similar investment objectives.
The following limitations apply: (1) no more than                              5%                           5%
5% of a Fund's total assets may be invested in one            5%               3%            5%             3%                5%
mutual fund, (2) a Fund may not own more than                                 10%                          10%
3% of the securities of any one mutual fund, and
(3) no more than 10% of a Fund's total assets in
combined mutual fund holdings.

Illiquid Securities. Investments that cannot be
sold readily within seven days in the usual course        10% of           10% of        10% of         10% of            10% of
of business at approximately the price at which       net assets       net assets    net assets     net assets        net assets
a Fund values them.

                                                         no more     with respect       no more        no more           no more
Securities of Any One Issuer.                            than 5%       to 75%, no       than 5%        than 5%           than 5%
                                                                     more than 5%

Borrowing, Reverse Repurchase Agreements. The
borrowing of money from banks (up to 5% of total              5%               5%            5%             5%                5%
assets) or through reverse repurchase agreements         33 1/3%          33 1/3%       33 1/3%        33 1/3%           33 1/3%
(up to 33 1/3% of total assets). The Funds
will not use borrowing to create leverage.

Securities Lending. In order to generate additional
income, a Fund may lend its portfolio securities.
A Fund will receive collateral for the value of the
security plus any interest due. A Fund only will         33 1/3%          33 1/3%       33 1/3%        33 1/3%           33 1/3%
enter into loan arrangements with entities that
the Adviser has determined are creditworthy.

% Percentage of total assets.

<F1>No limitation of usage; Fund may be using currently.

<F2>Indicates a "derivative security," whose value is linked to, or derived from, another security, instrument, or index.

<F3>Obligations of entities such as the Government National Mortgage Association (GNMA) and the Export-Import Bank of the U.S. are
backed by the full faith and credit of the U.S. Treasury. Others, such as the Federal National Mortgage Association (FNMA) are supported by the right of the issuer to borrow from the U.S. Treasury. Still others, such as the Student Loan Marketing
Association (SLMA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHL), and the Federal Home Loan Mortgage Corporation
(FHLMC) are supported only by the credit of the federal agency.

This page is intentionally left blank.

Bulk Rate
U.S. Postage
PAID
Cleveland, OH
Permit No. 469

Victory Funds

PRINTED ON RECYCLED PAPER

VF/MMMF-PRO (2/97)

                                                                     Rule 497(c)
                                                        Registration No. 33-8982
Victory Funds

PROSPECTUS

INSTITUTIONAL MONEY MARKET FUND

800-KEY-FUND(R) or 800-539-3863

March 1, 1997

THE VICTORY PORTFOLIOS

THE VICTORY INSTITUTIONAL MONEY MARKET FUND

800-KEY-FUND(R)        800-539-3863

This  prospectus  describes  the Victory  Institutional  Money  Market Fund (the
Fund). The Fund is a diversified money market mutual fund and is a part of The Victory Portfolios (Victory), an open-end investment management company. You should read this prospectus before investing in the Fund and keep it for future reference. A detailed Statement of Additional Information (SAI) is also available for your review. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated into this prospectus by reference. If you would like a free copy of the SAI, please request one by calling us at 800-KEY-FUND.

TABLE OF CONTENTS

Introduction    2
Fund Expenses    4
Financial Highlights    5
Investment Objective, Policies, and Strategies    6
An analysis including objective, policies, strategies, expenses, and financial highlights
Risk Factors    7
Investment Limitations    7
Investment Performance    8
Share Price    8
Dividends, Distributions, and Taxes    9
INVESTING WITH VICTORY    11
How to Purchase Shares    11
How to Exchange Shares    13
How to Redeem Shares    14
Organization and Management of the Fund    15
Additional Information    17
Other Securities and Investment Practices    18

An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per unit. Shares of the Fund are:

Not insured by the FDIC;

Not deposits or other obligations of, or guaranteed by, any KeyBank, any of its affiliates, or any other bank;

Subject to investment risks, including possible loss of the principal amount invested.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any securities regulatory authority of any state, nor has the Securities and Exchange Commission or any such state authority passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

KEY TO FUND INFORMATION

OBJECTIVE AND STRATEGY

The goals and the strategy the Fund plans to use in pursuing its investment objective.

RISK FACTORS

The risks that you may assume as an investor in the Fund.

EXPENSES

The costs that you will pay as an investor in the Fund, including sales charges and ongoing expenses.

FINANCIAL HIGHLIGHTS

A table which shows the historical performance of the Fund by share class. This table also summarizes previous operating expenses.

Investment Objective and Strategy

Objective

The investment objective of the Institutional Money Market Fund is to obtain as high a level of current income as is consistent with preserving capital and providing liquidity.

Strategy

The Fund pursues its investment objective by investing in a diversified portfolio of high-quality, short-term U.S. dollar-denominated money market instruments. The Fund seeks to maintain a constant net asset value of $1.00 per share, and shares are offered at net asset value.

Risk Factors

The Fund is not insured by the FDIC, and while it attempts to maintain a $1.00 per share price, there is no guarantee that it will be able to do so. In addition, there are potential credit, interest rate, and market risks. These risks are discussed in the section "Risk Factors."

Who Should Invest

Investors seeking relative safety and easy access to investments

Investors with a low risk tolerance

Investors seeking preservation of capital

Investors willing to accept lower potential returns in return for safety

Fees and Expenses

No Load or sales commission is charged to investors in this Fund. You will, however, incur expenses for investment advisory, management, administrative, and shareholder services, all of which are included in the Fund's expense ratio. This prospectus offers two classes of shares: Investor Shares and Select Shares. The Investor Shares are available to certain institutions or individuals that meet minimum investment requirements, and are not subject to a shareholder servicing fee. The Select Shares are available to certain institutions that provide additional services to investors. The Select Shares Class pays a shareholder servicing fee at an annual rate of up to .25% of the average daily net assets of that class serviced by each servicing agent. See "Organization and Management of the Fund--Shareholder Servicing--Select Shares."

Purchases

The minimum initial investment is $1,000,000 and $500 thereafter. The initial investment must be accompanied by the Fund's Account Application. Fund shares may be purchased by check, Automated Clearing House, or wire. See "How to Purchase Shares."

Redemptions

You can redeem Fund shares by written request or telephone. When the Transfer Agent receives a redemption request in proper form, the Fund will redeem the shares and credit your bank account or send the proceeds to the address designated on your Account Application. See "How to Redeem Shares."

Dividends/Distributions

Income is accrued and declared daily by the Fund and is paid monthly. Any capital gains realized by the Fund are paid as dividends annually. The Fund can send your dividends directly to you by mail, credit them to your bank account, reinvest them in the Fund, or invest them in another fund of the Victory Group. The "Victory Group" includes other funds of The Victory Portfolios and Key Mutual Funds. You can make this choice when you fill out an account application. See "Dividends, Distributions, and Taxes."

Other Services

Victory offers a number of other services to better serve shareholders including exchange privileges. See "How to Exchange Shares" and "How to Redeem Shares." Our toll-free fax number is 800-529-2244. You can reach Victory's Telecommunication Device for the Deaf (TDD) at 800-970-5296.



General Information About the Institutional Money Market Fund
                                    Investor Shares         Select Shares
Inception Date                      1/20/83                 6/5/95
Estimated Annual Expenses
(as a percentage of net assets)     .27%                    .52%
Newspaper Abbreviation<F1>          VictoryInst             VictoryInstS

<F1> All newspapers do not carry the same abbreviation.


The following pages provide you with an overview of the Fund. Please look at the objective, policies, strategies, risks, expenses, and financial history to determine if this Fund will suit your risk tolerance and investment needs. You should also review the "Other Securities and Investment Practices" section for additional information about the individual securities in which the Fund can invest and the risks related to these investments.

Fund Expenses

Institutional Money Market Fund

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the Institutional Money Market Fund. You will note in the table that you do not pay fees of any kind when you buy, sell, or exchange shares of the Fund.



Shareholder Transaction Expenses<F1>             Investor Shares        Select Shares
Maximum Sales Charge Imposed on Purchases        NONE                   NONE
Sales Charge Imposed on Reinvested Dividends     NONE                   NONE
Deferred Sales Charge                            NONE                   NONE
Redemption Fees                                  NONE                   NONE
Exchange Fees                                    NONE                   NONE

<F1> You may be charged  additional  fees if you purchase,  exchange,  or redeem shares through a broker or agent.



This example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Fund.



Annual Fund                                     Investor        Select Operating Expenses
                                                Shares          Shares
After expense waivers and reimbursements
(as a percentage of average daily net assets)
Management Fee<F1>                              .20%            .20%
Other Expenses<F1>                              .07%            .30%<F2>
Total Fund  Operating Expenses<F1>              .27%            .52%

<F1>  These  fees  have been  voluntarily  reduced.  Without  this  waiver,  the
Management  Fee would be .25%,  and the Total Fund  Operating  Expenses would be
 .47% for  Investor  Shares  and .72% for  Select  Shares.
<F2> Other Expenses includes an estimate of shareholder  servicing fees the Fund expects to pay. (See "Organization and Management of the Fund--Shareholder Servicing Plan.")



The Annual Fund Operating Expense table illustrates the estimated operating expenses that you will incur as a shareholder of the Fund. These expenses are charged directly to the Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Fund.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return, and (2) redemption at the end of each time period.



                       1 Year    2 Years   5 Years   10 Years
Investor Shares        $3        $ 9       $15       $34
Select Shares          $5        $17       $29       $65



This example is only an illustration. Actual expenses and returns will vary. The Financial Highlights describe the Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Fund for each of the periods indicated.

Financial Highlights

The financial highlights were audited by Coopers & Lybrand L.L.P. for the 1995 and 1996 periods and by other auditors for all earlier periods. This information should be read in conjunction with the Fund's most recent Annual Report to shareholders, which is incorporated by reference into the SAI. If you would like a copy of the Annual Report, write or call the Fund at 800-KEY- FUND.



                                                INVESTOR Shares<F5>                                SELECT Shares<F5>
                                        Year Ended         Six Months Ended              Year Ended         June 5, 1995 to
                                      October 31, 1996    October 31, 1995<F4>        October 31, 1996    October 31, 1995<F4>
Net Asset Value,
 Beginning of Period                  $  1.000            $  1.000                    $  1.000            $ 1.000
Income from Investment Activities
 Net investment income                   0.053               0.290                       0.050              0.012
Distributions
 Net investment income                  (0.053)             (0.290)<F2>                 (0.050)            (0.012)
                                      --------            --------                    --------            -------
Net Asset Value,
 End of Period                        $  1.000            $  1.000                    $  1.000            $ 1.000
                                      ========            ========                    ========            =======
Total Return                              5.41%               2.90%<F2>                   5.16%              1.23%<F2>
Ratios/Supplemental Data:
 Net Assets,
 End of Period (000)                  $671,575            $504,536                    $373,090            $11,479
Ratio of expenses to
 average net assets                       0.27%               0.26%<F3>                   0.52%              0.51%<F3>
Ratio of net investment
 income to average net assets             5.27%               5.69%<F3>                   4.97%              5.33%<F3>
Ratio of expenses to
 average net assets<F7>                   0.48%               0.49%<F3>                   0.73%              1.00%<F3>
Ratio of net investment
 income to average net assets<F7>         5.06%               5.46%<F3>                   4.77%              4.84%<F3>


                                      -4-



                                         Year Ended         Year Ended          Year Ended          Year Ended
                                      April 30, 1995<F8>  April 30, 1994<F8>  April 30, 1993<F8>  April 30, 1992<F8>
Net Asset Value,
 Beginning of Period                  $  1.000            $  1.000            $  1.000            $  1.000
Income from Investment Activities
 Net investment income                   0.500               0.028               0.032               0.051
Distributions
 Net investment income                  (0.500)             (0.028)             (0.032)             (0.051)
                                      --------            --------            --------            --------
Net Asset Value,
 End of Period                        $  1.000            $  1.000            $  1.000            $  1.000
                                      ========            ========            ========            ========
Total Return                              4.91%               2.80%               3.26%               5.21%
Ratios/Supplemental Data:
 Net Assets,
 End of Period (000)                   $449,814            $541,229            $155,097            $177,640
Ratio of expenses to
 average net assets                       0.27%               0.55%               0.43%               0.30%
Ratio of net investment
 income to average net assets             4.91%               2.78%               3.19%               5.06%
Ratio of expenses to
 average net assets<F7>                   0.51%               0.55%               0.48%               0.42%
Ratio of net investment
 income to average net assets<F7>         4.67%               2.78%               3.14%               4.94%


                                         Year Ended         Year Ended          Year Ended          Year Ended
                                      April 30, 1991<F8>  April 30, 1990<F8>  April 30, 1989<F8>  April 30, 1988<F8>
Net Asset Value,
 Beginning of Period                   $  1.000            $  1.000            $  1.000            $  1.000
Income from Investment Activities
 Net investment income                    0.076               0.087               0.082               0.068
Distributions
 Net investment income                   (0.076)             (0.087)             (0.082)             (0.068)<F6>
                                       --------            --------            --------            --------
Net Asset Value,
 End of Period                         $  1.000            $  1.000            $  1.000            $  1.000
                                       ========            ========            ========            ========
Total Return                              7.83%               8.95%               8.46%               6.98%
Ratios/Supplemental Data:
 Net Assets,
 End of Period (000)                   $248,515            $178,208            $133,492            $172,151
Ratio of expenses to
 average net assets                        0.30%               0.30%               0.29%               0.25%
Ratio of net investment
 income to average net assets              7.46%               8.63%               8.21%               6.94%
Ratio of expenses to
average net assets<F7>                    0.44%               0.43%               0.36%               0.25%
Ratio of net investment
income to average net assets<F7>          7.32%


                                         Year Ended         Year Ended
                                      April 30, 1987<F8>  April 30, 1986<F8>
Net Asset Value,
 Beginning of Period                  $  1.000            $ 1.000
Income from Investment Activities
 Net investment income                   0.061              0.075
Distributions
 Net investment income                  (0.061)<F6>        (0.075)
                                      --------            -------
Net Asset Value,
 End of Period                        $  1.000            $ 1.000
                                      ========            =======
Total Return                              6.21%              7.72%
Ratios/Supplemental Data:
 Net Assets,
 End of Period (000)                  $106,961            $56,260
Ratio of expenses to
 average net assets                       0.24%              0.39%
Ratio of net investment
 income to average net assets              6.02%<F6>          7.58%<F6>
Ratio of expenses to
 average net assets<F7>                   0.24%              0.39%
Ratio of net investment
 income to average net assets<F7>

<F2> Not annualized.
<F3> Annualized.
<F4> Effective June 5, 1995, the Victory  Institutional  Money Market  Portfolio
became the Institutional Money Market Fund, and the Fund commenced offering separate share classes.
<F5>  Effective  March 1,  1996,  the Fund  designated  Institutional  Shares as
Investor Shares and Service Shares as Select Shares.
<F6> Through March 13, 1988,  distributions  were declared from the total of net investment income, net realized gain/(loss) on investments and unrealized appreciation (depreciation) of investments. Subsequently, distributions have been declared solely from net investment income.
<F7> During the period, certain fees were voluntarily reduced and/or reimbursed.
If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F8> Audited by other auditors.

Investment Objective, Policies, and Strategies

Investment Objective

FThe investment objective of the Fund is to obtain as high a level of current income as is consistent with preserving capital and providing liquidity.

Investment Policies and Strategy

The Fund pursues its investment objective by primarily investing in short- term, high-quality debt instruments.

Under normal market conditions, the Fund primarily invests in:

Negotiable certificates of deposit, time deposits, and bankers' acceptances of U.S. banks and U.S. branches of foreign banks

Short-term corporate obligations, such as commercial paper, notes, and bonds Repurchase Agreements

Other  debt  obligations  such  as  master  demand  notes,   short-term  funding
agreements, variable and floating rate securities, and private placement investments

U.S. Treasury obligations and obligations of government sponsored agencies, such as GNMA, FNMA, SLMA, FFCB, FHL, and FHLMC1/

When-issued or delayed-delivery securities

Eurodollar debt obligations

Important Characteristics of the Fund's Investments:

Quality: The Fund invests only in instruments that are rated at the time of purchase in the highest category by two or more NRSROs2/, or in the highest category if rated by only one NRSRO, or if unrated, determined to be of equivalent quality. The Board of Trustees has established policies to ensure that the Fund invests in high quality, liquid instruments. For more information on ratings, see the Appendix to the SAI.

Maturity: Weighted average maturity of 90 days or less. Individual investments may be purchased with remaining maturities ranging from one day to 397 days.

Risk

The Fund is subject to credit risk, interest rate risk, inflation risk, and market risk. Please read "Risk Factors" carefully before investing. For more information about other securities in which the Fund can invest, see "Other Securities and Investment Practices" and the SAI.The Board of Trustees has established policies to ensure that the Fund invests in high quality, liquid instruments.

1/Obligations  of  entities  such  as  the  Government   National   Mortgage
Association (GNMA) and the Export-Import Bank of the U.S. are backed by the full faith and credit of the U.S. Treasury. Others, such as the Federal National Mortgage Association (FNMA) are supported by the right of the issuer to borrow from the Treasury. Still others, such as the Student Loan Marketing Association
(SLMA), Federal Farm Credit Banks (FFCB), Federal Home Loan Bank (FHLB), and the Federal Home Loan Mortgage Corporation (FHLMC) are supported only by the credit of the federal agency.
2/An NRSRO is a nationally recognized statistical rating organization such as Standard & Poor's (S&P), Fitch, or Moody's which assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

Risk Factors

This prospectus describes some of the risks that you may assume as an investor in the Fund. Some limitations on the Fund's investments are described in the section that follows. "Other Securities and Investment Practices" at the end of this prospectus provides additional information on the securities mentioned in the overview of the Fund. As with any mutual fund, there is no guarantee that the Fund will earn income. Over time, money market mutual funds have offered investors the least amount of principal risk; therefore, the potential return is usually lower than for other types of investments.

The following risk is common to all mutual funds:

Market risk is the risk that the market value of a debt security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price the Fund originally paid for it, or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market, and is common to all investments.

The following risks are common to all money market mutual funds: Credit (or default) risk is the possibility that the issuer of a security will be unable to make timely payments of interest or principal. Although the Fund invests only in high-quality securities, the interest or principal payments are not insured or guaranteed.

Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by the Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities.

Interest rate risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. Therefore, when interest rates go up, the value of a fixed-rate security typically goes down. When interest rates go down, the value of these securities typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.

It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

Investment Limitations

To help reduce risk and maintain its $1.00 per share price, the Fund has adopted limitations on some investment policies. These limits involve the Fund's ability to borrow money and the amount it can invest in various types of securities, including illiquid securities. Certain limitations can be changed only with the approval of shareholders. Victory's Board of Trustees can change other investment limitations without shareholder approval. See "Other Securities and Investment Practices" and the SAI for more information.

The Fund limits to 25% of its total assets the amount it may invest in any single industry (other than U.S. Government obligations and U.S. banks). The Fund limits its borrowing to 33 1/3% of its total assets. Borrowing would be in the form of selling a security that it owns and agreeing to repurchase that security later at a higher price. The Fund does not intend to borrow for leverage purposes.

The SEC and IRS have certain restrictions with which all mutual funds must comply. The Fund monitors these limitations on an ongoing basis.

Diversification Requirements

SEC Requirement: The Fund is "diversified" according to certain federal securities provisions regarding the diversification of its assets. Generally, under those provisions, the Fund must invest at least 75% of its total assets so that no more than 5% of its total assets are invested in the securities of any one issuer.

IRS Requirement: The Fund also intends to comply with certain federal tax requirements regarding the diversification of its assets, which generally are less restrictive than the securities provisions.

SEC Money Market Mutual Fund Requirement: The Fund also intends to comply with certain more stringent federal securities diversification provisions for money market funds. Generally, to comply with those provisions, the Fund will not invest more than 5% of its total assets in the securities of any one issuer at the time of purchase. These diversification provisions and requirements are discussed in the SAI.

Past performance is not a guarantee of future results. You may obtain the current 7-day yield by calling 800-KEY-FUND. Our Shareholder Servicing representatives are available from 8:00 a.m. to 7:00 p.m. Eastern Time Monday through Friday.

Investment Performance

Victory may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information may also appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Performance information is contained in the annual and semi-annual reports. You may obtain a copy free of charge by calling 800-KEY-FUND.

The "7-day yield" is an "annualized" figure--the amount you would earn if you stayed in the Fund for a year and the Fund continued to earn the same net interest income throughout that year. To calculate 7-day yield, net investment income per share for the most recent 7 days is multiplied by 52 (52 weeks/year), then divided by the NAV ($1.00) to get a percentage, which is the 7-day yield.

Yield is a measure of net interest income.

Effective yield is similar to yield, except it is assumed that dividends are reinvested daily and compounded.

Average annual total return is a hypothetical measure of past dividend income plus capital appreciation.

It is the sum of all parts of your investment return for periods greater than one year.

Total return is the sum of all parts of a Fund's investment return.

Whenever you see information on the Fund's performance, do not consider the past performance to be an indication of the performance you could expect by making an investment in the Fund today. The past is an imperfect guide to the future. As you know, history does not always repeat itself.

Share Price

The Fund's share price, called its net asset value (NAV), is calculated each business day (normally at 2:00 p.m. Eastern Time). Shares are purchased at the next share price calculated after your order is received and accepted. A business day is a day on which the Federal Reserve Bank of Cleveland and the New York Stock Exchange is open for trading or any day in which enough trading has occurred in the securities held by the Fund to materially affect the NAV. If your account is established with an Investment Professional or a bank, you may not be able to purchase or sell shares on other holidays when the Federal Reserve Bank of Cleveland is closed, even though the New York Stock Exchange is open.

Since the Fund seeks to maintain a $1.00 NAV, an accounting system called the "Amortized Cost Method" is used to value individual holdings. You can read about this system in the SAI.

The Fund's performance can be found once a week in The Wall Street Journal and other local newspapers.

Dividends, Distributions, and Taxes

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments less expenses. The Fund passes its earnings along to investors in the form of dividends. Dividend distributions are the interest earned on investments after expenses. Money market funds usually don't distribute capital gains; however, if the Fund does make a distribution, it usually occurs in December. As with any investment, you should consider the tax consequences of an investment in the Fund.

Ordinarily, net income earned on securities owned by a fund accrues daily, is declared daily, and is paid monthly. Shareholders who earn a dividend of less than $10.00 will have dividends reinvested automatically into their accounts. Distributions can be received in one of the following ways:

Reinvestment Option

You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Cash Option

You will be mailed a check no later than 7 days after the pay date.

Directed Dividends Option

You can have distributions automatically reinvested in shares of another fund of the Victory Group. The "Victory Group" includes other funds of The Victory Portfolios and Key Mutual Funds. If distributions are reinvested in a different class of another fund, you may pay a sales charge on the reinvested distributions.

Directed Bank Account Option

In most cases, you can have distributions automatically transferred to your bank checking or savings account. Under normal circumstances, it would be transferred within 7 days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Your  choice  of  distribution   should  be  set  up  on  the  original  Account
Application. If you would like to change the option you selected, please call the Transfer Agent at 800-KEY-FUND.

Important Information about Taxes

The Fund intends to continue to qualify as a regulated investment company, in which case it pays no federal income tax on the earnings or capital gains it distributes to its shareholders.

Dividends from the Fund's long-term capital gain are taxable as capital gain; dividends from other sources are generally taxable as ordinary income.

Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They may also be subject to state and local taxes.

Certain dividends paid to you in January will be taxable as if they had been paid to you in December of the previous year.

When you sell (redeem) or exchange shares of the Fund, you must recognize any gain or loss. However, as long as the Fund's NAV per share does not deviate from $1.00, there will be no gain or loss.

You will receive tax statements from the Fund every January showing the amounts and tax status of distributions made to you.

Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

You  should  review  the  more  detailed   discussion  of  federal   income  tax
considerations in the SAI.

THE TAX INFORMATION IN THIS PROSPECTUS IS PROVIDED AS GENERAL INFORMATION. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT THE TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND.

Investing with Victory

If you are looking for a convenient way to open an account for yourself or to add money to an existing account, Victory can help. This section will describe how to open an account, how to access information on your account, and how to purchase, exchange, and redeem shares of the Fund. We want to make it simple for you to do business with us. The sections that follow will serve as a guide to your investments with Victory. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-KEY-FUND. They will be happy to assist you.

How to Purchase Shares

Investor and Select Shares can be purchased in a number of different ways. All you need to do to get started is to fill out an application. You can send in your investment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. An Investment Professional is a salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Sometimes they will charge you for these services. Their fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

When you buy shares of the Fund, your cost will be $1.00 per share.

Make your check payable to: The Victory Funds

Keep the following addresses handy for purchases, exchanges, or redemptions.

Regular U.S. Mail Address

Send completed Account Applications with your check, bank draft, or money order to:

The Victory Funds
P.O. Box 8527
Boston, MA 02266-8527

Overnight Mail Address

Use the following address ONLY for overnight packages.

The Victory Funds
c/o Boston Financial Data Services
Two Heritage Drive
Quincy, MA 02171

PHONE: 800-KEY-FUND

Wire Address

The Transfer Agent does not charge a wire fee, but your originating bank may charge a fee. Always call the Transfer Agent at 800-KEY-FUND BEFORE wiring funds to obtain a control number.

State Street Bank and Trust Co.
ABA #011000028

For Credit to DDA
Account #9905-201-1

For Further Credit to Account # (insert account number, name and control number assigned by the Transfer Agent)

Telephone Number:
800-KEY-FUND
800-539-3863

Fax Number:
800-529-2244

Telecommunication Device for the Deaf (TDD):
800-970-5296

ACH

If you would like to make additional investments after your account is already established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up the ACH feature. The Funds do not currently charge a fee for ACH transfers.

Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchases, exchanges, or redemptions. If your account has been set up by an Investment Professional, account dividends will be detailed in their statements to you. Share certificates are not issued. Twice a year, you will receive the financial reports of the Fund. By January 31 of each year, you will be mailed an IRS form reporting account distributions for the previous year, which will also be filed with the IRS.

All purchases must be made in U.S. Dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order at its sole discretion. If your check is returned for any reason, you may be charged for any resulting fees and/or losses. Third party checks will not be accepted. You may only invest or exchange into fund shares legally available in your state.

If you would like to make additional investments after your account is already established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

How to Exchange Shares

An exchange is the selling of shares of one fund of the Victory Group to purchase shares of another. You may exchange shares of one Victory fund for shares of the same class of any other, generally without paying any additional sales charges. (See the more complete explanation below.) The "Victory Group" includes funds offered as a part of the Victory Funds and Key Mutual Funds. Key Mutual Funds is affiliated with KeyCorp.

You can obtain a list of funds available for exchange by calling the Transfer Agent at 800-KEY-FUND.

You can exchange shares of the Fund by writing or calling the Transfer Agent at 800-KEY-FUND. When you exchange shares of the Fund, you should keep the following in mind:

Shares of the Fund selected for exchange must be available for sale in your state of residence.

The Fund whose shares you want to exchange and the fund whose shares you want to buy must offer the exchange privilege.

Shares of the Fund may be exchanged at relative net asset value. However, if you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. Since the Fund does not have a sales charge, if you were to purchase another fund in the Victory Group that has a 4.75% sales charge, you would pay the 4.75% sales charge.

You must meet the minimum purchase requirements for the fund you purchase by exchange.

The registration and tax identification numbers of the two accounts must be identical.

You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares on any business day.

Before exchanging, read the prospectus of the fund you wish to purchase by exchange.

How to Redeem Shares

If we receive your request by 2:00 p.m. Eastern Time, your redemption will be processed the same day.

There are a number of convenient ways to redeem shares of the Fund. You can use the same mailing and wiring addresses listed for purchases. You will earn dividends up to and including the date your redemption request is processed.

By Telephone

The easiest way to redeem shares is by calling 800-KEY-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization". Then when you are ready to redeem, call us and tell us which one of the following options you would like to use:

Mail a check to the address of record;

Wire funds to a domestic financial institution;

Mail to a previously designated alternate address; or

Electronically transfer the funds via ACH.

All telephone calls are recorded for your protection and measures are taken to verify the identity of the caller. If we properly act on telephone instructions and follow reasonable procedures to ensure against unauthorized transactions, neither Victory nor its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the Transfer Agent by telephone, consider placing your order by mail.

By Mail

Use the Regular U.S. Mail or Overnight Mail Address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. All account owners must sign. A signature guarantee is required for the following redemption requests:

Redemptions over $10,000;

Your account registration has changed within the last 15 days;

The check is not being mailed to the address on your account;

The check is not being made payableto the owner of the account; or

If the redemption proceeds are being transferred to another Victory Group account with a different registration.

A signature guarantee can be obtained from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.

By Wire

If you want to redeem funds by wire, you must establish a Fund account which will accommodate wire transactions. If you call by 2:00 p.m. Eastern Time, your funds will be wired on the same business day.

By ACH

Normally, your redemption will be processed on the same day, or the next day if your instructions are received after 2:00 p.m. Eastern Time. It will be transferred by ACH as long as the transfer is to a domestic bank.

Under certain emergency circumstances, the right of redemption may be suspended. Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared. If you request a complete redemption, any dividend accrued will be included with the redemption proceeds.

Organization and Management of the Fund

About Victory

The Fund is a member of the Victory Funds, a group of 26 distinct investment portfolios. Some of the Victory Funds have been operating since 1983.

The Board of Trustees of Victory has the overall responsibility for the management of the Fund. They are elected by the shareholders.

The Investment Advisers

We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Fund to service the shareholders. They are paid a fee for their services.

One of the Fund's most important contracts is its Advisory Agreement with Key Asset Management Inc. (KAM or the Adviser), a New York Corporation registered as an investment adviser with the SEC. KAM is a subsidiary of KeyBank National Association, a wholly-owned subsidiary of KeyCorp. Effective February 28, 1997, KAM became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp. Affiliates of the Adviser manage approximately $50 billion for a limited number of individual and institutional clients.

The Advisory Agreement allows the Adviser to hire employees of its affiliates. It also allows KAM to choose brokers or dealers to handle the purchases and sales of the Fund's securities, subject to Board approval. Key Investments, Inc.
(KII) and/or Key Clearing Corporation (KCC) may act as clearing broker for the Funds' security transactions in accordance with procedures adopted by the Funds, and receive commissions or fees in connection with their services to the Funds. Both KII and KCC are wholly-owned indirect subsidiaries of KeyCorp and affiliates of the adviser.

Prior to February 28, 1997, KeyCorp Mutual Fund Advisers, Inc. was the adviser and Society Asset Management, Inc. (formerly the adviser) was the sub-adviser to the Fund. During the fiscal year ended October 31, 1996, KeyCorp Mutual Fund Advisers, Inc. was paid an advisory fee at an annual rate based on the average daily net assets of the Fund as follows:



Advisory Fees
(after waivers and reimbursements)
Investor Shares   .13%
Select Shares     .13%



Management of the Fund

Trustees

Supervise the Fund's activities.

Investment Adviser

Key Asset Management Inc.
127 Public Square
Cleveland, OH 44114

Manages the Fund's business
and investment activities.

The Administrator, Distributor, and Fund Accountant

BISYS Fund Services is the Administrator and the Distributor. BISYS is paid a fee at an annual rate of .15% of the Fund's average daily net assets as the Administrator, but does not charge a fee for its services as Distributor. BISYS Fund Services Ohio, Inc. receives a fee as the Fund's Accountant.

The Distributor may provide sales support, including cash or other compensation, to dealers for selling shares of the Fund. Payments may be in the form of trips, tickets, and/or merchandise offered through sales contests. It does this at its own expense, and not at the expense of the Fund or its shareholders.

Shareholder Servicing--Select Shares

Victory has a Shareholder Servicing Plan for the Select Shares class of the Fund. The shareholder servicing agent performs a number of services for their customers who are shareholders of the Fund. It establishes and maintains accounts and records, processes dividend and distribu-tion payments, arranges for bank wires, assists in transactions, and changes account information. For these services, the Fund pays a fee at an annual rate of up to .25% of the average daily net assets of the shares serviced by the agent. The Fund has agreements with various shareholder servicing agents, including KeyBank National Association and its affiliates, other financial institutions, and securities brokers. Shareholder servicing agents may waive all or a portion of their fee periodically.

Distribution Plan

Under Rule 12b-1 of the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for the Fund. The Fund does not currently pay expenses under this plan.

Independent Accountants

Coopers & Lybrand L.L.P. serves as independent accountants to the Fund.

Legal Counsel

Kramer, Levin, Naftalis & Frankel serves as legal counsel to the Fund. The Fund is supervised by the Board of Trustees who monitor the services provided to investors.

How the Fund is Organized

Shareholders

Financial Services Firms and their Investment Professionals

Advise current and prospective shareholders on their fund investments.

Transfer Agent/Servicing Agent

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Boston Financial Data Services
Two Heritage Drive
Quincy, MA 02171

Handles services like record-keeping, statements, processing of buy and sell requests, distribution of dividends, and servicing of shareholders' accounts.

Administrator, Distributor,and Fund Accountant

BISYS Fund Services, Inc. and
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

Markets the Fund, distributes shares through Investment Professionals, and calculates the value of shares

Custodian

Key Trust Company of Ohio, N.A.
127 Public Square
Cleveland, OH 44114

Provides for safekeeping of the Fund's investments and cash, and settles trades made by the Fund.

Additional Information

Some additional information you should know about the Fund.

Share Classes

The Fund offers only the classes of shares described in this prospectus, but at some future date, the Fund may offer additional classes of shares through a separate prospectus.

Your Rights as a Shareholder

All shareholders of each class have equal voting, liquidation, and other rights. As a shareholder of a Fund, you have rights and privileges similar to those enjoyed by other corporate shareholders. Delaware Trust law limits the liability of shareholders.

If any matters are to be voted on by shareholders (such as a change in a fundamental investment objective or the election of trustees), each share outstanding at that point would be entitled to one vote. If you have a qualified trust account, the trustee will vote your shares on your behalf or in the same percentage voted on shares that are not held in trust. Shareholders with more than 10% of the outstanding shares of the Fund may call a special meeting for removal of a Trustee. Normally, Victory is not required to hold annual meetings of shareholders. However, shareholders may request one under certain circumstances, as described in the SAI.

Code of Ethics

Victory and the Adviser have each adopted a Code of Ethics to which all investment personnel and all other access persons to the Fund must conform.
Investment personnel must refrain from certain trading practices and are required to report certain personal investment activities. Violations of the Code of Ethics can result in penalties, suspension, or termination of employment.

Banking Laws

Banking laws, including the Glass-Steagall Act, prevent a bank holding company or its affiliates from sponsoring, organizing or controlling a registered, open-end investment company. However, bank holding company subsidiaries may act as investment adviser, transfer agent, custodian, or shareholder servicing agent. They may also purchase shares of such a company and pay third parties for performing these functions for their customers. Should these laws change in the future, the Trustees would consider selecting another qualified firm so that all services would continue.

Shareholder Communications

You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Fund. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Fund will send only one copy of the above communications.

The securities described in this prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this prospectus and the SAI.

If you would like to receive additional copies of any materials, please call the Fund at 800-KEY-FUND.

Other Securities and Investment Practices

The following table lists some of the types of securities the Fund may choose to purchase under normal market conditions. The majority of the portfolio for the Fund is made up of repurchase agreements, short-term obligations, and/or U.S. Government obligations. However, the Fund is also permitted to invest in the securities as shown in the table below.



List of Allowable Investments and Investment Practices                                             Institutional Money Market
Repurchase Agreements. An agreement to sell and repurchase a security at a stated
price plus interest. The seller's obligation to the Fund is secured by collateral.                 <F1>

Commercial Paper.  Short-term  obligations  issued by banks,  corporations,  and
other entities to finance their current operations.                                                <F1>

Certificates of Deposit. A commercial bank's obligation to repay funds deposited
with it, earning specified rates of interest over given periods.                                   <F1>

Master  Demand  Notes.  Unsecured  obligations  that  permit the  investment  of
fluctuating amounts by the Fund at varying interest rates.                                         <F1>

Short-Term Funding Agreements.  Similar to guaranteed investment  contracts,  or                   10% of
"GIC's,"  and  issued  by  insurance  companies.  The  Fund  invests  cash for a                   net assets
specified  period and 10% of a  guaranteed  amount of  interest as stated in the contract. (Contracts cannot be sold net assets and may be considered illiquid.)

U.S.  Government  Securities.  Securities  issued  or  guaranteed  by  the  U.S.                   <F1>
Government,  its agencies or  instrumentalities.  Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency.

Restricted  Securities.   Securities  that  are  not  registered  under  federal                   <F1>
securities laws but that may be traded among qualified  institutional  investors and the Fund. Some of these securities may be illiquid.

Time  Deposits.  Non-negotiable  deposits in banks that pay a specified  rate of
interest over a set period of time.                                                                <F1>

<F2>Variable & Floating Rate Securities.  Investment grade instruments,  some of
which  may  be  derivatives  and  illiquid,   with  interest  rates  that  reset
periodically.                                                                                      <F1>

Eurodollar  Obligations.  Obligations of foreign branches of U.S. Banks. Subject
to 25% concentration by industry.                                                                   25%

When-Issued and  Delayed-Delivery  Securities.  A security that is purchased for                    33 1/3%
delivery at a later time.  The market value may change  before the delivery date and the value is included in the NAV.

Zero Coupon Bonds.  These  securities  are purchased at a discount from the face                    <F1>
value. The face value is received at maturity,  with no interest payments before then. These


                                      -18-

<F2>Mortgage-Backed  Securities.  Securities backed by a pool of mortgages. U.S.                    <F1>
Government.  Issued or guaranteed by the U.S. Government or its agencies;  i.e.,
GNMAs,  FNMAs,  SLMAs.  Non-U.S.  Government.   Backed  by  non-government
entities.

Illiquid  Securities.  Investments that cannot be sold readily within seven days                   10% of
in the 10% of usual  course of  business at  approximately  the price at which a                   net assets
Fund values them. net assets

Securities of Any One Issuer.                                                                      no more
                                                                                                   than 5%

Borrowing,  Reverse Repurchase Agreements. The borrowing of money from banks (up
to 5% of total assets) or through reverse  repurchase  agreements (up to 33 1/3%                   5%
of 5% total assets). The Fund will not use borrowing to create leverage.                           33 1/3%

Securities  Lending. In order to generate additional income, a Fund may lend its                   33 1/3%
portfolio  securities.  A Fund  will  receive  collateral  for the  value of the security  plus any interest  due. A Fund only will enter into loan  arrangements with entities that the Adviser has determined are creditworthy.

% Percentage of total assets.
<F1> No limitation of usage; Fund may be using currently.

<F2>  Indicates a  "derivative  security,"  whose value is linked to, or derived from, another security, instrument or index.



The Fund also may hold cash for temporary defensive purposes. For more information on ratings and detailed descriptions of each of the above investment vehicles, see the SAI.

This page is intentionally left blank.

Bulk Rate
U.S. Postage
PAID
Cleveland, OH
Permit No. 469

Victory Funds

PRINTED ON RECYCLED PAPER

VF/IMMF-PRO (2/97)

                                                                     Rule 497(c)
                                                        Registration No. 33-8982


Victory Funds

PROSPECTUS

THE VICTORY LAKEFRONT FUND

800-KEY-FUND(R) or 800-539-3863

March 1, 1997

TABLE OF CONTENTS

Introduction                                                               3

Investment Objective, Policies, and Strategies                             5
An analysis including objectives, policies, strategies, and expenses

Risk Factors                                                               7

Investment Limitations                                                     8

Investment Performance                                                     9

Share Price                                                                9

Dividends, Distributions, and Taxes                                       10

Investing with Victory                                                    12

Calculation of Sales Charges                                              12

How to Purchase Shares                                                    14

How to Exchange Shares                                                    16

How to Redeem Shares                                                      17

Organization and Management of the Fund                                   18

Additional Information                                                    20

Other Securities and Investment Practices                                 21

Shares of the Fund are:

Not insured by the FDIC;

Not deposits or other obligations of, or guaranteed by, any KeyBank, any of its affiliates, or any other bank;

Subject to investment risks, including possible loss of the principal amount invested.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any securities regulatory authority of any state, nor has the Securities and Exchange Commission or any such state authority passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE VICTORY PORTFOLIOS

THE VICTORY LAKEFRONT FUND

800-KEY-FUND(R)       800-539-3863

This prospectus describes the Lakefront Fund (the Fund). The Fund is a diversified mutual fund and is a part of The Victory Portfolios (Victory), an open-end investment management company. This prospectus explains the objective, policies, risks, and strategies of the Fund.
You should read this prospectus before investing and keep it for future reference. A detailed Statement of Additional Information (SAI) is also available for your review. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated in this prospectus by reference. If you would like a free copy of the SAI, please request one by calling us at 800-KEY-FUND.

KEY TO FUND INFORMATION

Objective and Strategy

The goals and the strategy that the Fund plans to use in pursuing its investment objective.

Risk Factors

The risks that you may assume as an investor in the Fund.

Expenses

The costs that you will pay as an investor in the Fund, including sales charges and ongoing expenses.

Investment Objective and Strategy

Objective

The Lakefront Fund seeks to provide long-term growth of capital and income.

Strategy

The Fund pursues its investment objective by investing primarily in a diversified group of equity securities with an emphasis on high-quality, financially strong companies whose stocks are believed to be undervalued. In making investment decisions, the Sub-Adviser may consider a company's demonstrated commitment to diversity among its employees and suppliers as a means of enhancing the company's competitive advantage. Please review "Investment Objective, Policies, and Strategies" and "Other Securities and Investment Practices" for an overview of the Fund.

Risk Factors

The Fund is not insured by the FDIC. Since equity securities fluctuate in value, the Fund's shares also will fluctuate in value. In addition, there are other potential risks, which are discussed in the section "Risk Factors."

Who Should Invest

Investors willing to accept higher short-term risk along with higher potential long-term returns

Investors seeking capital appreciation over the long-term

Investors seeking funds for the growth portion of a diversified portfolio

Investors who are investing for goals that are many years in the future

Investors seeking to support diversity through their participation in the Fund

Fees and Expenses

You may pay a sales charge of up to 4.75% of the offering price, depending on the amount you invest. You also will incur expenses for investment advisory, management, administrative, and shareholder services, all of which are included in the Fund's expense ratio.

Purchases

The minimum initial investment is $500 for most accounts ($250 for Individual Retirement Accounts) and $25 thereafter. The initial investment must be accompanied by the Fund's Account Application. Fund shares may be purchased by check, Automated Clearing House, or wire. See
"How to Purchase Shares."

Redemptions

You can redeem Fund shares by written request or telephone. When the Transfer Agent receives a redemption request in proper form, the Fund will redeem the shares and credit your bank account or send the proceeds to the address designated on your Account Application. See "How to Redeem Shares."

Dividends/Distributions

Ordinarily, the Fund declares and pays dividends from its net investment income quarterly. Any net capital gains realized by the Fund are paid as dividends at least annually. The Fund can send your dividends directly to you by mail, credit them to your bank account, reinvest them in the Fund, or invest them in another fund of the Victory Group. The "Victory Group" includes other funds of The Victory Portfolios and Key Mutual Funds. You can make this choice when you fill out an Account Application. See "Dividends, Distributions, and Taxes."

Other Services

Victory offers a number of other services to better serve shareholders including exchange privileges and automated investment and withdrawal plans. See "How to Exchange Shares" and "How to Redeem Shares." Our toll-free fax number is 800-529-2244. You can reach Victory's Telecommunication Device for the Deaf (TDD) at 800-970-5296.



General Information about The Lakefront Fund


Inception Date                                                   3/3/97

Estimated Annual Expenses After Waivers and Reimbursements            0%
(as a percentage of net assets)

Maximum Sales Charge                                               4.75%


The following pages provide you with an overview of the Fund. Please look at the objective, policies, strategies, risks, expenses, and financial history to determine whether the Fund will suit your risk tolerance and investment needs. You should also review the "Other Securities and Investment Practices" section for additional information about the individual securities in which the Fund can invest and the risks related to these investments.

Please read "Risk Factors" carefully before investing.

Investment Objective, Policies, and Strategies

Investment Objective

The Fund seeks to provide long-term growth of capital and income.

Investment Policies and Strategy

The Fund pursues its objective by investing primarily in a diversified group of equity securities of established companies, emphasizing companies with above average total return potential. The Fund's portfolio securities usually are listed on a nationally recognized exchange. The Sub-Adviser seeks equity securities that it considers undervalued in relation to historical and projected earnings and the value of the issuer's underlying assets. In evaluating potential investments as part of the investment analysis, the Sub-Adviser may also consider a company's demonstrated commitment to diversity among its employees and suppliers. The Sub-Adviser believes that a company's commitment to diversity is likely to enhance the company's competitive advantage and shareholder value. The Sub-Adviser will invest in securities issued by these companies only if the securities meet the Fund's investment criteria.

Under normal market conditions, the Fund:

Will invest at least 80% of its total assets in equity securities or securities convertible into common stock

May invest up to 20% of its total assets in:

  Preferred stocks

  Investment-grade corporate debt securities

  Short-term debt obligations

  U.S. Government obligations

Risk

The Fund is designed for long-term investors. The Fund is subject to the risks common to all mutual funds and the risks common to mutual funds that invest in equity securities. By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Portfolio Management

Nathaniel E. Carter is the Portfolio Manager of the Fund, a position he has held since the Fund's inception in March 1997. He is the President of Lakefront Capital Investors, Inc., and has been in the investment business since 1987.

Lakefront Capital Investors, Inc. (Lakefront) will serve as Sub-Adviser to the Fund. Lakefront is a registered investment advisory firm that has been providing equity investment services to public and corporate pension funds since its founding in 1991. Lakefront is the largest African-American owned institutional investment advisory firm in the state of Ohio.

Adviser: Key Asset Management, Inc. (KAM)
Sub-Adviser: Lakefront Capital Investors, Inc. (Lakefront)

Fund Expenses

This section will help you understand the costs and expenses you will pay, directly or indirectly, if you invest in the Fund.



Shareholder Transaction Expenses*                 CLASS A SHARES

Maximum Sales Charge Imposed on Purchases             4.75%
(as a percentage of the offering price)

Sales Charge Imposed on Reinvested Dividends          NONE

Deferred Sales Charge                                 NONE

Redemption Fees                                       NONE

Exchange Fees                                         NONE

*You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.





Annual Fund Operating Expenses                    CLASS A SHARES
After Expense Waivers and Reimbursements
(as a percentage of average daily net assets)

Management Fee<F1>                                      0%

Other Expenses<F1>,<F2>                                 0%

Total Fund Operating Expenses<F1>                       0%


<F1> All fees and expenses are being voluntarily waived or reimbursed.
Without the waiver and reimbursement, the annual Management Fee would be 1.00% and the Fund's Total Operating Expenses would be 1.40%.

<F2> Other Expenses includes an estimate of shareholder servicing fees the Fund expects to pay. See "Organization and Management of the Fund -- Shareholder Servicing Plan."

The Annual Fund Operating Expenses table illustrates the estimated operating expenses that you will incur as a shareholder of the Fund.
These expenses are charged directly to the Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Fund.

Example:

You would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) a 5% annual return, and (2) redemption at the end of each time period.



                                         1 YEAR       3 YEARS

Class A Shares                             $0           $0


This example is only an illustration. Actual expenses and returns will vary.

This example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Fund.

Risk Factors

This prospectus describes some of the risks that you may assume as an investor in the Fund. By matching your investment objective with a comfortable level of risk, you can create your own customized investment plan. Some limitations on the Fund's investments are described in the section that follows. "Other Securities and Investment Practices" at the end of this prospectus provides additional information on the securities mentioned in the overview of the Fund. As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive total return over time. The Fund's price, yield, and total return will fluctuate. You may lose money if the Fund's investments do not perform well.

The following risks are common to all mutual funds:

Market risk is the risk that the market value of a security will fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth less than the price the Fund originally paid for it, or less than the security was worth at an earlier time. Market risk may affect a single security, an industry, a sector of the economy, or the entire market, and is common to all investments.

Manager risk is the risk that the Fund's Portfolio Manager may use a strategy that does not produce the intended result.

The following risk is common to mutual funds that invest in equity securities:

Equity risk is the risk that the value of the security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability. Unlike debt securities, which have preference to a company's earnings and cash flow, equity securities are entitled to the residual value after the company meets its other obligations. For example, holders of debt securities have priority over holders of equity securities to a company's assets in the event of bankruptcy.

The following risks are common to mutual funds that invest in debt securities:

Interest rate risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a fixed-rate security typically goes down.
When interest rates go down, the value of these securities typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.

Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by the Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities.

Reinvestment risk is the risk that when interest income is reinvested, interest rates will have declined so that income must be reinvested at a lower interest rate. Generally, interest rate risk and reinvestment risk have offsetting effects.

Credit (or default) risk is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Although the Fund generally invests in only high-quality securities, the interest or principal payments may not be insured or guaranteed on all securities. Credit risk is measured by NRSROs* such as Moody's, Fitch, or S&P.

*An NRSRO is a nationally recognized statistical ratings organization such as Standard and Poor's (S&P), Fitch, or Moody's which assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

It is important to keep in mind one basic principle of investing:
the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

Investment Limitations

To help reduce risk, the Fund has adopted limitations on some investment policies. These limits involve the Fund's ability to borrow money and the amount it can invest in various types of securities, including illiquid securities. Certain limitations can be changed only with the approval of shareholders. Victory's Board of Trustees can change other investment limitations without shareholder approval. See "Other Securities and Investment Practices" and the SAI for more information.

The Fund limits to 25% of total assets the amount it may invest in any single industry (other than U.S. Government obligations). The Fund limits its borrowing to 33 1/3% of its total assets. Borrowing would be in the form of selling a security that it owns and agreeing to repurchase that security later at a higher price. The Fund will not borrow for leverage purposes.

Diversification Requirements

The SEC and IRS have certain restrictions with which all mutual funds must comply. The Fund monitors these limitations on an ongoing basis.

SEC Requirement: The Fund is "diversified" according to certain federal securities provisions regarding diversification of its assets. Generally, under these provisions, the Fund must invest at least 75% of its total assets so that no more than 5% of its total assets are invested in the securities of any one issuer.

IRS Requirement: The Fund also intends to comply with certain federal tax requirements regarding the diversification of its assets, which generally are less restrictive than the federal requirements. These diversification provisions and requirements are discussed in the SAI.

Investment Performance

Victory may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information may also appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Performance information is contained in the annual and semi-annual reports. You may obtain a copy of the annual and semi-annual reports free of charge.

The "30-day yield" is an "annualized" figure--the amount you would earn if you stayed in the Fund for a year and the Fund continued to earn the same net interest income throughout that year. To calculate 30-day yield, the Fund's net investment income per share for the most recent 30 days is divided by the maximum offering price per share.

To calculate "total return," the Fund starts with the total number of shares that you can buy for $1,000 at the beginning of the period. Then the Fund adds all dividends and distributions paid as if they were reinvested in additional shares. (This takes into account the Fund's dividend distributions, if any.) The total number of shares is multiplied by the net asset value on the last day of the period and the result is divided by the initial $1,000 investment to determine the percentage gain or loss. For periods of more than one year, the cumulative total return is adjusted to get an average annual total return.

Yield is a measure of net dividend income.

Average annual total return is a hypothetical measure of past dividend income plus capital appreciation. It is the sum of all parts of a Fund's investment return for periods greater than one year.

Total return is the sum of all parts of a Fund's investment return.

Whenever you see information on the Fund's performance, do not consider the past performance to be an indication of the performance you could expect by making an investment in the Fund today. The past is an imperfect guide to the future. History does not always repeat itself.

Past performance does not guarantee future results. You may obtain the current 30-day yield by calling 800-KEY-FUND. Our Shareholder
Servicing representatives are available from 8:00 a.m. to 7:00 p.m. Eastern Time Monday through Friday.

Share Price

The Fund's share price, called its net asset value (NAV) is calculated each business day (normally at 4:00 p.m. Eastern Time). Shares are purchased at the next share price calculated after your order is received and accepted. A business day is a day on which the New York Stock Exchange is open for trading or any day in which enough trading has occurred in the securities held by the Fund to materially affect the NAV. If your account is established with an Investment Professional or a bank, you may not be able to purchase or sell shares on other holidays when the Federal Reserve Bank of Cleveland is closed.

The NAV is calculated by adding up the total value of the Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

NAV =   Total Assets--Liabilities
      ------------------------------
       Number of Shares Outstanding

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the dollar amount and value of your investment.

Dividends, Distributions, and Taxes

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividend distributions are the net dividends or interest earned on investments after expenses. If the Fund makes a capital gain distribution, it is paid once a year. As with any investment, you should consider the tax consequences of an investment in the Fund.

Ordinarily, the Fund declares and pays dividends from its net investment income quarterly. Any net capital gains realized by the Fund are paid as dividends at least annually. Shareholders who earn a dividend of less than $10.00 will have dividends reinvested automatically into their accounts. Distributions can be received in one of the following ways:

Reinvestment Option

You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, this option will be assigned to you automatically.

Cash Option

A check will be mailed to you no later than 7 days after the pay date.

Income Earned Option

Dividends can be reinvested automatically in the Fund and your capital gains can be paid in cash, or capital gains can be reinvested and dividends paid in cash.

Directed Dividends Option

You can have distributions automatically reinvested in shares of another fund of the Victory Group. The "Victory Group" includes other funds of the Victory Portfolios and Key Mutual Funds. If distributions are reinvested in shares of another fund, you will not pay a sales charge on the reinvested distributions.

Directed Bank Account Option

In most cases, you can have distributions automatically transferred to your bank checking or savings account. Under normal circumstances, a dividend will be transferred within 7 days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call the Transfer Agent at 800-KEY-FUND.

Buying a Dividend.

You should check the Fund's distribution schedule before you invest. If you buy shares of the fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Important Information about Taxes

The Fund intends to qualify as a regulated investment company, in which case it pays no federal income tax on the earnings or capital gains it distributes to its shareholders.

The Fund's long-term capital gains are taxable as capital gain.

Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They may also be subject to state and local taxes.

Dividends from the Fund that are attributable to interest on certain U.S. Government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to U.S. Government obligations will be provided to you with the tax statements you receive from the Fund.

Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

Tax statements will be mailed from the Fund every January showing the amounts and tax status of distributions made to you.

Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

You should review the more detailed discussion of federal income tax considerations in the SAI.

The tax information in this prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

Investing with Victory

If you are looking for a convenient way to open an account for yourself or a minor child, or to add money to an existing account, Victory can help. The sections that follow will serve as a guide to your investments with Victory. The following sections will describe how to open an account, how to access information on your account, and how to purchase, exchange, and redeem shares of the Fund. We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-KEY-FUND. They will be happy to assist you.

All you need to do to get started is to fill out an application.

The Funds in this prospectus offer only Class A shares. Class A shares have a front-end sales charge of 4.75%. Please look at the "Fund Expenses" section of the Fund to find the sales charge.

Calculation of Sales Charges

Shares are sold at their public offering price, which includes the initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to Investment Professionals are as follows:



                                 Sales Charge         Sales Charge          Dealer Reallowance
Your Investment                  As a Percentage      As a Percentage       As a Percentage
                                 of Offering Price    of Your Investment    of Offering Price

Up to $50,000                          4.75%                4.99%                 4.00%

$50,000 up to $100,000                 4.50%                4.71%                 4.00%

$100,000 up to $250,000                3.50%                3.63%                 3.00%

$250,000 up to $500,000                2.25%                2.30%                 2.00%

$500,000 up to $1,000,000              1.75%                1.78%                 1.50%

$1,000,000 and above*                  0.00%                0.00%                 *

*There is no initial sales charge on purchases of $1 million or more.
However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase, or at .50% within two years of purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. Investment
Professionals may be paid at a rate of up to 1.00% of the purchase price.


The Distributor reserves the right to pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under federal securities laws.

Sales Charge Reductions and Waivers

There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges.

You may qualify for reduced sales charges in the following cases:

A Letter of Intent lets you purchase Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of 5% of the total amount you will invest.

Rights of Accumulation allow you to add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge at the time of purchase.

You can combine Class A shares of multiple Victory Funds (except money market funds) for purposes of calculating the sales charge. The combination privilege also allows you to combine the total investments from the accounts of household members of your immediate family (spouse and children under the age of 21) for a reduced sales charge at the time of purchase.

Waivers for certain investors:

Current and retired Fund Trustees, directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers"*, dealers who have an agreement with the Distributor, and any trade organization to which the Advisers or the Administrator belong.

Investors who purchase shares for trust or other advisory accounts established with KeyCorp or its affiliates.

Investors who reinvest a distribution from a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank National Association and its affiliates, the Victory Group, or who invested in a fund of the Victory Group.

Investors who reinvest shares from another mutual fund complex or the Victory Group within 90 days after redemption, if they paid a sales charge for those shares.

Investment Professionals who purchase Fund shares for fee-based investment products or accounts, and selling brokers and their sales representatives.

*Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to Victory and Key Mutual Funds (the Victory Group).

How to Purchase Shares

Shares can be purchased in a number of different ways. You can send in your investment by check, wire transfer, exchange from another
Victory Fund, or through arrangements with your Investment Professional. An Investment Professional is a salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Sometimes they will charge you for these services. Their fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

All you need to do to get started is to fill out an application.

Keep the following addresses handy for purchases, exchanges, or redemptions.

Regular U.S. Mail Address

Send completed Account Application with your check, bank draft, or money order to:

The Victory Funds
P.O. Box 8527
Boston, MA 02266-8527

Overnight Mail Address

Use the following address ONLY for overnight packages:

The Victory Funds
c/o Boston Financial Data Services
Two Heritage Drive
Quincy, MA 02171

PHONE: 800-KEY-FUND

Wire Address

The Transfer Agent does not charge a wire fee. Always call the Transfer Agent at 800-KEY-FUND BEFORE wiring funds to obtain a control number.

State Street Bank and Trust Co.
ABA #011000028

For Credit to DDA
Account #9905-201-1

For Further Credit to Account #
(insert account number, name, and
control number assigned by the Transfer Agent)

Telephone
800-KEY-FUND
800-539-3863

Make your check payable to:
The Victory Funds

Fax Number:
800-529-2244

Telecommunication Device for the Deaf (TDD):
800-970-5296

ACH

After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic members banks may be used. It takes about 15 days to set up the ACH feature. A fee is not currently being charged for ACH transfers.

Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption.
If your account has been set up by an Investment Professional, account activity will be detailed in their statements to you. Share certificates are not issued. Twice a year, you will receive the financial reports of the Fund. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which will also be filed with the IRS.

Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application. We will need your bank account information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500, then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it into shares of the Fund.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax sheltered plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

All purchases must be made in U.S. Dollars and drawn on U.S. banks.
The Transfer Agent may reject any purchase order, at its sole discretion. If your check is returned for any reason, you may be charged for any resulting fees and/or losses. Third party checks will not be accepted. You may only invest or exchange into fund shares legally available in your state. If your account falls below $500, we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

If you would like to make additional investments after your account is already established, use the Investment Stub attached to your statement and send it with your check to the address indicated.

How to Exchange Shares

An exchange is the selling of shares of one fund of the Victory Group to purchase shares of another. You may exchange shares of one Victory fund for shares of the same class of any other, generally without paying any additional sales charges. The "Victory Group" includes funds offered as a part of the Victory Funds and Key Mutual Funds. Key Mutual Funds is affiliated with KeyCorp.

You can exchange shares of the Fund by writing or calling the Transfer Agent at 800-KEY-FUND. When you exchange shares of the Fund, you should keep the following in mind:

Shares of the fund selected for exchange must be available for sale in your state of residence.

The prospectus of the Fund and the fund whose shares you want to buy must offer the exchange privilege.

Shares of the Fund may be exchanged at relative net asset value. This means that if you own Class A shares of the Fund, you can only exchange them for Class A shares of another fund and not pay a sales charge.

You must meet the minimum purchase requirements for the fund you purchase by exchange.

The registration and tax identification numbers of the two accounts must be identical.

You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares on any business day.

Before exchanging, read the prospectus of the fund you wish to purchase by exchange.

You can obtain a list of funds available for exchange by calling the Transfer Agent at 800-KEY-FUND.

How to Redeem Shares

There are a number of convenient ways to redeem shares of the Fund. You can use the same mailing addresses listed for purchases. You will earn dividends up to the date your redemption request is processed.

If we receive your request by 4:00 p.m. Eastern Time, your redemption will be processed the same day.

By Telephone

The easiest way to redeem shares is by calling 800-KEY-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization". Then when you are ready to redeem, call us and tell us which one of the following options you would like to use:

Mail a check to the address of record;

Wire funds to a domestic financial institution;

Mail to a previously designated alternate address; or

Electronically transfer the funds via ACH.

All telephone calls are recorded for your protection and measures are taken to verify the identity of the caller. If we properly act on telephone instructions and follow reasonable procedures to ensure against unauthorized transactions, neither Victory nor its servicing agents, the Adviser, the Sub-Adviser, nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the Transfer Agent by telephone, consider placing your order by mail.

By Mail

Use the Regular U.S. Mail or Overnight Mail Address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. All account owners must sign. A signature guarantee is required for the following redemption requests:

Redemptions over $10,000;

Your account registration has changed within the last 15 days;

The check is not being mailed to the address on your account;

The check is not being made payable to the owner of the account; or

If the redemption proceeds are being transferred to another Victory Group account with a different registration.

A signature guarantee can be obtained from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.

By Wire

If you want to redeem funds by wire, you must establish a Fund account which will accommodate wire transactions. If you call by 4:00 p.m. Eastern Time, your funds will be wired on the same business day.

By ACH

Normally, your redemption will be processed on the same day, or the next day if your instructions are received after 4:00 p.m. Eastern Time. It will be transferred by ACH as long as the transfer is to a domestic bank.

Under certain emergency circumstances, the right of redemption may be suspended. Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared. If you request a complete redemption, any dividends declared will be included with the redemption proceeds.

Systematic Withdrawal Plan

The minimum withdrawal is $25, and you must have an account value of $5,000 or more to start withdrawals. Once again, we will need a voided personal check to activate this feature. You should be aware that your account eventually may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your account value falls below $500, we may ask you to bring the account back to the $500 minimum. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate.

Organization and Management of the Fund

We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Fund to service its shareholders. They are paid a fee for their services.

About Victory

The Fund is a member of the Victory Funds, a group of 26 distinct investment portfolios, organized as a Delaware business trust. Some of the Victory Funds have been operating continuously since 1983.

The Board of Trustees of Victory has the overall responsibility for the management of the Fund. They are elected by the shareholders.

The Investment Advisers

One of the Fund's most important contracts is its Advisory Agreement with Key Asset Management Inc. (KAM or the Adviser), a New York Corporation registered as an investment adviser with the SEC. KAM is a subsidiary of KeyBank National Association, a wholly-owned subsidiary of KeyCorp.
On February 28, 1997, KAM became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp. Affiliates of the Adviser manage approximately $50 billion for a limited number of individual and institutional clients.

The Adviser has hired a sub-adviser, Lakefront Capital Investors,
Inc. (the Sub-Adviser, and together with KAM, the Advisers) to manage the Fund. The advisory and sub-advisory agreements authorize the Advisers to choose brokers or dealers to handle the purchases and sales of the Fund's securities. Subject to Board approval, Key Investments,
Inc. (KII) and/or Key Clearing Corporation (KCC) may act as clearing broker for the Funds' security transactions in accordance with procedures adopted by the Funds, and receive commissions or fees in connection with their services to the Funds. Both KII and KCC are wholly-owned indirect subsidiaries of KeyCorp and affiliates of the adviser. KAM will be paid a monthly fee of 1.00% of the average annual daily net assets of the Fund.

KAM will pay the Sub-Adviser a monthly fee of .50% of the Fund's average annual daily net assets from its advisory fee. KAM intends to obtain an option to purchase 19.9% of the capital stock of Lakefront Capital Investors, Inc.

Management of the Fund

Trustees

Supervise the Fund's activities.

Investment Adviser
Key Asset Management Inc. 127 Public Square Cleveland, OH 44114

Manages the Fund's business and investment activities.

Investment Sub-Adviser
Lakefront Capital Investors, Inc.
Suite 840, The Hanna Building
1422 Euclid Avenue
Cleveland, OH 44115

Provides portfolio management services to the Fund.

The Administrator, Distributor, and Fund Accountant

BISYS Fund Services is the Administrator and Distributor. BISYS is paid a fee at an annual rate of .15% of the Fund's average daily net assets as the Administrator, but does not charge a fee for its services as Distributor. BISYS Fund Services Ohio, Inc. receives a fee as the Fund's Accountant.

The Distributor may provide sales support, including cash or other compensation to dealers for selling shares of the Fund. Payments may be in the form of trips, tickets, and/or merchandise offered through sales contests. It does this at its own expense, and not at the expense of the Fund or its shareholders.

BISYS Fund Services has retained Lakefront Capital Investors, Inc. as a consultant and from time to time may pay Lakefront a fee for its services.

Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan. The shareholder servicing agent performs a number of services for its customers who are shareholders of the Fund. It establishes and maintains accounts and records, processes dividend and distribution payments, arranges for bank wires, assists in transactions, and changes account information. For these services the Fund pays a fee at an annual rate of up to
 .25% of the average daily net assets of the Fund serviced by the agent. The Fund may enter into agreements with various shareholder servicing agents, including KeyBank National Association and its affiliates, other financial institutions, and securities brokers. Shareholder servicing agents may waive all or a portion of their fee periodically.

Distribution Plan

Under Rule 12b-1 of the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for the Fund. The Fund does not currently pay expenses under this plan.

Brokerage

The Fund may buy and sell securities through an affiliate of KAM.
The Board of Trustees has adopted procedures to ensure that these transactions are fair and in the best interest of the Fund.

Independent Accountant

Coopers & Lybrand L.L.P. serves as independent accountant to the Fund.

Legal Counsel

Kramer, Levin, Naftalis & Frankel serves as legal counsel to the Fund.

                               How the Fund is Organized

                                     Shareholders

              Financial Services Firms and their Investment Professionals
                   Advise current and prospective shareholders on
                                their fund investments.

                            Transfer Agent/Servicing Agent

     State Street Bank and Trust Company         Boston Financial Data Services
             225 Franklin Street                      Two Heritage Drive
              Boston, MA 02110                         Quincy, MA 02171

        Handles services such as record-keeping, statements, processing of buy and sell requests, distribution of dividends, and servicing of shareholders' accounts.

Administrator, Distributor,                            Custodian
  and Fund Accountant

BISYS Fund Services, Inc. and             Key Trust Company of Ohio, N.A.
BISYS Fund Services Ohio Inc.                  127 Public Square
    3435 Stelzer Road                          Cleveland, OH 44114
   Columbus, OH 43219

Markets the Fund, distributes            Provides for safekeeping of the
shares through Investment               Fund's investments and cash, and
Professionals, and calculates           settles trades made by the Fund.
the value of shares.

    The Funds are supervised by the Board of Trustees, who monitor the services provided to investors.

Additional Information

Some additional information you should know about the Fund.

Share Classes

The Fund offers only the class of shares described in this prospectus, but at some future date, the Fund may offer additional classes of shares through a separate prospectus.

Your Rights as a Shareholder

All shareholders have equal voting, liquidation, and other rights. As a shareholder of the Fund, you have rights and privileges similar to those enjoyed by other corporate shareholders. Delaware Trust law limits the liability of shareholders.

If any matters are to be voted on by shareholders (such as a change in a fundamental investment objective or the election of Trustees), each share outstanding at that point would be entitled to one vote.
If you have a qualified trust account, the trustee will vote your shares on your behalf or in the same percentage voted on shares that are not held in trust. Shareholders with more than 10% of the outstanding shares of the Fund may call a special meeting for removal of a Trustee. Normally, Victory is not required to hold annual meetings of shareholders. However, shareholders may request one under certain circumstances, as described in the SAI.

Code of Ethics

Victory and the Advisers have each adopted a Code of Ethics to which all investment personnel and all other access persons to the Fund must conform. Investment personnel must refrain from certain trading practices and are required to report certain personal investment activities. Violations of the Code of Ethics can result in penalties, suspension, or termination of employment.

Banking Laws

Banking laws, including the Glass-Steagall Act, prevent a bank holding company or its affiliates from sponsoring, organizing, or controlling a registered, open-end investment company. However, bank holding company subsidiaries may act as investment adviser, transfer agent, custodian or shareholder servicing agent. They may also purchase shares of such a company and pay third parties for performing these functions for their customers. Should these laws ever change in the future, the Trustees would consider selecting another qualified firm so that all services would continue.

Shareholder Communications

You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Fund. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Fund will send only one copy of the above communications.

The securities described in this prospectus and the SAI are not offered in any state in which they may not be sold lawfully. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this prospectus and the SAI.

If you would like to receive additional copies of any materials, please call the Fund at 800-KEY-FUND.

Other Securities and Investment Practices

The following table lists the types of securities the Fund may choose to purchase. The majority of the portfolio for the Fund is made up of equity securities. However, the Fund is also permitted to invest in the securities listed in the table below and the SAI.



List of Allowable Investments and Investment Practices                                    The Lakefront Fund

Equity Securities. Can include common stock, preferred stock, and                         80-100%
securities convertible or exchangeable into common stock.

Corporate Debt Obligations. Debt instruments issued by public corporations                20%
which are traded on major exchanges. They may be secured or unsecured by property.

<F2>Futures Contracts and Options on Futures Contracts. Contracts                         5% in margins
involving the right or obligation to deliver or receive assets or                         and premiums
money depending on the performance of one or more assets or a securities                  33 1/3% subject to
index. To reduce the effects of leverage, liquid assets equal to the                      futures or options
contract commitment are set aside to cover the commitment. The Fund                       on futures
may invest in futures in an effort to hedge against market risk.

<F2>Options. The Fund may write, or sell, a covered call option on a security             25% in
that the Fund owns or on an index.                                                        covered calls

Warrants. The right to purchase an equity security at a stated price for a                10%
limited period of time.

When-Issued and Delayed-Delivery Securities. A security that is purchased for             33 1/3%
delivery at a later time. The market value may change before the delivery date.

Zero Coupon Bonds. These securities are purchased at a discount from the face             20%
value. The face value is received at maturity, with no interest payments before then. These may be subject to greater risks of price fluctuation.

<F2>Variable & Floating Rate Securities. Investment grade instruments, some of which      20%
may be derivatives and illiquid, with interest rates that reset periodically.

Short-term Debt Obligations. Including bankers' acceptances, certificates of              20%
deposit, prime quality commercial paper, cash and cash equivalents.

U.S. Government Securities. Securities issued or guaranteed by the U.S. Government,       20%
its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury;
others are obligations only of the U.S. agency.

<F2>Receipts. Separately traded interest or principal components of U.S. Government       20%
securities.

Repurchase Agreements. An agreement to sell and repurchase a security at the same         33 1/3%
price plus interest. The seller's obligation to the Fund is secured with collateral.

% Percentage of total assets.


                                     - 21 -


Investment Company Securities. Shares of other mutual funds with similar investment
objectives. The following limitations apply: (1) No more than 5% of the Fund's total      5%
assets may be invested in one mutual fund, (2) No more than 3% of the outstanding         3%
voting securities of any one mutual fund, and (3) No more than 10% of the Fund's          10%
total assets in combined mutual fund holdings.

Commercial Paper. Short-term obligations issued by corporations and financial             20%
institutions. The Fund only uses prime quality commercial paper.

Restricted Securities. Securities that are not registered under federal securities        20%
laws but that may be traded among qualified institutional investors and the
Fund. Some of these securities may be illiquid.

Illiquid Securities. Investments that cannot be sold readily within seven days            15%
in the usual course of business at approximately the price at which the Fund              net assets
values them.

Short-Term Trading. Selling a security soon after purchasing it. Short-term trading       <F1>
increases turnover and transaction costs.

Borrowing; Reverse Repurchase Agreements. The borrowing of money from banks (up to        5%
5% of total assets) or through reverse repurchase agreements (up to 33 1/3% of            33 1/3%
total assets). The Fund will not use borrowing to create leverage.

Securities Lending. In order to generate additional income, a Fund may lend its           33 1/3%
portfolio securities. A Fund will receive collateral for the value of the security plus any interest due. A Fund only will enter into loan arrangements with entities that the Adviser has determined are creditworthy.

<F1> No limitation of usage; Fund may be using currently.

<F2> Indicates a "derivative security," whose value is linked to, or derived from, another security, instrument or index.

For temporary defensive purposes, the Fund may invest up to 100% of its total assets in U.S. Government securities, or short-term, high quality debt obligations. For more information on ratings and detailed descriptions of each of the above investment vehicles, see the SAI.

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

                                                                     Rule 497(c)
                                                        Registration No. 33-8982



                                 Victory Funds











                              GOVERNMENT BOND FUND



                                800-KEY-FUND(R)

                                       or

                                  800-539-3863




















                                  MARCH 1, 1997

The
VICTORY
Portfolios
GOVERNMENT BOND FUND


PROSPECTUS              For current yield, purchase and redemption information,
March 1,  1997                             call 800-KEY-FUND(R) or 800-539-3863

THE VICTORY PORTFOLIOS (the "Victory Portfolios") is a registered open-end management investment company that offers investors a selection of money market, fixed-income, municipal bond, domestic and international equity portfolios. This Prospectus relates to the GOVERNMENT BOND FUND (the "Fund"), a diversified portfolio. Key Asset Management Inc., Cleveland, Ohio, an indirect subsidiary of KeyCorp, is the investment adviser to the Fund ("KAM" or the "Adviser"). BISYS Fund Services ("BISYS") is the Fund's administrator (the "Administrator") and distributor (the "Distributor").

ON FEBRUARY 19, 1997 THE VICTORY PORTFOLIOS, ON BEHALF OF THE FUND, HAS ENTERED INTO A PLAN OF LIQUIDATION AND REORGANIZATION (THE "PLAN"), SUBJECT TO APPROVAL BY THE FUND'S SHAREHOLDERS. THE PLAN PROVIDES FOR THE TRANSFER OF SUBSTANTIALLY ALL THE FUND'S ASSETS AND STATED LIABILITIES TO THE VICTORY INVESTMENT QUALITY BOND FUND. IN EXCHANGE, THE FUND WILL RECEIVE SHARES OF THE VICTORY INVESTMENT QUALITY BOND FUND. THE FUND WILL DISTRIBUTE THOSE SHARES TO ITS SHAREHOLDERS PRO RATA. THE FUND WILL THEN LIQUIDATE. IT IS CONTEMPLATED THAT THE REORGANIZATION WILL BE TAX FREE.

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital by investing in U.S. Government securities. The Fund's dollar-weighted average maturity will not exceed ten years.

The Fund offers two classes of shares: (1) Class A shares, which are offered at net asset value plus the applicable sales charge (maximum of 4.75% of public offering price) and (2) Class B shares, which are offered at net asset value with a maximum contingent deferred sales charge ("CDSC") of 5.0% imposed on certain redemptions. At the end of the sixth year after a purchase, the CDSC will no longer apply to redemptions. Class B shares have higher ongoing expenses than Class A shares, but automatically convert to Class A shares eight years after purchase.

Please read this Prospectus before investing. It is designed to provide you with information and to help you decide if the Fund's goals match your own. Retain this document for future reference. A Statement of Additional Information (dated March 1, 1997) for the Fund and an audited annual report for the Fund's fiscal period ended October 31, 1996 have been filed with the Securities and Exchange Commission ("Commission") and are incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing to The Victory Funds, P.O. Box 8527, Boston, MA 02266-8527, or by calling 800-KEY-FUND.


SHARES OF THE FUND ARE:

O    NOT INSURED BY THE FDIC;

O NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY KEYCORP BANK, ANY OF ITS AFFILIATES, OR ANY OTHER BANK;

O SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY SECURITIES REGULATORY AUTHORITY OF ANY STATE, NOR HAS THE COMMISSION OR ANY SUCH STATE AUTHORITY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


TABLE OF CONTENTS                                                       PAGE


Fund Expenses............................................................  2
Financial Highlights.....................................................  3
Investment Objective.....................................................  4
Investment Policies and Risk Factors.....................................  4
How to Invest, Exchange and Redeem.......................................  7
Dividends, Distributions and Taxes....................................... 18
Performance.............................................................. 20
Fund Organization and Fees............................................... 20
Additional Information................................................... 23

                                  FUND EXPENSES

The table below summarizes the expenses associated with the Fund. This standard format was developed for use by all mutual funds to help an investor make investment decisions. You should consider this expense information along with other important information in this Prospectus, including the Fund's investment objective, policies and risk factors.

SHAREHOLDER TRANSACTION EXPENSES(1)

                                              CLASS A     CLASS B
                                              -------     -------

Maximum Sales Charge Imposed on Purchases
  (as a percentage of the offering price)        4.75%    none
Maximum Sales Charge Imposed on Reinvested
  Dividends                                      none     none
Deferred Sales Charge                            none     5% in the first
                                                          year, declining to
                                                          1% in the sixth year
                                                          and eliminated
                                                          thereafter
Redemption Fees                                  none     none
Exchange Fee                                     none     none

ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE WAIVERS AND REIMBURSEMENTS (as a percentage of average daily net assets)

                                                 CLASS A             CLASS B
                                                 -------             -------

Management Fees(2)                                 0.40%               0.40%
Rule 12b-1 Distribution Fees                       0.00%               0.75%
Other Expenses(3)                                  0.79%               1.41%(2)
                                                   ----                ----
Total Fund Operating Expenses(2)(3)                1.19%               2.56%
                                                   ====                ====

(1) Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent, including affiliated banks and non-bank affiliates of the Adviser and KeyCorp. (See "How to Invest, Exchange and Redeem.")

(2) These fees have been voluntarily reduced and expenses reimbursed. Absent the voluntary reduction of investment advisory fees, "Management Fees" as a percentage of average daily net assets would be .55% and "Total Fund Operating Expenses" as a percentage of average daily net assets would be 1.34% for Class A Shares and 3.33% for Class B Shares.

(3) These amounts include an estimate of the shareholder servicing fees the Fund expects to pay. (See "Fund Organization and Fees -- Shareholder Servicing Plan.")

EXAMPLE:  You would pay the following expenses on a $1,000 investment,  assuming
(1) a 5% annual return and (2) full redemption at the end of each time period.

                                        1 YEAR   3 YEARS    5 YEARS   10 YEARS
                                        ------   -------    -------   --------

Government Bond Fund -- Class A Shares    $59      $ 83        $110      $185
Government Bond Fund -- Class B Shares    $76      $110        $156      $256

The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "Fund Organization and Fees" for a more complete discussion of annual operating expenses of the Fund. The foregoing example is based upon expenses for the fiscal year ended October 31, 1996 and expenses that the Fund is expected to incur during the current fiscal year. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information with respect to the financial highlights for the periods indicated. The information below has been derived from financial statements audited by Coopers & Lybrand L.L.P. for the fiscal year ended 1996 and the fiscal period ended 1995 (and by other auditors for all earlier periods) whose reports thereon, together with the financial statements of the Fund and the Victory Government Bond Portfolio (the "Predecessor Fund"), are incorporated by reference into the Statement of Additional Information. No Class B shares were publicly issued prior to September 26, 1994, and therefore no information on Class B shares is reflected in the table below for periods prior to September 26, 1994.

The information set forth below is for a share of the Fund outstanding for each period indicated.

                        THE VICTORY GOVERNMENT BOND FUND


                                                                             Class B                          Class A
                                          --------------------------------------------------------------------------------
                                                            SIX MONTHS            SEPTEMBER 26,
                                          YEAR ENDED          ENDED                  1994 TO                YEAR ENDED
                                         OCTOBER 31,        OCTOBER 31,              APRIL 30,              OCTOBER 31,
                                            1996             1995(d)                  1995(e)(h)               1996
                                            ----             -------              -------------                ----
NET ASSET VALUE, BEGINNING
   OF PERIOD                                 $  9.85          $  9.43                   $  9.25               $  9.87
                                             -------          -------                   -------               -------

Investment Activities
   Net investment income                        0.46             0.25                      0.31                  0.55
   Net realized and
      unrealized gains (losses)
      from investments
                                               (0.20)            0.45                      0.17                (0.22)
         Total from Investment
          Activities                            0.26             0.70                      0.48                  0.33
                                             -------             ----                      ----               -------
Distributions
   Net investment income                      (0.46)           (0.22)                    (0.30)                (0.55)
   In excess of net
   invest-                                    (0.01)           (0.06)                        --                    --
      ment income
   Net realized gains                             --               --                        --                    --
      Total Distributions                     (0.47)           (0.28)                    (0.30)               (0.55 )
                                            --------         --------                  --------             ---------
NET ASSET VALUE, END
   OF PERIOD                                 $  9.64          $  9.85                   $  9.43               $  9.65
                                             =======          =======                   =======               =======

Total Return (excludes
   sales charges)                              2.77%         $  7.47%(b)                  5.26%(b)              3.52%

RATIOS/SUPPLEMENTAL
   DATA:
Net Assets, End of Period

   (000)                                     $ 1,498          $   909                   $   155               $24,632
Ratio of expenses to
   average net assets                          1.84%            1.82%(c)                  1.43%(c)              0.98%
Ratio of net investment
   income to average net
   assets                                      4.78%            4.98%(c)                  5.03%(c)              5.64%
Ratio of expenses to
   average net  assets(g)                      2.06%            2.12%(c)                  1.60%(c)              1.22%
Ratio of net investment
   income to average net
    assets(g)                                  4.56%            4.68%(c)                  4.86%(c)              5.40%
Portfolio turnover(f)                           378%              69%                      127%                  378%





                                                 Class A
                                    ---------------------------------
                                     SIX MONTHS
                                       ENDED               YEAR ENDED           MAY 3, 1993 TO
                                     OCTOBER 31,            APRIL 30,              APRIL 30,
                                      1995(d)              1995(e)(h)               1994(a)(h)

NET ASSET VALUE, BEGINNING            -------              ----------             ----------
   OF PERIOD                          $  9.44              $  9.45                 $  10.00
Investment Activities                 -------              -------                 --------
   Net investment income
   Net realized and
       unrealized gains (losses)         0.33                 0.55                     0.45
       from investments
         Total from Investment
          Activities                    (0.40)               (0.02)                   (0.54)

                                         0.73                 0.53                    (0.09)
Distributions                          -------              -------                ---------
   Net investment income
   In excess of net
   investment income                    (0.29)               (0.54)                   (0.45)

   Net realized gains                   (0.01)                  --                       --
      Total Distributions
                                           --                   --                   (0.01)
                                        (0.30)               (0.54)                   (0.46)

NET ASSET VALUE, END                  --------             --------                ---------
   OF PERIOD

                                      $  9.87              $  9.44                 $   9.45

Total Return (excludes                 =======              =======                 ========
   sales charges)

RATIOS/SUPPLEMENTAL                      7.86%(b)             5.87%                   (1.06%)
   DATA:
Net Assets, End of Period
   (000)
Ratio of expenses to
   average net assets                 $27,856              $84,567                 $120,636
Ratio of net investment
    income to average net
   assets                                0.92%(c)             0.63%                    0.38%(c)
Ratio of expenses to
   average net  assets(h)                6.04%(c)             5.97%                    4.61%(c)
Ratio of net investment
   income to average net
    assets(h)                            1.06%(c)             0.98%                    0.96%(c)
Portfolio turnover(g)
                                         5.90%(c)             5.62%                    4.03%(c)

                                           69%                 127%                     121%

(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) Effective June 5, 1995, the Victory Government Bond Portfolio became the Government Bond Fund.
(e) Effective September 26, 1994, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(g) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(h)  Audited by other auditors.

                              INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital by investing in U.S. Government securities. The investment objective of the Fund is fundamental and therefore may not be changed without a vote of the holders of a majority of the outstanding voting securities (as defined in the Statement of Additional Information). There can be no assurance that the Fund will achieve its investment objective.

                      INVESTMENT POLICIES AND RISK FACTORS

SUMMARY OF PRINCIPAL INVESTMENT POLICIES

The Fund pursues its objective by investing in a portfolio of U.S. government securities. As a fundamental policy, the Fund normally invests 100% of its total assets in U.S. government securities such as U.S. Treasury bonds, notes and bills and mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), and in repurchase agreements secured by those securities in such a manner that the Fund's dollar-weighted average maturity does not exceed ten years. However, the Fund normally holds some U.S. government securities with remaining maturities of 18 months or less. When the Adviser believes market conditions warrant a temporary defensive position, the Fund may invest up to 100% of its assets in short-term securities such as bankers' acceptances, certificates of deposit and other bank obligations, repurchase agreements, short-term government or government agency obligations, and commercial paper and other short-term corporate obligations, having remaining maturities of one year or less.

The value of the Fund's securities will fluctuate in response to market conditions and the value of a share in the Fund may vary. Investors should review the investment objective and policies of the Fund and carefully consider the ability to assume any risk involved in purchasing shares of the Fund, including the risk of possible loss of principal.

Generally, bond funds offer higher yields than money market funds although unlike money market funds, the share price of bond funds fluctuates in response to changes in prevailing interest rates and may be affected by other market and credit factors. Fixed-income securities (except securities with floating or variable interest rates) are generally considered to be interest rate sensitive, which means that their value (and a Fund's share price) will tend to decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer-term securities and are less affected by changes in interest rates. The share prices and yields of the Fund are not insured or guaranteed by the U.S. Government.

ADDITIONAL INFORMATION REGARDING THE FUND'S INVESTMENTS

The following paragraphs provide a brief description of some of the types of securities in which the Fund may invest in accordance with its investment objective, policies and limitations, including certain transactions it may make and strategies it may adopt. The following also contains a brief description of certain risk factors. The Fund may, following notice to its shareholders, take advantage of other investment practices which are not at present contemplated for use by the Fund or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in this Prospectus.

o MONEY MARKET INSTRUMENTS. The Fund may invest in money market instruments, which are short-term, high-quality debt securities, including U.S. Government obligations, commercial paper, certificates of deposit, bankers' acceptances, time deposits and short-term corporate obligations. Money market instruments may carry fixed rates of return or have variable or floating interest rates. The Fund may only invest in U.S. Government securities and money market instruments.

o COMMERCIAL PAPER. The Fund may invest in commercial paper, which consists of short-term obligations issued by banks, broker-dealers, corporations and other entities for purposes such as financing their current operations.

o CERTIFICATES OF DEPOSIT. The Fund may invest in certificates of deposit, which are negotiable certificates representing a commercial bank's obligations to repay funds deposited with it, earning specified rates of interest over given periods.

o BANKERS' ACCEPTANCES. The Fund may invest in bankers' acceptances, which are negotiable obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usually backed by goods in international trade.

o TIME DEPOSITS. The Fund may invest in time deposits, which are non-negotiable deposits in a banking institution earning a specified interest rate over a given period of time.

o WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. When the Fund agrees to purchase securities on a when-issued basis, the Fund's custodian must set aside cash or liquid portfolio securities equal to the amount of that commitment in a separate account, and may be required to subsequently place additional assets in the separate account to reflect any increase in the Fund's commitment. Prior to delivery of when-issued securities, their value is subject to fluctuation and no income accrues until their receipt. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for investment leverage. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

o REPURCHASE AGREEMENTS. Under the terms of a repurchase agreement, the Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund was delayed pending court action.

o ZERO COUPON BONDS. The Fund is permitted to purchase both zero coupon U.S. government securities and zero coupon corporate securities ("Zero Coupon Bonds"). Zero Coupon Bonds are purchased at a discount from the face amount because the buyer receives only the right to a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the Zero Coupon Bond, but at the same time eliminates the holder's ability to reinvest at higher rates. For this reason, Zero Coupon Bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest periodically. The amount of price fluctuation tends to increase as maturity of the security increases.

o RECEIPTS. In addition to bills, notes and bonds issued by the U.S. Treasury, the Fund may also purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater fluctuations in value due to changes in interest rates than interest-paying U.S. Treasury obligations.

o MORTGAGE-BACKED SECURITIES. Mortgage-backed securities purchased by the Fund are securities issued or guaranteed by agencies or instrumentalities of the U.S. Government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Fund may invest in them if the Adviser determines they are consistent with the Fund's investment objective and policies. The Fund will not acquire "residual" interests in real estate mortgage investment conduits (REMICs) under current tax law in order to avoid certain potential adverse tax consequences.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government, mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

o EXTENDIBLE DEBT SECURITIES. The Fund may purchase extendible debt securities, which can be retired at the option of the Fund at various dates prior to maturity.

o INVESTMENT COMPANY SECURITIES. The Fund may invest up to 5% of its total assets in the securities of any one investment company that follows the Fund's investment policy, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by The Victory Portfolios from the Commission, the Fund may invest in the money market funds of The Victory Portfolios. The Adviser will waive its fee attributable to the Fund's assets invested in a fund of The Victory Portfolios and, to the extent required by the laws of any state in which shares of the Fund are sold, the Adviser will waive its investment advisory fee as to all assets invested in other investment companies. Because such other investment companies employ an investment adviser, such investment by the Fund will cause shareholders to bear duplicative fees, such as management fees, to the extent such fees are not waived by the Adviser. The Fund will invest only in the securities of money market funds which invest only in securities of equal or higher short-term ratings as the securities in which the Fund may invest.

o PORTFOLIO TRANSACTIONS. The Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to take advantage of what the Adviser believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the Fund's turnover rate and its transaction costs. High turnover will generally result in higher brokerage costs and possible tax consequences for the Fund. In the fiscal period ended October 31, 1995, the portfolio turnover rate was 68.82% compared to 127.00% in the fiscal year ended April 30, 1995.

From time to time, the Fund, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of issuers with which the Adviser or its affiliates have a lending relationship.

NOTE: The Statement of Additional Information contains additional information about the investment practices of the Fund and risk factors. The investment policies and limitations of the Fund may be changed by the Trustees without any vote of shareholders unless (1) a policy is expressly deemed to be a fundamental policy of the Fund or (2) a policy is expressly deemed to be changeable only by such majority vote.

INVESTMENT LIMITATIONS

The following summarizes some of the Fund's principal investment limitations. The Statement of Additional Information contains a complete listing of the Fund's investment limitations and provides additional information about investment restrictions designed to reduce the risk of an investment in the Fund.

1. The Fund may not invest more than 5% of its total assets in the securities of any issuer (except U.S. Government securities, except that up to 25% of the Fund's total assets may be invested without regard to this limitation).

2. The Fund may not borrow money except that the Fund may borrow money from banks for temporary or emergency purposes (not for leveraging or investment), and engage in reverse repurchase agreements in an amount not exceeding 33 1/3% of its total assets, including the amount borrowed less liabilities other than borrowings (any borrowings exceeding this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation), provided that any such borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

3. The Fund will not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities are investments that cannot be readily sold within seven days in the usual course of business at approximately the price at which the Fund has valued them. Under the supervision of the Trustees, the Adviser determines the liquidity of the Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Each of the investment limitations indicated above in this subsection are fundamental, except for the limitation pertaining to illiquid securities. Non-fundamental limitations may be changed without shareholder approval. Whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested, such percentage limitation will be determined immediately after and as a result of the investment and any subsequent change in values, assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). If the value of the Fund's illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or for other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                       HOW TO INVEST, EXCHANGE AND REDEEM

HOW TO INVEST


This prospectus offers investors two different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.


o CLASS A SHARES AND CLASS B SHARES. If Class A shares are purchased, there is an initial sales charge (on investments up to $1 million). If Class B shares are purchased, there is no sales charge at the time of purchase, but if the shares are redeemed within six years, you will normally pay a contingent deferred sales charge ("CDSC") that varies depending on how long you own your shares.

o WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial adviser:

1. AMOUNT OF INVESTMENT. If you plan to invest a substantial amount, the reduced sales charges available for larger purchases of Class A shares may be more beneficial to you. Any order for $1 million or more will only be accepted as Class A shares for that reason.

2. INVESTMENT HORIZON. While future financial needs cannot be predicted with certainty, investors who prefer not to pay an initial sales charge and who plan to hold their shares for more than six years might consider Class B shares. Investors who plan to redeem shares within eight years might prefer Class A shares.

3. DIFFERENCES IN ACCOUNT FEATURES. The dividends payable to Class B shareholders will be reduced by the additional expenses borne solely by that class, such as the asset-based sales charge to which Class B shares are subject, as described below and in the Statement of Additional Information.

A salesperson, financial planner, investment adviser or trust officer who provides you with information regarding the investment of your assets (an "Investment Professional") or other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class. Both the CDSC (an asset-based sales charge) for Class B shares and the front-end sales charge on sales of Class A shares are used primarily to compensate such persons.

o HOW ARE SHARES PURCHASED? Shares may be purchased directly or through an Investment Professional of a securities broker or other financial institution that has entered into a selling agreement with the Fund or the Distributor. Shares are also available to clients of bank trust departments. The minimum investment is $500 ($250 for Individual Retirement Accounts) for the initial purchase and $25 thereafter. Accounts set up through a bank trust department or an Investment Professional may be subject to different minimums. When you buy shares, be sure to specify Class A or Class B shares. If you do not make a selection, your investment will be made in Class A shares.

O INVESTING THROUGH YOUR INVESTMENT PROFESSIONAL. Your Investment Professional will place your order with the Transfer Agent (see "Fund Organization and Fees -- Transfer Agent") on your behalf. You may be required to establish a brokerage or agency account. Your Investment Professional will inform you if whether subsequent trades should be directed to the Investment Professional or directly to the Fund's Transfer Agent. Accounts established with Investment Professionals may have different features, requirements and fees. In addition, Investment Professionals may charge for their services. Information regarding these features, requirements and fees will be provided by the Investment Professional. If you are purchasing shares of any Fund through a program of services offered or administered by your Investment Professional, you should read the program materials in conjunction with this Prospectus. You may initiate any transaction by telephone through your Investment Professional. Subsequent investments by telephone may be made directly. See "Special Investor Services" for more information about telephone transactions.

o INVESTING THROUGH YOUR BANK TRUST DEPARTMENT. Your bank trust department may require a minimum investment and may charge additional fees. Fee schedules for such accounts are available upon request and are detailed in the agreements by which a client opens the desired account. Your bank trust department may require a completed and signed Account Application for the Fund in which an investment is made. Additional documents may be required from corporations, associations, and certain fiduciaries. Any account information, such as balances, should be obtained through your bank trust department. Additional purchases, exchanges or redemptions should also be coordinated through your bank trust department. Contact your bank trust department for instructions.

The services rendered by a bank trust department, including Key Trust Company of Ohio, N.A. and other affiliates of the Adviser are not duplicative of any of the services for which KAM as the investment adviser is compensated for advising the Fund. The charges paid by clients of bank trust departments, or their affiliates, should also be considered by the investor in addition to the net yield and return on the investment in the Fund, although such charges do not affect the Fund's dividends or distributions.

o INVESTING THROUGH THE SYSTEMATIC INVESTMENT PLAN. You can use the Systematic Investment Plan to purchase shares directly from your bank account. Please refer to "The Systematic Investment Plan" for more details.

INVESTING DIRECTLY

o BY MAIL. You may purchase shares by completing and signing an Account Application (initial purchase only payable to the Victory Funds) and mailing it, together with a check (or other negotiable bank draft or money order) in the amount of at least the minimum investment requirement to:

                           The Victory  Funds
                           P.O. Box 8527
                           Boston, MA 02266-8527

o By Wire.YOU MUST CALL THE TRANSFER AGENT BEFORE WIRING FUNDS. Federal funds should be wired to:

                           State Street Bank and Trust Company
                           ABA #011000028
                           For Credit to DDA Account #9905-201-1
                           For Further Credit to Account # (insert your account number, name, and control number assigned by the Transfer Agent).


The Fund does not impose a fee for wire transactions, although your bank may charge you a fee for this service.


o BY ACH. The purchase amount will be transferred between the bank account designated and your fund account via Automated Clearing House ("ACH"). Only a bank account maintained in a domestic financial institution which is an ACH member may be so designated. The Fund may modify or terminate the telephone and/or ACH privilege at any time or charge a service fee upon notice to shareholders. No such fee is currently contemplated by the Fund; however, your bank may charge you a fee for this service. If the designated bank account does not contain sufficient assets at the time your order is processed, the order may be cancelled, and you could be liable for resulting fees and/or losses. NOTE THAT THIS SERVICE REQUIRES APPROXIMATELY 15 DAYS TO ESTABLISH. THEREFORE, IT MAY NOT BE APPLICABLE TO REQUEST YOUR INITIAL PURCHASE UTILIZING THIS METHOD.

Class A shares are sold at the public offering price based on the net asset value that is next determined after the Transfer Agent receives the purchase order. Class B shares are sold at net asset value per share, but may be subject to a CDSC (see "Class B Shares"). In most cases, to receive that day's offering price, the Transfer Agent must receive your order as of the close of regular trading of the New York Stock Exchange ("NYSE") which is normally 4:00 p.m. Eastern time (the "Valuation Time") on each Business Day (as defined in "Shareholder Account Rules and Policies -- Share Price") . If you buy shares through an Investment Professional, the Investment Professional must receive your order in a timely fashion on a regular Business Day . It is the responsibility of your Investment Professional to transmit your order to purchase shares to the Transfer Agent in a timely fashion in order for you to receive that day's share price. The Transfer Agent may reject any purchase order for the Fund's shares, in its sole discretion.

INVESTMENT REQUIREMENTS

All purchases must be made in U.S. dollars and made payable to the Victory Funds, or in the case of a retirement account, the custodian or trustee. Third party checks will not be accepted. Checks must be drawn on U.S. banks. No cash will be accepted. If you make a purchase with more than one check, each check must have a value of at least $25, and the minimum investment requirement still applies. The Fund reserves the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. Payment for the purchase is expected at the time of the order. If payment is not received within three business days of the date of the order, the order may be canceled, and you could be held liable for resulting fees and/or losses. When purchases are made by check or periodic account investment, redemptions will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

CLASS A SHARES. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, where purchases are not subject to an initial sales charge, the offering price may be net asset value. In some cases, reduced sales charges may be available, as described below. When you invest, the Fund receives the net asset value for your account. The sales charge varies depending on the amount of your purchase and a portion may be retained by the Distributor and allocated to your Investment Professional. The Victory Portfolios has a reinstatement policy which allows an investor who redeems shares originally purchased with a sales charge to reinvest within 90 days without incurring an additional sales charge. The current sales charge rates and commissions paid to Investment Professionals are as follows:


                                    CLASS  A SALES CHARGE             DEALER
                                ----------------------------       REALLOWANCE
                                AS A % OF          AS A % OF         AS A % OF
                                OFFERING          NET AMOUNT         OFFERING
AMOUNT OF PURCHASE                PRICE           INVESTMENT           PRICE
------------------              --------          ----------       ------------

Less than $49,999                4.75%              4.99%             4.00%
$50,000 to $99,999               4.50%              4.71%             4.00%
$100,000 to $249,999             3.50%              3.63%             3.00%
$250,000 to $499,999             2.25%              2.30%             2.00%
$500,000 to $999,999             1.75%              1.78%             1.50%
$1,000,000 and above             0.00%              0.00%               (1)


(1) There is no initial sales charge on purchases of $1 million or more. However, a CDSC of up to 1.00% of the purchase price will be charged to the Shareholder if shares are redeemed in the first year after purchase, or at .50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. Investment Professionals may be paid at a rate of up to 1.00% of the purchase price.

The Distributor  reserves the right to pay the entire commission to dealers.
If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

The Distributor may pay all or a portion of any applicable sales charges and service fees to Investment Professionals who sell shares of the Fund and provide ongoing sales support services or shareholder support services. For the three-year period commencing April 30, 1994, for maintaining and servicing accounts of customers invested in the Fund, First Albany Corporation ("First Albany") and PFIC Securities Corporation ("PFIC") may receive payments from the Distributor equal to two-thirds of the Dealer Retention (as defined below) on any shares of the Fund (and other funds of The Victory Portfolios) sold by First Albany or PFIC and their broker-dealer affiliates. "Dealer Retention" is an amount equal to the difference between the applicable sales charge and such part of the sales charge which is reallowed to broker-dealers.

o REDUCED SALES CHARGES FOR CLASS A SHARES. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

o LETTER OF INTENT FOR CLASS A SHARES. An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the investor's intention to purchase shares of the Fund at a specified total public offering price within a 13-month period.

A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of the total amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends (if any) on escrowed shares, whether paid in cash or reinvested in additional shares, are not subject to escrow. The escrowed shares will not be available for redemption, exchange or other disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. A Letter of Intent may include purchases of shares made not more than 90 days prior to the date the investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor may combine purchases that are made in an individual capacity with (1) purchases that are made by members of the investor's immediate family and (2) purchases made by businesses that the investor owns as sole proprietorships, for purposes of obtaining reduced sales charges by means of a written Letter of Intent. In order to accomplish this, however, investors must designate on the Account Application the accounts that are to be combined for this purpose. Investors can only designate accounts that are open at the time the Letter of Intent is executed.

If an investor qualifies for a further reduced sales charge because the investor has either purchased more than the dollar amount indicated on the Letter of Intent or has entered into a Letter of Intent which includes shares purchased prior to the date of the Letter of Intent, the difference in the sales charge will be used to purchase additional shares of the Fund on behalf of the investor; thus the total purchases (included in the Letter of Intent) will reflect the applicable reduced sales charge of the Letter of Intent.

For further information about Letters of Intent, interested investors should contact the Transfer Agent at 800- KEY-FUND. This program, however, may be modified or eliminated at any time without notice.

o RIGHTS OF ACCUMULATION AND CONCURRENT PURCHASES. A shareholder may qualify for a reduced sales charge on purchases of Class A Shares of the Fund, and other funds of The Victory Portfolios, by combining a current purchase with purchases of another fund(s), or with certain prior purchases of shares of The Victory Portfolios. The applicable sales charge is based on the sum of (1) the purchaser's current purchase plus (2) the current public offering price of the purchaser's previous purchases of (a) all shares held by the purchaser in the Fund and (b) all shares held by the purchaser in any other fund of The Victory Portfolios (except money market funds).

To receive the applicable public offering price pursuant to the right of accumulation, shareholders must provide the Transfer Agent with sufficient information at the time of purchase to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor. See "Combined Purchases" and "Rights of Accumulation" in the Statement of Additional Information.

o WAIVERS OF CLASS A SALES CHARGES. No sales charge is imposed on sales of Class A shares to the following categories of persons (which categories may be changed or eliminated at any time):

(1) Current or retired Trustees of The Victory Portfolio and Victory Shares, employees, directors, trustees, and their family members of KeyCorp or an "Affiliated Provider" ("Affiliated Providers" refer to affiliates and subsidiaries of KeyCorp and service providers to The Victory Portfolios and the Victory Shares (collectively, the "Victory Group")), dealers having an agreement with the Distributor and any trade organization to which the Adviser or the Administrator belongs;

(2) Investors who purchase shares for trust, investment management or certain other advisory accounts established with KeyCorp or any of its affiliates;

(3) Investors who reinvest assets received in a distribution from a qualified, non-qualified or deferred compensation plan, agency, trust or custody account that was either (a) maintained by KeyCorp or an Affiliated Provider, or (b) invested in a fund of the Victory Group;

(4) Investors who, within 90 days of redemption, use the proceeds from the redemption of shares of another mutual fund complex for which they previously paid a front end sales charge or sales charge upon redemption of shares;

(5) Shareholders of the former Investors Preference Fund For Income, Inc. and the Investors Preference New York Tax-Free Fund, Inc. who have continuously maintained accounts with a fund or funds of the Victory Group with a balance of $250,000 or more (investors with less than $250,000 will pay any applicable sales charges); and

(6) Investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent. Such accounts include retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts."

CLASS B SHARES. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a CDSC will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The CDSC is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class B CDSC is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

To determine whether the CDSC applies to a redemption, The Victory Portfolios redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over six years, and (3) shares held the longest during the 6-year period. The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:


                                            CONTINGENT DEFERRED SALES CHARGE
        YEARS SINCE PURCHASE                   ON REDEMPTIONS IN THAT YEAR
          PAYMENT WAS MADE                 (AS % OF AMOUNT SUBJECT TO CHARGE)
        --------------------               ----------------------------------
                 0-1                                     5.0%
                 1-2                                     4.0%
                 2-3                                     3.0%
                 3-4                                     3.0%
                 4-5                                     2.0%
                 5-6                                     1.0%
           6 and following                               none

In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

o WAIVERS OF CLASS B CDSC. The Class B CDSC will be waived if the shareholder requests it for any of the following redemptions: (1) distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the payments are no more than 12% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficial owner; (2) redemptions from accounts other than Retirement Plans following the death or disability of the shareholder (as evidenced by a determination of disability by the Social Security Administration); (3) returns of excess contributions to Retirement Plans; and
(4) distributions of not more than 12% of the account value annually.

The CDSC is also waived on Class B shares in the following cases: (1) shares sold to the Adviser or its affiliates; (2) shares issued in plans of reorganization to which The Victory Portfolios is a party; and (3) shares redeemed in involuntary redemptions as described above.

o AUTOMATIC CONVERSION OF CLASS B SHARES. Eight years after Class B shares are purchased, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales charge or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares.

The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements -- Class B Conversion Feature" in the Statement of Additional Information.

o DISTRIBUTION PLAN FOR CLASS B SHARES. The Victory Portfolios has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act for Class B shares to compensate the Distributor for its services and costs in distributing Class B shares and servicing accounts. Under the Plan, The Victory Portfolios pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares. This fee is computed on the average daily net assets of Class B shares and paid monthly. The asset-based sales charge allows investors to buy Class B shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell Class B shares. The asset-based sales charge increases Class B expenses by up to 0.75% of average net assets per year.

The Distributor pays sales commissions of 4.00% of the purchase price to dealers from its own resources at the time of sale. For maintaining and servicing accounts of customers invested in the Fund, First Albany and PFIC Securities Corporation may receive payments from the Distributor equal to two-thirds of the excess of the scheduled CDSC over any commission paid to the selling broker. The Distributor retains the asset-based sales charge to recoup the sales commissions it pays and its financing costs. If the Plan is terminated by The Victory Portfolios, it provides that the Trustees may elect to continue payments for certain expenses already incurred. The payments under the Plan increase the annual expenses of Class B shares. For more details, please refer to "Advisory and Other Contracts -- Class B Shares Distribution Plan" in the Statement of Additional Information.

SPECIAL INVESTOR SERVICES

o THE SYSTEMATIC INVESTMENT PLAN. You can make regular investments in the Fund with the Systematic Investment Plan by completing the appropriate section of the Account Application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign. You must first meet the Fund's initial investment requirement of $500, then investments may be made monthly, quarterly, semi-annually, or annually by automatically deducting $25 or more from your bank account. For officers, trustees, directors and employees, including retired directors and employees, of the Victory Group, KeyCorp and its affiliates, and the Administrator and its affiliates (and family members of each of the foregoing) who participate in the Systematic Investment Plan, there is no minimum initial investment required. You may change the amount of your monthly purchase at any time. Your bank checking account will be debited on the date indicated on your Account Application. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent. You may cancel the Systematic Investment Plan at any time without payment of a cancellation fee. Your monthly account statement will reflect systematic investment transactions, and a debit entry will appear on your bank statement.

o THE SYSTEMATIC WITHDRAWAL PLAN. You can make regular withdrawals from your account with the Systematic Withdrawal Plan by completing the appropriate section of the Account Application. If you own shares in a fund worth $5,000 or more, you can have monthly, quarterly, semi-annual or annual checks sent from your account directly to you, to a person named by you, or to your bank checking account. The minimum withdrawal is $25. If you are having checks sent to your bank checking account, attach a voided personal check with your bank's magnetic ink coding number across the front. If your account is jointly owned, be sure that all owners sign. You may obtain information about the Systematic Withdrawal Plan by contacting the Transfer Agent. Your Systematic Withdrawal Plan payments are drawn from share redemptions. If Systematic Withdrawal Plan redemptions exceed income dividends and capital gain dividend distributions earned on your Fund shares, your account eventually may be exhausted. If any applicable sales charges are applied to new purchases of shares of the Fund, it is to your disadvantage to buy shares of the Fund while also making systematic redemptions.

Your account will be debited on the date you indicate on your Account Application. Shares will be redeemed at the net asset value per share (the "NAV") as determined on the debit date indicated on your Account Application. You may cancel the Systematic Withdrawal Plan at any time without payment of a cancellation fee. Each Systematic Withdrawal Plan transaction will appear as a debit entry on your monthly account statement.

o TELEPHONE TRANSACTIONS. You can initiate most transactions by telephone. You may call the Transfer Agent toll-free at 800- KEY-FUND or call your Investment Professional or bank trust department. Telephone transaction privileges for purchases, exchanges or redemptions may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

Generally, neither the Fund, the bank trust department nor the Transfer Agent will be responsible for any claims, losses or expenses for acting on telephone instructions that they reasonably believe to be genuine. The Transfer Agent and the Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if they do not employ reasonable procedures they may be liable for any losses due to unauthorized or fraudulent instructions. The identification procedures may include, but are not limited to, the following: account number, registration and address, personalized security codes, taxpayer identification number and other information particular to the account. Your Investment Professional, bank trust department or the Transfer Agent may also record calls, and you should verify the accuracy of your confirmation statements immediately after you receive them.

o RETIREMENT PLANS. Retirement plans can be among the best tax-planning vehicles available to individuals. Call your Investment Professional for more information on the plans and their benefits, provisions and fees. Your Investment Professional can set up your new account in the Fund under one of several tax-sheltered plans. These plans let you invest for retirement and shelter your investment income from current taxes. Plans include Individual Retirement Accounts (IRAs) and Rollover IRAs. Other fees may be charged by the IRA custodian or trustee.

HOW TO EXCHANGE

Shares of the Fund may be exchanged for shares of certain funds of the Victory Group at relative net asset value per share at the time of exchange, without a sales charge. To exchange shares, you must meet several conditions:

(1) Shares of the fund selected for exchange must be available for sale in your state of residence.

(2) The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.

(3) You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares on any Business Day.

(4) You must meet the minimum purchase requirements for the fund you purchase by exchange.

(5) The registration and tax identification numbers of the two accounts must be identical.

(6) BEFORE EXCHANGING, OBTAIN AND READ THE PROSPECTUS FOR THE FUND YOU WISH TO PURCHASE BY EXCHANGE.


SHARES OF A PARTICULAR CLASS MAY BE EXCHANGED ONLY FOR SHARES OF THE SAME CLASS IN THE OTHER FUNDS OF THE VICTORY GROUP. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, not all of the funds offer the same two classes of shares. If a fund has only one class of shares that does not have a class designation, they are "Class A" shares for exchange purposes. In some cases, sales charges may be imposed on exchange transactions. Certain funds offer Class A or Class B shares and a list can be obtained by calling the Transfer Agent at 800- KEY-FUND. Please refer to the Statement of Additional Information for more details about this policy.

Telephone exchange requests may be made either by calling your Investment Professional or the Transfer Agent at 800- KEY-FUND prior to Valuation Time on any Business Day (see "Shareholder Account Rules and Policies -- Share Price").

You can obtain a list of eligible funds of the Victory Group by calling the Transfer Agent at 800- KEY-FUND. Exchanges of shares involve a redemption of the shares of the Fund and a purchase of shares of the other fund of the Victory Group.

There are certain exchange policies you should be aware of:

o Shares are normally redeemed from one fund and issued by the other fund in the exchange transaction on the same Business Day on which the Transfer Agent receives an exchange request by Valuation Time (normally 4:00 p.m. Eastern time) that is in proper form, but either fund may delay the issuance of shares of the fund into which you are exchanging if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might create excessive turnover in the Fund's portfolio and associated expenses disadvantageous to the Fund.

o Because excessive trading can hurt fund performance and harm shareholders, The Victory Portfolios reserves the right to refuse any exchange request that will impede the Fund's ability to invest effectively or otherwise have the potential to disadvantage the Fund or to refuse multiple exchange requests submitted by a shareholder or dealer.

o The Victory Portfolios may amend, suspend or terminate the exchange privilege at any time upon 60 days' written notice to shareholders.

o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

o  Each exchange may produce a gain or loss for tax purposes.

Shareholders of the former Investors Preference Fund for Income, Inc. and Investors Preference New York Tax-Free Fund, Inc. will not be subject to any additional sales charge upon an exchange of shares attributable to an Investors Preference Funds account for shares of other funds of The Victory Portfolios. Key Mutual Funds, which is managed by KAM, is part of the Victory Group. Exchange privileges applicable to the Victory Portfolios will also apply to Key Mutual Funds.

HOW TO REDEEM

You may redeem all or a portion of your shares on any day that the Fund is open for business (see the definition of "Business Day" under "Shareholder Account Rules and Policies -- Share Price"). Shares will be redeemed at the NAV next calculated after the Transfer Agent has received the redemption request. If the Fund account is closed, any accrued dividends will be paid at the beginning of the following month.

You may redeem shares in several ways:

BY MAIL.  Send a written request to:


                                The Victory Funds
                                P.O. Box 8527
                                Boston, MA 02266-8527


Write a "letter of instruction" with your name, the Fund's name, your Fund account number, the dollar amount or number of shares to be redeemed, and any additional requirements that apply to each particular account. You will need the letter of instruction signed by all persons required to sign for transactions, exactly as their names appear on the Account Application. A signature guarantee is required if: you wish to redeem more than $10,000 worth of shares; your Fund account registration has changed within the last 60 days; the check is not being mailed to the address on your account; the check is not being made out to the account owner; or if the redemption proceeds are being transferred to another Victory Group account with a different registration. The following institutions should be able to provide you with a signature guarantee: banks, brokers, dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A signature guarantee may not be provided by a notary public. A signature guarantee is designed to protect you, the Fund and its agents from fraud. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

o BY WIRE. You may make redemptions by wire provided you have established a Fund account to accommodate wire transactions. If telephone instructions are received before Valuation Time (normally 4:00 p.m. Eastern time), proceeds of the redemption will be wired as federal funds on the next Business Day to the bank account designated with the Transfer Agent. You may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Victory Funds P.O. Box 8527, Boston, MA 02266-8527.

o BY TELEPHONE. To redeem by telephone, you may call the Transfer Agent toll free at 800- KEY-FUND or call your Investment Professional or bank trust department. See "Special Investor Services" for more information about telephone transactions.

o ADDITIONAL REDEMPTION REQUIREMENTS. The Fund may delay payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to 15 days. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Commission to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed 7 days. In addition, the Fund reserves the right to advance the time on that day by which purchase and redemption orders must be received. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.

If you are unable to reach the Transfer Agent by telephone (for example, during times of unusual market activity), consider placing your order by mail directly to the Transfer Agent. In case of suspension of the right of redemption, you may either withdraw your request for redemption or receive payment based on the NAV next determined after the termination of the suspension. If your balance in the Fund falls below $500, you may be given 60 days' notice to reestablish the minimum balance (except with respect to officers, trustees, directors and employees, including retired directors and employees, of The Victory Portfolios, KeyCorp and its affiliates, and the Administrator and its affiliates (and family members of each of the foregoing) participating in the Systematic Investment Plan, to whom no minimum balance requirement applies). If you do not increase your balance, your account may be closed and the proceeds mailed to you at the address on record. Shares will be redeemed at the last calculated NAV on the day the account is closed.

SHAREHOLDER ACCOUNT RULES AND POLICIES

SHARE PRICE. The term "net asset value per share," or "NAV", means the value of one share. The NAV of each class of shares is calculated by adding the value all the Fund's investments, plus cash and other assets, deducting liabilities of the Fund and of the class, and then dividing the result by the number of shares of the class outstanding. The NAV of the Fund is determined and its shares are priced as of the close of regular trading of the NYSE, which is normally 4:00 p.m. Eastern time (the "Valuation Time") on each Business Day of the Fund. A "Business Day" is a day on which the NYSE is open for trading, the Federal Reserve Bank of Cleveland is open, and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase any shares is received) during which there is sufficient trading in its portfolio instruments that the Fund's net asset value per share might be materially affected. The NYSE or the Federal Reserve Bank of Cleveland will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

The Fund's securities are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Fair value of these portfolio securities is determined by an independent pricing service based primarily upon information concerning market transactions and dealers quotations for comparable securities.

o The offering of shares may be suspended during any period in which the determination of NAV is suspended, and the offering may be suspended by the Trustees at any time the Trustees believe it is in the Fund's best interest to do so.

o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

o Dealers that can perform account transactions for their client by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of The Victory Portfolios if the dealer performs any transaction erroneously.

o The redemption price for shares will vary from day to day because the value of the securities in the Fund fluctuates, and the value of your shares may be more or less than their original cost.

o Payment for redeemed shares is ordinarily made in cash and forwarded by check within three business days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. The Transfer Agent may delay forwarding a check for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 15 days from the date the shares were purchased. That delay may be avoided if you arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

o If your account value has fallen below $500 you may be given 60 days' notice to reestablish the minimum balance. If you do not increase your minimum balance, your account may be closed and the proceeds mailed to you at the record address. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders. Under unusual circumstances, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund. Please refer to the Statement of Additional Information for more details.

o "Backup Withholding" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish The Victory Portfolios with a certified Social Security or taxpayer identification number when you sign your Account Application, or if you violate Internal Revenue Service regulations on tax reporting of dividends.

o The Victory Portfolios does not charge a redemption fee, but if your Investment Professional handles your redemption, the Investment Professional may charge a separate service fee. Under the circumstances described in "How to Invest," you may be subject to a CDSC when redeeming Class B shares.

o The Distributor, at its expense, may also provide additional cash compensation to dealers in connection with sales of shares of the Fund. The maximum cash compensation payable by the Distributor is currently 4.00% of the offering price. In addition, the Distributor will, from time to time and at its own expense, provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Victory Portfolios and/or other dealer-sponsored special events including payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will include the following types of non-cash compensation offered through sales contests: (1) vacation trips including the provision of travel arrangements and lodging; (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Fund's shares to qualify for this compensation if prohibited by the laws of any state or any self-regulatory organization, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS


The Fund ordinarily declares and pays dividends separately for Class A and Class B shares from its net investment income monthly. The Fund may make distributions at least annually out of any net realized capital gains, and the Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

DISTRIBUTION OPTIONS

When you fill out your Account Application, you can specify how you want to receive your dividend distributions.

Currently, there are five available options:

1. REINVESTMENT OPTION. Your income and capital gain dividends, if any, will be automatically reinvested in additional shares of the Fund. Income and capital gain dividends will be reinvested at the net asset value of the Fund as of the day after the record date. If you do not indicate a choice on your Account Application, you will be assigned this option.

2. CASH OPTION. You will receive a check for each income or capital gain dividend, if any. Distribution checks will be mailed no later than 7 days after the dividend payment date which may be more than 7 days after the dividend record date.

3. INCOME EARNED OPTION. You will have your capital gain dividend distributions, if any, reinvested automatically in the Fund at the NAV as of the day after the record date and have your income dividends paid in cash.

4. DIRECTED DIVIDENDS OPTION. You will have income and capital gain dividends, or only capital gain dividends, automatically reinvested in shares of another fund of the Victory Group. Shares will be purchased at the NAV as of the day after the record date. If you are reinvesting dividends of a fund sold without a sales charge in shares of a fund sold with a sales charge, the shares will be purchased at the public offering price. If you are reinvesting dividends of a fund sold with a sales charge in shares of a fund sold with or without a sales charge, the shares will be purchased at the net asset value of the fund. Dividend distributions can be directed only to an existing account with a registration that is identical to that of your Fund account.

5. DIRECTED BANK ACCOUNT OPTION. You will have your income and capital gain dividends, or only your income dividends, automatically transferred to your bank checking or savings account. The amount will be determined on the dividend record date and will normally be transferred to your account within 7 days of the dividend record date. Dividend distributions can be directed only to an existing account with a registration that is identical to that of your Fund account. Please call or write the Transfer Agent to learn more about this dividend distribution option.

Any election or revocation of any of the above dividend distribution options may be made in writing to the Fund and sent to the Victory Funds , P.O. Box 8527, Boston, MA 02266-8527, or by calling the Transfer Agent at 800- KEY-FUND, and will become effective with respect to dividends having record dates after receipt of the Account Application or request by the Transfer Agent.

Reinvested dividend distributions receive the same tax treatment as dividend distributions paid in cash.

o STATEMENTS AND REPORTS. You will receive a monthly statement reflecting all transactions that affect the share balance or the registration of your Fund account. You will receive a confirmation after every transaction that affected the share balance of your Fund account, except for dividend reinvestment, systematic investment and systematic withdrawal transactions. These transactions will be detailed in your Fund account statement. Transactions that affect the share balance of your Fund investment in an account established with an Investment Professional or financial institution will be detailed in regular statements or through confirmation procedures of the financial institution. Certificates representing shares of the Fund will not be issued. An IRS Form with federal tax information will be mailed to you by January 31 of each tax year and also will be filed with the IRS. At least twice a year, you will receive the Fund's financial reports.

o REDEMPTION OR EXCHANGES. Investors may realize a gain or loss when redeeming (selling) or exchanging shares. For most types of accounts, the Fund reports the proceeds to the IRS annually. Because the shareholders' tax treatment also depends on their purchase price and personal tax positions, shareholders should keep their regular account statements to use in determining their tax. See "Buying a Dividend."

o COMPLETE REDEMPTIONS. If you request a complete redemption of all your Fund shares, any dividend accrued to your account will be included in the redemption check.

o BUYING A DIVIDEND. On the record date for a distribution of ordinary income or capital gains dividend, the net asset value of the Fund is reduced by the amount of the distribution. An investor who buys shares just before the record date ("buying a dividend") will pay the full price for the shares and then receive a portion of the purchase price back as a taxable distribution.

FEDERAL TAXES

The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "IRS Code"). The Fund contemplates the distribution of all of its net investment income and capital gains, if any, in accordance with the timing requirements imposed by the IRS Code, so that it will not be subject to federal income taxes or the 4% excise tax on undistributed income.

Distributions by the Fund of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. These distributions are treated as dividends for federal income tax purposes, but only a portion thereof may qualify for the 70% dividends received deduction for corporate shareholders (which portion may not exceed the aggregate amount of qualifying dividends from domestic corporations received by the Fund and must be designated by the Fund as so qualifying). Distributions by the Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gain, regardless of the length of time shareholders have held their shares. Such distributions are not eligible for the dividends-received deduction . If a shareholder disposes of shares in the Fund at a loss before holding such shares for more than six months, the loss will be treated as a long-term capital loss to the extent that the shareholder has received a capital gain dividend on those shares.

Distributions to shareholders of the Fund will be treated in the same manner for federal income tax purposes whether received in cash or in additional shares and may also be subject to state and local taxes. Distributions received by shareholders of the Fund in January of a given year will be treated as received on December 31 of the preceding year provided that they were declared to shareholders of record on a date in October, November or December of such preceding year. The Fund sends tax statements to its shareholders (with copies to the Internal Revenue Service (the "IRS")) by January 31 showing the amounts and tax status of distributions made (or deemed made) during the preceding calendar year.

Income from securities of foreign issuers may be subject to foreign withholding taxes. Credit for such foreign taxes, if any, will not pass through to the shareholders.

o OTHER TAX INFORMATION. The information above is only a summary of some of the federal income tax consequences generally affecting the Fund and its U.S. shareholders, and no attempt has been made to discuss individual tax consequences. A prospective investor should also review the more detailed discussion of federal income tax considerations in the Statement of Additional Information. In addition to the federal income tax, a shareholder may be subject to state or local taxes on his or her investment in the Fund, depending on the laws of the shareholder's jurisdiction. INVESTORS CONSIDERING AN INVESTMENT IN THE FUND SHOULD CONSULT THEIR TAX ADVISERS TO DETERMINE WHETHER THE FUND IS SUITABLE TO THEIR PARTICULAR TAX SITUATION.

When investors sign their Account Application, they are asked to provide their correct social security or taxpayer identification number and other required certifications. If investors do not comply with IRS regulations, the IRS requires the Fund to withhold 31% of amounts distributed to them by the Fund as dividends or in redemption of their shares.


                                   PERFORMANCE

From time to time, performance information for each class of shares of the Fund showing total return of each class of shares may be presented in advertisements, sales literature and in reports to shareholders. Such performance figures are based on historical earnings and are not intended to indicate future performance.

Average annual total return will be calculated over a stated period of more than one year. Average annual total return is measured by comparing the value of an investment in a class at the beginning of the relevant period (as adjusted for sales charges, if any) to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing that figure. Cumulative total return is calculated similarly to average annual total return, except that the resulting difference is not annualized.

Yield will be computed by dividing the Fund's net investment income per share earned during a recent thirty-day period by the Fund's maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

Investors may also judge, and The Victory Portfolios may at times advertise, the performance of the Fund by comparing it to the performance of other mutual funds with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, in publications issued by Lipper Analytical Services, Inc., and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and local newspapers. In addition, general information about the Fund that appears in publications such as those mentioned above may also be quoted or reproduced in advertisements, sales literature or in reports to shareholders.

Performance is a function of the type and quality of instruments held in the Fund's portfolio, operating expenses, and market conditions. Consequently, performance will fluctuate and is not necessarily representative of future results. Any fees charged by service providers with respect to customer accounts for investing in shares of the Fund will not be reflected in performance calculations.

Additional information regarding the performance of each fund of The Victory Portfolios is included in The Victory Portfolios' annual and semi-annual reports which are available without charge upon request by calling 800- KEY-FUND.

                           FUND ORGANIZATION AND FEES

The Victory Portfolios is an open-end management investment company, commonly known as a mutual fund, and currently consisting of twenty- six series portfolios. Some of the Victory Portfolios have been operating continuously since 1983, when they were created under Massachusetts law as a Massachusetts business trust although certain of its funds have a prior operating history from their predecessor funds. On February 29, 1996, The Victory Portfolios converted from a Massachusetts business trust to a Delaware business trust. The Victory Portfolios' offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Overall responsibility for management of The Victory Portfolios rests with its Board of Trustees, who are elected by the shareholders of The Victory Portfolios.

INVESTMENT ADVISER

One of the Fund's most important contracts is with its investment adviser, Key Asset Management Inc. ("KAM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission. KAM is a wholly owned subsidiary of KeyBank National Association ("KeyBank"), a wholly-owned subsidiary of KeyCorp. Effective February 28, 1997, KAM became the surviving corporation of the reorganization of four indirect investment adviser subsidiaries of KeyCorp--KeyCorp Mutual Fund Advisers, Inc. ("Key Advisers"), Society Asset Management, Inc. ("SAM"), Spears, Benzak, Salomon & Farrell, Inc. ("SBSF") and Applied Technologies, Inc. ("ATI"), each registered with the Securities and Exchange Commission as an investment adviser. Key Advisers, SAM and ATI were merged with and into SBSF, a New York corporation organized on February 22, 1972. Pursuant to the terms of the reorganization SBSF changed its name to Key Asset Management Inc. SAM, SBSF and ATI will continue to operate under their existing names as separate divisions of KAM.

An advisory agreement allows the Adviser to hire employees of affiliates as sub-advisers to the Funds. It also allows KAM to choose brokers or dealers to handle the purchases and sales of a Fund's securities. Subject to Board approval, Key Investments, Inc. (KII) and/or Key Clearing Corporation (KCC)may act as clearing broker the Funds' security transactions in accordance with procedures adopted by the Funds, and receive commissions or fees in connection with their sevices to the Funds. Both KII and KCC are wholly-owned indirect subsidiaries of KeyCorp and affiliates of the adviser. to February 28, 1997, KeyCorp Mutual Fund Advisers, Inc. was the adviser and Society Asset Management, Inc. (formerly the adviser) was the sub-adviser to each of the Funds. During the fiscal year ended October 31, 1996, KeyCorp Mutual Fund Advisers, Inc. earned investment advisory fees aggregating .31% of the average daily net assets of the Fund.

For the services provided and expenses incurred pursuant to the investment advisory agreement between The Victory Portfolios respecting the Fund, the Adviser is entitled to receive a fee, computed daily and paid monthly, at an annual rate of fifty-five one hundredths of one percent (.55%) of the average daily net assets of the Fund. The advisory fees for the Fund have been determined to be fair and reasonable in light of the services provided to the Fund. The Adviser may periodically waive all or a portion of their advisory fee with respect to the Fund. Prior to January, 1996, Society Asset Management, Inc. served as investment adviser to the Fund. During the Fund's fiscal period ended October 31, 1995, Society Asset Management, Inc. earned investment advisory fees aggregating .42% of the average daily net assets of the Fund.

Under the investment advisory agreement between The Victory Portfolios, on behalf of the Fund, and the Adviser (the "Investment Advisory Agreement"), the Adviser may delegate a portion of its responsibilities to a sub-adviser.

The person primarily responsible for the investment management of the Fund as well as his previous experience is as follows:

                       MANAGING FUND
PORTFOLIO MANAGER          SINCE                PREVIOUS EXPERIENCE
------------------     -------------            -------------------


Robert H. Fernald       March, 1994   Portfolio Manager and Managing Director,
                                      Key Asset Management, Inc.; Portfolio
                                      Manager with  Key Asset Management Inc.
                                      (formerly SAM) since 1993, and with
                                      Society National Bank since 1992;
                                      Portfolio Manager,Ameritrust Company
                                      National Association 1991-1992.

EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, custodian or shareholder servicing agent to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers, nor should they prevent the Adviser or the Fund from compensating third parties for performing such functions. The Adviser and its affiliates are subject to such banking laws and regulations.

The Adviser believes that it may perform the investment advisory services for the Fund contemplated by the Investment Advisory Agreement without violating the Glass-Steagall Act or other applicable banking laws or regulations and that they or their affiliates can perform the other services indicated above. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations could prevent the Adviser and its affiliates from continuing to perform all or a part of the above services for their customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any service then being provided by the Adviser and its affiliates, and the Trustees would consider alternate investment advisers and other means of continuing available services. It is not expected that the Fund's shareholders would suffer any adverse financial consequences (if other service providers are retained) as a result of any of these occurrences.

ADMINISTRATOR AND DISTRIBUTOR

BISYS Fund Services is the administrator , principal underwriter and Distributor for the Fund.

The Administrator generally assists in all aspects of the Fund's administration and operation. For expenses incurred and services provided as Administrator pursuant to its management and administration agreement with The Victory Portfolios, the Administrator receives a fee from the Fund, computed daily and paid monthly, at an annual rate of fifteen one-hundredths of one percent (.15%) of the Fund's average daily net assets. The Administrator may periodically waive all or a portion of its administrative fee with respect to the Fund.

BISYS sells shares of the Fund as agent on behalf of The Victory Portfolios at no cost to the Fund. The Adviser does not participate in nor is it responsible for the underwriting of Fund shares.

TRANSFER AGENT

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110-3875 ("State Street" or the "Transfer Agent") serve as the Transfer Agent for the Fund, and receives a fee for such services based on various criteria, including assets, transactions and number of accounts. Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, MA 02171 ("BFDS") is the dividend disbursing agent and shareholder servicing agent for the Fund.

SHAREHOLDER SERVICING PLAN

The Victory Portfolios has adopted a Shareholder Servicing Plan for each class of shares of the Fund. In accordance with the Shareholder Servicing Plan, the Fund may enter into Shareholder Service Agreements under which the Fund pays fees of up to .25% of the average daily net assets of each class for fees incurred in connection with the personal service and maintenance of accounts holding the shares of such class. Such agreements are entered into between The Victory Portfolios and various shareholder servicing agents, including the Distributor, Key Trust Company of Ohio, N.A. and its affiliates, and other financial institutions and securities brokers (each, a "Shareholder Servicing Agent"). Each Shareholder Servicing Agent generally will provide support services to shareholders by establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, arranging for bank wires, responding to routine inquires, forwarding shareholder communication, assisting in the processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Shareholder Servicing Agents may periodically waive all or a portion of their respective shareholder servicing fees with respect to the Fund.

FUND ACCOUNTANT

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219, provides certain accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee for such services.

CUSTODIAN

Key Trust Company of Ohio, N.A., an affiliate of the Adviser serves as custodian for the Fund and receives fees for the services it performs as custodian.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P. serves as independent accountants to the Fund.

FUND COUNSEL

Kramer, Levin, Naftalis & Frankel serves as legal counsel to the Fund.

EXPENSES

For the fiscal year ended October 31, 1996, the Fund's total operating expenses for Class A and Class B shares were 1.22% and 2.06%, respectively, of the Fund's average daily net assets, excluding certain voluntary fee reductions or reimbursements.


                             ADDITIONAL INFORMATION

The Victory Portfolios may issue an unlimited number of shares and classes of the Fund. Shares of each class of the Fund participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, shares will be fully paid and nonassessable by The Victory Portfolios and will have no preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares owned. For those investors with qualified trust accounts, the trustee will vote the shares at meetings of the Fund's shareholders in accordance with the shareholder's instructions or will vote in the same percentage as shares that are not so held in trust. The trustee will forward to these shareholders all communications received by the trustee, including proxy statements and financial reports. The Victory Portfolios and the Fund are not required to hold annual meetings of shareholders and in ordinary circumstances do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders. Shareholders holding 10% or more of The Victory Portfolios' outstanding shares may call a special meeting of shareholders for the purpose of voting upon the question of removal of Trustees.

The Board of Trustees may authorize The Victory Portfolios to offer other funds which may differ in the types of securities in which their assets may be invested.

The Adviser and The Victory Portfolios have each adopted a Code of Ethics (the "Codes") which require investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and
(c) to refrain from personally engaging in (i) short-term trading of a security,
(ii) transactions involving a security within seven days of a Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by a Victory fund. The Codes also prohibit investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by the Adviser and the Board of Trustees reviews their Codes and any substantial violations of the Codes. Violations of the Codes may result in censure, monetary penalties, suspension or termination of employment.

DELAWARE LAW

On February 29, 1996, The Victory Portfolios converted to a Delaware business trust. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to stockholders of Delaware corporations and the Trust Instrument provides that shareholders will not be personally liable for liabilities of The Victory Portfolios. In light of Delaware law, the nature of Victory Portfolios' business, and the nature of its assets, management of Victory Portfolios believes that the risk of personal liability to a Fund shareholder would be extremely remote.

In the unlikely event a shareholder is held personally liable for The Victory Portfolios' obligations, The Victory Portfolios will be required to use its property to protect or compensate the shareholder. On request, The Victory Portfolios will defend any claim made and pay any judgment against a shareholder for any act or obligation of
 The Victory Portfolios. Therefore, financial loss resulting from liability as a shareholder will occur only if The Victory Portfolios itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Delaware law authorizes electronic or telephone communications between shareholders and The Victory Portfolios. Under Delaware law, The Victory Portfolios have the flexibility to respond to future business contingencies. For example, the Trustees have the power to incorporate The Victory Portfolios, to merge or consolidate it with another entity, to cause each fund to become a separate trust, and to change the Victory Portfolio's domicile without a shareholder vote. This flexibility could help reduce the expense and frequency of future shareholder meetings for non-investment related issues.

MISCELLANEOUS

As of the date of this Prospectus, the Fund offers only the classes of shares that are offered by this Prospectus. Subsequent to the date of this Prospectus, the Fund may offer additional classes of shares through a separate prospectus. Any such additional classes may have different sales charges and other expenses, which would affect investment performance. Further information may be obtained by contacting your Investment Professional or by calling 800- KEY-FUND.

Shareholders will receive Semi-Annual Reports, which are unaudited, and Annual Reports, which are audited by independent public accountants ("Reports"), describing the investment operations of the Fund. Each of these Reports, when available for a particular fiscal year end or the end of a semi-annual period, is incorporated herein by reference. The Victory Portfolios may include information in their Reports to shareholders that (a) describes general economic trends, (b) describes general trends within the financial services industry or the mutual fund industry, (c) describes past or anticipated portfolio holdings for the Fund or (d) describes investment management strategies for The Victory Portfolios. Such information is provided to inform shareholders of the activities of The Victory Portfolios for the most recent fiscal year or semi-annual period and to provide the views of the Adviser and/or The Victory Portfolios' officers regarding expected trends and strategies.

The Fund intends to eliminate duplicate mailings of Reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may receive additional copies of any Reports at no cost by writing to the Fund at the address below.

Inquiries regarding The Victory Portfolios or the Fund may be directed in writing to The Victory Portfolios at the Victory Funds , P.O. Box 8527, Boston, MA 02266-8527, or by telephone, toll-free, at 800- KEY-FUND.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE VICTORY PORTFOLIOS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE VICTORY PORTFOLIOS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                                      Rule 497(c)
                                                      Registration No. 33-8982


                       STATEMENT OF ADDITIONAL INFORMATION


                             THE VICTORY PORTFOLIOS

                            The Victory Balanced Fund
                       The Victory Diversified Stock Fund
                       The Victory Financial Reserves Fund
                           The Victory Fund For Income
                      The Victory Government Mortgage Fund
                             The Victory Growth Fund
                   The Victory Institutional Money Market Fund
                      The Victory Intermediate Income Fund
                      The Victory International Growth Fund
                    The Victory Investment Quality Bond Fund
                           The Victory Lakefront Fund
                      The Victory Limited Term Income Fund
                    The Victory National Municipal Bond Fund
                       The Victory New York Tax-Free Fund
                      The Victory Ohio Municipal Bond Fund
                  The Victory Ohio Municipal Money Market Fund
                      The Victory Ohio Regional Stock Fund
                       The Victory Prime Obligations Fund
                     The Victory Real Estate Investment Fund
                         The Victory Special Growth Fund
                         The Victory Special Value Fund
                          The Victory Stock Index Fund
                     The Victory Tax-Free Money Market Fund
                  The Victory U.S. Government Obligations Fund
                             The Victory Value Fund


                                  March 1, 1997

This Statement of Additional Information is not a prospectus, but should be read in conjunction with each prospectus of The Victory Portfolios (individually, a "Prospectus," and collectively, the "Prospectuses"), each of which is dated the same date as the date hereof. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing The Victory Portfolios at P.O Box 8527, Boston, MA 02266-8527, or by calling toll free 800-KEY FUND(R) or 800-539-3863.


INVESTMENT ADVISER
Key Asset Management Inc.

ADMINISTRATOR
BISYS Fund Services

DISTRIBUTOR
BISYS Fund Services

TRANSFER AGENT
State Street Bank and Trust Company

DIVIDEND  DISBURSING AGENT AND SHAREHOLDER  SERVICING AGENT
Boston Financial and Data Services, Inc.

CUSTODIAN
Key Trust Company of Ohio, N.A.

INDEPENDENT CERTIFIED ACCOUNTANTS
Coopers & Lybrand L.L.P.

COUNSEL
Kramer, Levin, Naftalis & Frankel

Table of Contents

INVESTMENT OBJECTIVES AND INVESTMENT POLICIES AND LIMITATIONS................ 9

THE VICTORY BALANCED FUND.................................................... 9
THE VICTORY DIVERSIFIED STOCK FUND........................................... 9
THE VICTORY FINANCIAL RESERVES FUND......................................... 10
THE VICTORY FUND FOR INCOME................................................. 11
THE VICTORY GOVERNMENT MORTGAGE FUND........................................ 11
THE VICTORY GROWTH FUND..................................................... 12
THE VICTORY INSTITUTIONAL MONEY MARKET FUND................................. 12
THE VICTORY INTERMEDIATE INCOME FUND........................................ 13
THE VICTORY INTERNATIONAL GROWTH FUND....................................... 14
THE VICTORY INVESTMENT QUALITY BOND FUND.................................... 14
THE VICTORY LAKEFRONT FUND.................................................. 15
THE VICTORY LIMITED TERM INCOME FUND........................................ 16
THE VICTORY NATIONAL MUNICIPAL BOND FUND.................................... 17
THE VICTORY NEW YORK TAX-FREE FUND.......................................... 17
THE VICTORY OHIO MUNICIPAL BOND FUND........................................ 18
THE VICTORY OHIO MUNICIPAL MONEY MARKET FUND................................ 18
THE VICTORY OHIO REGIONAL STOCK FUND........................................ 19
THE VICTORY PRIME OBLIGATIONS FUND.......................................... 19
THE VICTORY REAL ESTATE INVESTMENT FUND..................................... 20
THE VICTORY SPECIAL GROWTH FUND............................................. 21
THE VICTORY SPECIAL VALUE FUND.............................................. 21
THE VICTORY STOCK INDEX FUND................................................ 22
THE VICTORY TAX-FREE MONEY MARKET FUND...................................... 23
THE VICTORY U.S. GOVERNMENT OBLIGATIONS FUND................................ 23
THE VICTORY VALUE FUND...................................................... 24
FUNDAMENTAL RESTRICTIONS OF THE FUNDS....................................... 25
NON-FUNDAMENTAL RESTRICTIONS OF THE FUNDS................................... 33
INSTRUMENTS IN WHICH THE FUNDS CAN INVEST................................... 36
         Eligible Securities for Money Market Funds......................... 36
         U.S. Corporate Debt Obligations.................................... 36
         Short-Term Obligations..............................................37
         Short-Term Corporate Obligations....................................37
         Demand Features.....................................................37
         Bankers' Acceptances............................................... 37
         Certificates of Deposit............................................ 37
         Eurodollar Certificates of Deposit................................. 37
         Yankee Certificates of Deposit..................................... 38
         Eurodollar Time Deposits........................................... 38
         Canadian Time Deposits............................................. 38
         Commercial Paper................................................... 38
         International Bonds................................................ 38
         Foreign Debt Securities ........................................... 38
         Repurchase Agreements.............................................. 38
         Reverse Repurchase Agreements...................................... 39
         Short-Term Funding Agreements...................................... 39
         Variable Amount Master Demand Notes................................ 39
         Variable Rate Demand Notes......................................... 39

         Variable and Floating Rate Notes................................... 39
         Extendible Debt Securities......................................... 40
         Receipts........................................................... 40
         Zero-Coupon Bonds.................................................. 40
         High-Yield Debt Securities......................................... 41
         Loans and Other Direct Debt Instruments............................ 41
         Securities of Other Investment Companies........................... 42
         U.S. Government Obligations........................................ 42
         Municipal Securities............................................... 42
         Ohio Tax-Exempt Obligations........................................ 45
         Municipal Lease Obligations........................................ 46
         Lower-Rated Municipal Securities................................... 47
         Federally Taxable Obligations...................................... 47
         Refunded Municipal Bonds........................................... 47
         When-Issued Securities............................................. 48
         Delayed-Delivery Transactions...................................... 48
         Mortgage-Backed Securities......................................... 48
                  In General................................................ 48
                  U.S. Government Mortgage-Backed Securities................ 49
                  GNMA Certificates......................................... 49
                  FHLMC Securities.......................................... 49
                  FNMA Securities........................................... 49
                  Collateralized Mortgage Obligations....................... 50
                  Non-Government Mortgage-Backed Securities................. 50

         Asset-Backed Securities............................................ 50
         Futures and Options................................................ 51
                  Futures Contracts......................................... 51
                  Restrictions on the Use of Futures Contracts.............. 52
                  Risk Factors in Futures Transactions...................... 53
                  Options................................................... 53
                  Puts...................................................... 54
                  Illiquid Investments...................................... 54
                  Restricted Securities..................................... 55
                  Securities Lending Transactions........................... 55
         Short Sales Against-the-Box........................................ 55
         Investment-Grade and High Quality Investments...................... 56
         Participation Interests............................................ 56
         Warrants........................................................... 56
         Refunding Contracts................................................ 56
         Standby Commitments................................................ 56
         Foreign Investment................................................. 56
         Miscellaneous Securities........................................... 57
         Additional Information Concerning Ohio Issuers..................... 58
         Additional Information Concerning New York Issuers................. 61

DETERMINING NET ASSET VALUE FOR THE MONEY MARKET FUNDS...................... 81
ALUATION OF PORTFOLIOS SECURITIES FOR THE MONEY MARKET FUNDS...............132

VALUATION OF PORTFOLIO SECURITIES FOR THE TAXABLE BOND FUNDS
AND THE TAX-FREE BOND FUNDS.................................................133

PERFORMANCE OF THE MONEY MARKET FUNDS....................................... 83

PERFORMANCE OF THE NON-MONEY MARKET FUNDS................................... 86

ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION................... 96

DIVIDENDS AND DISTRIBUTIONS................................................. 99

TAXES.......................................................................100

TRUSTEES AND OFFICERS.......................................................108

ADVISORY AND OTHER CONTRACTS................................................112

ADDITIONAL INFORMATION......................................................125

APPENDIX....................................................................135

                       STATEMENT OF ADDITIONAL INFORMATION

The Victory Portfolios (the "Victory Portfolios") is an open-end management investment company. The Victory Portfolios consists of 26 series (each a "Fund," and collectively, the "Funds") of units of beneficial interest ("shares"). The outstanding shares represent interests in the 26 separate investment portfolios. This Statement of Additional Information (the "SAI") relates to the shares of 25 of the 26 Funds and their respective classes, and are listed below. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are used as defined in the Prospectuses. No investment in shares of a Fund should be made without first reading that Fund's Prospectus.

THE VICTORY PORTFOLIOS:

The Victory Balanced Fund
         Class A Shares
         Class B Shares
The Victory Diversified Stock Fund
         Class A Shares
         Class B Shares
The Victory Financial Reserves Fund
The Victory Fund For Income Fund
The Victory Government Mortgage Fund
The Victory Growth Fund
The Victory Institutional Money Market Fund
         Select Shares
         Investor Shares
The Victory Intermediate Income Fund
The Victory International Growth Fund
         Class A Shares
         Class B Shares
The Victory Investment Quality Bond Fund
The Victory Lakefront Fund
The Victory Limited Term Income Fund
The Victory National Municipal Bond Fund
         Class A Shares
         Class B Shares
The Victory New York Tax-Free Fund
         Class A Shares
         Class B Shares
The Victory Ohio Municipal Bond Fund
The Victory Ohio Municipal Money Market Fund
The Victory Ohio Regional Stock Fund
         Class A Shares
         Class B Shares
The Victory Prime Obligations Fund
The Victory Real Estate Investment Fund
The Victory Special Growth Fund
The Victory Special Value Fund
         Class A Shares
         Class B Shares

The Victory Stock Index Fund
The Victory Tax-Free Money Market Fund
The Victory U.S. Government Obligations Fund
         Select Shares
         Investor Shares
The Victory Value Fund

INVESTMENT OBJECTIVES AND INVESTMENT POLICIES AND LIMITATIONS

Each Fund's investment objective is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding voting securities. There can be no assurance that a Fund will achieve its investment objective.

ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS.

The following policies and limitations supplement the Funds' investment policies set forth in the Prospectuses. The Funds' investments in the following securities and other financial instruments are subject to the other investment policies and limitations described in the Prospectuses and this SAI.

Unless otherwise noted in the prospectus or this SAI, a Fund may invest no more than 5% of its total assets in any of the securities or financial instruments described below (unless the context requires otherwise).

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the Investment Company Act of 1940 (the "1940 Act")). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

The investment policies of a Fund may be changed without an affirmative vote of the holders of a majority of that Fund's outstanding voting securities unless
(1) a policy expressly is deemed to be a fundamental policy of the Fund or (2) a policy expressly is deemed to be changeable only by such majority vote. A Fund may, following notice to its shareholders, take advantage of other investment practices which presently are not contemplated for use by the Fund or which currently are not available but which may be developed to the extent such investment practices are both consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in a Fund's Prospectus.

The following sections list each Fund's investment objective and its investment policies, limitations, and restrictions. The securities in which the Funds can invest and the risks associated with these securities are discussed in the section "Instruments in Which the Funds Can Invest."

DEFINED TERMS. All capitalized terms listed in a Fund's Investment Policies and Limitations section referring to permissible investments are described in the section "Instruments in Which the Funds Can Invest."

The following terms are used throughout the Investment Objective and Investment Policies and Limitations sections.
         S&P:  Standard & Poor's Ratings Group
         Moody's:  Moody's Investors Service, Inc.
         Fitch:  Fitch Investors Service, Inc.
         NRSRO:  Nationally Recognized Statistical Ratings Organization

THE VICTORY BALANCED FUND

The Balanced Fund can invest in:

o        U.S. Equity Securities
o        U.S. Corporate Debt Obligations
o        Short-Term Obligations
o        Bankers' Acceptances
o        Certificates of Deposit
o        Eurodollar Certificates of Deposit
o        Yankee Certificates of Deposit
o        Eurodollar Time Deposits
o        Canadian Time Deposits
o        Commercial Paper
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Variable Amount Master Demand Notes
o        Variable and Floating Rate Notes
o        Receipts
o        Zero-Coupon Bonds
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
         o         U.S. Government Mortgage-Backed Securities
         o         GNMA Certificates
         o         FHLMC Securities
         o         FNMA Securities
         o         Futures Contracts
         o         Options
o        Illiquid Investments
o        Restricted Securities
o        Securities Lending Transactions
o        Investment-Grade and High-Quality Investments
o        Foreign Investments
o        Miscellaneous Securities

THE VICTORY DIVERSIFIED STOCK FUND

The Diversified Stock Fund can invest in:

o         U.S. Equity Securities
o         Bankers' Acceptances
o         Certificates of Deposit
o         Eurodollar Certificates of Deposit
o         Yankee Certificates of Deposit
o         Eurodollar Time Deposits
o         Canadian Time Deposits
o         Commercial Paper
o         Repurchase Agreements
o         Reverse Repurchase Agreements

o        Variable Amount Master Demand Notes
o        Variable and Floating Rate Notes
o        Receipts
o        Zero-Coupon Bonds
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
         o         Options
o        Illiquid Investments
o        Restricted Securities
o        Securities Lending Transactions
o        Investment-Grade and High-Quality Investments
o        Foreign Investments
o        Miscellaneous Securities

THE VICTORY FINANCIAL RESERVES FUND

The Financial Reserves Fund can invest in:

o        Eligible Securities for Money Market Funds
o        U.S. Corporate Debt Obligations
o        Short-Term Corporate Obligations
o        Bankers' Acceptances
o        Certificates of Deposit
o        Eurodollar Certificates of Deposit
o        Yankee Certificates of Deposit
o        Eurodollar Time Deposits
o        Canadian Time Deposits
o        Commercial Paper
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Short-Term Funding Agreements
o        Variable Amount Master Demand Notes
o        Variable and Floating Rate Notes
o        Receipts
o        Zero-Coupon Bonds
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
         o         U.S. Government Mortgage-Backed Securities
         o         GNMA Certificates
         o         FHLMC Securities
         o         FNMA Securities
         o         Non-Governmental Mortgage-Backed Securities
o        Illiquid Investments
o        Restricted Securities
o        Securities Lending Transactions
o        Investment-Grade and High-Quality Investments
o        Foreign Investments

THE VICTORY FUND FOR INCOME

The Fund for Income can invest in:

o        U.S. Corporate Debt Obligations
o        Bankers' Acceptances
o        Certificates of Deposit
o        Commercial Paper
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Mortgage-Backed Securities
         o         U.S. Government Mortgage-Backed Securities
         o         GNMA Certificates
         o         FHLMC Securities
         o         FNMA Securities
         o         Collateralized Mortgage Obligations
         o         Non-Governmental Mortgage-Backed Securities
o        Illiquid Investments
o        Restricted Securities
o        Securities Lending Transactions

THE VICTORY GOVERNMENT MORTGAGE FUND

The Government Mortgage Fund can invest in:

o         Bankers' Acceptances
o         Certificates of Deposit
o        Eurodollar Certificates of Deposit
o        Yankee Certificates of Deposit
o        Eurodollar Time Deposits
o        Canadian Time Deposits
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Short-Term Funding Agreements
o        Variable Amount Master Demand Notes
o        Variable and Floating Rate Notes
o        Receipts
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Mortgage-Backed Securities
o        GNMA Certificates
o        FHLMC Securities
o        FNMA Securities
o        Collateralized Mortgage Obligations
         o         Futures Contracts

         o         Options
o        Illiquid Investments
o        Restricted Securities
o        Securities Lending Transactions

THE VICTORY GROWTH FUND

The Growth Fund can invest in:

o        U.S. Equity Securities
o        U.S. Corporate Debt Obligations
o        Short-Term Corporate Obligations
o        Bankers' Acceptances
o        Certificates of Deposit
o        Eurodollar Certificates of Deposit
o        Yankee Certificates of Deposit
o        Eurodollar Time Deposits
o        Canadian Time Deposits
o        Commercial Paper
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Variable Amount Master Demand Notes
o        Variable and Floating Rate Notes
o        Receipts
o        Zero-Coupon Bonds
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
         o         Futures and Options
         o         Futures Contracts
         o         Options
         o         Puts
o        Securities Lending Transactions
o        Investment-Grade and High-Quality Investments
o        Foreign Investments
o        Illiquid Investments
o        Restricted Securities

THE VICTORY INSTITUTIONAL MONEY MARKET FUND

The Institutional Money Market Fund can invest in:

o        Eligible Securities for Money Market Funds
o        Short-Term Corporate Obligations
o        Bankers' Acceptances
o        Certificates of Deposit
o        Eurodollar Certificates of Deposit
o        Yankee Certificates of Deposit
o        Eurodollar Time Deposits
o        Canadian Time Deposits

o        Commercial Paper
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Short-Term Funding Agreements
o        Variable Amount Master Demand Notes
o        Variable Rate Demand Notes
o        Variable and Floating Rate Notes
o        Extendible Debt Securities
o        Receipts
o        Zero-Coupon Bonds
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Mortgage-Backed Securities
         o         U.S. Government Mortgage-Backed Securities
         o         GNMA Certificates
         o         FHLMC Securities
         o         FNMA Securities
o        Illiquid Investments
o        Restricted Securities
o        Securities Lending Transactions
o        Participation Interests

THE VICTORY INTERMEDIATE INCOME FUND

The Intermediate Income Fund can invest in:

o        U.S. Corporate Debt Obligations
o        Short-Term Obligations
o        Bankers' Acceptances
o        Certificates of Deposit
o        Eurodollar Certificates of Deposit
o        Yankee Certificates of Deposit
o        Eurodollar Time Deposits
o        Canadian Time Deposits
o        International Bonds
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Variable Amount Master Demand Notes
o        Variable and Floating Rate Notes
o        Receipts
o        Zero-Coupon Bonds
o        High-Yield Debt Securities
o        Loans and Other Direct Debt Instruments
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        Municipal Securities
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Mortgage-Backed Securities

         o         U.S. Government Mortgage-Backed Securities
         o         GNMA Certificates
         o         FHLMC Securities
         o         FNMA Securities
         o         Collateralized Mortgage Obligations
         o         Non-Governmental Mortgage-Backed Securities
o        Futures and Options
         o         Futures Contracts
         o         Options
o        Illiquid Investments
o        Restricted Securities
o        Securities Lending Transactions
o        Investment-Grade and High-Quality Investments
o        Foreign Investments
o        Miscellaneous Securities

THE VICTORY INTERNATIONAL GROWTH FUND

The International Growth Fund can invest in:

o        Foreign Investments
o        Bankers' Acceptances
o        Certificates of Deposit
o        Eurodollar Certificates of Deposit
o        Yankee Certificates of Deposit
o        Eurodollar Time Deposits
o        Canadian Time Deposits
o        Commercial Paper
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Variable Amount Master Demand Notes
o        Variable and Floating Rate Notes
o        Receipts
o        Zero-Coupon Bonds
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Futures Contracts
o        Options
o        Illiquid Investments
o        Restricted Securities
o        Securities Lending Transactions

THE VICTORY INVESTMENT QUALITY BOND FUND

The Investment Quality Bond Fund can invest in:

o         U.S. Corporate Debt Obligations
o         Bankers' Acceptances
o         Certificates of Deposit

o        Eurodollar Certificates of Deposit
o        Yankee Certificates of Deposit
o        Eurodollar Time Deposits
o        Canadian Time Deposits
o        Commercial Paper
o        International Bonds
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Variable Amount Master Demand Notes
o        Variable and Floating Rate Notes
o        Receipts
o        Zero-Coupon Bonds
o        High-Yield Debt Securities
o        Loans and Other Direct Debt Instruments
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        Municipal Securities
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Mortgage-Backed Securities
         o         U.S. Government Mortgage-Backed Securities
         o         GNMA Certificates
         o         FHLMC Securities
         o         FNMA Securities
         o         Collateralized Mortgage Obligations
         o         Non-Governmental Mortgage-Backed Securities
o        Futures and Options
         o         Futures Contracts
         o         Options
o        Illiquid Investments
o        Restricted Securities
o        Securities Lending Transactions
o        Investment-Grade and High-Quality Investments
o        Warrants
o        Foreign Investments
o        Miscellaneous Securities

THE VICTORY LAKEFRONT FUND

The Lakefront Fund can invest in:

o        U.S. Equity Securities
o        U.S. Corporate Debt Obligations
o        Short-Term Obligations
o        Bankers' Acceptances
o        Certificates of Deposit
o        Eurodollar Certificates of Deposit
o        Yankee Certificates of Deposit
o        Eurodollar Time Deposits
o        Canadian Time Deposits
o        Commercial Paper

o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Variable Amount Master Demand Notes
o        Variable and Floating Rate Notes
o        Receipts
o        Zero-Coupon Bonds
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Options
o        Illiquid Investments
o        Restricted Securities
o        Securities Lending Transactions
o        Investment-Grade and High-Quality Investments
o        Warrants
o        Foreign Investments

THE VICTORY LIMITED TERM INCOME FUND

The Limited Term Income Fund can invest in:

o        U.S. Corporate Debt Obligations
o        Short-Term Obligations
o        Bankers' Acceptances
o        Certificates of Deposit
o        Eurodollar Certificates of Deposit
o        Yankee Certificates of Deposit
o        Eurodollar Time Deposits
o        Canadian Time Deposits
o        Commercial Paper
o        International Bonds
o        Foreign Debt Securities
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Variable Amount Master Demand Notes
o        Variable and Floating Rate Notes
o        Receipts
o        Zero-Coupon Bonds
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        Municipal Securities
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Mortgage-Backed Securities
         o         U.S. Government Mortgage-Backed Securities
         o         GNMA Certificates
         o         FHLMC Securities
         o         FNMA Securities
         o         Collateralized Mortgage Obligations
         o         Non-Governmental Mortgage-Backed Securities
o        Asset-Backed Securities

o        Futures Contracts
o        Options
o        Illiquid Investments
o        Restricted Securities
o        Securities Lending Transactions
o        Miscellaneous Securities

THE VICTORY NATIONAL MUNICIPAL BOND FUND

The National Municipal Bond Fund can invest in:

o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Variable and Floating Rate Notes
o        Zero-Coupon Bonds
o        Securities of Other Investment Companies
o        Municipal Securities
o        Municipal Lease Obligations
o        Lower-Rated Municipal Securities
o        Federally Taxable Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Futures and Options
         o         Futures Contracts
         o         Options
o        Illiquid Investments
o        Restricted Securities
o        Securities Lending Transactions
o        Refunding Contracts
o        Standby Commitments
THE VICTORY NEW YORK TAX-FREE FUND

The New York Tax-Free Fund can invest in:

o        New York Municipal Obligations
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Variable Rate Demand Notes
o        Variable and Floating Rate Notes
o        Zero-Coupon Bonds
o        Securities of Other Investment Companies
o        Municipal Securities
o        Municipal Lease Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Illiquid Investments
o        Restricted Securities
o        Refunding Contracts
o        Standby Commitments

THE VICTORY OHIO MUNICIPAL BOND FUND

The Ohio Municipal Bond Fund can invest in:

o        Bankers' Acceptances
o        Certificates of Deposit
o        Eurodollar Certificates of Deposit
o        Yankee Certificates of Deposit
o        Eurodollar Time Deposits
o        Canadian Time Deposits
o        Commercial Paper
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Variable and Floating Rate Notes
o        Receipts
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        Municipal Securities
o        Ohio Tax-Exempt Obligations
o        Federally Taxable Obligations
o        Refunded Municipal Bonds
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Mortgage-Backed Securities
         o         U.S. Government Mortgage-Backed Securities
         o         GNMA Certificates
         o         FHLMC Securities
         o         FNMA Securities
         o         Collateralized Mortgage Obligations
         o         Non-Governmental Mortgage-Backed Securities
         o         Futures and Options
         o         Futures Contracts
         o         Options
         o         Puts
o        Illiquid Investments
o        Restricted Securities
o        Standby Commitments
o        Ohio Municipal Obligations

THE VICTORY OHIO MUNICIPAL MONEY MARKET FUND

The Ohio Municipal Money Market Fund can invest in:

o        Eligible Securities for Money Market Funds
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Variable Rate Demand Notes
o        Securities of Other Investment Companies
o        Ohio Tax-Exempt Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Illiquid Investments

o        Restricted Securities
o        Warrants
o        Ohio Municipal Obligations

THE VICTORY OHIO REGIONAL STOCK FUND

The Ohio Regional Stock Fund can invest in:

o        Short-Term Corporate Obligations
o        Bankers' Acceptances
o        Certificates of Deposit
o        Eurodollar Certificates of Deposit
o        Yankee Certificates of Deposit
o        Eurodollar Time Deposits
o        Canadian Time Deposits
o        Commercial Paper
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Variable Amount Master Demand Notes
o        Variable and Floating Rate Notes
o        Receipts
o        Zero-Coupon Bonds
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Options
o        Illiquid Investments
o        Restricted Securities
o        Securities Lending Transactions
o        High-Quality Investments
o        Foreign Investments

THE VICTORY PRIME OBLIGATIONS FUND

The Prime Obligations Fund can invest in:

o        Eligible Securities for Money Market Funds
o        Short-Term Corporate Obligations
o        Bankers' Acceptances
o        Certificates of Deposit
o        Eurodollar Certificates of Deposit
o        Yankee Certificates of Deposit
o        Eurodollar Time Deposits
o        Canadian Time Deposits
o        Commercial Paper
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Short-Term Funding Agreements
o        Variable Amount Master Demand Notes
o        Variable Rate Demand Notes
o        Variable and Floating Rate Notes

o        Receipts
o        Zero-Coupon Bonds
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Mortgage-Backed Securities
         o         U.S. Government Mortgage-Backed Securities
         o         GNMA Certificates
         o         FHLMC Securities
         o         FNMA Securities
         o         Non-Government Mortgage-Backed Securities
o        Illiquid Investments
o        Restricted Securities
o        Securities Lending Transactions
o        Participation Interests
o        Foreign Investments

THE VICTORY REAL ESTATE INVESTMENT FUND

The Real Estate Investment Fund can invest in:

o        U.S. Equity Securities of companies with real estate-related interests
o        U.S. Corporate Debt Obligations
o        Bankers' Acceptances
o        Certificates of Deposit
o        Eurodollar Certificates of Deposit
o        Yankee Certificates of Deposit
o        Eurodollar Time Deposits
o        Canadian Time Deposits
o        Commercial Paper
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Variable Amount Master Demand Notes
o        Variable and Floating Rate Notes
o        Receipts
o        Zero-Coupon Bonds
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Puts
o        Illiquid Investments
o        Restricted Securities
o        Securities Lending Transactions
o        Warrants
o        Foreign Investments

THE VICTORY SPECIAL GROWTH FUND

The Special Growth Fund can invest in:

o        U.S. Equity Securities
o        U.S. Corporate Debt Obligations
o        Short-Term Obligations
o        Bankers' Acceptances
o        Certificates of Deposit
o        Eurodollar Certificates of Deposit
o        Yankee Certificates of Deposit
o        Eurodollar Time Deposits
o        Canadian Time Deposits
o        Commercial Paper
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Variable Amount Master Demand Notes
o        Variable and Floating Rate Notes
o        Receipts
o        Zero-Coupon Bonds
o        High-Yield Debt Securities
o        Loans and Other Direct Debt Instruments
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
         o         Futures Contracts
         o         Options
         o         Puts
o        Illiquid Investments
o        Restricted Securities
o        Securities Lending Transactions
o        High-Quality Investments
o        Warrants
o        Foreign Investments
o        Miscellaneous Securities

The Special Growth Fund also may invest in the following securities: ADRs, Bankers Acceptances, certificates of deposit, commercial paper, foreign securities, loans and other direct debt instruments, master demand notes, receipts, repurchase agreements, reverse repurchase agreements, variable and floating rate securities, warrants, when-issued securities and zero-coupon bonds.

THE VICTORY SPECIAL VALUE FUND

The Special Value Fund can invest in:

o        U.S. Equity Securities
o        Short-Term Corporate Obligations
o        Bankers' Acceptances
o        Certificates of Deposit
o        Eurodollar Certificates of Deposit
o        Yankee Certificates of Deposit

o        Eurodollar Time Deposits
o        Canadian Time Deposits
o        Commercial Paper
o        Foreign Debt Securities
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Variable Amount Master Demand Notes
o        Variable and Floating Rate Notes
o        Receipts
o        Zero-Coupon Bonds
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Futures Contracts
o        Options
o        Illiquid Investments
o        Restricted Securities
o        Securities Lending Transactions
o        Investment-Grade and High-Quality Investments
o        Foreign Investments

THE VICTORY STOCK INDEX FUND

The Stock Index Fund can invest in:

o        U.S. Equity Securities
o        Short-Term Corporate Obligations
o        Bankers' Acceptances
o        Certificates of Deposit
o        Eurodollar Certificates of Deposit
o        Yankee Certificates of Deposit
o        Eurodollar Time Deposits
o        Canadian Time Deposits
o        Commercial Paper
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Variable Amount Master Demand Notes
o        Variable and Floating Rate Notes
o        Receipts
o        Zero-Coupon Bonds
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Futures and Options
         o         Futures Contracts
         o         Options
         o         Puts
o        Illiquid Investments
o        Restricted Securities
o        Securities Lending Transactions

THE VICTORY TAX-FREE MONEY MARKET FUND

The Tax-Free Money Market Fund can invest in:

o        Eligible Securities for Money Market Funds
o        Short-Term Corporate Obligations
o        Bankers' Acceptances
o        Certificates of Deposit
o        Eurodollar Certificates of Deposit
o        Yankee Certificates of Deposit
o        Eurodollar Time Deposits
o        Canadian Time Deposits
o        Commercial Paper
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Variable and Floating Rate Notes
o        Extendible Debt Securities
o        Zero-Coupon Bonds
o        U.S. Government Obligations
o        Securities of Other Investment Companies
o        Municipal Securities
o        Refunded Municipal Bonds
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Mortgage-Backed Securities
         o         GNMA Certificates
         o         FHLMC Securities
         o         FNMA Securities
         o         Puts
o        Illiquid Investments
o        Securities Lending Transactions
o        Participation Interests
o        Federally Taxable Obligations

THE VICTORY U.S. GOVERNMENT OBLIGATIONS FUND

The U.S. Government Obligations Fund can invest in:

o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        U.S. Government Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Mortgage-Backed Securities
         o         U.S. Government Mortgage-Backed Securities
         o         GNMA Certificates
o        Illiquid Investments

THE VICTORY VALUE FUND

The Value Fund can invest in:

o        U.S. Equity Securities
o        Short-Term Corporate Obligations
o        Bankers' Acceptances
o        Certificates of Deposit
o        Eurodollar Certificates of Deposit
o        Yankee Certificates of Deposit
o        Eurodollar Time Deposits
o        Canadian Time Deposits
o        Commercial Paper
o        Repurchase Agreements
o        Reverse Repurchase Agreements
o        Variable Amount Master Demand Notes
o        Variable and Floating Rate Notes
o        Receipts
o        Zero-Coupon Bonds
o        Securities of Other Investment Companies
o        U.S. Government Obligations
o        When-Issued Securities
o        Delayed-Delivery Transactions
o        Futures and Options
         o         Futures Contracts
         o         Options
         o         Puts
o        Illiquid Investments
o        Restricted Securities
o        Securities Lending Transactions
o        Investment-Grade and High-Quality Investments
o        Foreign Investments

FUNDAMENTAL RESTRICTIONS OF THE FUNDS

1.  SENIOR SECURITIES

No fund may:

Issue any senior security (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), except that (a) each Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) each Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

2.  UNDERWRITING

The Funds may not:

Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the disposition of restricted securities.

3.  BORROWING

The Balanced Fund, Diversified Stock Fund, Government Mortgage Fund, Growth Fund, Intermediate Income Fund, International Growth Fund, Investment Quality Bond Fund, Lakefront Fund, Limited Term Income Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, Ohio Regional Stock Fund, Prime Obligations Fund, Real Estate Investment Fund, Special Growth Fund, Special Value Fund, Stock Index Fund, Tax-Free Money Market Fund, U.S. Government Obligations Fund and Value Fund may not:

Borrow money, except that (a) each Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3 % of the Fund's total assets; and (b) each Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments.

The Financial Reserves Fund and Institutional Money Market Fund may not:

Borrow money, except (a) from a bank for temporary or emergency purposes (not for leveraging or investment) or (b) by engaging in reverse repurchase agreements, provided that (a) and (b) in combination ("borrowings") do not exceed an amount equal to one third of the current value of its total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. This fundamental limitation is construed in conformity with the 1940 Act, and if at any time Fund borrowings exceed an amount equal to 33 1/3 of the current value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings) at the time the borrowing is made due to a decline in net assets, such borrowings will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Fund for Income may not:

Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of its total assets at the time of the borrowing.

The National Municipal Bond Fund may not:

Borrow money, except that the Fund may borrow money from banks for temporary or emergency purposes (not for leveraging or investment) and engage in reverse repurchase agreements in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Ohio Municipal Money Market Fund:

(a) May borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of the Fund's net assets including the amounts borrowed, and (b) purchase securities on a when-issued or delayed delivery basis. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of Fund securities would be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings (including reverse repurchase agreements) are outstanding.

4.  REAL ESTATE

The Balanced Fund, Diversified Stock Fund, Government Mortgage Fund, Growth Fund, Intermediate Income Fund, International Growth Fund, Investment Quality Bond Fund, Lakefront Fund, Limited Term Income Fund, Ohio Municipal Bond Fund, Ohio Regional Stock Fund, Prime Obligations Fund, Special Growth Fund, Special Value Fund, Stock Index Fund, Tax-Free Money Market Fund and Value Fund may not:

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Funds in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

The National Municipal Bond Fund may not:

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

The Financial Reserves Fund may not:

Buy or sell real estate, commodities, or commodities (futures) contracts.

The Institutional Money Market Fund may not:

Buy or sell real estate, commodities, or commodity (futures) contracts or invest in oil, gas or other mineral exploration or development programs.

The Intermediate Income Fund may not:

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

The Ohio Municipal Money Market Fund will not:

Purchase or sell real estate, although it may invest in Ohio Municipal Securities secured by real estate or interests in real estate.

The U.S. Government Obligations Fund may not:

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.

The Real Estate Investment Fund may not:

Purchase or sell real estate, except that the Fund may purchase securities issued by companies in the real estate industry and will, as a matter of fundamental policy, concentrate its investments in such securities.

5.  LENDING

The Balanced Fund, Diversified Stock Fund, Government Mortgage Fund, Growth Fund, Intermediate Income Fund, International Growth Fund, Investment Quality Bond Fund, Lakefront Fund, Limited Term Income Fund, National Municipal Bond Fund, Ohio Municipal Bond Fund, Ohio Regional Stock Fund, Prime Obligations Fund, Real Estate Investment Fund, Special Growth Fund, Special Value Fund, Stock Index Fund, Tax-Free Money Market Fund, U.S. Government Obligations Fund and Value Fund may not:

Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

The Financial Reserves Fund and Institutional Money Market Fund may not:

Make loans to other persons, except (a) by the purchase of debt obligations in which the Fund is authorized to invest in accordance with its investment objective, and (b) by engaging in repurchase agreements. In addition, each Fund may lend its portfolio securities to broker-dealers or other institutional investors, provided that the borrower delivers cash or cash equivalents as collateral to the Fund and agrees to maintain such collateral so that it equals at least 100% of the value of the securities loaned. Any such securities loan may not be made if, as a result thereof, the aggregate value of all securities loaned exceeds 33 1/3% of the total assets of the Fund.

The Fund for Income may not:

Make loans to other persons except through the use of repurchase agreements or the purchase of commercial paper. For these purposes, the purchase of a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan.

The New York Tax-Free Fund may not:

Make loans to other persons except through the use of repurchase agreements, the purchase of commercial paper or by lending portfolio securities. For these purposes, the purchase of a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan.

The Ohio Municipal Money Market Fund:

Will not lend any of its assets, except through the purchase of a position of publicly distributed debt instruments or repurchase agreements and through the lending of its portfolio securities. The Fund may lend its securities if collateral values are continuously maintained at no less than 100% of the current market value of such securities by marking to market daily.

6.  COMMODITIES

The Diversified Stock Fund, Government Mortgage Fund, Intermediate Income Fund, International Growth Fund, Investment Quality Bond Fund, Lakefront Fund, Limited Term Income Fund, Ohio Municipal Bond Fund, Ohio Regional Stock Fund, Prime Obligations Fund, Real Estate Investment Fund, Special Growth Fund, Stock Index Fund and Tax-Free Money Market Fund may not:

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

The New York Tax-Free Fund and Ohio Municipal Money Market Fund may not:

Purchase or sell commodities or commodity contracts.

The Balanced Fund, Growth Fund, Special Value Fund, U.S. Government Obligations Fund and Value Fund may not:

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

The Fund for Income may not:

Purchase or sell commodities or commodity contracts, oil, gas or other mineral exploration or development programs.

The National Municipal Bond Fund may not:

Purchase or sell physical commodities (but this shall not prevent the Fund from purchasing or selling futures contracts and options on futures contracts or from investing in securities or other instruments backed by physical commodities).

7.  JOINT TRADING ACCOUNTS

The Balanced Fund, Diversified Stock Fund, Government Mortgage Fund, Growth Fund, Intermediate Income Fund, International Growth Fund, Investment Quality Bond Fund, Limited Term Income Fund, Ohio Municipal Bond Fund, Ohio Regional Stock Fund, Prime Obligations Fund, Special Growth Fund, Special Value Fund, Stock Index Fund, Tax-Free Money Market Fund and Value Fund may not:

Participate on a joint or joint and several basis in any securities trading account.

8.  DIVERSIFICATION

The Balanced Fund, Diversified Stock Fund, Government Mortgage Fund, Growth Fund, Intermediate Income Fund, International Growth Fund, Investment Quality Bond Fund, Limited Term Income Fund, Ohio Regional Stock Fund, Special Growth Fund, Special Value Fund, Stock Index Fund and Value Fund may not:

With respect to 75% of a Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The Prime Obligations Fund may not:

With respect to 75% of a Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than

5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. (Note: In accordance with Rule 2a-7 under the 1940 Act, the Fund may invest up to 25% of its total assets in securities of a single issuer for a period of up to three days.)

The New York Tax-Free Fund may not:

Purchase the securities of any issuer (except the United States government, its agencies and instrumentalities, and the State of New York and its municipalities) if as a result more than 25% of its total assets are invested in the securities of a single issuer, and with regard to 50% of total assets, if as a result more than 5% of its total assets would be invested in the securities of such issuer. In determining the issuer of a tax-exempt security, each state and each political subdivision, agency, and instrumentality of each state and each multi-state agency, of which such state is a member, is a separate issuer. Where securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer. With respect to non-municipal bond investments, in addition to the foregoing limitations, the Fund will not purchase securities (other than securities of the United States government, its agencies or instrumentalities), if as a result of such purchase 25% or more of the total Fund's assets would be invested in any one industry, or enter into a repurchase agreement if, as a result thereof, more than 10% of its total assets would be subject to repurchase agreements maturing in more than seven days.

The National Municipal Bond Fund:

To meet federal tax requirements for qualification as a "regulated investment company," the Fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and
(b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "Government Securities" as defined for federal tax purposes. (For such purposes, municipal obligations are not treated as "Government Securities," and consequently they are subject to limitations (a) and (b).)

The Ohio Municipal Money Market Fund will limit:

With respect to 75% of the Fund's total assets, investments in one issuer to not more than 10% of the value of its total assets. The total amount of the remaining 25% of the value of the Fund's total assets could be invested in a single issuer if the Adviser believes such a strategy to be prudent. Under Rule 2a-7 under the 1940 Act, the Fund is also subject to certain diversification requirements.

The Tax-Free Money Market Fund may not:

Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of its total assets would be invested in such issuer, except that up to 25% of the value of the Tax-Free Money Market Fund's total assets may be invested without regard to such 5% limitation. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues guarantee or back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental issuer, a security is considered to be issued by such non-governmental issuer.

The Fund for Income may not:

Purchase the securities of any issuer (except the United States government, its agencies and instrumentalities), with regard to 50% of total assets, if as a result more than 5% of its total assets would be invested in the securities of such issuer. In determining the issuer of a tax-exempt security, each state and each political subdivision, agency, and instrumentality of each state and each multi-state agency of which such state is a member is a separate issuer. Where securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer.

9.  CONCENTRATION

The Balanced Fund, Diversified Stock Fund, Growth Fund, Intermediate Income Fund, International Growth Fund, Investment Quality Bond Fund, Limited Term Income Fund, Ohio Regional Stock Fund, Special Value Fund, Stock Index Fund and Value Fund may not:

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

The Prime Obligations Fund may not:

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, there is no limitation with respect to certificates of deposit and banker's acceptances issued by domestic banks, or repurchase agreements secured thereby. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

The Tax-Free Money Market Fund may not:

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry; provided that this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; but for these purposes only, industrial development bonds that are backed by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities. Notwithstanding the foregoing, there is no limitation with respect to certificates of deposit and banker's acceptances issued by domestic banks, or repurchase agreements secured thereby. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

The Ohio Municipal Bond Fund may not:

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry; provided that this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; but for these purposes only, industrial development bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

The National Municipal Bond Fund may not:

Purchase securities (other than those issued or guaranteed by the U.S. government or any securities of its agencies or instrumentalities or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of the foregoing) if, as a result, more than 25% of the Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry; for the purpose of this restriction, utility companies will be divided according to their services, for example, gas, gas transmission, electric and gas and telephone will each be considered a separate industry. Industrial development revenue bonds which are issued by nongovernmental entities within the same industry shall be subject to this industry limitation.

The Ohio Municipal Money Market Fund:

The Fund will not purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities) if, as a result of such purchase, 25% or more of the value of the Fund's total assets would be invested in any one industry. The Fund will not invest 25% or more of its assets in securities, the interest upon which is paid from revenues of similar type projects. The Fund may invest 25% or more of its assets in industrial development bonds.

The Financial Reserves Fund and Institutional Money Market Fund may not:

Purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities) if, as a result thereof: (i) more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that in the case of certificates of deposit, time deposits and bankers' acceptances, up to 25% of the Fund's total assets may be invested without regard to such 5% limitation, but shall instead be subject to a 10% limitation; (ii) more than 25% of its total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, however, that it may invest more than 25% of its total assets in the obligations of domestic banks. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this policy (i.e., finance companies will be considered a part of the industry they finance and utilities will be divided according to the types of services they provide).

The Real Estate Investment Fund may not:

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries. Notwithstanding the foregoing, the Fund will concentrate its investments in securities in the real estate industry.

The New York Tax-Free Fund may not:

With respect to non-municipal investments, purchase securities (other than securities of the United States government, its agencies or instrumentalities), if as a result of such purchase 25% or more of the Fund's total assets would be invested in any one industry, or enter into a repurchase agreement if, as a result thereof, more than 10% of its total assets would be subject to repurchase agreements maturing in more than seven days.

The Special Growth Fund may not:

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

The Fund for Income and New York Tax-Free Fund may not:

Invest more than 25% of the Fund's total assets in securities whose interest payments are derived from revenue from similar projects.

10.  MISCELLANEOUS

         a.  TAX-EXEMPT INCOME

The Ohio Municipal Money Market Fund may not:

Invest its assets so that less than 80% of its annual interest income is exempt from the federal income tax and Ohio taxes.

         b.  USE OF ASSETS AS SECURITY

The Fund for Income may not:

Pledge, mortgage, or hypothecate its assets, except that, to secure borrowings permitted by its fundamental restriction on borrowing, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of its total assets.

NON-FUNDAMENTAL RESTRICTIONS

1.  ILLIQUID SECURITIES

The Balanced Fund, Diversified Stock Fund, Fund for Income, Government Mortgage Fund, Growth Fund, Intermediate Income Fund, International Growth Fund, Investment Quality Bond Fund, Lakefront Fund, Limited Term Income Fund, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, Ohio Regional Stock Fund, Real Estate Investment Fund, Special Growth Fund, Special Value Fund, Stock Index Fund and Value Fund:

Will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under the 1933 Act ("Restricted Securities") shall not be deemed illiquid solely by reason of being unregistered. Key Asset Management Inc. determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

The Financial Reserves Fund, Institutional Money Market Fund, Ohio Municipal Money Market Fund, Prime Obligations Fund, Tax-Free Money Market Fund, and U.S. Government Obligations Fund:

Will not invest more than 10% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under the 1933 Act ("Restricted Securities") shall not be deemed illiquid solely by reason of being unregistered. Key Asset Management Inc. determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

2.  SHORT SALES AND PURCHASES ON MARGIN

The Balanced Fund, Diversified Stock Fund, Government Mortgage Fund, Growth Fund, Intermediate Income Fund, Investment Quality Bond Fund, Limited Term
Income Fund, Ohio Municipal Bond Fund, Ohio Regional Stock Fund, Prime Obligations Fund, Special Growth Fund, Special Value Fund, Stock Index Fund, Tax-Free Money Market Fund, U.S. Government Obligations Fund and Value Fund:

Will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

The International Growth Fund may not:

Will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund, and shall not limit the Fund's ability to make margin payments in connection with transactions in currency future options.

The Financial Reserves Fund and Institutional Money Market Fund may not:

1. Purchase securities on margin (but the Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities).
2.  Make short sales of securities.

The Fund for Income and New York Tax-Free Fund:

Will not make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

The National Municipal Bond Fund:

1. May not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short. 2. May not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions.

The Ohio Municipal Money Market Fund:

Will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

The Special Growth Fund:

Does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with futures contracts shall not constitute purchasing securities on margin.

3.  OTHER INVESTMENT COMPANIES

The Lakefront Fund, National Municipal Bond Fund, New York Tax-Free Fund and Ohio Municipal Bond Fund:

May invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Securities and Exchange Commission (the "SEC"), the Funds may invest in the other money market funds of the Victory Portfolios. Each Fund will waive the portion of its fee attributable to the assets of each Fund invested in such money market funds to the extent required by the laws of any jurisdiction in which shares of the Funds are registered for sale.

The Funds may not:

Purchase the securities of any registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act, which permits operation as a "fund of funds."

The National Municipal Bond Fund may not:

Purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid. Such limitation does not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

The Ohio Municipal Money Market Fund will not:

Invest any of its assets in the securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition.

4.  MISCELLANEOUS

         a.  INVESTMENT GRADE OBLIGATIONS

The National Municipal Bond Fund, New York Tax-Free Fund and Ohio Municipal Bond Fund may not:

Hold more than five percent of its total assets in securities that have been downgraded below investment grade.

         b.  CONCENTRATION

The Fund for Income may not:

With respect to non-municipal bond investments, purchase securities (other than securities of the United States government, its agencies or instrumentalities), if as a result of such purchase 25% or more of the total Fund's assets would be invested in any one industry.

INSTRUMENTS IN WHICH THE FUNDS CAN INVEST

The instruments in which the Funds can invest, according to their investment policies and limitations are described below.

The following paragraphs provide a brief description of some of the types of securities in which the Funds may invest in accordance with their investment objective, policies, and limitations, including certain transactions the Funds may make and strategies they may adopt. The following also contains a brief description of certain risk factors. The Funds may, following notice to their shareholders, take advantage of other investment practices which presently are not contemplated for use by the Funds or which currently are not available but which may be developed, to the extent such investment practices are both consistent with a Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in a Fund's Prospectus and this Statement of Additional Information.

ELIGIBLE SECURITIES FOR MONEY MARKET FUNDS. High-quality investments are those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or
(iii) do not possess a rating (i.e. are unrated) but are determined by the Adviser to be of comparable quality to the rated instruments described in (i) and (ii). For purposes of these investment limitations, a security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by the Adviser to be comparable in priority and security to the obligation selected for purchase by a Fund. (The above described securities which may be purchased by the money market Funds are hereinafter referred to as "Eligible Securities.") A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating, or, if such do not possess a rating, are determined by the Adviser to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, this obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Adviser. A security which at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the two highest rating categories.

Pursuant to Rule 2a-7 under the new 1940 Act (the "Rule"), the Money Market Funds will maintain a dollar-weighted average portfolio maturity which does not exceed 90 days.

The weighted average maturity of the U.S. Government Obligations Fund will usually be 60 days or less since rating agencies normally require shorter maturities. However, the permitted weighted average maturity for the U.S. Government Obligations Fund is 90 days.

The Appendix of this SAI identifies each NRSRO which may be utilized by the Adviser with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

U.S. CORPORATE DEBT OBLIGATIONS. U.S. Corporate Debt Obligations include bonds, debentures, and notes. Debentures represent unsecured promises to pay, while notes and bonds may be secured by mortgages on real property or security interests in personal property. Bonds include, but are not limited to, debt instruments with maturities of approximately one year or more, debentures, mortgage-related securities, stripped government securities, and zero coupon obligations. Bonds, notes, and debentures in which the Funds may invest may differ in interest rates, maturities, and times of issuance. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the price of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under conditions of default, changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

SHORT-TERM OBLIGATIONS. These include high quality, short-term obligations such as domestic and foreign commercial paper (including variable-amount master demand notes), bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. (See "Foreign Securities" for a description of risks associated with investments in foreign securities.)

SHORT-TERM CORPORATE OBLIGATIONS. Corporate obligations are bonds issued by corporations and other business organizations in order to finance their long-term credit needs. Corporate bonds in which a Fund may invest generally consist of those rated in the two highest rating categories of an NRSRO that possess many favorable investment attributes. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

BANKERS' ACCEPTANCES. Bankers' Acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' Acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

CERTIFICATES OF DEPOSIT. Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of Deposit and demand and time deposits invested in by a Fund will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (the "FDIC") or the Savings Association Insurance Fund.

EURODOLLAR   CERTIFICATES  OF  DEPOSIT  ("ECDs")  are  U.S.   dollar-denominated
certificates of deposit issued by branches of foreign and domestic banks located outside the United States.

YANKEE CERTIFICATES OF DEPOSIT ("Yankee CDs") are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

EURODOLLAR TIME DEPOSITS ("ETDs") are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank.

CANADIAN TIME DEPOSITS ("CTDs") are U.S. dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.

COMMERCIAL PAPER. Commercial paper is unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Funds will purchase only commercial paper rated in one of the two highest categories at the time of purchase by an NRSRO or, if not rated, found by the Trustees to present minimal credit risks and to be of comparable quality to instruments that are rated high quality (i.e., in one of the two top ratings categories) by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. For a description of the rating symbols of each NRSRO see the Appendix to this Statement of Additional Information.

INTERNATIONAL BONDS. International Bonds include Euro and Yankee obligations, which are U.S. dollar-denominated international bonds for which the primary trading market is in the United States ("Yankee Bonds"), or for which the primary trading market is abroad ("Eurodollar Bonds"). International Bonds also include Canadian and Supranational Agency Bonds (e.g., International Monetary
Fund). (See "Foreign Debt Securities" for a description of risks associated with investments in foreign securities.)

FOREIGN DEBT SECURITIES. Investments in securities of foreign companies generally involve greater risks than are present in U.S. investments. Compared to U.S. and Canadian companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund's investment. In addition, with respect to some foreign countries, there is the possibility of nationalization, expropriation, or confiscatory taxation; limitations on the removal of securities, property, or other assets of a Fund; there may be political or social instability; there may be increased difficulty in obtaining legal judgments; or diplomatic developments which could affect U.S. investments in those countries. The Adviser will take such factors into consideration in managing a Fund's investments. A Fund will not hold foreign currency in amounts exceeding 5% of its assets as a result of such investments.

REPURCHASE AGREEMENTS. Securities held by a Fund may be subject to Repurchase Agreements. Under the terms of a Repurchase Agreement, a Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by the Adviser pursuant to guidelines adopted by the Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action.

REVERSE REPURCHASE AGREEMENTS. A Fund may borrow funds for temporary purposes by entering into reverse Repurchase Agreements. Reverse Repurchase Agreements are considered to be borrowings under the 1940 Act. Pursuant to such agreement, a Fund would sell a portfolio security to a financial institution such as a bank and a broker-dealer, and agree to repurchase such security at a mutually agreed-upon date and price. At the time a Fund enters into a Reverse Repurchase Agreement, it will place in a segregated custodial account assets (such as cash or other liquid high-grade securities) consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest). The collateral will be marked-to-market on a daily basis, and will be monitored continuously to ensure that such equivalent value is maintained. Reverse Repurchase Agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.

SHORT-TERM FUNDING AGREEMENTS. A Fund may invest in Short-Term Funding Agreements (sometimes referred to as "GICs") issued by insurance companies. Pursuant to such agreements, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits the Fund, on a monthly basis, guaranteed interest which is based on an index. The Short-Term Funding Agreement provides that this guaranteed interest will not be less than a certain minimum rate. Because the principal amount of a Short-Term Funding Agreement may not be received from the insurance company on seven days notice or less, the agreement is considered to be an illiquid investment and, together with other instruments in a Fund which are not readily marketable, will not exceed 10% of the Fund's total assets. In determining dollar-weighted average portfolio maturity, a Short-Term Funding Agreement will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

VARIABLE AMOUNT MASTER DEMAND NOTES. Variable Amount Master Demand Notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market for these notes, a Fund may demand payment of principal and accrued interest at any time and may resell the notes at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a Variable Amount Master Demand Note if the issuer defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes typically are not rated by credit rating agencies, issuers of Variable Amount Master Demand Notes must satisfy the same criteria as set forth above for unrated commercial paper, and the Adviser will monitor continuously the issuer's financial status and ability to make payments due under the instrument. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. For purposes of a Fund's investment policies, a Variable Amount Master Demand Note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

VARIABLE RATE DEMAND NOTES. Variable Rate Demand Notes are tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Funds also may invest in participation Variable Rate Demand Notes, which provide a Fund with an undivided interest in underlying Variable Rate Demand Notes held by major investment banking institutions. Any purchase of Variable Rate Demand Notes will meet applicable diversification and concentration requirements.

VARIABLE AND FLOATING RATE NOTES. A Variable Rate Note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, reasonably can be expected to have a market value that approximates its par value. A Floating Rate Note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, reasonably can be expected to have a market value that approximates its par value. Such notes frequently are not rated by credit rating agencies; however, unrated Variable and Floating Rate Notes purchased by the Fund will only be those determined by the Adviser, under guidelines established by the Trustees, to pose minimal credit risks and to be of comparable quality, at the time of purchase, to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular Variable or Floating Rate Note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a Variable or Floating Rate Note in the event that the issuer of the note defaulted on its payment obligations and a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or Floating Rate Notes may be secured by bank letters of credit.

Variable or Floating Rate Notes may have maturities of more than one year, as follows:

1. A Variable or Floating Rate Note that is issued or guaranteed by the United States government or any agency thereof and which has a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

2. A Variable or Floating Rate Note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

3. A Variable or Floating Rate Note that is subject to a demand feature scheduled to be paid in one year or more will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

4. A Variable or Floating Rate Note that is subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is "subject to a demand feature" where a Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

EXTENDIBLE DEBT SECURITIES. Extendible Debt Securities are securities that can be retired at the option of a Fund at various dates prior to maturity. In calculating average portfolio maturity, a Fund may treat Extendible Debt Securities as maturing on the next optional retirement date.

RECEIPTS. Receipts are separately traded interest and principal component parts of bills, notes, and bonds issued by the U.S. Treasury that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS").

ZERO-COUPON BONDS. Zero-Coupon Bonds are purchased at a discount from the face amount because the buyer receives only the right to a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the Zero-Coupon Bond, but at the same time eliminates the holder's ability to reinvest at higher rates. For this reason, Zero-Coupon Bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases in accordance with the length of the period to maturity.

HIGH-YIELD DEBT SECURITIES. High-Yield Debt Securities are lower-rated debt securities, commonly referred to as "junk bonds" (those rated Ba to C by Moody's or BB to C by S&P), that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of High-Yield Debt Securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

While the market for High-Yield Debt Securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly-leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of High-Yield Debt Securities that defaulted rose significantly above prior levels, although the default rate decreased in 1992.

The market for High-Yield Debt Securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, High-Yield Debt Securities will be valued in accordance with procedures established by the Victory Portfolios' Board of Trustees, including the use of outside pricing services.

Judgment plays a greater role in valuing High-Yield Debt Securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value High-Yield Debt Securities and a Fund's ability to sell these securities.

Since the risk of default is higher for High-Yield Debt Securities, the Adviser's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In considering investments for a Fund, the Adviser will attempt to identify those issuers of high-yielding debt securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Analysis of the Adviser focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Loans and Other Direct Debt Instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct Debt Instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to a Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct Debt Instruments may also include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand.

SECURITIES OF OTHER INVESTMENT COMPANIES. A Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the SEC, a Fund may invest in the money market funds of the Victory Portfolios. The Adviser will waive its investment advisory fee with respect to assets of a Fund invested in any of the money market funds of the Victory Portfolios, and, to the extent required by the laws of any state in which a Fund's shares are sold, the Adviser will waive its investment advisory fee as to all assets invested in other investment companies.

U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations are obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

MUNICIPAL SECURITIES. Municipal Securities are obligations, typically bonds and notes, issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities, and instrumentalities, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

Two specific types of Municipal Securities are "Ohio Tax-Exempt Obligations" and "New York Tax-Exempt Obligations." Ohio Tax-Exempt Obligations are Municipal Securities issued by the State of Ohio and its political subdivisions, the interest on which is, in the opinion of the issuer's bond counsel at the time of issuance, excluded from gross income for purposes of both federal income taxation and Ohio personal income tax. New York Tax-Exempt Obligations are Municipal Securities issued by the State of New York and its political subdivisions, the interest on which is, in the opinion of the issuer's bond counsel at the time of issuance, excluded from gross income for purposes of both federal income taxation and New York personal income tax.

Generally, Municipal Securities are issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Municipal Securities may include fixed, variable, or floating rate obligations. Municipal Securities may be purchased on a when-issued or delayed-delivery basis (including refunding contracts).

The two principal categories of Municipal Securities are "general obligation" issues and "revenue" issues. Other categories of Municipal Securities are "moral obligation" issues, private activity bonds, and industrial development bonds.

The prices and yields on Municipal Securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the Municipal Security), general conditions in the market for tax-exempt obligations, the size of a particular offering, the maturity of the obligation, and the rating(s) of the issue. There are variations in the quality of Municipal Securities, both within a particular category of Municipal Securities and between categories. Current information about the financial condition of an issuer of tax-exempt bonds or notes usually is not as extensive as that which is made available by corporations whose securities are publicly traded.

The term Municipal Securities, as used in this SAI, includes private activity bonds issued and industrial development bonds by or on behalf of public authorities to finance various privately-operated facilities if the interest paid thereon is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. The term Municipal Securities also includes short-term instruments issued in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues, such as short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes, and other forms of short-term tax-exempt loans. Additionally, the term Municipal Securities includes project notes, which are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development.

An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code. Congress or state legislatures may enact laws extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions. There is also the possibility that, as a result of litigation or other conditions, the power or ability of certain issuers to meet their obligations to pay interest on and principal of their tax-exempt bonds or notes may be materially impaired or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may, from time to time, have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal, or political developments might affect all or a substantial portion of the Fund's tax-exempt bonds and notes in the same manner.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax-exempt bonds, and similar proposals may be introduced in the future. The U.S. Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on the availability of tax-exempt bonds for investment by the Fund and the value of its portfolio. Proposals also may be introduced before state legislatures that would affect the state tax treatment of Municipal Securities. If such proposals were enacted, the availability of Municipal Securities and their value would be affected.

The Internal Revenue Code of 1986, as amended (the "Code"), imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebate to the United States of America. Failure by the issuer to comply with certain of these requirements subsequent to the issuance of tax-exempt bonds could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

General obligation issues are backed by the full taxing power of a state or municipality and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue issues or special obligation issues are backed only by the revenues from a specific tax, project, or facility. "Moral obligation" issues are normally issued by special purpose authorities.

Private activity bonds and industrial development bonds generally are revenue bonds and not payable from the resources or unrestricted revenues of the issuer. The credit and quality of industrial development revenue bonds is usually directly related to the credit of the corporate user of the facilities. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

Private activity bonds, as discussed above, may constitute Municipal Securities depending on their tax treatment. The source of payment and security for such bonds is the financial resources of the private entity involved; the full faith and credit and the taxing power of the issuer normally will not be pledged. The payment obligations of the private entity also will be subject to bankruptcy as well as other exceptions similar to those described above. Certain debt obligations known as "industrial development bonds" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain local facilities for water supply or other heating or cooling facilities. Other private activity bonds and industrial development bonds issued to fund the construction, improvement or equipment of privately-operated industrial, distribution, research or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual "volume cap." The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all government instrumentalities in the state. Such obligations are included within the term Municipal Securities if the interest paid thereon is, in the opinion of bond counsel, at the time of issuance, excluded from gross income for purposes of both federal income taxation (including any alternative minimum tax) and state personal income tax. The Fund may not be a desirable investment for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users.

Project notes are secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the U.S. government will lend the issuer an amount equal to the principal of and interest on the project notes, although the issuing agency has the primary obligation with respect to its project notes.

Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. Insured investments are covered by an insurance policy applicable to a specific security, either obtained by the issuer of the security or by a third party from a private insurer. Insurance premiums for the municipal bonds are paid in advance by the issuer or the third party obtaining such insurance. Such policies are noncancellable and continue in force as long as the municipal bonds are outstanding and the respective insurers remain in business.

The insurer unconditionally guarantees the timely payment of the principal of and interest on the insured municipal bonds when and as such payments become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default, or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer will be responsible for such payments less any amounts received by the bondholder from any trustee for the municipal bond issuers or from any other source. The insurance does not guarantee the payment of any redemption premium, the value of the shares of a Fund, or payments of any tender purchase price upon the tender of the municipal bonds. With respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds, the insurer guarantees the full and complete payments required to be made by or on behalf of an issuer of such municipal bonds if there occurs any change in the tax-exempt status of interest on such municipal bonds, including principal, interest, or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal bonds. This insurance is intended to reduce financial risk, but the cost thereof will reduce the yield available to shareholders of a Fund.

The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate, and rating may have different yields, while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

The Adviser believes that it is likely that sufficient Municipal Securities will be available to satisfy the Fund's investment objective and policies. In meeting its investment policies, the Fund may invest all or any part of its total assets in Municipal Securities which are private activity bonds. Moreover, although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its total assets in Municipal Securities which are related in such a way that an economic, business or political development or change affecting one such security would likewise affect the other Municipal Securities. Examples of such securities are obligations, the repayment of which is dependent upon similar types of projects or projects located in the same state. Such investments would be made only if deemed necessary or appropriate by the Adviser.

OHIO TAX-EXEMPT OBLIGATIONS. As used in the Prospectus and this Statement of Additional Information, the term "Ohio Tax-Exempt Obligations" refers to debt obligations issued by the State of Ohio and its political subdivisions, the interest on which is, in the opinion of the issuer's bond counsel, at the time of issuance, excluded from gross income for purposes of both federal income taxation and Ohio personal income tax (as used herein the terms "income tax" and "taxation" do not include any possible incidence of any alternative minimum tax). Ohio Tax-Exempt Obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which Ohio Tax-Exempt Obligations may be issued include refunding outstanding obligations and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as "private activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed inter-city rail facilities, government-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as "industrial development bonds" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain local facilities for water supply or other heating or cooling facilities. Other private activity bonds and industrial development bonds issued to fund the construction, improvement or equipment of privately-operated industrial, distribution, research or commercial facilities may also be Ohio Tax-Exempt Obligations, but the size of such issues is limited under current and prior federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual "volume cap." The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all government instrumentalities in the state. Such obligations are included within the term Ohio Tax-Exempt Obligations if the interest paid thereon is, in the opinion of bond counsel, at the time of issuance, excluded from gross income for purposes of both federal income taxation (including any alternative minimum tax) and Ohio personal income tax. A Fund which invests in Ohio Tax-Exempt Obligations may not be a desirable investment for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users. See "Dividends, Distributions, and Taxes" in the Prospectus.

Prices and yields on Ohio Tax-Exempt Obligations are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions in the market for tax-exempt obligations, the size of a particular offering, the maturity of the obligation and ratings of particular issues, and are subject to change from time to time. Current information about the financial condition of an issuer of tax-exempt bonds or notes is usually not as extensive as that which is made available by corporations whose securities are publicly traded.

Obligations of subdivision issuers of tax-exempt bonds and notes may be subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, as amended, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of certain issuers to meet their obligations to pay interest on and principal of their tax-exempt bonds or notes may be materially impaired or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may, from time to time, have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Funds' tax-exempt bonds and notes in the same manner.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax-exempt bonds, and similar proposals may be introduced in the future. A recent decision of the U.S. Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on the availability of tax-exempt bonds for investment by a Fund and the value of its portfolio.

The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebate to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

A Fund may invest in Ohio Tax-Exempt Obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Ohio Tax-Exempt Obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Ohio Tax-Exempt Obligations will be exempt from federal income tax and Ohio personal income tax to the same extent as interest on such Ohio Tax-Exempt Obligations. A Fund may also invest in Ohio Tax-Exempt Obligations by purchasing from banks participation interests in all or part of specific holdings of Ohio Tax-Exempt Obligations. Such participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. A Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Ohio Tax-Exempt Obligations in which it holds such a participation interest is exempt from federal income tax and Ohio personal income tax.

MUNICIPAL LEASE OBLIGATIONS. A Fund may invest a portion of its assets in municipal leases and participation interests therein. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, Funds will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a Fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.

LOWER-RATED MUNICIPAL SECURITIES. The Fund does not currently intend to invest in lower-rated municipal securities. However, the Fund may hold up to 5% of its assets in municipal securities that have been downgraded below investment grade. While the market for New York municipal securities is considered to be substantial, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value portfolio securities, and the Fund's ability to dispose of lower-rated securities. Outside pricing services are consistently monitored to assure that securities are valued by a method that the Board of Trustees believes accurately reflects fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.

The Fund may choose, at its expense, or in conjunction with others, to pursue litigation seeking to protect the interests of security holders if it determines this to be in the best interest of shareholders.

FEDERALLY TAXABLE OBLIGATIONS. The Fund does not intend to invest in securities whose interest is federally taxable; however, from time to time, the Fund may invest a portion of its assets on a temporary basis in fixed-income obligations whose interest is subject to federal income tax. For example, the Fund may invest in obligations whose interest is federally taxable pending the investment or reinvestment in municipal securities of proceeds from the sale of its shares of portfolio securities.

Should the Fund invest in federally taxable obligations, it would purchase securities which in the Adviser's judgment are of high quality. This would include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of domestic banks; and repurchase agreements. The Fund's standards for high quality taxable obligations are essentially the same as those described by Moody's in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by S&P in rating corporate obligations within its two highest ratings of A-1 and A-2. In making high quality determinations the Fund may also consider the comparable ratings of other nationally recognized rating services.

The Supreme Court has held that Congress may subject the interest on municipal obligations to federal income tax. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before the New York legislature that would affect the state tax treatment of the Fund's distributions. If such proposals were enacted, the availability of municipal obligations and the value of the Fund's holdings would be affected and the Trustees would reevaluate the Fund's investment objective and policies.

The Fund anticipates being as fully invested as practicable in municipal securities; however, there may be occasions when, as a result of maturities of portfolio securities, sales of Fund shares, or in order to meet redemption requests, the Fund may hold cash that is not earning income. In addition, there may be occasions when, in order to raise cash to meet redemptions, the Fund may be required to sell securities at a loss.

REFUNDED MUNICIPAL BONDS. Investments by a Fund in refunded municipal bonds that are secured by escrowed obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities are considered to be investments in U.S. Government obligations for purposes of the diversification requirements to which the Funds is subject under the 1940 Act. As a result, more than 5% of a Fund's total assets may be invested in such refunded bonds issued by a particular municipal issuer. The escrowed securities securing such refunded municipal bonds will consist exclusively of U.S. Government obligations, and will be held by an independent escrow agent or be subject to an irrevocable pledge of the escrow account to the debt service on the original bonds.

WHEN-ISSUED SECURITIES. A Fund may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when issued basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when issued securities for speculative purposes, but only in furtherance of its investment objective.

DELAYED-DELIVERY TRANSACTIONS. A Fund may buy and sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. The Fund may receive fees for entering into delayed delivery transactions.

When purchasing securities on a delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations in addition to the risks associated with the Fund's other investments. Because a Fund is not required to pay for securities until the delivery date, these delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the Fund will set aside cash and appropriate liquid assets in a segregated custodial account to cover its purchase obligations.

When the Fund has sold a security on a delayed-delivery basis, it does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or suffer a loss.

The Fund may renegotiate delayed-delivery transactions after they are entered into or may sell underlying securities before they are delivered, either of which may result in capital gains or losses.

MORTGAGE-BACKED SECURITIES--IN GENERAL. Mortgage-Backed Securities are backed by mortgage obligations including, among others, conventional 30-year fixed rate mortgage obligations, graduated payment mortgage obligations, 15-year mortgage obligations, and adjustable-rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal, and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, Mortgage-Backed Securities are often subject to more rapid prepayment of principal than their stated maturity indicates. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. A Fund may purchase Mortgage-Backed Securities at a premium or at a discount. Among the U.S. Government securities in which a Fund may invest are Government Mortgage-Backed Securities (or government guaranteed mortgage-related securities). Such guarantees do not extend to the value of yield of the Mortgage-Backed Securities themselves or of the Fund's shares.

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES. Certain obligations of certain agencies and instrumentalities of the U.S. Government are Mortgage-Backed Securities. Some such obligations, such as those issued by GNMA are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies and instrumentalities if it is not obligated to do so by law.

The principal governmental (i.e., backed by the full faith and credit of the U.S. Government) guarantor of Mortgage-Backed Securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and pools of FHA-insured or VA-guaranteed mortgages. Government-related (i.e., not backed by the full faith and credit of the U.S. Government) guarantors include FNMA and FHLMC. FNMA and FHLMC are government-sponsored corporations owned entirely by private stockholders. Pass-through securities issued by FNMA and FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the U.S. Government.

GNMA CERTIFICATES. Certificates of the GNMA are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a Fund may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

The estimated average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures usually will result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates above par in the secondary market.

FHLMC SECURITIES. The FHLMC was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"), mortgage participation certificates, and collateralized mortgage obligations ("CMOs"). Participation Certificates resemble GNMA Certificates in that each Participation Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. Recently introduced FHLMC Gold Participation Certificates guarantee the timely payment of both principal and interest.

FHLMC CMOs are backed by pools of agency mortgage-backed securities and the timely payment of principal and interest of each tranche is guaranteed by the FHLMC. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

FNMA SECURITIES. The FNMA was established in 1938 to create a secondary market in mortgages insured by the FHA, but has expanded its activity to the secondary market for conventional residential mortgages. FNMA primarily issues two types of mortgage-backed securities, guaranteed mortgage pass-through certificates ("FNMA Certificates") and CMOs. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates and CMOs. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

COLLATERALIZED MORTGAGE OBLIGATIONS. Mortgage-Backed Securities in which a Fund may invest may also include CMOs. CMOs are securities backed by a pool of mortgages in which the principal and interest cash flows of the pool are channeled on a prioritized basis into two or more classes, or tranches, of bonds.

NON-GOVERNMENTAL MORTGAGE-BACKED SECURITIES. A Fund may invest in mortgage-related securities issued by non-governmental entities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers also may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are not direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers, thereof will be considered in determining whether a Non-Governmental Mortgage-Backed Security meets a Fund's investment quality standards. There can be no assurance that the private insurers can meet their obligations under the policies. A Fund may buy Non-Governmental Mortgage-Backed Related Securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Adviser are illiquid if, as a result, more than 15% of the value of the Fund's net assets will be invested in illiquid securities.

A Fund may purchase mortgage-related securities with stated maturities in excess of 10 years. Mortgage-related securities include CMOs and participation certificates in pools of mortgages. The average life of mortgage-related securities varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments. The rate of such prepayments, and hence the average life of the certificates, will be a function of current market interest rates and current conditions in the relevant housing markets. The impact of prepayment of mortgages is described under "Government Mortgage-Backed Securities." Estimated average life will be determined by the Adviser. Various independent mortgage-related securities dealers publish estimated average life data using proprietary models, and in making such determinations, the Adviser will rely on such data except to the extent such data are deemed unreliable by the Adviser. The Adviser might deem data unreliable which appeared to present a significantly different estimated average life for a security than data relating to the estimated average life of comparable securities as provided by other independent mortgage-related securities dealers.

ASSET-BACKED SECURITIES. Asset-backed securities are debt securities backed by pools of automobile or other commercial or consumer finance loans. The collateral backing asset-backed securities cannot be foreclosed upon. These issues are normally traded over-the-counter and typically have a short to intermediate maturity structure, depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

FUTURES AND OPTIONS

FUTURES CONTRACTS. The Funds may enter into futures contracts, options on futures contracts, and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (the "CFTC"), a U.S. Government agency.

The Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on its margin deposits.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for a Fund than might later be available in the market when it effects anticipated purchases.

The Funds will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.

The Funds' ability to use futures trading effectively depends on several factors. First, it is possible that there will not be a perfect price correlation between a futures contract and its underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if a Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting a Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. The Funds will not enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of a Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 1/3 of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain a Fund's qualification as a regulated investment company.

The Victory Portfolios have undertaken to restrict their futures contract trading as follows: first, the Victory Portfolios will not engage in transactions in futures contracts for speculative purposes; second, the Victory Portfolios will not market its funds to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, the Victory Portfolios will disclose to all prospective shareholders the purpose of and limitations on its funds' commodity futures trading; fourth, the Victory Portfolios will submit to the CFTC special calls for information. Accordingly, registration as a Commodities Pool Operator with the CFTC is not required.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if a Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by a Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. A Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by a Fund.

In addition, the extent to which a Fund may enter into transactions involving futures contracts may be limited by the Code's requirements for qualification as a registered investment company and a Fund's intention to qualify as such.

RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. A Fund will minimize the risk that they will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchaser or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Funds are only for hedging purposes, the Adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. The Funds would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Use of futures transactions by the Funds involve the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It is also possible that the Funds could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Funds of margin deposits in the event of bankruptcy of a broker with whom the Funds have open positions in a futures contract or related option.

OPTIONS. The Funds may sell (write) call options which are traded on national securities exchanges with respect to common stock in its portfolio. A Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised, except the Special Growth Fund, which may write uncovered calls, that is, call options on securities that it does not own. The risk of writing uncovered call options is that the writer of the option may be forced to acquire the underlying security at a price in excess of the exercise price of the option, that is, the price at which the writer has agreed to sell the underlying security to the purchaser of the option. A Fund may write call options in an attempt to realize a greater level of current income than would be realized on the securities alone. A Fund may also write call options as a partial hedge against a possible stock market decline or to extend a holding period on a stock which is under consideration for sale in order to create a long-term capital gain. In view of their investment objective, a Fund generally would write call options only in circumstances where the Adviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as a Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit. A Fund retains the risk of loss should the value of the underlying security decline. A Fund may also enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of a Fund's ability to make closing purchase transactions, there is no assurance that a Fund will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

PUTS. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. A Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to a Fund upon its exercise of a "put" is normally (i) a Fund's acquisition cost of the securities (excluding any accrued interest which a Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period a Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. Puts may be acquired by a Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of a Fund's assets. See "Variable and Floating Rate Notes" and "Valuation" in this SAI.

A Fund generally will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities). The Funds intends to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser's opinion, present minimal credit risks.

The Special Value Fund may write put options from time to time. Such options may be listed on a national securities exchange and issued by the Options Clearing Corporation or traded over-the-counter. The Special Growth Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Special Growth Fund has written, however, the Special Growth Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. Upon the exercise of an option, the Fund is not entitled to the gains, if any, on securities underlying the options. The Special Growth Fund also may purchase index put and call options and write index options. Through the writing or purchase of index options, the Special Growth Fund can achieve many of the same objectives as through the use of options on individual securities. Utilizing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options.

ILLIQUID INVESTMENTS. Illiquid investments are investments that cannot be sold or disposed of, within seven business days, in the ordinary course of business at approximately the prices at which they are valued.

Under the supervision of the Victory Portfolios' Board of Trustees, the Adviser determines the liquidity of the Funds' investments and, through reports from the Adviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Funds' rights and obligations relating to the investment).

Investments currently considered by a Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over the counter options, non-government stripped fixed-rate mortgage-backed securities, and Restricted Securities.

Also, the Adviser may determine some securities to be illiquid.

However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Fund may have to close out the option before expiration.

In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Trustees.

If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering.

Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement.

If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the shares.

SECURITIES LENDING TRANSACTIONS. The Funds may from time to time lend securities from their portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities and receive collateral in the form of cash or U.S. Government Obligations. Under the Funds' current practices (which are subject to change), the loan collateral must be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. The Funds will not lend portfolio securities in excess of 20% of the value of their total assets, nor will the Funds lend their portfolio securities to any officer, director, employee, or affiliate of the Funds, The Victory Portfolios, the Adviser, or the Distributor. A Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government Obligations. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to a Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Funds or the borrower at any time. While a Fund will not have the right to vote securities on loan, they intend to terminate loans and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. The Funds will limit their securities lending to 33 1/3% of total assets.

SHORT SALES AGAINST-THE-BOX. The Funds will not make short sales of securities, other than short sales "against-the-box." In a short sale against-the-box, a Fund sells a security that it owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain for delivery at a specified date in the future. A Fund will enter into short sales against-the-box to hedge against unanticipated declines in the market price of portfolio securities or to defer and unrealized gain. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

INVESTMENT GRADE AND HIGH QUALITY SECURITIES. The Funds may invest in "investment grade" obligations, which are those rated at the time of purchase within the four highest rating categories assigned by an NRSRO or, if unrated, are obligations that the Adviser determines to be of comparable quality. The applicable securities ratings are described in the Appendix. "High-quality" short-term obligations are those obligations which, at the time of purchase, (1) possess a rating in one of the two highest ratings categories from at least one NRSRO (for example, commercial paper rated "A-1" or "A-2" by S&P or "P-1" or "P-2" by Moody's) or (2) are unrated by an NRSRO but are determined by the Adviser to present minimal credit risks and to be of comparable quality to rated instruments eligible for purchase by the Funds under guidelines adopted by the Board of Trustees.

PARTICIPATION INTERESTS. The Funds may purchase interests in securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participation, beneficial interests in a trust, partnership interests or any other form of indirect ownership. The Funds invest in these participation interests, in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying securities.

WARRANTS. Warrants are securities that give a Fund the right to purchase equity securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

REFUNDING CONTRACTS. A Fund generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). A Fund may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, a Fund will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts.

STANDBY COMMITMENTS. A Fund may enter into standby commitments, which are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Funds may acquire standby commitments to enhance the liquidity of portfolio securities.

Ordinarily, the Funds may not transfer a standby commitment to a third party, although they could sell the underlying municipal security to a third party at any time. The Funds may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Funds would pay a higher price for the securities acquired, thus reducing their yield to maturity.

Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Funds; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

FOREIGN INVESTMENTS. A Fund may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including sponsored and unsponsored American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges. Such investment may subject the Fund to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets. Unsponsored ADRs may involve additional risks.

The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Advisers will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

A Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

The International Growth Fund currently invests in the securities of issuers based in a number of foreign countries. The Adviser continuously evaluates issuers based in countries all over the world. Accordingly, the Fund may invest in the securities of issuers based in any country, subject to approval by the Trustees, when such securities met the investment criteria of the Adviser and are consistent with the investment objectives and policies of the Fund.

MISCELLANEOUS SECURITIES. The Funds can invest in various securities issued by domestic and foreign corporations, including preferred stocks and investment grade corporate bonds, notes, and warrants. Bonds are long-term corporate debt instruments secured by some or all of the issuer's assets, debentures are general corporate debt obligations backed only by the integrity of the borrower, and warrants are instruments that entitle the holder to purchase a certain amount of common stock at a specified price, which price is usually higher than the current market price at the time of issuance. Preferred stocks are instruments that combine qualities both of equity and debt securities. Individual issues of preferred stock will have those rights and liabilities that are spelled out in the governing document. Preferred stocks usually pay a fixed dividend per quarter (or annum) and are senior to common stock in terms of liquidation and dividends rights, and preferred stocks typically do not have voting rights.

ADDITIONAL INFORMATION CONCERNING OHIO ISSUERS

The Ohio  Municipal  Bond Fund and the Ohio  Municipal  Money Market will invest most of their net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions ("Ohio Obligations"). The Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund are therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect on the performance of the Funds. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

Generally the creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

Ohio is the seventh most populous state. The 1990 Census count of 10,847,000 indicated a 0.5% population increase from 1980. The Census estimate for 1995 is 11,157,000.

Although manufacturing (including auto-related manufacturing) in Ohio remains an important part of the State's economy, the greatest growth in employment in Ohio in recent years, consistent with national trend, has been in the non-manufacturing area. Ohio ranked fourth in the nation in 1991 gross state product derived from manufacturing. Manufacturing was 26.3% of Ohio's gross state product, compared to 17.1% of that total being from "services." In addition, agriculture and "agribusiness," continue as important elements to the Ohio economy. Over half of the State's area is devoted to farming and approximately 16% of total employment is in agribusiness.

In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last four years the State rates were below the national rates (4.8% versus 5.6% in 1995). The unemployment rate and its effects vary among particular geographic areas of the State.

There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Obligations held by the Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year ("FY") or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund ("GRF"), for which personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.

The biennium-ending fund balances at June 30, 1989 were $475.1 million in the GRF and $353 million in the Budget Stabilization Fund ("BSF"), a cash and budgetary management fund. June 30, 1991 ending fund balances were $135.3 million (GRF) and $300 million (BSF).

The next biennium, 1992-93, presented significant challenges to State finances, successfully addressed. To allow time to resolve certain budget differences, an interim appropriations act was enacted effective July 1, 1991; it included debt service and lease rental appropriations for the entire biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the BSF to the GRF in FY 1992.

Based on updated results and forecasts in the course of that FY, both in light of the continuing uncertain nationwide economic situation, there was projected and timely addressed an FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million; the $100.4 million BSF balance, and additional amounts from certain other funds, were transferred late in the FY to the GRF; and adjustments were made in the timing of certain tax payments.

A significant GRF shortfall (approximately $520 million) was then projected for FY 1993. It was addressed by appropriate legislative and administrative actions, including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to BSF replenishment, $21 million was deposited in the BSF.

None of the spending reductions were applied to appropriations needed for debt service or lease rentals on any State obligations.

The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30, 1995 with a GRF ending fund balance of $928 million, of which $535.2 million had been transferred into the BSF (which had a November 21, 1995 balance of over $828 million).

The GRF appropriations act for the current biennium was passed on June 28, 1995 and promptly signed (after selective vetoes) by the Governor. That act provided for total GRF biennial expenditures of approximately $33.5 billion, with the following examples of GRF major program biennial expenditures increases over those for the prior biennium: higher educations, 13.1%; mental health and mental retardation; 4.8%; primary and secondary education, 15.4%, human services 9.5%; justice and corrections, 28%.

Necessary GRF debt service and lease-rental appropriations for the entire biennium were requested in the Governor's proposed budget and incorporated in the related appropriations bill as introduced, and in the bill's version as passed by the House and the Senate in the act as passed and signed. The same is true for the separate appropriations acts for the Department of Transportation, Department of Public Safety and Bureau of Workers' Compensation, which included lease-rental appropriations for certain OBA-financed ODOT, DPS and BWC projects.

In accordance with the appropriations act, the significant June 30, 1995 GRF fund balance, after leaving in the GRF an unreserved and undesignated balance of $70,000,000, was transferred to a variety of funds, including $535,200,000 to the BSF (which has a current balance of $828,300,000), and $322,800,000 to other funds, including school assistance funds and, in anticipation of possible federal programs changes, a human services stabilization fund.

The June 30, 1996 GRF ending fund balance was over $781,000,000, which was higher than forecast. In accordance with General Assembly directions, $100,000,000 was promptly transferred from the GRF to the fund providing for the elementary and secondary school computer network, and $30,000,000 to a new fund for State transportation infrastructure. Approximately $400,800,000 is serving as a basis for temporary 1996 personal income tax reductions aggregating that amount.

Litigation pending in federal district court contests the Ohio Department of Human Services' (ODHS) prior Medicaid financial eligibility rules for married couples where one spouse is living in a nursing facility and the other spouse resides in the community. ODHS promulgated new eligibility rules effective January 1, 1996. It is appealing a court order directing it to provide notice to persons potentially affected by the former rules from 1990 through 1995. It is not possible at this time to state whether this appeal will be successful or, should plaintiffs prevail, the period (beyond the current fiscal year) during which necessary additional Medicaid expenditures would have to be made. Plaintiffs have estimated total additional Medicaid expenditures at $600,000,000 for the retroactive period and, based on current law, it is estimated that the State's share of those additional expenditures is approximately $240,000,000.

The State's incurrence or assumption of debt without a vote of the people is, with limited exceptions, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)

From 1921 to date Ohio votes approved 15 constitutional amendments authorizing the incurrence of State debt to which taxes or excises were pledged for payment. All related to capital facilities financing, except for three veteran's bonuses. The only such tax-supported debt still authorized to be incurred are highways and local infrastructure bonds, and general obligation coal development and natural resources bonds.

The electors approved in November 1995 a constitutional amendment that extends the local infrastructure bond program (authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for the purpose), and authorizes additional highway bonds (expected to be payable primarily from highway use receipts). The latter supersedes the prior $500 million highway obligation authorization, and authorizes not more that $1.2 billion to be outstanding at any time and not more than $220 million to be issued in a fiscal year.

The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority and certain obligations issued by the State Treasurer.

A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing. The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues.)

The House in 1995 has adopted a resolution that would have submitted to the electors a constitutional amendment prohibiting the General Assembly from imposing a new tax or increasing an existing tax unless approved by a three-fifths vote of each house or by a majority vote of the electors. The Senate did not act on the resolution. A new General Assembly has convened. Proposals do not carry over between General Assemblies.

The State and State agencies have issued revenue bonds that are payable from net revenues of or relating to revenue-producing facilities or categories of facilities, such as those issued by the Ohio Turnpike Commission. Under interpretations by Ohio courts those bonds are not "debt" within the state's Constitution. The Constitution authorizes State bonds (issued by the Ohio Housing Finance Agency) for certain housing purposes; tax moneys may not be obligated or pledged to these bonds. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.

Local school districts in Ohio receive a major portion (state-wide aggregate in the range of 44% in recent years) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 120 districts from voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, is pending questioning the constitutionality of Ohio's system of school funding. The trial court concluded that aspects of the system (including basic operating assistance) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution. The State appealed and a court of appeals reversed the trial court's findings for plaintiff districts. The plaintiff coalition has filed an appeal of the court of appeals decision to the Ohio Supreme Court. A small number of the State's 612 local school districts have in any year required special assistance to avoid year-end deficits. A current program provides for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Recent borrowings under this program totalled $94.5 million for 27 districts (including $75 million for one) in FY 1993, $41.1 million for 28 districts in FY 1994, $71.1 million for 29 districts in FY 1995 and $87.2 million for 20 districts in FY 1996.

Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the State. For those few municipalities that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the municipality's fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. Since inception in 1979, these procedures have been applied to 23 cites and villages; for 18 of them the fiscal situation was resolved and the procedures terminated.

At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

ADDITIONAL INFORMATION CONCERNING NEW YORK ISSUERS

The New York Tax-Free Fund will invest substantially all of its assets in New York municipal securities. In addition, the specific New York municipal securities in which the New York Tax-Free Fund will invest will change from time to time. The New York Tax-Free Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of New York municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may affect issuers of New York municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of New York municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of New York municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the New York Tax-Free Fund, and the New York Tax-Free Fund assumes no responsibility for the completeness or accuracy of such information. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have a material adverse impact on the financial condition of such issuers. The New York Tax-Free Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of New York municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York, and there is no responsibility on the part of the State of New York to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within New York, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of New York municipal securities.

The New York Tax-Free Fund may invest in municipal securities issued by New York State (the "State"), by its various public bodies (the "Agencies") and/or by other entities located within the State, including the City of New York (the "City") and political subdivisions thereof and/or their agencies.

NEW YORK STATE. The State's current fiscal year commenced on April 1, 1996, and ends on March 31, 1997, and is referred to herein as the State's 1996-97 fiscal year. The State's budget for the 1996-97 fiscal year was enacted by the Legislature on July 13, 1996, more than three months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for all State-supported debt service. The State Financial Plan for the 1996-97 fiscal year was formulated on July 25, 1996 and is based on the State's budget as enacted by the Legislature and signed into law by the Governor, as well as actual results for the first quarter of the current fiscal year. The 1996-97 State Financial Plan will be updated in October and January.

1996-97 FISCAL YEAR STATE FINANCIAL PLAN. The 1996-97 State Financial Plan is projected to be balanced on a cash basis. As compared to the Governor's proposed budget as revised on March 20, 1996, the State's adopted budget for 1996-97 increases General Fund spending by $842 million, primarily from increases for education, special education and higher education ($563 million). The balance represents funding increases to a variety of other programs, including community projects and increased assistance to fiscally distressed cities. Resources used to fund these additional expenditures include $540 million in increased revenues projected for 1996-97 based on higher-than-projected tax collections during the first half of calendar 1996, $110 million in projected receipts from a new State tax amnesty program, and other resources including certain non-recurring resources. The total amount of non-recurring resources included in the 1996-97 State budget is projected by the Division of Budget to be $1.3 billion, or 3.9 percent of total General Fund receipts.

The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. In addition, the State Financial Plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The Division of Budget believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth in this Statement of Additional Information, and those projections may be changed materially and adversely from time to time. There are also risks and uncertainties concerning the future-year impact of actions taken in the 1996-97 budget.

The four government fund types that comprise the State Financial Plan are the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds. This fund structure adheres to accounting standards of the Governmental Accounting Standards Board. This section discusses first the General Fund and then the other governmental funds. Receipts and disbursements trends are presented in tabular form for each component of the General Fund.

GENERAL FUND. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1996-97 fiscal year, the General Fund is expected to account for approximately 47 percent of total Governmental Funds disbursements and 71 percent of total State Funds disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types. The following are the projected shares of General Fund receipts and disbursements: Receipts: Personal Income Tax
- 51.55%, User Taxes and Fees - 29.51%, Business Taxes - 13.93%, Other Taxes - 2.86%, Miscellaneous - 7.16%; Disbursements: Local Assistance - 69.84%; State Operations - 17.56%, Debt Service - 4.85%, General State Charges - 6.70%, Capital/Other - 1.04%.

STATE FISCAL YEAR 1996-97. The General Fund is projected to be balanced on a cash basis for the 1996-97 fiscal year. Total receipts and transfers from other funds are projected to be $33.17 billion, an increase of $365 million from the prior fiscal year. Total General Fund disbursements and transfers to other funds are projected to be $33.12 billion, an increase of $444 million from the total in the prior fiscal year.

PROJECTED GENERAL FUND RECEIPTS

The discussion below summarizes the State's projections of General Fund tax revenues and other receipts for the 1996-97 fiscal year. Major statutory changes adopted with the 1996-97 budget that affect 1996-97 include: tax reductions totaling $83 million, adoption of a tax amnesty program expected to increase receipts by $110 million, and a variety of measures increasing miscellaneous receipts by approximately $675 million.

THE PERSONAL INCOME TAX is imposed on the income of individuals, estates and trusts and is based on federal definitions of income and deductions with certain modifications. In 1995, the State enacted a tax-reduction program designed to reduce receipts from the personal income tax by 20 percent over three years. Prior to 1995, the tax had remained substantially unchanged since 1989 as a result of annual deferrals of tax reductions originally enacted in 1987. The tax-reduction program is estimated to reduce receipts by $2.3 billion in the 1996-97 fiscal year, compared to what tax receipts would have been under the pre-1995 rate structure. The maximum rate was reduced from the 7.875 percent in effect between 1989 and 1994 to 7.59375 percent for 1995, to 7.125 percent for 1996, and is scheduled under current law to be reduced to 6.85 percent for 1997 and thereafter. In addition to significant reductions in overall tax rates, the program also includes increases in the standard deduction, widening tax brackets to increase the income thresholds to which higher tax rates apply, and modification of certain tax credits.

The projected yield of the tax for the 1996-97 fiscal year is $17.1 billion, an increase of $103 million from reported collections in the State's 1995-96 fiscal year. The increase reflects both the effects of the tax reductions noted above and the fact that reported collections in the preceding year were affected by net refund and tax refund reserve account transactions that depressed collections in 1995-96 by $500 million. Without these statutory and administrative changes, the yield of the tax would have grown by more than $1 billion (nearly 7 percent), reflecting liability growth for the 1996 tax year projected at approximately the same rate. The income base for the tax is projected to rise approximately 5 percent for the 1996 tax year.

USER TAXES AND FEES are comprised of three-quarters of the State four percent sales and use tax (the balance, one percent, flows to support Local Government Assistance Corporation ("LGAC") debt service requirements), cigarette, alcoholic beverage container, and auto rental taxes, and a portion of the motor fuel excise levies.

Also included in this category are receipts from the motor vehicle registration fees and alcoholic beverage license fees. Beginning in 1993-94, a portion of the motor fuel tax and motor vehicle registration fees and all of the highway use tax are earmarked for dedicated transportation funds.

Receipts in this category in the State's 1996-97 fiscal year are expected to total $6.73 billion, an increase of $97 million from reported 1995-96 results. Underlying growth in the continuing sales tax base is forecast to be 5 percent, accounting for the increase in the category as a whole. Projected receipts in 1996-97 are adversely affected by the full-year effects of reductions in the diesel motor fuel, container and beer taxes adopted in 1995 by a temporary reduction of the sales tax on clothing enacted in 1996.

BUSINESS TAXES include franchise taxes based generally on net income of general business, bank and insurance corporations, as well as gross-receipts-based taxes on utilities and gallonage-based petroleum business taxes. Through 1993, these levies had been subject to a 15 percent surcharge initially imposed in 1990. Beginning in 1994, the surcharge rate has been phased out and, for most taxpayers, there will be no surcharge liability for taxable periods ending in 1997 and thereafter.

Total business tax receipts in the State's 1996-97 fiscal year are projected at $4.62 billion, a decline of $360 million from reported 1995-96 results. The decline results from the continuing effects of tax reductions originally enacted in 1994 and 1995, valued at approximately $300 million more in 1996-97 than in 1995-96, and the previously scheduled diversion of petroleum business and other tax receipts to dedicated transportation funds (valued at approximately $130 million more in 1996-97 than in 1995-96). These factors outweigh the modest growth projected in the bases of the continuing tax structure. Tax reductions enacted in the preceding two years included, in addition to a reduction in the surcharge rate, a lowering of the alternative minimum tax rate and a variety of smaller changes to the tax on general business corporations, as well as several changes to reduce the burden of the petroleum business tax on selected industries.

OTHER TAXES include estate, gift and real estate transfer taxes, a tax on gains from the sale or transfer of certain real estate where the total consideration exceeds $1 million, a pari-mutuel tax and other minor levies.

Total receipts from this category in the State's 1996-97 fiscal year are projected at $948 million, $151 million less than in the preceding year. The estimates reflect pre-1996 legislation reducing the burden of the real property gains tax and the estate tax as well as legislation enacted in 1996 repealing the real property gains tax (valued at approximately $120 million more in 1996-97 than in 1995-96), and diversion of real estate transfer tax proceeds to the Environmental Protection Fund (valued at approximately $44 million more in 1996-97 than in 1995-96).

MISCELLANEOUS RECEIPTS include investment income, abandoned property receipts, medical provider assessments, receipts from public authorities, and certain other license and fee revenues. Receipts in this category in the State's 1996-97 fiscal year are expected to total $2.1 billion, an increase of $683 million above the amount received in the prior State fiscal year. This includes $481 million in surplus revenues from the Medical Malpractice Insurance Association ("MMIA"), and other various non-recurring resources. MMIA is a statutorily-created joint underwriting association of property/casualty insurance companies authorized to write certain personal liability insurance in the State which provides primary and excess medical malpractice insurance for medical service providers in the State. It has been reported that certain health care providers are considering a challenge to the State's right to these surplus revenues.

TRANSFER FROM OTHER FUNDS to the General Fund consist primarily of tax revenues in excess of debt service requirements, particularly the one percent sales tax used to support payments to LGAC. In the 1996-97 fiscal year, excess sales tax revenues are projected to be $1.4 billion, $75 million more than in the 1995-96 fiscal year. All other transfers are projected to decrease by $82 million, primarily reflecting the non-recurring transfer of $117 million from the Mass Transportation Operating Assistance Fund to the Revenue Accumulation Fund in 1995-96. As a result, total transfers are virtually unchanged year-to-year.

PROJECTED GENERAL FUND DISBURSEMENTS

GRANTS TO LOCAL GOVERNMENTS is the largest category of General Fund disbursements, and accounts for approximately 70 percent of overall General Fund spending. Disbursements from this category are projected to total $23.13 billion in the 1996-97 State Financial Plan, an increase of $597 million (2.6 percent) from 1995-96 levels. Of this amount, approximately $300 million is attributable to transactions which were not accounted for in a comparable way in 1995-96, primarily $271 million in spending related to the issuance of LGAC bonds. This category of the State Financial Plan includes $11.27 billion in aid for elementary, secondary, and higher education, accounting for 49 cents of every dollar spent in this category. On a school year basis, formula-based elementary and secondary education aid increases $217 million from 1995-96 levels. General Fund payments for Medicaid are projected to be $5.29 billion, virtually unchanged from the level of $5.34 billion in 1995-96 and down from $5.79 billion in 1994-95. This slow growth is due primarily to continuation of cost containment measures enacted in 1995-96, new reforms included in the 1996-97 adopted budget, and forecasts for lower caseload based upon actual experience through May 1996. Other social service spending is forecast to increase by only $7 million to $3.17 billion in 1996-97, down from $3.34 billion in 1994-95.

Remaining   disbursements   primarily  support  community-based  mental  hygiene
programs, community and public health programs, local transportation programs, and revenue sharing.

STATE OPERATIONS spending reflects the administrative costs of operating the State's agencies, including the prison system, mental hygiene institutions, the State University system ("SUNY"), the Legislature, and the court system. Personal service costs account for approximately 76 percent of this category in 1996-97. Since January 1995, the State's workforce has been reduced by about 15,000 positions, with a decrease of 5,000 positions expected in 1996-97. State employees will not receive a general salary increase this year as part of the collective bargaining agreements recently negotiated for the 1995-96 through 1998-99 fiscal years. Collective bargaining agreements have been ratified by employee bargaining units representing most State employees subject to such agreements. Negotiations are ongoing with the remaining units. For more information on the State's workforce, see the section entitled "State Organization--State Government Employment."

Disbursements for State operations are projected at $5.82 billion, a decrease of $135 million or 2.3 percent. The lack of growth in this category reflects the workforce reduction program for 1996-97 that will be accomplished primarily through attrition, a continued hiring freeze and implementation of a retirement incentive program. Most agencies will spend less in 1996-97 than in 1995-96; however, criminal justice spending will increase modestly to reflect the impact of stricter sentencing laws.

GENERAL STATE CHARGES primarily reflect the costs of providing fringe benefits for State employees, including contributions to pension systems, the employer's share of social security contributions, employer contributions toward the cost of health insurance, and the costs of providing worker's compensation and unemployment insurance benefits. This category also reflects certain fixed costs such as payments in lieu of taxes, and payments of judgments against the State or its public officers. Disbursements in this category are projected to total $2.22 billion in the 1996-97 State Financial Plan, an increase of $138 million from the 1995-96 levels. Fringe benefit costs in 1995-96 are depressed by the one-time application of more than $100 million in reimbursements traditionally budgeted in other categories of the Financial Plan. Pension costs do not increase in 1996-97 assuming savings will be achieved as planned from the refinancing of certain pension liabilities. Other fringe benefit costs (including unemployment insurance) decline, due to workforce reductions accomplished primarily through attrition and early retirements.

DEBT SERVICE paid from the General Fund for 1996-97 reflects only the $10 million interest cost of the State's commercial paper program. No cost is included for a TRAN borrowing, since none is expected to be undertaken. The State's annual spring borrowing has been eliminated, as discussed in the section entitled "Debt and Other Financing Activities--Local Government Assistance Corporation." Debt service on long-term obligations is paid from Debt Service Funds as described below.

TRANSFERS TO OTHER FUNDS from the General Fund are made primarily to finance certain portions of State capital project spending and debt service on long-term bonds, where these costs are not funded from other sources. Transfers are projected to total $1.94 billion, a decrease of $161 million or 7.7 percent from 1995-96 levels. Transfers in support of capital projects decrease $210 million due to the availability of non-recurring revenues which will be deposited directly to the Capital Projects Funds in 1996-97 and the reclassification of economic development programs from capital projects to grants to local governments. Transfers in support of debt service increase $60 million reflecting prior year bond sales for prisons, housing programs, and SUNY. All other transfers decrease $11 million from previous year levels.

CAPITAL PROJECTS paid directly from the General Fund represent pay-as-you-go capital expenditures for certain youth and environmental projects. This is a new Financial Plan category created as a part of the 1996-97 adopted budget. Other pay-as-you-go capital expenditures are accounted for in the Capital Projects Fund type.

The 1996-97 State Financial Plan includes actions that will have an effect on the budget outlook for the State fiscal year 1996-97 and beyond. The Division of the Budget estimates that the 1996-97 State Financial Plan contains actions that provide non-recurring resources or savings totaling approximately $1.3 billion. These include the use of $481 million in surplus funds available from MMIA, $134 million in savings from a refinancing of certain pension obligations, $88 million in projected savings from bond refundings, and $36 million in surplus fund transfers. The balance is composed of $314 million in resources carried forward from the State's 1995-96 fiscal year and various other actions, including that portion of the proposed tax amnesty program that is projected to be non-recurring.

The State closed projected budget gaps of $5.0 billion and $3.9 billion for its 1995-96 and 1996-97 fiscal years, respectively. The 1997-98 gap was projected at $1.44 billion, based on the Governor's proposed budget of December 1995. As a result of changes made in the enacted budget, that gap is now expected to be larger. However, the gap is not expected to be as large as those faced in the prior two fiscal years. The Governor has indicated that he will propose to close any potential imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions.

The out-year projection will be impacted by a variety of factors. Enacted tax reductions, which reduced receipts in the 1996-97 fiscal year by an incremental $2.4 billion, are projected to reduce receipts in the 1997-98 fiscal year by an additional increment of $2.1 billion. The use of up to $1.3 billion of non-recurring resources in 1996- 97, and the annualized costs of certain program increases in the 1996-97 enacted budget, will both add additional pressure in closing the 1997-98 gap.

Actions undertaken in the State's 1996-97 fiscal year, such as workforce reductions, health care and education reforms, and strict controls on State agency spending, are expected to provide larger recurring savings in 1997-98. Sustained growth in the State's economy and continued declines in welfare caseload and Medicaid costs would produce additional savings in the 1997-98 Financial Plan. Finally, future federal reforms of welfare and/or Medicaid could potentially provide savings to the State in the State fiscal year 1997-98. See "Special Considerations" below in this section for a description of the risks and uncertainties associated with the State Financial Plan process.

The 1996-97 opening fund balance of $287 million includes $237 million which is reserved in the Tax Stabilization Reserve Fund ("TSRF"), $41 million which is on deposit in the Contingency Reserve Fund ("CRF") (see the discussion of this Fund under the heading "Prior Fiscal Years"), and $9 million in the Revenue Accumulation Fund which has been drawn down for use in the 1996-97 fiscal year. The projected closing fund balance in the General Fund of $337 million reflects a balance of $252 million in the TSRF, following an additional payment of $15 million during the year, and a balance of $85 million in the CRF.

In addition to the General Fund, the State Financial Plan includes Special Revenue Funds, Capital Projects Funds and Debt Service Funds which are discussed below. Amounts below do not include other sources and uses of funds transferred to or from other fund types.

Special Revenue Funds are used to account for the proceeds of specific revenue sources such as federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. Although activity in this fund type is expected to comprise approximately 43 percent of total government funds receipts in the 1996-97 fiscal year, three-quarters of that activity relates to federally-funded programs.

Projected receipts in this fund type total $28.04 billion, an increase of $2.43 billion (9.5 percent) over the prior year. Projected disbursements in this fund type total $28.51 billion, an increase of $2.25 billion (8.6 percent) over 1995-96 levels. Disbursements from federal funds, primarily the federal share of Medicaid and other social services programs, are projected to total $21.31 billion in the 1996-97 fiscal year. Remaining projected spending of $7.20 billion primarily reflects aid to SUNY supported by tuition and dormitory fees, education aid funded from lottery receipts, operating aid payments to the Metropolitan Transportation Authority funded from the proceeds of dedicated transportation taxes, and costs of a variety of self-supporting programs which deliver services financed by user fees.

Capital Projects Funds are used to account for the financial resources used for the acquisition, construction, or rehabilitation of major State capital facilities and for capital assistance grants to certain local governments or public authorities. This fund type consists of the Capital Projects Fund, which is supported by tax receipts transferred from the General Fund, and 37 other capital funds established to distinguish specific capital construction purposes supported by other revenues. In the 1996-97 fiscal year, activity in these funds is expected to comprise 6 percent of total governmental receipts.

Total receipts in this fund type are projected at $3.58 billion. Disbursements from this fund type are projected to be $3.85 billion, a decrease of $120 million (3.1 percent) over prior-year levels, due in part to a reclassification of economic development projects to the category of grants to local governments in the General Fund. The Dedicated Highway and Bridge Trust Fund is the single largest dedicated fund, comprising an estimated $920 million (24 percent) of the activity in this fund type. Total spending for capital projects will be financed through a combination of sources: federal grants (28 percent), public authority bond proceeds (34 percent), general obligation bond proceeds (12 percent), and pay-as-you-go revenues (26 percent).

Debt Service Funds are used to account for the payment of principal of, and interest on, long-term debt of the State and to meet communications under lease-purchase and other contractual-obligation financing arrangements. (See the section entitled "Debt and Other Financing Activities--Outstanding Debt of the State and Certain Authorities" below.) This fund type is expected to comprise 4 percent of total government fund receipts and disbursements in the 1996-97 fiscal year. Receipts in these funds in excess of debt service requirements may be transferred to the General Fund and Special Revenue Funds, pursuant to law.

The Debt Service fund type consists of the General Debt Service Fund, which is supported primarily by tax receipts transferred from the General Fund, and other funds established to accumulate moneys for the payment of debt service. In the 1996-97 fiscal year, total disbursements in this fund type are projected at $2.58 billion, an increase of $164 million or 6.8 percent. The projected transfer from the General Fund of $1.59 billion is expected to finance 62 percent of these payments.

The remaining payments are expected to be financed by pledged revenues, including $1.83 billion in taxes, $234 million in dedicated fees, and $2.35 billion in patient revenues, including transfers of federal and state reimbursements and state dedicated taxes. After required impoundment for debt service, $3.7 billion is expected to be transferred to the General Fund and other funds in support of State operations. The largest transfer - $1.9 billion
- is made to the Special Revenue Fund type in support of operations of the mental hygiene agencies. Another $1.4 billion in excess sales taxes is expected to be transferred to the General Fund, following payment of projected debt service on LGAC bonds.

SPECIAL CONSIDERATIONS. The economic and financial condition of the State may be affected by various financial, social, economic and political factors. These factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. For example, various proposals relating to federal tax and spending policies that are currently being publicly discussed and debated could, if enacted, have a significant impact on the State's financial condition in the current and future fiscal years. Because of the uncertainty and unpredictability of the changes, their impact cannot, as a practical matter, be included in the assumptions underlying the State's projections at this time.

The State Financial Plan is based upon forecasts and national and State economic activity developed through both internal analysis and review of State and national economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

Projections of total State receipts in the State Financial Plan are based on the State tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. In preparing projections of State receipts, economic forecasts relating to personal income, wages, consumption, profits and employment have been particularly important. The projection of receipts from most tax or revenue sources is generally made by estimating the change in yield of such tax or revenue source caused by economic and other factors, rather than by estimating the total yield of such tax or revenue source from its estimated tax base. The forecasting methodology, however, ensures that State fiscal year estimates for taxes that are based on computation of annual liability, such as the business and personal income taxes, are consistent with estimates of total liability under such taxes.

Projections of total State disbursements are based on assumptions relating to economic and demographic factors, levels of disbursements for various services provided by local governments (where the cost is partially reimbursed by the State), and the results of various administrative and statutory mechanisms in controlling disbursements for State operations. Factors that may affect the level of disbursements in the fiscal year include uncertainties relating to the economy of the nation and the State, the policies of the federal government, and changes in the demand for and use of State services.

The Division of the Budget believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely form the projections set forth in this Annual Information Statement. In the past, the State has taken management actions and made use of internal sources to address potential State Financial Plan shortfalls, and DOB believes it could take similar actions should variances occur in its projections for the current fiscal year.

In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the federal government and other factors, have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal year.

CASH-BASIS RESULTS FOR PRIOR FISCAL YEARS. The State reports its financial results on two bases of accounting: the cash basis, showing receipts and disbursements; and the modified accrual basis, prescribed by GAAP, showing revenues and expenditures. These financial terms are described in the Glossary of Financial Terms in Exhibit A to this Annual Information Statement.

GENERAL FUND 1993-94 THROUGH 1995-96. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types. A narrative description of cash-basis results in the General Fund is presented below, followed by a tabular presentation of the actual General Fund results for the prior three fiscal years. For a description of the principal State taxes and fees, see Exhibit B to this Annual Information Statement.

New York State's financial operations have improved during recent fiscal years. During the period 1989-90 through 1991-92, the State incurred General Fund operating deficits that were closed with receipts from the issuance of tax and revenue anticipation notes ("TRANs"). A national recession, followed by the lingering economic slowdown in the New York and regional economy, resulted in repeated shortfalls in receipts and three budget deficits during those years. During its last four fiscal years, however, the State has recorded balanced budget on a cash basis, with positive fund balances as described below.

The State ended its 1995-96 fiscal year on March 31, 1996 with a General Fund cash surplus. The Division of the Budget reported that revenues exceeded projections by $270 million, while spending for social service programs was lower than forecast by $120 million and all other spending was lower by $55 million. From the resulting benefit of $445 million, a $65 million voluntary deposit was made into the TSRF, and $380 million was used to reduce 1996-97 Financial Plan liabilities by accelerating 1996-97 payments, deferring 1995-96 revenues, and making a deposit to the tax refund reserve account. (For more information on the tax refund reserve account, see Table 5).

The General Fund closing fund balance was $287 million, an increase of $129 million from 1994-95 levels. The $129 million change in fund balance is attributable to the $65 million voluntary deposit to the TSRF, a $15 million required deposit to the TSRF, a $40 million deposit to the CRF, and a $9 million deposit to the Revenue Accumulation Fund. The closing fund balance includes $237 million on deposit in the TSRF, to be used in the event of any future General Fund deficit as provided under the State Constitution and State Finance Law. In addition, $41 million is on deposit in the CRF. The CRF was established in State fiscal year 1993-94 to assist the State in financing the costs of extraordinary litigation. The remaining $9 million reflects amounts on deposit in the Revenue Accumulation Fund. This fund was created to hold certain tax receipts temporarily before their deposit to other accounts. In addition, $678 million was on deposit in the tax refund reserve account, of which $521 million was necessary to complete the restructuring of the State's cash flow under the LGAC program.

General Fund receipts totaled $32.81 billion, a decrease of 1.1 percent from 1994-95 levels. This decrease reflects the impact of tax reductions enacted and effective in both 1994 and 1995. General Fund disbursements totaled $32.68 billion for the 1995-96 fiscal year, a decrease of 2.2 percent from 1994-95 levels. Mid-year spending reductions, taken as part of a management review undertaken in October at the direction of the Governor, yielded savings from Medicaid utilization controls, office space consolidation, overtime and contractual expense reductions, and statewide productivity improvements achieved by State agencies. Together with decreased social services spending, this management review accounts for the bulk of the decline in spending.

The State ended its 1994-95 fiscal year with the General Fund in balance. The $241 million decline in the fund balance reflects the planned use of $264 million from the CRF, partially offset by the required deposit of $23 million to the TSRF. In addition, $278 million was on deposit in the tax refund reserve account, $250 million of which was deposited to continue the process of restructuring the State's cash flow as part of the LGAC program. The closing fund balance of $158 million reflects $157 million in the TSRF and $1 million in the CRF.

General Fund receipts totaled $33.16 billion, an increase of 2.9 percent from 1993-94 levels. General Fund disbursements totaled $33.40 billion for the 1994-95 fiscal year, an increase of 4.7 percent from the previous fiscal year. The increase in disbursements was primarily the result of one-time litigation costs for the State, funded by the use of the CRF, offset by $188 million in spending reductions initiated in January 1995 to avert a potential gap in the 1994-95 State Financial Plan. These actions included savings from a hiring freeze, halting the development of certain services, and the suspension of non-essential capital projects.

The State ended its 1993-94 fiscal year with a General Fund cash surplus, primarily the result of an improving national economy, State employment growth, tax collections that exceeded earlier projections and disbursements that were below expectations. A deposit of $268 million was made to the CRF, with a withdrawal during the year of $3 million, and a deposit of $67 million was made to the TSRF. These three transactions result in the change balance of $332 million. In addition, a deposit of $1.14 billion was made to the tax refund reserve account, of which $1.03 billion was available for budgetary purposes in the 1994-95 fiscal year. (For more information on the personal income tax refund reserve account, see Table 5.) The remaining $114 million was redeposited in the tax refund reserve account at the end of the State's 1994-95 fiscal year to continue the process of restructuring the State's cash flow as part of the LGAC program. The General Fund closing balance was $399 million, of which $265 million was on deposit in the CRF and $134 million in the TSRF. The CRF was initially funded with a transfer of $100 million attributable to a positive margin recorded in the 1992-93 fiscal year.

General Fund receipts totaled $32.23 billion, an increase of 2.6 percent from 1992-93 levels. General Fund disbursements totaled $31.90 billion for the 1993-94 fiscal year, 3.5 percent higher than the previous fiscal year. Receipts were higher in part due to improved tax collections from renewed State economic growth, although the State continued to lag behind the national economic recovery. Disbursements were higher due in part to increased local assistance costs for school aid and social services, accelerated payment of certain Medicaid expenses, and the cost of an additional payroll for State employees.

Activity in the three other governmental funds has remained relatively stable over the last three fiscal years, with federally-funded programs comprising approximately two-thirds of these funds. The most significant change in the structure of these funds has been the redirection, beginning in the 1993-94 fiscal year, of a portion of transportation-related revenues from the General Fund to two new dedicated funds in the Special Revenue and Capital Projects Fund types. These revenues are used to support the capital programs of the Department of Transportation and the Metropolitan Transportation Authority ("MTA").

In the Special Revenue Funds, disbursements increased from $22.72 billion to $26.26 billion over the last three years, primarily as a result of increased costs for the federal share of Medicaid. Other activity reflected dedication of taxes to a new fund for mass transportation, new lottery games, and new fees for criminal justice programs.

Disbursements in the Capital Projects Funds grew from $3.10 billion to $3.97 billion over the last three years, as spending for transportation and mental hygiene programs increased, partially offset by declines for corrections and environmental programs. The composition of this fund type's receipts also changed as the dedicated transportation taxes began to be deposited, general obligation bond proceeds declined substantially, federal grants remained stable, and reimbursements from public authority bonds (primarily transportation related) increased. The increase in the negative fund balance in 1994-95 resulted from delays in reimbursements caused by delays in the timing of public authority bond sales.

Activity in the Debt Service Funds reflected increased use of bonds during the three-year period for improvements to the State's capital facilities and the continued implementation of the LGAC fiscal reform program. The increases were moderated by the refunding savings achieved by the State over the last several years using strict present value savings criteria. The growth in LGAC debt service was offset by reduced short-term borrowing costs reflected in the General Fund.

GAAP-BASIS   RESULTS  FOR  PRIOR  FISCAL  YEARS.  The  Comptroller   prepares  a
comprehensive annual financial report on the basis of generally accepted accounting principles ("GAAP") for governments as promulgated by the Governmental Accounting Standards Board. The report, generally released in July each year, contains general purpose financial statements with a Combined Balance Sheet and its Combined Statement of Revenues, Expenditures and Changes in Fund Balances. These statements are audited by independent certified public accountants.

The State completed its 1995-96 fiscal year with a combined Governmental Funds operating surplus of $432 million, which included an operating surplus in the General Fund of $380 million, in the Capital Projects Funds of $276 million and in the Debt Service Funds of $185 million. There was an operating deficit of $409 million in the Special Revenue Funds. The State's Combined Balance Sheet as of March 31, 1996 showed an accumulated deficit in its combined Governmental Funds of $1.23 billion, reflecting liabilities of $14.59 billion and assets of $13.35 billion. This accumulated Governmental Funds deficit includes a $2.93 billion accumulated deficit in the General Fund and an accumulated deficit of $712 million in the Capital Projects Fund type as partially offset by accumulated surpluses of $468 million and $1.94 billion in the Special Revenue and Debt Service fund types, respectively.

The State reported a General Fund operating surplus of $380 million for the 1995-96 fiscal year, as compared to an operating deficit of $1.43 billion for the prior fiscal year. The 1995-96 fiscal year surplus reflects several major factors, including the cash-basis surplus and the benefit of $529 million in LGAC bond proceeds which were used to fund various local assistance programs. This was offset in part by a $437 million increase in tax refund liability primarily resulting from the effects of ongoing tax reductions and (to a lesser extent) changes in accrual measurement policies, and increases in various other expenditure accruals.

Revenues increased $530 million (nearly 1.7 percent) over the prior fiscal year with an increase in personal income taxes and miscellaneous revenues offset by decreases in business and other taxes. Personal income taxes grew $715 million, an increase of 4.3 percent. The increase in personal income taxes was caused by moderate employment and wage growth and the strong financial markets during 1995. Business taxes declined $295 million or 5.8 percent, resulting primarily from changes in the tax law that modified the distribution of taxes between the General Fund and other fund types, and reduced business tax liability. Miscellaneous revenues increased primarily because of an increase in receipts from medical provider assessments.

Expenditures decreased $716 million (2.2 percent) from the prior fiscal year with the largest decrease occurring in State aid for social services program and State operations spending. Social services expenditures decreased $739 million (7.5 percent) due mainly to implementation of cost containment strategies by the State and local governments, and reduced caseloads. General purpose and health and environment expenditures grew $139 million (20.2 percent) and $121 million (33.3 percent), respectively. Health and environment spending increased as a result of increases enacted with the 1995-96 Budget. In State operations, personal service costs and fringe benefits declined $241 million (3.8 percent) and $55 million (3.6 percent), respectively, due to staffing reductions. The decline in non-personal service costs of $170 million (8.6 percent) was caused by a decline in the litigation accrual. Pension contributions increased $103 million (66.4 percent) as a result of the return to the aggregate cost method used to determine employer contributions.

Net other financing sources nearly tripled, increasing $561 million, due primarily to an increase in bonds issued by LGAC, a transfer from the Mass Transportation Operating Assistance Fund and transfers from public benefit corporations.

An operating deficit of $409 million was reported for Special Revenue Funds for the 1995-96 fiscal year which decreased the accumulated fund balance to $468 million. Revenues increased $1.45 billion over the prior fiscal year (5.8 percent) as a result of increases in federal grants and lottery revenues. Expenditures increased $1.21 billion (5.4 percent) as a result of increased costs for social services programs and an increase in the distribution of lottery proceeds to school districts. Other financing uses increased $693 million (25.1 percent) primarily because of an increase in federal reimbursements transferred to other funds.

Debt Service Funds ended the 1995-96 fiscal year with an operating surplus of over $185 million and, as a result the accumulated fund balance, increased to $1.94 billion. Revenues increased $10 million (0.5 percent) because of increases in both dedicated taxes and mental hygiene patient fees. Debt service expenditures increased $201 million (9.5 percent). Net other financing sources increased threefold to $299 million, due primarily to increases in patient reimbursement revenues.

An operating surplus of $276 million was reported in the Capital Projects Funds for the State's 1995-96 fiscal year and, as a result, the accumulated deficit fund balance in this fund type decreased to $712 million. Revenues increased $260 million (14.9 percent) primarily because a larger share of the petroleum business tax was shifted from the General Fund to the Dedicated Highway and Bridge Trust Fund, and by an increase in federal grant revenues for transportation and local waste water treatment projects. Capital Projects Funds expenditures increased $194 million (5.7 percent) in State fiscal year 1995-96 because of increased expenditures for education and health and environmental projects. Net other financing sources increased by $577 million as a result of an increased in proceeds from financing arrangements.

The State completed its 1994-95 fiscal year with a combined Governmental Funds operating deficit of $1.79 billion, which included operating deficits in the General Fund of $1.43 billion, in the Capital Projects Funds of $366 million, and in the Debt Service Funds of $38 million. There was an operating surplus in the Special Revenue Funds of $39 million.

The State reported a General Fund operating deficit of $1.43 billion for the 1994-95 fiscal year, as compared to an operating surplus of $914 million for the prior fiscal year. The 1994-95 fiscal year deficit was caused by several factors, including the use of $1.03 billion of the 1993-94 cash-based surplus to fund operating expenses in 1994- 95, and the adoption of changes in accounting methodologies by the State Comptroller. These factors were offset by net proceeds of $315 million in bonds issued by LGAC.

Total revenues for 1994-95 were $31.46 billion. Revenues decreased by $173 million over the prior fiscal year, a decrease of less than one percent.
Personal income taxes grew by $103 million, an increase of 0.6 percent. Similarly, consumption and use taxes increased by $376 million or 6.0 percent. The increase in personal income and sales taxes was due to modest growth in the State's economy. Business taxes declined by $751 million or 12.8 percent from the previous year. The decline in business taxes was caused primarily by a decline in taxable earnings in the insurance, bank and petroleum industries and the beginning of the phase-out of the corporate tax surcharges. Other revenues and miscellaneous receipts showed modest increases.

Total 1994-95 expenditures were $33.08 billion, an increase of $2.08 billion, or
6.7 percent over the prior fiscal year. In Grants to Local Governments, social service and education expenditures grew by $927 million (10.3 percent) and $727 million (7.6 percent), collectively. Social services spending increased in Medicaid and Income Maintenance, while education spending grew as a result of increases enacted with the 1994-95 budget.

General purpose local assistance declined by $205 million (22.9 percent) as a result of prior year spending reductions. Other local assistance spending showed modest increases. In State Operations, personal service costs grew by $322 million (5.4 percent) while non-personal service declined by $70 million (3.4 percent). Pension contributions more than doubled, increasing by $95 million, while other fringe benefit costs increased by $151 million (10.9 percent). State Operations growth was primarily from labor contracts that resulted in salary increases and retroactive payments.

Net other financing sources and uses declined from $282 million (as restated) to $198 million, and $84 million (29.8 percent) decline from the previous year, primarily because of a reduction in bonds issued by LGAC.

Special Revenue, Debt Services and Capital Projects Fund Types

An operating surplus of $39 million was reported for Special Revenue Funds for the 1994-95 fiscal year which increased the accumulated fund balance to $877 million. Revenues increased $1.62 billion over the prior fiscal year (6.9 percent) as a result of increase in federal grants and lottery revenues. Expenditures increased $1.89 billion (9.3 percent) as a result of increased costs for social services programs and an increase in the distribution of lottery proceeds to school districts. Other financing used declined $166 million (5.7 percent) primarily because of a decline in federal reimbursements and transferred to other funds.

Debt Service Funds ended the 1994-95 fiscal year with an operation deficit of over $38 million and, as a result, the accumulated fund balance declined to
41.75 billion. Revenues increased $145 million (7.1 percent) because of increases in both dedicated taxes and mental hygiene patient fees. Debt service expenditures increased $106 million (5.3 percent). Net other financing uses increased $101 million, due primarily to a decrease in net operating transfers of $158 million offset in part by a $57 million increase in proceeds from other financing arrangements.

An operating deficit of $366 million was reported in the Capital Projects Funds for the State's 1994-95 fiscal year and, as a result, the accumulated deficit fund balance in this fund type increased to $988 million. Revenues increased $256 million (17.3 percent) primarily because a larger share of the petroleum business tax was shifted from the General Fund to the Dedicated Highway and Bridge Trust fund, and by an increase in federal grant revenues for transportation and local waste water treatment projects. Capital Projects Funds expenditures increased $585 million (20.7 percent) in State fiscal year 1994-95 because of increased expenditures for transportation and correctional projects. Net other financing sources (uses) declined by less than $2 million.

1994-95 FISCAL YEAR

The State reported a General Fund operating surplus of $914 million for the 1993-94 fiscal year, as compared to an operating surplus of $2.07 billion for the prior fiscal year. The 1993-94 fiscal year surplus reflects several major factors, including the cash basis surplus recorded in 1993-94, the use of $671 million of the 1992-93 surplus to fund operating expenses in 1993-94, net proceeds of $575 million in bonds issued by LGAC and the accumulation of a $265 million balance in the CRF. Revenues increased $543 million (1.7 percent) over prior fiscal year revenues with the largest increase occurring in personal income taxes. Expenditures increased $1.66 billion (5.6 percent) over the prior fiscal year, with the largest increase occurring in State aid for social services programs. Other financing sources declined more than 11 percent, with a net increase in operating transfers from other funds more than offset by a decline in proceeds from financing arrangements caused by lower LGAC bond sales.

GENERAL FUND

Personal income and business taxes increased by $847 million and $267 million, respectively, offset by reductions in consumption and use taxes and miscellaneous revenues of $141 million and $318 million, respectively. Personal income and business taxes increased primarily because the economy performed at a higher level. General Fund revenues from consumption and use taxes and fees declined primarily because revenues generated by both motor fuel and highway and use taxes were earmarked instead for the Dedicated Highway and Bridge Trust Fund which is reported in the Capital Projects Funds. Miscellaneous revenues declined because certain receipts recorded in the prior year were nonrecurring.

Expenditures for social services programs increased $1.05 billion primarily due to increases in Medicaid and Income Maintenance. A $365 million increase in departmental operations was caused primarily by the settlement of outstanding labor contracts and unfavorable judicial decisions in previously pending litigation.

Operating transfers from other funds increased, primarily reflecting the receipt of $200 million from a prior-year claim settlement associated with the federal government. In addition, transfers of excess sales tax receipts from the Local Government Assistance Tax Fund increased by nearly $166 million as a result of higher sales tax receipts in the Debt Service Funds. The increase in operating transfers to other funds was caused by an increase in operating subsidies provided to both the SUNY and the CUNY. Proceeds from financing arrangements declined over $340 million, as a result of a decrease in the issuance of LGAC bonds.

Special Revenue Funds ended with an operating surplus of $149 million for the 1993-94 fiscal year and, as a result, the accumulated fund balance increased to $837 million. Revenues increased $2.06 billion over the prior fiscal year primarily as a result of an increase in federal grants to finance increased spending for social services programs, and in petroleum gross receipt taxes. Expenditures increased by $1.57 billion primarily related to social services programs. Other financing use increased by approximately $500 million, representing increases in federal reimbursement for Medicaid patient services provided by various State health and mental hygiene facilities.

Debt Service Funds ended with an operating surplus of $23 million for the 1993-94 fiscal year, and as a result, the accumulated fund balance increased to $1.79 billion. Revenues increased $34 million, primarily as a result of an increase in dedicated taxes partially offset by a decrease in mental hygiene patient fees. Debt service expenditures increased $31 million. Net other financing sources decreased $361 million due to a net decline of $430 million in proceeds from financing arrangements offset in part by a $70 million increase in net operating transfers.

An operating deficit of $35 million was reported in the Capital Projects Funds for the State's 1993-94 fiscal year, and, as a result, the accumulated deficit fund balance increased to $622 million. Revenues increased by $458 million which was primarily attributable to the shifting of certain tax revenues from the General Fund to the Dedicated Highway and Bridge Trust Fund. Capital Projects Funds expenditures increased by $61 million. Expenditures for highway and bridge construction increased by approximately $223 million, but this increase was offset in large part by a decrease of $160 million relating to reductions in spending for water pollution control, hazardous waste programs and various miscellaneous State aid programs. Net other financing sources (uses) decreased $489 million primarily as a result of a reduction in general obligation bond proceeds and a decrease in transfers from the General Fund.

ECONOMICS AND DEMOGRAPHICS. This section presents economic information about the State which may be relevant in evaluating the future prospects of the State. However, the demographic information and statistical data, which have been obtained from the sources indicated, do not present all factors which may have a bearing on the State's fiscal and economic affairs. Further, such information requires economic and demographic analysis in order to assess the import of the data presented. The data analysis may be interpreted differently, according to the economist or other expert consulted.

The State Financial Plan is based upon a June 1996 projection by DOB of national and State economic activity. The information in this section and in tables 15 and 16 below summarize the economic outlook upon which projections of receipts and certain disbursements were made for the 1996-97 fiscal year.

The national economy has resumed a more robust rate of growth after a "soft landing" in 1995, with over 11 million jobs added nationally since early 1992. The State economy has continued to expand, but growth remains somewhat slower than in the nation. Although the State has added approximately 240,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense, and banking industries. Government downsizing has also moderated these job gains.

DOB forecasts that national economic growth will be quite strong in the fist half of calendar 1996, but will moderate considerably as the year progresses. The overall growth rate of the national economy during calendar year 1996 is expected to be just slightly below the "consensus" of a widely followed survey of national economic forecasters. Growth in real Gross Domestic Product during 1996 is projected to be moderate at 2.1 percent, with anticipated declines in federal spending and net exports more than offset by increases in consumption and investment. Inflation, as measured by the Consumer Price Index, is projected to be contained at about 3 percent due to moderate wage growth and foreign competition. Personal income and wages are projected to increase by about 5 percent.

The forecast of the State's economy shows modest expansion during the first half of calendar 1996, but some slowdown is projected during the second half of the year. Although industries that export goods and services are expected to continue to do well, growth is expected to be slowed by government cutbacks at all levels and by tight fiscal constraints on health and social services. On an average annual basis, employment growth in the State is expected to be up slightly from the 1995 rate. Personal income is expected to record moderate gains in 1996. Bonus payments in the securities industry are expected to increase further from last year's record level.

The forecast for continued slow growth, and any resultant impact on the State's 1996-97 Financial Plan, contains some uncertainties. Stronger-than-expected gains in employment could lead to a significant improvement in consumption spending. Investments could also remain robust. Conversely, the prospect of a continuing deadlock on federal budget deficit reduction or fears of excessively rapid economic growth could create upward pressures on interest rates. In addition, the State economic forecast could over- or underestimate the level of future bonus payments or inflation growth, resulting in forecasted average wage growth that could differ significantly from actual growth. Similarly, the State forecast could fail to correctly account for expected declines in government and banking employment and the direction of employment change that is likely to accompany telecommunications deregulation.

THE NEW YORK ECONOMY. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

Services: The services sector which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The services sector accounts for more than three of every ten nonagricultural jobs in New York. New York's economy is somewhat more reliant than the rest of the nation on this sector; this sector has added more jobs (825,000) than has the State's economy as a whole (665,000) since 1980.

Manufacturing: Manufacturing employment continues to decline in importance in New York, as in most other states, and New York's economy is less reliant on this sector than is the nation. Manufacturing's share of total employment declined from 20.1 to 12.0 percent between 1980 and 1995. The principal manufacturing industries in recent years produced printing and publishing materials, instruments and related products, machinery, apparel and finished fabric products, electronic and other electric equipment, food and related products, chemicals and allied products, and fabricated metal products.

Trade: Wholesale and retail trade is the second largest sector in terms of nonagricultural jobs in New York but is considerably smaller when measured by income share. Trade consists of wholesale businesses and retail businesses, such as department stores and eating and drinking establishments.

Finance, Insurance and Real Estate: New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes one-seventh of all nonfarm labor and proprietors' income.

Agriculture: Farming is an important part of the economy of large regions of the State, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, apples and other fruits, and fresh vegetables. New York ranks among the nation's leaders in the production of these commodities.

Government: Federal, State and local government account for almost 18 percent of nonagricultural State employment and 16 percent of nonfarm labor income.

The importance of the different sectors of the State's economy relative to the national economy is shown in the following table, which compares nonagricultural employment and income by industrial categories for the State and the nation as a whole. Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated more in the service-producing sector.

ECONOMIC AND DEMOGRAPHIC TRENDS. During the 1982-83 recession, overall economic activity in the State declined less than that of the nation as a whole. However, in the calendar years 1987 through 1995, the State's rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-91 recession and post-recession period, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and has been slower to recover. The total employment growth rate in the State has been below the national average since 1987. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher. According to data published by the US Bureau of Economic Analysis, during the past ten years, total personal income in the State rose slightly faster than the national average only from 1986 through 1988.

The State's population has grown since 1930, except for a period of decline during the 1970s and a virtual standstill the past two years.

State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because the City is a regional employment center for a multi-state region, state personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

                       DEBT AND OTHER FINANCING ACTIVITIES

LEGAL CATEGORIES OF STATE DEBT AND OTHER FINANCINGS

State financing activities include general obligation debt of the State and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financings, moral obligation financings and other financings, through public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities for their debt service is subject to annual appropriation by the Legislature. These categories are described in the Glossary of Financial Terms in Exhibit A to this Annual Information Statement and in more detail below.

General Obligations and State-Guaranteed Financing

There are a number of methods by which the State itself may incur debt. The State may issue general obligation bonds. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. With the exception of general obligation housing bonds (which must be paid in equal annual installments or installments that result in substantially level or declining debt service payments, within 50 years after issuance, commencing no more than three years after issuance), general obligation bonds must be paid in equal annual installments or installments that result in substantially level or declining debt service payments, within 40 years after issuance, beginning not more than one year after issuance of such bonds.

The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes ("TRANs"), and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes ("BANs"). TRANs must mature within one year from their dates of issuance and may not be refunded or refinanced beyond such period. BANs may only be issued for the purposes and within the amounts for which bonds may be issued pursuant to voter authorizations. Such BANs must be paid from the proceeds of the sale of bonds in anticipation of which they were issued or from other sources within two years of the date of issuance or, in the case of BANs for housing purposes, within five years of the date of issuance.

Pursuant to specific constitutional authorization, the State may also directly guarantee certain public authority obligations. The State Constitution provides for the State guarantee of the repayment of certain borrowings for designated projects of the New York State Thruway Authority, the Job Development Authority and the Port Authority of New York and New Jersey. The State has never been called upon to make any direct payments pursuant to such guarantees. The constitutional provisions allowing a State guarantee of certain Port Authority of New York and New Jersey debt stipulates that no such guaranteed debt may be outstanding after December 31, 1996. State-guaranteed bonds issued by the Thruway Authority were fully retired on July 1, 1995.

Payments of debt service on State general obligation and State-guaranteed bonds and notes are legally enforceable obligations of the State.

Lease-Purchases and Contractual-Obligation Financing

The State employs additional long-term financing mechanisms, lease-purchase and contractual obligation financings, which involve obligations of public authorities or municipalities that are State-supported but not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with LGAC to restructure the way the State makes certain local aid payments (see "Local Government Assistance Corporation" below in this section).

The State also participates in the issuance of certificates of participation ("COPs") in a pool of leases entered into by the State's Office of General Services on behalf of several State departments and agencies interested in acquiring operational equipment, or in certain cases, real property. Legislation enacted in 1986 established restrictions upon and centralized State control, through the Comptroller and the Director of the Budget, over the issuance of COPs representing the State's contractual obligation, subject to annual appropriation by the Legislature and availability of money, to make installment or lease-purchase payments for the State's acquisition of such equipment or real property.

The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Moral Obligation and Other Financing

Moral obligation financing generally involves the issuance of debt by a public authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and includes statutory provisions requiring the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer's debt service reserve fund. There has never been a default on any moral obligation debt of any public authority. The State does not intend to increase statutory authorizations for moral obligation bond programs. From 1976 through 1987, the State was called upon to appropriate and make payments totaling $162.8 million to make up deficiencies in the debt service reserve funds of the Housing Finance Agency pursuant to moral obligation provisions. In the same period, the State also expended additional funds to assist the Project Finance Agency, the Urban Development Corporation ("UDC") and other public authorities which had moral obligation debt outstanding. The State has not been called upon to make any payments pursuant to any moral obligations since the 1986-87 fiscal year and no such requirements are anticipated during the 1996-97 fiscal year.

In addition to the moral obligation financing arrangements described above, State law provides for the creation of State municipal assistance corporations, which are public authorities established to aid financially troubled localities. The Municipal Assistance Corporation for the City of New York ("NYC MAC") was created in 1975 to provide financing assistance to New York City. To enable NYC MAC to pay debt service on its obligations, NYC MAC receives, subject to annual appropriation by the Legislature, receipts from the 4 percent New York State sales tax for the benefit of New York City, the State-imposed stock transfer tax and, subject to certain prior liens, certain local assistance payments otherwise payable to New York City. The legislation creating NYC MAC also includes a moral obligation provision. Under its enabling legislation, NYC MAC's authority to issue moral obligation bonds and notes (other than refunding bonds and notes) expired on December 31, 1984. In 1995, the State created the Municipal Assistance Corporation for the City of Troy ("Troy MAC"). The bonds expected to be issued by Troy MAC would not be subject to the State's moral obligation.

The State also provides for contingent contractual-obligation financing for the Secured Hospital Program pursuant to legislation enacted in 1985. Under this financing method, the State contracts to pay debt service, subject to annual appropriations, on bonds formerly issued by the New York State Medical Care Facilities Finance Agency ("MCFFA") and now issued by the Dormitory Authority of the State of New York ("DASNY") in the event there are shortfalls of revenues from other sources. The State has never been required to make any payments pursuant to this financing arrangement, nor does it anticipate being required to do so during the 1996-97 fiscal year.

LOCAL GOVERNMENT ASSISTANCE CORPORATION

In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments that had been traditionally funded through the State's annual seasonal borrowing. The legislation authorized LGAC to issue its bonds and notes in an amount to yield net proceeds not in excess of $4.7 billion (exclusive of certain refunding bonds). Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. This provision capping the seasonal borrowing was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.

As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, completing the program. The impact of LGAC's borrowing is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings. The 1996-97 State Financial Plan includes no seasonal borrowing; this reflects the success of the LGAC program in permitting the State to accelerate local aid payments from the first quarter of the current fiscal year to the fourth quarter of the previous fiscal year.

1996-97 BORROWING PLAN

The State anticipates that its capital programs will be financed, in part, through borrowings by the State and public authorities in the 1996-97 fiscal year. The State expects to issue $411 million in general obligation bonds (including $153.6 million for purposes of redeeming outstanding BANs) and $154 million in general obligation commercial paper. The Legislature has also authorized the issuance of up to $101 million in COPs during the State's 1996-97 fiscal year for equipment purchases. The projection of the State regarding its borrowings for the 1996-97 fiscal year may change if circumstances require.

Borrowings by other public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total $2.15 billion, including costs of issuances, reserve funds, and other costs, net of anticipated refundings and other adjustments for 1996-97 capital projects. Included therein are borrowings by (i) DASNY for SUNY, The City University of New York ("CUNY"), health facilities, and mental health facilities; (ii) Thruway Authority for the Dedicated Highway and Bridge Trust Fund and Consolidated Highway Improvement Program; (iii) UDC (doing business as the Empire State Development Corporation) for prison and youth facilities; (iv) the Housing Finance Agency ("HFA") for housing programs; and (v) borrowings by the Environmental Facilities Corporation ("EFC") and other authorities. In addition, the Legislature has authorized DASNY to refinance a $787 million pension obligation of the State.

In the 1996 legislative session, the Legislature approved the Governor's proposal to present to the voters in November 1996 a $1.75 billion State general obligation bond referendum to finance various environmental improvement and remediation projects. If the Clean Water, Clean Air Bond Act is approved by the voters, the amount of general obligation bonds issued during the 1996-97 fiscal year may increase above the $411 million currently included in the 1996-97 Borrowing Plan to finance a portion of this new program.

OUTSTANDING DEBT OF THE STATE AND CERTAIN AUTHORITIES

For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated-tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral-obligation financing, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.

STATE-SUPPORTED DEBT OUTSTANDING

General Obligation Bond Programs

The first type of State-supported debt, general obligation debt, is currently authorized for three programmatic categories: transportation, environmental and housing. The State has issued bonds only if the first two categories in recent years, with the size of the issues generally decreasing as existing authorizations are diminished. The amount of general obligation bonds and BANs issued in the 1993-94 through 1995-96 fiscal years (excluding bonds issued to redeem BANs) were $388 million, $250 million and $333 million, respectively. Transportation-related bonds are issued for State highway and bridge improvements, aviation, highway and mass transportation projects and purposes, and rapid transit, rail, canal, port and waterway programs and projects. Environmental bonds are issued to fund environmentally-sensitive land acquisitions, air and water quality improvements, municipal non-hazardous waste landfill closures and hazardous waste site cleanup projects. As of March 31, 1996, the total amount of outstanding general obligation debt was $5.05 billion, including $293.6 million in BANs.

The foregoing information as to certain New York risk factors is given to investors in view of the Fund's policy of concentrating its investments in New York Issuers. Such information constitutes only a brief summary and does not purport to be a complete description. See Appendix A to this Statement of Additional Information for a description of municipal securities ratings.

DETERMINING NET ASSET VALUE FOR THE MONEY MARKET FUNDS

The Financial Reserves Fund, the Institutional Money Market Fund, the Ohio Municipal Money Market Fund, the Prime Obligations Fund, the Tax-Free Money Market Fund, and the U.S. Government Obligations Fund (the "Money Market Funds") use the amortized cost method to determine their net asset value.

USE OF THE AMORTIZED COST METHOD. The Money Market Funds' use of the amortized cost method of valuing their instruments depends on their compliance with certain conditions contained in Rule 2a-7 of the 1940 Act. Under Rule 2a-7, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share ("NAV"), as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Money Market Funds' investment objectives.

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Money Market Fund would receive if it sold the instrument. The value of securities in a Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

Pursuant to Rule 2a-7, the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that a Money Market Fund will not purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. Should the disposition of a Money Market Fund's security result in a dollar weighted average portfolio maturity of more than 90 days, the Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

The Victory Portfolios' Trustees also have established procedures reasonably designed, taking into account current market conditions and the Victory Portfolios' investment objectives, to stabilize the net asset value per share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Money Market Funds calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Money Market Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of a Money Market Fund's outstanding shares without monetary consideration, or using a net asset value per share determined by using available market quotations.

MONITORING PROCEDURES

The Trustee's procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening a Money Market Fund's average maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS

Rule 2a-7 requires that the Money Market Funds limit their investments to instruments that, in the opinion of the Trustees, present minimal credit risks and are "Eligible Securities" as defined by Rule 2a-7. See

"Investments in which the Funds Can Invest." An Eligible Security generally must be rated. Such rating may be of the particular security or of a class of debt obligations or a debt obligation in that class that is comparable in priority and security issued by that issuer. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Money Market Funds will limit the percentage allocation of their investments so as to comply with Rule 2a-7, which generally (except in the case of the Ohio Municipal Money Market Fund) limits to 5% of total assets in the First-Tier Securities (as that term is defined by Rule 2a-7 (generally, a First-Tier Security is a security that has received a rating in the highest short-term rating category)) of a single issuer for a period of up to three days after the purchase of such a security. this exception is available to all Money Market Funds other than the Ohio Municipal Money Market Fund. Additionally, under Rule 2a-7 the Ohio Municipal Money Market Fund, as a single state money market fund, must limit the amount which it invests in the securities of any one issuer to 5% of its total assets only with respect to 75% of its total assets; provided, however, that no more than 5% of its total assets may be invested in the securities of any one issuer unless those securities are First-Tier Securities.

The Money Market Funds will purchase only First-Tier Securities. However, a Money Market Fund will not necessarily dispose of a security if it ceases to be a First-Tier Security, although if a First-Tier Security is downgraded to a Second-Tier Security (as that term is defined by Rule 2a-7) the adviser will reassess promptly whether such security continues to present minimal credit risks and will cause the Money Market Fund to take such action as it determines is in the best interests of the Money Market Fund and its shareholders.

Rule 2a-7 imposes special diversification requirements on puts. Generally, with respect to 75% of its total assets, immediately after the acquisition of a put, a money market fund may have no more than 10% of its total assets invested in securities issued by, or subject to puts from, the same institution. With respect to the remaining 75% of its total assets, a money market fund may invest more than 10% of its assets in puts issued by a non-controlled person so long as the puts are First-Tier Securities. Where a put is a Second-Tier Security, no more than 5% of the money market fund's total assets may be invested in securities issued by, or subject to puts from, the same institution.

The Money Market Funds may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

In periods of declining interest rates, the indicated daily yield on shares of the Money Market Funds computed by dividing the annualized daily income on a Money Market Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on shares of the Money Market Funds computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

VALUATION OF PORTFOLIOS SECURITIES FOR THE MONEY MARKET FUNDS

The net asset value of the Money Market Funds is determined and the shares of each Money Market Fund are priced as of the Valuation Time(s) on each Business Day. A "Business Day" is a day on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland is open for trading and any other day (other than a day on which no shares of a Money Market Fund are tendered for redemption and no order to purchase any shares is received) during which there is sufficient trading in portfolio instruments that a Money Market Fund's net assets value per share might be materially affected. The New York Stock Exchange will not open in observance of the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

VALUATION OF PORTFOLIO SECURITIES FOR THE TAXABLE BOND FUNDS AND THE TAX-FREE BOND FUNDS

Investment securities held by the Fund For Income, the Government Mortgage Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, and the Limited Term Income Fund (the "Taxable Bond Funds") and the National Municipal Bond
Fund, the New York Tax-Free Fund, and the Ohio Municipal Bond Fund (the "Tax-Free Bond Funds") are valued on the basis of security valuations provided by an independent pricing service, approved by the Trustees, which determines value by using information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities, and various relationships between securities. Specific investment securities which are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost which approximates market value. Investment securities not having readily available market quotations will be priced at fair value using a methodology approved in good faith by the Trustees.

VALUATION OF PORTFOLIO SECURITIES FOR THE EQUITY FUNDS.

Each equity security held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Exchange listed convertible debt securities are valued at the mean between the last bid and asked prices obtained from broker-dealers or a comparable alternative, such as Bloomberg or Telerate. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Non-convertible debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Victory Portfolios' officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

PERFORMANCE OF THE MONEY MARKET FUNDS

Performance for a class of shares of a Money Market Fund depends upon such variables as:
     o    portfolio quality;
     o    average portfolio maturity;
     o    type of instruments in which the portfolio is invested;
     o    changes in interest rates on money market instruments;
     o    changes in Fund (class) expenses; and

     o    the relative amount of Fund (class) cash flow.

From time to time the Money Market Funds may advertise the performance of each class compared to similar funds or portfolios using certain indices, reporting services, and financial publications.

YIELD. The Money Market Funds calculate the yield for a class daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

     o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

     o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

     o    multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with the Money Market Funds, the yield for a class will be reduced for those shareholders paying those fees. The seven-day yields of the Money Market Funds for the seven-day period ending October 31, 1996 are listed in the following table.

========================================================================================================================
                                                                          Yield for the Seven-Day Period Ending
Fund                                                                      October 31, 1996
------------------------------------------------------------------------------------------------------------------------
Financial Reserves Fund                                                                      4.79%
------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund:  Investor Shares                                            5.21%
------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund:  Select Shares                                              4.97%
------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Money Market                                                                  2.97%
------------------------------------------------------------------------------------------------------------------------
Prime Obligations Fund                                                                       4.54%
------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market                                                                        2.99%
------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations:  Investor Shares                             Had not commenced operations as of
                                                                          10/31/96
------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations:  Select Shares                                                  4.79%
========================================================================================================================

EFFECTIVE YIELD. The Money Market Funds' effective yields are computed by compounding the unannualized base period return by:

     o    adding 1 to the base period return;
     o    raising the sum to the 365/7th power; and
     o    subtracting 1 from the result.

The effective yields of Money Market Funds for the seven-day period ending October 31, 1996 are listed below.

========================================================================================================================
                                                                       Effective Yield for the Seven-Day Period
Fund                                                                   Ending October 31, 1996
------------------------------------------------------------------------------------------------------------------------
Financial Reserves Fund                                                                     4.90%
------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund:  Investor Shares                                           5.35%
------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund:  Select Shares                                             5.10%
------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Money Market                                                                 3.01%
------------------------------------------------------------------------------------------------------------------------
Prime Obligations Fund                                                                      4.64%
------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market                                                                       3.03%
------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations:  Investor Shares                          Had not commenced operations as of
                                                                       10/31/96
------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations:  Select Shares                                                 4.90%
========================================================================================================================

TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and net capital gain distributions (if any), and any change in the net asset value per share of a Fund over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on an annually compounded basis in ten years. While average annual total returns (or "annualized total return") are a convenient means of comparing investment alternatives, investors should realize that performance for a Fund is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of a Fund. When using total return and yield to compare a Fund with other mutual funds, investors should take into consideration permitted portfolio composition methods used to value portfolio securities and computing offering price. The total returns of the Money Market Funds for the one year, five year and ten year periods ending October 31, 1996 and the period since inception of each Money Market Fund are as follows:

=================================================================================================================================
                                                                           For the Period Ending October 31, 1996
                                                            ---------------------------------------------------------------------

                                                              One-Year          Five-         Ten-           Period Since
                                                              Period            Year          Year           Inception
Fund                                                                            Period        Period
---------------------------------------------------------------------------------------------------------------------------------
Financial Reserves Fund                                            5.00%        4.10%         5.60%          6.27%
---------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund:  Investor Shares                  5.41%        4.34%         5.92%          6.65%
---------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund:  Select Shares                    5.16%        N/A           N/A            4.53%
---------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Money Market                                        3.11%        2.73%         3.73%          3.81%
---------------------------------------------------------------------------------------------------------------------------------
Prime Obligations Fund                                             4.81%        4.08%         N/A            5.68%
---------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market                                              3.04%        2.69%         N/A            3.70%
---------------------------------------------------------------------------------------------------------------------------------


                                     - 85 -



---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations:  Investor Shares                   Had not
                                                                commenced
                                                                operations
                                                                as of
                                                                10/31/96
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations:  Select Shares                        4.96%        3.98%         N/A            5.44%
=================================================================================================================================

In addition to average annual total returns, the Money Market Funds, on behalf of a class, may quote unaveraged or cumulative total returns reflecting the total income over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. The cumulative total returns of the Money Market Funds for the five year and ten year periods ending October 31, 1996 and the period since inception are as follows:

=====================================================================================================================
                                                        Cumulative Total Returns for the Periods
                                                        Ending October 31, 1996
=====================================================================================================================
                                                        Five-Year           Ten-Year             Period Since
Fund                                                    Period              Period               Inception
---------------------------------------------------------------------------------------------------------------------
Financial Reserves Fund                                 22.25%              72.44%               128.52%
---------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund:  Investor              23.67%              77.74%               143.52%
Shares
---------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund:  Select                N/A                 N/A                  6.45%
Shares
---------------------------------------------------------------------------------------------------------------------
Ohio Municipal Money Market Fund                        14.42%              44.22%               52.76%
---------------------------------------------------------------------------------------------------------------------
Prime Obligations Fund                                  22.13%              N/A                  73.40%
---------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund                              14.19%              N/A                  34.73%
---------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations Fund:                       N/A                 N/A                  N/A
Investor Shares
---------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations Fund:                       21.55%              N/A                  69.51%
Select Shares
=====================================================================================================================

PERFORMANCE OF THE NON-MONEY MARKET FUNDS

From time to time, the "standardized yield," "distribution return," "dividend yield," "average annual total return," "total return," and "total return at net asset value" of an investment in each class of Non-Money Market Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations are set forth below.

Yield and total return information may be useful to investors in reviewing the Non-Money Market Fund's performance. A Non-Money Market Fund's advertisement of its performance must, under applicable SEC rules, include the average annual total returns for each class of shares of a Non-Money Market Fund for the 1, 5, and 10-year period (or the life of the class, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Non-Money Market Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. Investments in a Non-Money Market Fund are not insured; their yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by The Victory Portfolios of future yields or rates of return on its shares. The yield and total returns of the Class A and Class B shares of the Non-Money Market Funds are affected by portfolio quality, portfolio maturity, the type of investments the Non-Money Market Fund holds, and operating expenses.

PERFORMANCE - CLASS B SHARES

Class B shares of the Funds were initially offered on the dates listed below. The performance figures for Class B shares for periods prior to such dates represent the performance for Class A shares of the Funds, which have been restated to reflect the applicable CDSC payable at redemption within 6 years from purchase. Class B Shares are subject to an asset based sales charge of 0.75% of average daily net assets per year and other class-specific expenses. Had these fees and expenses been reflected, performances quoted would have been lower.

===============================================================================
                            Date Class B Shares Were
Fund                                                      Initially Offered
-------------------------------------------------------------------------------
Balanced Fund:  Class B                                                3/1/96
-------------------------------------------------------------------------------
Diversified Stock Fund:  Class B                                       3/1/96
-------------------------------------------------------------------------------
International Growth Fund:  Class B                                    3/1/96
-------------------------------------------------------------------------------
National Municipal Bond Fund:  Class B                                9/26/94
-------------------------------------------------------------------------------
New York Tax-Free Fund:  Class B                                      9/26/94
-------------------------------------------------------------------------------
Ohio Regional Stock Fund:  Class B                                     3/1/96
-------------------------------------------------------------------------------
Special Value Fund:  Class B                                           3/1/96
===============================================================================

STANDARDIZED YIELD. The "yield" (referred to as "standardized yield") of the Non-Money Market Funds for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the SEC that apply to all funds that quote yields:

                  Standardized Yield = 2 [(a-b + 1)^6 - 1]
                                           --
                                           cd

     The symbols above represent the following factors:

     a =   dividends and interest earned during the 30-day period.
     b =   expenses accrued for the period (net of any expense reimbursements).
     c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
     d = the maximum offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.

The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by a Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from a Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield" of that class, described below. Additionally, because each class of shares of a Fund is subject to different expenses, it is likely that the standardized yields of the share classes of the Funds will differ. The yields on the Funds for the 30-day period ended October 31, 1996 were as follows.

===============================================================================================================
                                                                      Yield for the 30-Day Period
Fund                                                                     Ended October 31, 1996
---------------------------------------------------------------------------------------------------------------
Balanced Fund:  Class A                                                        2.475934%
---------------------------------------------------------------------------------------------------------------
Balanced Fund:  Class B                                                        1.242256%
---------------------------------------------------------------------------------------------------------------
Diversified Stock Fund:  Class A                                               1.030993%
---------------------------------------------------------------------------------------------------------------
Diversified Stock Fund:  Class B                                               (.034264)%
---------------------------------------------------------------------------------------------------------------
Fund for Income:  Class A                                                      6.821101%
---------------------------------------------------------------------------------------------------------------
Government Mortgage Fund:  Class A                                             5.702492%
---------------------------------------------------------------------------------------------------------------
Growth Fund:  Class A                                                           .495293%
---------------------------------------------------------------------------------------------------------------
Intermediate Income Fund:  Class A                                             5.123653%
---------------------------------------------------------------------------------------------------------------
International Growth Fund:  Class A                                                0
---------------------------------------------------------------------------------------------------------------
International Growth Fund:  Class B                                                0
---------------------------------------------------------------------------------------------------------------
Investment Quality Bond Fund:  Class A                                         5.415394%
---------------------------------------------------------------------------------------------------------------
Limited Term Income Fund:  Class A                                             5.179452%
---------------------------------------------------------------------------------------------------------------
National Municipal Bond Fund:  Class A                                         4.246924%
---------------------------------------------------------------------------------------------------------------
National Municipal Bond Fund:  Class B                                         3.172017%
---------------------------------------------------------------------------------------------------------------
New York Tax-Free Fund:  Class A                                               3.907110%
---------------------------------------------------------------------------------------------------------------
New York Tax-Free Fund:  Class B                                               3.388541%
---------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund:  Class A                                             4.322468%
---------------------------------------------------------------------------------------------------------------
Ohio Regional Stock Fund:  Class A                                              .772088%
---------------------------------------------------------------------------------------------------------------
Ohio Regional Stock Fund:  Class B                                             (.541703)%
---------------------------------------------------------------------------------------------------------------
Special Growth Fund:  Class A                                                  (.680886)%
---------------------------------------------------------------------------------------------------------------
Special Value Fund:  Class A                                                    .686329%
---------------------------------------------------------------------------------------------------------------
Special Value Fund:  Class B                                                   (.383830)%
---------------------------------------------------------------------------------------------------------------
Stock Index Fund:  Class A                                                     2.160275%
---------------------------------------------------------------------------------------------------------------
Value Fund:  Class A                                                           1.159815%
===============================================================================================================

DIVIDEND YIELD AND DISTRIBUTION RETURNS. From time to time a Non-Money Market Fund may quote a "dividend yield" or a "distribution return" for each class. Dividend yield is based on the Class A or Class B share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from net realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions for that class declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of that class on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:

Dividend Yield       =                      Dividends of the Class                        Number of days (accrual period) x 365
 of the Class                --------------------------------------------------      +
                             Max. Offering Price of the Class (last day of period)

For Class A shares, the maximum offering price includes the maximum front-end sales charge. For Class B shares, the maximum offering price is the net asset value per share, without considering the effect of the CDSC.

From time to time similar yield or distribution return calculations may also be made using the Class A net asset value (instead of its respective maximum offering price) at the end of the period. The dividend yields on Class A shares at maximum offering price and net asset value, and distribution returns on Class A shares at maximum offering price and net asset value as of October 31, 1996 were as follows:

================================================================================================================================
                                                              For the One-Year Period Ended October 31, 1996

================================================================================================================================
                                                                                      Distribution
                                             Dividend             Dividend            Return at           Distribution
                                             Yield                Yield               Maximum             Return
Fund                                         at Maximum           at Net Asset        Offering            at Net Asset
                                             Offering Price       Value               Price               Value
--------------------------------------------------------------------------------------------------------------------------------
Balanced Fund:  Class A                            2.81%                2.95%               3.37%                3.54%
--------------------------------------------------------------------------------------------------------------------------------
Diversified Stock Fund:  Class A                   1.17%                1.23%               7.77%                8.16%
--------------------------------------------------------------------------------------------------------------------------------
Fund for Income:  Class A                          7.64%                7.80%               7.64%                7.80%
--------------------------------------------------------------------------------------------------------------------------------
Government Mortgage Fund                           6.01%                6.32%               6.01%                6.32%
--------------------------------------------------------------------------------------------------------------------------------
Growth Fund:  Class A                              0.53%                0.56%               3.85%                4.04%
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Income Fund:  Class A                 5.54%                5.81%               5.54%                5.81%
--------------------------------------------------------------------------------------------------------------------------------
International Growth Fund:  Class A                0.12%                0.12%               0.12%                0.12%
--------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond Fund                       5.60%                5.88%               5.60%                5.88%
--------------------------------------------------------------------------------------------------------------------------------
Limited Term Income Fund                           6.13%                6.25%               6.13%                6.25%
--------------------------------------------------------------------------------------------------------------------------------
National Municipal Bond Fund:                      4.14%                4.35%               4.43%                4.65%
Class A
--------------------------------------------------------------------------------------------------------------------------------
New York Tax-Free Fund:  Class A                   5.08%                5.33%               5.73%                5.39%
--------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                           4.48%                4.70%               4.48%                4.70%
--------------------------------------------------------------------------------------------------------------------------------
Ohio Regional Stock Fund:  Class A                 0.72%                0.75%               3.93%                4.13%
--------------------------------------------------------------------------------------------------------------------------------
Special Growth Fund                                  --                  --                   --                   --
--------------------------------------------------------------------------------------------------------------------------------
Special Value Fund:  Class A                       0.71%                0.75%               2.97%                3.12%
--------------------------------------------------------------------------------------------------------------------------------
Stock Index Fund                                   1.82%                1.91%               3.27%                3.43%
--------------------------------------------------------------------------------------------------------------------------------
Value Fund                                         1.37%                1.44%               3.63%                3.81%
================================================================================================================================

The dividend yield on Class B shares with and without the CDSC, and distribution returns on Class B shares with and without the CDSC as of October 31, 1996 were as follows.

================================================================================================================================
                                                              For the One-Year Period Ended October 31, 1996

================================================================================================================================

                                                                         Dividend
                                                    Dividend             Yield               Distribution        Distribution
                                                    Yield with           without             Returns with        Returns
Fund                                                CDSC                 CDSC                CDSC                without CDSC
--------------------------------------------------------------------------------------------------------------------------------
Balanced Fund:  Class B                                 2.42                2.42                 3.01                  3.01
--------------------------------------------------------------------------------------------------------------------------------
Diversified Stock Fund:  Class B                        1.06                1.06                 8.01                  8.01
--------------------------------------------------------------------------------------------------------------------------------
International Growth Fund:  Class B                      .02                 .02                  .02                   .02
--------------------------------------------------------------------------------------------------------------------------------
National Municipal Bond Fund:
Class B                                                 3.53                3.53                 3.83                  3.83
--------------------------------------------------------------------------------------------------------------------------------
New York Tax-Free Fund:  Class B                        4.54                4.54                 4.60                  4.60
--------------------------------------------------------------------------------------------------------------------------------
Ohio Regional Stock Fund:  Class B                       .48                 .48                 3.87                  3.87
--------------------------------------------------------------------------------------------------------------------------------
Special Value Fund:  Class B                             .52                 .52                 2.90                  2.90
================================================================================================================================

TOTAL RETURNS. The "average annual total return" of a Fund, or of each class of a Fund, is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:

                  (  ERV  )^1n - 1 = Average Annual Total Return
                    -----
                  (   P   )

The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                  ERV - P = Total Return
                  -------
                     P

In calculating total returns for the Funds, and for Class A shares of the Funds, the current maximum sales charge (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). For Class B shares, the payment of the applicable CDSC (5.0% for the first year, 4.0% for second year, 3.0% for the third and fourth years, 2.0% for the fifth year, 1.0% for the sixth year and none thereafter) is applied to the investment result for the time period shown (unless the total return is shown at net asset value, as described below). Total returns also assume that all dividends and net capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. The average annual total return and cumulative total return on Fund shares, and Class A shares, for the period from the commencement of operations to October 31, 1996 (life of fund) at maximum offering price is shown on the table that follows. The average annual total return for the one and five year periods (when applicable) ended October 31, 1996 also are shown on the table that follows.

====================================================================================================================================
                                                  Average
                                                  Annual                                                        Average Annual
                                                  Total             Cumulative           Average Annual         Total Return at
                                                  Return for        Total Return         Total Return at        Maximum
                                                  the Life of       for the Life         Maximum                Offering Price*
                                                  the Fund at       of the Fund at       Offering Price*        for the Five-
                                                  Maximum           Maximum              for the One-Year       Year Period
                            Maximum               Offering          Offering             Period Ended           Ended October
Fund                        Sales Charge          Price*            Price*               October 31, 1996       31, 1996
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund:                 4.75%               9.86               31.29                 10.74                    N/A
Class A
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund:                 5.00%               10.71              34.22                 11.73                    N/A
Class B
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                    4.75%               13.69              146.78                21.11                   15.36
Stock Fund:
Class A
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                    5.00%               14.42              158.01                22.61                   16.28
Stock Fund:
Class B
-----------------------------------------------------------------------------------------------------------------------------------
Fund for Income                2.00%               8.19               111.31                 4.25                   5.86
-----------------------------------------------------------------------------------------------------------------------------------
Government                     4.75%               7.51               59.69                  0.54                   5.89
Mortgage Fund
-----------------------------------------------------------------------------------------------------------------------------------
Growth Fund                    4.75%               14.63              48.90                 19.65                    N/A
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate                   4.75%               2.83                8.42                 (0.38)                   N/A
Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
International                  4.75%               5.44               40.78                  6.65                   7.45
Growth Fund:
Class A
-----------------------------------------------------------------------------------------------------------------------------------
International                  5.00%               6.12               46.77                  0.89                   8.21
Growth Fund:
Class B
-----------------------------------------------------------------------------------------------------------------------------------
Investment                     4.75%               3.27                9.77                 (0.35)                   N/A
Quality Bond
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Limited Term                   2.00%               6.21               52.81                  2.81                   4.97
Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
National                       4.75%               3.40                9.61                  0.82                    N/A
Municipal Bond
Fund:  Class A
-----------------------------------------------------------------------------------------------------------------------------------
National                       5.00%               3.57               10.11                  0.85                    N/A
Municipal Bond
Fund:  Class B


                                     - 91 -


====================================================================================================================================
                                                  Average
                                                  Annual                                                        Average Annual
                                                  Total             Cumulative           Average Annual         Total Return at
                                                  Return for        Total Return         Total Return at        Maximum
                                                  the Life of       for the Life         Maximum                Offering Price*
                                                  the Fund at       of the Fund at       Offering Price*        for the Five-
                                                  Maximum           Maximum              for the One-Year       Year Period
                            Maximum               Offering          Offering             Period Ended           Ended October
Fund                        Sales Charge          Price*            Price*               October 31, 1996       31, 1996
------------------------------------------------------------------------------------------------------------------------------------
New York Tax-                  4.75%               6.18               41.01                 (0.42)                  5.62
Free Fund:
Class A
-----------------------------------------------------------------------------------------------------------------------------------
New York Tax-                  5.00%               6.65               44.60                 (0.24)                  6.15
Free Fund:
Class B
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal                 4.75%               7.06               55.45                  0.88                   6.50
Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Regional                  4.75%               11.79              119.11                12.23                   13.36
Stock Fund:
Class A
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Regional                  5.00%               12.46              128.42                12.95                   14.20
Stock Fund:
Class B
-----------------------------------------------------------------------------------------------------------------------------------
Special Growth                 4.75%               11.25              34.89                 14.03                    N/A
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Special Value                  4.75%               13.21              43.57                 14.84                    N/A
Fund:  Class A
-----------------------------------------------------------------------------------------------------------------------------------
Special Value                  5.00%               14.08              46.75                 15.80                    N/A
Fund:  Class B
-----------------------------------------------------------------------------------------------------------------------------------
Stock Index                    4.75%               15.74              53.14                 17.55                    N/A
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Value Fund                     4.75%               14.90              49.92                 18.76                    N/A
===================================================================================================================================

*For Class B Shares, the calculations are made with the CDSC.

From time to time the Non-Money Market Funds also may quote an "average annual total return at net asset value" or a cumulative "total return at net asset value." It is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The average annual total return and cumulative total return on Fund shares, and Class A shares of the Funds, at net asset value for the period from the commencement of operations to October 31, 1996 (life of fund) are shown in the table that follows. The average annual total return and cumulative total return on Class B shares without the CDSC for the period from the commencement of operations to October 31, 1996 are also shown below.

=============================================================================================================================
                                        For period from commencement of operations to                  Average Annual Total
                                        October 31, 1996                                               Return at Net Asset
                                                                                                       Value* For Year Ended
                                                                                                       October 31, 1996
FUND
                                      ----------------------------------------------------------------
                                        Average Annual Total           Cumulative Total Return
                                        Return at Net Asset            at Net Asset Value*
                                        Value*
-----------------------------------------------------------------------------------------------------------------------------
Balanced Fund:  Class
A                                                11.72%                          37.86%                         16.27%
-----------------------------------------------------------------------------------------------------------------------------
Balanced Fund:  Class
B                                                11.56%                          37.22%                         15.73%
-----------------------------------------------------------------------------------------------------------------------------
Diversified Stock Fund:
Class A                                          14.48%                         159.12%                         27.16%
-----------------------------------------------------------------------------------------------------------------------------
Diversified Stock Fund:
Class B                                          14.42%                         158.01%                         26.61%
-----------------------------------------------------------------------------------------------------------------------------
Fund for Income                                   8.42%                         115.34%                          6.35%
-----------------------------------------------------------------------------------------------------------------------------
Government Mortgage
Fund                                              8.33%                          67.67%                          5.54%
-----------------------------------------------------------------------------------------------------------------------------
Growth Fund                                      16.57%                          56.35%                         25.66%
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Income
Fund                                              4.58%                          13.84%                          4.56%
-----------------------------------------------------------------------------------------------------------------------------
International Growth
Fund:  Class A                                    6.23%                          47.82%                          5.65%
-----------------------------------------------------------------------------------------------------------------------------
International Growth
Fund:  Class B                                    6.12%                          46.77%                          4.89%
-----------------------------------------------------------------------------------------------------------------------------
Investment Quality
Bond Fund                                         5.03%                          15.26%                          4.65%
-----------------------------------------------------------------------------------------------------------------------------
Limited Term Income
Fund                                              6.51%                          55.87%                          4.94%
-----------------------------------------------------------------------------------------------------------------------------
National Municipal
Bond Fund:  Class A                               5.25%                          15.09%                          5.83%
-----------------------------------------------------------------------------------------------------------------------------
National Municipal
Bond Fund:  Class B                               4.59%                          13.11%                          4.85%
-----------------------------------------------------------------------------------------------------------------------------
New York Tax-Free
Fund:  Class A                                    7.09%                          48.06%                          4.53%
-----------------------------------------------------------------------------------------------------------------------------
New York Tax-Free
Fund:  Class B                                    6.78%                          45.60%                          3.72%
-----------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond
Fund                                              7.88%                          63.22%                          5.87%
-----------------------------------------------------------------------------------------------------------------------------
Ohio Regional Stock
Fund:  Class A                                   12.57%                         130.07%                         17.79%


                                     - 93 -



-----------------------------------------------------------------------------------------------------------------------------
Ohio Regional Stock
Fund:  Class B                                   12.46%                         128.42%                         16.95%
-----------------------------------------------------------------------------------------------------------------------------
Special Growth Fund                              13.19%                          41.63%                         19.73%
-----------------------------------------------------------------------------------------------------------------------------
Special Value Fund:
Class A                                          15.12%                          50.75%                         20.60%
-----------------------------------------------------------------------------------------------------------------------------
Special Value Fund:
Class B                                          14.87%                          49.75%                         19.80%
-----------------------------------------------------------------------------------------------------------------------------
Stock Index Fund                                 17.70%                          60.80%                         23.38%
-----------------------------------------------------------------------------------------------------------------------------
Value Fund                                       16.84%                          57.41%                         24.66%
=============================================================================================================================

*        For Class B shares, calculations are made without the CDSC.

OTHER PERFORMANCE COMPARISONS.

From time to time a Fund may publish the ranking of its performance or the performance of its Class A or Class B shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Non-Money Market Funds, and ranks the performance of the Funds and their classes against all other funds in similar categories, for both equity and fixed income funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

From time to time a Fund may publish the ranking of its performance or performance of its Class A or Class B shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Non-Money Market Funds, in broad investment categories (domestic equity, international equity taxable bond, municipal bond or other) monthly, based upon each fund's three, five, and ten-year average annual total returns (when available) and a risk adjustment factor that reflects fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and the bottom 10% receive one star.

The total return on an investment made in a Fund or in Class A or Class B shares of a Fund may be compared with the performance for the same period of one or more of the following indices: the Consumer Price Index, the Salomon Brothers World Government Bond Index, the Standard & Poor's 500 Index, the Shearson Lehman Government/Corporate Bond Index, the Lehman Aggregate Bond Index, and the J.P. Morgan Government Bond Index. Other indices may be used from time to time. The Consumer Price Index generally is considered to be a measure of inflation. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. The S&P 500 Index is a composite index of 500 common stocks generally regarded as an index of U.S. stock market performance. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices.

From time to time, the yields and the total returns of the Funds or Class A or Class B shares of a Non-Money Market Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. A Fund also may include calculations in such communications that describe hypothetical investment results. (Such performance examples are based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund's investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. A Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund.) A Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stock, bonds, and Treasury bills, as compared to an investment in shares of a Fund, as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding a Fund and provide them to prospective shareholders. Performance information with respect to the Funds is generally available by calling 1-800-KEY-FUND.

Investors may also judge, and a Fund may at times advertise, the performance of a Fund or of Class A or Class B shares of a Fund by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Lehman Brothers, Merrill Lynch, and Salomon Brothers, and in publications issued by Lipper Analytical Services, Inc. and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, and U.S.A. Today. In addition to yield information, general information about a Fund that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to shareholders.

Advertisements and sales literature may include discussions of specifics of a portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis. Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, and its investment philosophy.

When comparing yield, total return, and investment risk of an investment in shares of a Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of a Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. Government. Money market mutual funds may seek to maintain a fixed price per share.

ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION

The New York Stock Exchange ("NYSE") holiday closing schedule indicated in the SAI under "Valuation of Portfolio Securities for the Money Market Funds" is subject to change.

When the NYSE or the Federal Reserve Board of Cleveland is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to warrant such action, the Funds will determine their net asset value at Valuation Time. A Fund's net asset value may be affected to the extent that its securities are traded on days that are not Business Days.

The Victory Portfolios has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares of the Balanced Fund, Diversified Stock Fund, Fund for Income, Government Mortgage Fund, Growth Fund, Intermediate Income Fund, International Growth Fund, Investment Quality Bond Fund, Limited Term Income Fund, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, Ohio Regional Stock Fund, Special Growth Fund, Special Value Fund, Stock Index Fund, and Value Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The remaining portion of the redemption may be made in securities or other property, valued for this purpose as they are valued in computing the net asset value of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and may incur additional costs as well as the associated inconveniences of holding and/or disposing of such securities or other property.

Pursuant to Rule 11a-3 under the 1940 Act, the Funds are required to give shareholders at least 60 days' notice prior to terminating or modifying a Fund's exchange privilege. The 60-day notification requirement may, however, be waived if (1) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of exchange or (2) a Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

The Funds reserve the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in the Adviser's judgment, a Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

PURCHASING SHARES.

ALTERNATIVE SALES ARRANGEMENTS - CLASS A AND CLASS B SHARES. The alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of a Fund instead.

The two classes of shares each represent an interest in the same portfolio investments of a Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B shares are subject.

CLASS B CONVERSION FEATURE. Ninety-six months after an investor's purchase order for Class B shares is accepted, such "Matured Class B Shares" automatically will convert to Class A shares, on the basis of the relative net asset value of the two classes, without the imposition of any sales load or other charge. Each time any Matured Class B shares convert to Class A shares, any Class B shares acquired by the reinvestment of dividends or distributions on such Matured Class B shares that are still held will also convert to Class A shares, on the same basis. The conversion feature is intended to relieve holders of Matured Class B shares of the asset-based sales charge under the Class B Distribution Plan after such shares have been outstanding long enough that the Distributor may have been compensated for distribution expenses related to such shares.

The conversion of Matured Class B shares to Class A shares is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Matured Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversion of Matured Class B shares would occur while such suspension remained in effect. Although Matured Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A and Class B shares recognizes two types of expenses. General expenses that do not pertain specifically to either class are allocated to the shares of each class, based upon the percentage that the net assets of such class bears to a Fund's total net assets, and then pro rata to each outstanding share within a given class. Such general expenses include (1) management fees, (2) legal, bookkeeping and audit fees, (3) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (4) fees to the Trustees who are not affiliated with the Adviser, (5) custodian expenses, (6) share issuance costs, (7) organization and start-up costs, (8) interest, taxes and brokerage commissions, and (9) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (1) Rule 12b-1 distribution fees and shareholder servicing fees, (2) incremental transfer and shareholder servicing agent fees and expenses, (3) registration fees, and (4) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to a Fund as a whole.

REDUCED SALES CHARGE. Reduced sales charges are available for purchases of $50,000 or more of Class A shares of a Fund alone or in combination with purchases of other Class A shares of the Victory Portfolios. To obtain the reduction of the sales charge, you or your Investment Professional must notify the Transfer Agent at the time of purchase whenever a quantity discount is applicable to your purchase.

In addition to investing at one time in any combination of Class A shares of the Victory Portfolios in an amount entitling you to a reduced sales charge, you may qualify for a reduction in the sales charge under the following programs:

COMBINED PURCHASES. When you invest in Class A shares of the Victory Portfolios for several accounts at the same time, you may combine these investments into a single transaction if purchased through one Investment Professional, and if the total is $50,000 or more. The following may qualify for this privilege: an individual, or "company" as defined in Section 2(a)(8) of the 1940 Act; an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or single fiduciary account or for a single or a parent-subsidiary group of "employee benefit plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations under Section 501(c)(3) of the Internal Revenue Code.

RIGHTS OF ACCUMULATION. "Rights of Accumulation" permit reduced sales charges on future purchases of Class A shares after you have reached a new breakpoint. You can add the value of existing Victory Portfolios Class A shares held by you, your spouse, and your children under age 21, determined at the previous day's net asset value at the close of business, to the amount of your new purchase valued at the current offering price to determine your reduced sales charge.

LETTER OF INTENT. If you anticipate purchasing $50,000 or more of shares of a Fund alone or in combination with Class A shares of certain other Victory Portfolios within a 13-month period, you may obtain shares of the portfolios at the same reduced sales charge as though the total quantity were invested in one lump sum, by filing a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase toward a $60,000 Letter would receive the same reduced sales charge as if the $60,000 had been invested at one time. To ensure that the reduced price will be received on future purchases, you or your Investment Professional must inform the Transfer Agent that the Letter is in effect each time shares are purchased. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter.

You are not obligated to complete the additional purchases contemplated by a Letter. If you do not complete your purchase under the Letter within the 13-month period, your sales charge will be adjusted upward, corresponding to the amount actually purchased, and if after written notice, you do not pay the increased sales charge, sufficient escrowed shares will be redeemed to pay such charge.

If you purchase more than the amount specified in the Letter and qualify for a further sales charge reduction, the sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional shares at the then current offering price applicable to the total purchase.

EXCHANGING SHARES.

Shares of any Victory Money Market Fund may be exchanged for shares of any of the Victory Portfolios, including Class A and Class B shares of the Victory Portfolios. Exchanges for Class A shares of the Victory Portfolios may be subject to payment of a sales charge.

Shares of a Fund may be exchanged for the same class of shares of any other fund of the Victory Portfolios. For example, an investor can exchange Class B shares of a Fund only for Class B shares of another Fund. At present, not all Funds of the Victory Portfolios offer multiple classes of shares. If a Fund has only one class of shares that does not have a class designation, that class is "Class A" for exchange purposes. When Class B shares are redeemed to effect an exchange, the priorities described in the Prospectuses for the imposition of the Class B CDSC will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any CDSC that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of both classes must specify whether they intend to exchange Class A or Class B shares. If you do not make a selection, your exchange will be made in Class A shares.

REDEEMING SHARES.

REINSTATEMENT PRIVILEGE. Within 90 days of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (1) Class A shares, or (2) Class B shares that were subject to the Class B CDSC when redeemed, in Class A shares of a Fund or any of the other Victory Portfolios into which shares of the Fund are exchangeable as described below, at the net asset value next computed after receipt by the Transfer Agent of the reinvestment order. No service charge is currently made for reinvestment in shares of the Funds. The shareholder must ask the Distributor for such privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of a Fund or another of the Victory Portfolios within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from redemption. The Funds may amend, suspend, or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension, or cessation. The reinstatement must be into an account bearing the same registration.

                           DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Funds to qualify for favorable federal tax treatment. The Funds ordinarily declare and pay dividends, separately for Class A and Class B shares, from their net investment income as follows.

                                                         Income                                  Capital
                 Fund                                   Dividends                                 Gains
--------------------------------------------------------------------------------------------------------------------------
Balanced Fund                            Declared and paid Monthly                      Declared and paid Annually

Diversified Stock Fund                   Declared and paid Quarterly                    Declared and paid Annually

Fund for Income                          Declared and paid Monthly                      Declared and paid Annually

Government Mortgage Fund                 Declared and paid Monthly                      Declared and paid Annually

Growth Fund                              Declared and paid Quarterly                    Declared and paid Annually

Intermediate Income Fund                 Declared and paid Monthly                      Declared and paid Annually

International Growth Fund                Declared and paid Quarterly                    Declared and paid Annually

Investment Quality Bond Fund             Declared and paid Monthly                      Declared and paid Annually

Lakefront Fund                           Declared and paid Quarterly                    Declared and paid Annually

Limited Term Income Fund                 Declared and paid Monthly                      Declared and paid Annually

Money Market Funds                       Declared Daily and paid Monthly                Declared and paid Annually

National Municipal Bond Fund             Declared and paid Monthly                      Declared and paid Annually

New York Tax-Free Fund                   Declared and paid Monthly                      Declared and paid Annually

Ohio Municipal Bond Fund                 Declared and paid Monthly                      Declared and paid Annually

Ohio Regional Stock Fund                 Declared and paid Quarterly                    Declared and paid Annually

Real Estate Investment Fund              Declared and paid Quarterly                    Declared and paid Annually

Special Growth Fund                      Declared and paid Quarterly                    Declared and paid Annually

Special Value Fund                       Declared and paid Quarterly                    Declared and paid Annually

Stock Index Fund                         Declared and paid Quarterly                    Declared and paid Annually

Value Fund                               Declared and paid Quarterly                    Declared and paid Annually
--------------------------------------------------------------------------------------------------------------------------

The amount of a class's distributions may vary from time to time depending on market conditions, the composition of a Fund's portfolio, and expenses borne by a Fund or borne separately by a class, as described in "Alternative Sales Arrangements - Class A and Class B," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B shares are expected to be lower as a result of the asset-based sales charge on Class B shares, and Class B dividends will also differ in amount as a consequence of any difference in net asset value between Class A and Class B shares.

For this purpose, the net income of a Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund's assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to the Adviser, are accrued each day. The expenses and liabilities of a Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Victory Portfolios in proportion to the Fund's share of the total net assets of the Victory Portfolios.

                                      TAXES

Information set forth in the Prospectuses and this SAI that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Funds. The following is only a summary of certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of the Funds are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore satisfy the Distribution Requirement. If a Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss which can be used to offset capital gains in such future years. As of October 31, 1996, the U.S. Government Obligations Fund had capital loss carryforwards of approximately $94,000, which expire in 2002; the Financial Reserves Fund had capital loss carryforwards of approximately $24,000 which expire in 2001; the Limited Term Income Fund had capital loss carryforwards of approximately $1,642,000 and $553,000 which expire in 2002 and 2003, respectively; the Intermediate Income Fund had capital loss carryforwards of approximately $2,498,000, $1,386,000 and $869,000 which expire in 2001, 2002 and 2003, respectively; the Investment Quality Bond Fund had capital loss carryforwards of approximately $9,100,000 which expire in 2002; the Government Mortgage Fund had capital loss carryforwards of approximately $1,977,000 which expire in 2002; and the Fund for Income had capital loss carryforwards of approximately $806,000, $588,000 and $328,000 which expire in 2001, 2002 and 2003, respectively. Under Code Sections 382 and 383, if a Fund has an "ownership change," then the Fund's use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the net asset value of the Fund immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the "IRS")) in effect for the month in which the ownership change occurs (the rate for November, 1996 is 5.60%). The Funds will use their best efforts to avoid having an ownership change. However, because of circumstances which may be beyond the control or knowledge of a Fund, there can be no assurance that a Fund will not have, or has not already had, an ownership change. If a Fund has or has had an ownership change, then any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards will have to be distributed by the Fund and will be taxable to shareholders as described under "Fund Distributions" below.

In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities, or foreign currencies (or options, futures, or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). For purposes of these calculations, gross income includes tax-exempt income. However, foreign currency gains, including those derived from options, futures, and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from such sale or other disposition for this purpose.

In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued while the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless a Fund elects otherwise), generally will be treated as ordinary income or loss.

The Code also treats as ordinary income a portion of the gain recognized in a transaction where substantially all of the return realized is attributable to the time value of a Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future;
(2) the transaction is a straddle within the meaning of Section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of such gain that is treated as ordinary income generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the applicable federal rate, reduced by the sum of: (1) prior inclusions of ordinary income items from the conversion transaction and (2) the capitalized interest on acquisition indebtedness under Code Section 263(g). However, a Fund has a built-in loss with respect to a position that becomes a part of a conversion transaction, the character of such loss will be preserved upon a subsequent disposition or termination of the position. No authority exists that indicates that the character of the income treated as ordinary under this rule will not pass through to the Funds' shareholders.

In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected (as applicable, depending on the type of the Fund involved) if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto), or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (1) above. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

Transactions that may be engaged in by a Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 Contracts." Section 1256 Contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such Section 1256 Contracts have not terminated (by delivery, exercise, entering into a closing transaction, or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 Contracts is taken into account for the taxable year together with any other gain or loss that was recognized previously upon the termination of Section 1256 Contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 Contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such Section 1256 Contracts) generally is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 Contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 Contracts. The IRS has held in several private rulings (and Treasury Regulations now provide) that deemed gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code Section 1256.

A Fund may enter into notional principal contracts, including interest rate swaps, caps, floors, and collars. Treasury Regulations provide, in general, that the net income or net deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors, and collars) that are recognized from that contract for the taxable year. No portion of a payment by a party to a notional principal contract is recognized prior to the first year to which any portion of a payment by the counterparty relates. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor, or collar is recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of a swap, under an alternative method contained in the proposed regulations and, in the case of a cap or floor, under an alternative method which the IRS may provide in a revenue procedure).

A Fund may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If a Fund invests in a PFIC, it may elect to treat the PFIC as a qualifying electing fund (a "QEF"), in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gain from the PFIC. If the Fund does not elect to treat the PFIC as a QEF, then, in general, (1) any gain recognized by the Fund upon sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund's holding period of its interest in the PFIC,
(2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level),
(3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, the sum of (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate) in effect for such prior year and (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filling a return for the year in which the gain is recognized or the excess distribution is received at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.

Under proposed Treasury Regulations, a Fund holding PFIC stock can elect to recognize as gain the excess, as of the last day of its taxable year, of the fair market value of each share of PFIC stock over the Fund's adjusted tax basis in that share ("mark to market gain"). Such mark-to-market gain will constitute ordinary income and will not be subject to the Short-Short Gain Test, and the Fund's holding period with respect to such PFIC stock will commence on the first day of the next taxable year. If a Fund makes such election in the first taxable year it holds PFIC stock, it will not incur the tax described in the preceding paragraph.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. Government, such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association, are treated as U.S. Government securities.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a

"taxable year election")). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of calculating the excise tax, a regulated investment company: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (which gains and losses are included in determining the company's ordinary taxable income for the succeeding calendar year).

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes. Distributions attributable to dividends received by the Funds from domestic corporations will qualify for the 70% dividends-received deduction for corporate shareholders only to the extent discussed below. Distributions attributable to interest received by the Funds will not, and distributions attributable to dividends paid by a foreign corporation generally should not, qualify for the dividend-received deduction. In general, the Balanced Fund, Diversified Stock Fund, International Growth Fund, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Regional Stock Fund and Special Value Fund dividends paid on Class A and Class B shares are calculated at the same time and in the same manner. In general, dividends on Class B shares are expected to be lower than those on Class A shares due to the higher distribution expenses charged by the Class B shares. Dividends may also differ between classes as a result of differences in other class specific expenses.

Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations such as S corporations, which are not eligible for the deduction because of their special characteristics, and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c)(3) and (4):
(i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code Section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items). With respect to the International Growth Fund, only an insignificant portion of the Fund will be invested in stock of domestic corporations; therefore the ordinary dividends distributed by the Fund will not qualify for the dividends-received deduction for corporate shareholders.

A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by a Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon a Fund's disposition of domestic qualified "small business" stock will be subject to tax.

Conversely, if a Fund elects to retain its net capital gain, the Fund will be subject to tax thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

The New York Tax-Free Fund, National Municipal Bond Fund, Ohio Municipal Bond Fund, Ohio Municipal Money Market Fund, and Tax-Free Money Market Fund (the "Tax Exempt Funds") intend to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Tax-Exempt Funds' taxable year at least 50% of each Fund's total assets consists of tax-exempt municipal obligations. Distributions from a Tax-Exempt Fund will constitute exempt-interest dividends to the extent of such Fund's tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of a Tax-Exempt Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by a Tax-Exempt Fund of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed above.

AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI. For purposes of the corporate AMT, the corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends-received deduction) in determining their adjusted current earnings.

Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Further, a shareholder of a Tax-Exempt Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of a
Tax-Exempt Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by a Tax-Exempt Fund will likely be subject to tax on dividends paid by the Tax-Exempt Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own advisers as to such consequences.

Investment income that may be received by the International Growth Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known: If more than 50% of the value of the Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credit rules.

Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or is an "exempt recipient" (such as a corporation).

SALE OR REDEMPTION OF SHARES

The Money Market Funds seek to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Money Market Funds will do this. In such a case, and for all the Funds other than the Money Market Funds, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of a Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in
determining   the  holding  period  of  shares.   Long-term   capital  gains  of
noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

If a shareholder (1) incurs a sales load in acquiring shares of a Fund, (2) disposes of such shares less than 91 days after they are acquired and (3) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on such shares but shall be treated as incurred on the acquisition of the subsequently acquired shares.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is
"effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to such foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder in the International Growth Fund may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) on the gross income resulting from the Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against such gross income or a credit against the U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and exempt-interest dividends, and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION, LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation of ordinary income dividends, exempt-interest dividends, and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES.

Overall responsibility for management of the Victory Portfolios rests with the Trustees, who are elected by the shareholders of the Victory Portfolios. The Victory Portfolios are managed by the Trustees in accordance with the laws of the State of Delaware. There are currently seven Trustees, six of whom are not "interested persons" of the Victory Portfolios within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Victory Portfolios to supervise actively its day-to-day operations.

The Trustees of the Victory Portfolios, their addresses, ages, and their principal occupations during the past five years are as follows:


                                Position(s) Held
                                With the Victory            Principal Occupation
Name, Address and Age           Portfolios                  During Past 5 Years
---------------------           ----------                  -------------------

Leigh A. Wilson,* 52            Trustee and President       From 1989 to
Glenleigh International Ltd.                                present, Chairman
53 Sylvan Road North                                        and Chief Executive
Westport, CT  06880                                         Officer, Glenleigh
                                                            International
                                                            Limited; from 1984
                                                            to 1989, Chief
                                                            Executive Officer,
                                                            Paribas North
                                                            America and Paribas
                                                            Corporation;
                                                            President and
                                                            Trustee, The Victory
                                                            Funds and the Key
                                                            Mutual Funds
                                                            ("KeyFunds").

-----------------

* Mr. Wilson is deemed to be an "interested person" of the Victory Portfolios under the 1940 Act solely by reason of his position as President.

                                Position(s) Held
                                With the Victory       Principal Occupation
Name, Address and Age           Portfolios             During Past 5 Years
---------------------           ----------             -------------------

Robert G. Brown, 73             Trustee                Retired; from
5460 N. Ocean Drive                                    October 1983 to
Singer Island                                          November 1990,
Riviera  Beach,  FL 33404                              President, Cleveland
                                                       Advanced
                                                       Manufacturing
                                                       Program (non-profit
                                                       corporation engaged
                                                       in regional economic
                                                       development).








Edward P. Campbell, 47          Trustee                From July 1996 to
Nordson Corporation                                    present, President;
28601 Clemens Road                                     from March 1994 to
Westlake, OH  44145                                    present, Executive
                                                       Vice President and
                                                       Chief Operating
                                                       Officer of Nordson
                                                       Corporation
                                                       (manufacturer of
                                                       application
                                                       equipment); from May
                                                       1988 to March 1994,
                                                       Vice President of
                                                       Nordson Corporation;
                                                       from 1987 to
                                                       December 1994,
                                                       member of the
                                                       Supervisory
                                                       Committee of
                                                       Society's Collective
                                                       Investment
                                                       Retirement Fund;
                                                       from May 1991 to
                                                       August 1994,
                                                       Trustee, Financial
                                                       Reserves Fund and
                                                       from May 1993 to
                                                       August 1994,
                                                       Trustee, Ohio
                                                       Municipal Money
                                                       Market Fund;
                                                       Trustee, The Victory
                                                       Funds and the
                                                       KeyFunds).

Dr. Harry Gazelle, 69           Trustee                Retired radiologist,
17822 Lake Road                                        Drs. Hill and Thomas
Lakewood, Ohio  44107                                  Corp.; Trustee, The
                                                       Victory Funds

Stanley I. Landgraf, 71         Trustee                Retired; currently,
41 Traditional Lane                                    Trustee, Rensselaer
Loudonville, NY  12211                                 Polytechnic
                                                       Institute; Director,
                                                       Elenel Corporation
                                                       and Mechanical
                                                       Technology, Inc.;
                                                       Member, Board of
                                                       Overseers, School of
                                                       Management,
                                                       Rensselaer
                                                       Polytechnic
                                                       Institute; Member,
                                                       The Fifty Group (a
                                                       Capital Region
                                                       business
                                                       organization);
                                                       Trustee, The Victory
                                                       Funds.

Dr. Thomas F. Morrissey, 63    Trustee                 1995 Visiting
Weatherhead School of                                  Scholar, Bond
   Management                                          University,
Case Western Reserve                                   Queensland,
   University                                          Australia;
10900 Euclid Avenue                                    Professor,
Cleveland, OH  44106-7235                              Weatherhead School
                                                       of Management, Case
                                                       Western Reserve
                                                       University; from
                                                       1989 to 1995,
                                                       Associate Dean of
                                                       Weatherhead School
                                                       of Management; from
                                                       1987 to December
                                                       1994, Member of the

                                Position(s) Held
                                With the Victory       Principal Occupation
Name, Address and Age           Portfolios             During Past 5 Years
---------------------           ----------             -------------------

                                                       Supervisory
                                                       Committee of
                                                       Society's Collective
                                                       Investment
                                                       Retirement Fund;
                                                       from May 1991 to
                                                       August 1994,
                                                       Trustee, Financial
                                                       Reserves Fund and
                                                       from May 1993 to
                                                       August 1994,
                                                       Trustee, Ohio
                                                       Municipal Money
                                                       Market Fund;
                                                       Trustee, The Victory
                                                       Funds.

Dr. H. Patrick Swygert, 53    Trustee                  President, Howard
Howard University                                      University; formerly
2400 6th Street, N.W.                                  President, State
Suite 320                                              University of New
Washington, D.C.  20059                                York at Albany;
                                                       formerly, Executive
                                                       Vice President,
                                                       Temple University;
                                                       Trustee, The Victory
                                                       Funds.

The Board presently has an Investment Policy Committee and a Business, Legal, and Audit Committee. The members of the Investment Policy Committee are Messrs. Landgraf (Chairman), Morrissey, and Brown, who will serve until August 1997. The function of the Investment Policy Committee is to review the existing investment policies of the Victory Portfolios, including the levels of risk and types of funds available to shareholders, and make recommendations to the Trustees regarding the revision of such policies or, if necessary, the submission of such revisions to the Victory Portfolios' shareholders for their consideration. The members of the Business, Legal and Audit Committee are Messrs. Swygert (Chairman), Campbell, and Gazelle who will serve until August 1997. The function of the Business, Legal, and Audit Committee is to recommend independent auditors and monitor accounting and financial matters; to nominate persons to serve as Independent Trustees and Trustees to serve on committees of the Board; and to review compliance and contract matters.

The Investment Policy Committee met four times during the 12 months ended October 31, 1996. The Business, Legal and Audit Committee met four times during the 12 months ended October 31, 1996.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS.

Each Trustee (other than Leigh A. Wilson) receives an annual fee of $27,000 for serving as Trustee of all the Funds of the Victory Portfolios, and an additional per meeting fee ($2,400 in person and $1,200 per telephonic meeting). Leigh A. Wilson receives an annual fee of $33,000 for serving as President and Trustee for all of the funds of the Victory Portfolios, and an additional per meeting fee ($3,000 in person and $1,500 per telephonic meeting).

The following table indicates the compensation received by each Trustee from the Victory "Fund Complex"(1) for the 12 month period ended October 31, 1996.

                                                                                        Aggregate
                                        Pension or Retirement     Estimated Annual     Compensation            Total Compensation
                                         Benefits Accrued as          Benefits         from Victory               from Victory
                                          Portfolio Expenses      Upon Retirement       Portfolios             "Fund Complex" (1)
                                          -------------------     ---------------       -----------            ------------------
Leigh A. Wilson, Trustee..........               -0-                    -0-                   $51,000                  $62,250
Robert G. Brown, Trustee..........               -0-                    -0-                    41,400                   41,400
Edward P. Campbell, Trustee.......               -0-                    -0-                    39,000                   50,250
Harry Gazelle, Trustee............               -0-                    -0-                    39,000                   39,000
Stanley I. Landgraf, Trustee......               -0-                    -0-                    39,000                   39,000
Thomas F. Morrissey, Trustee......               -0-                    -0-                    39,000                   39,000
H. Patrick Swygert, Trustee.......               -0-                    -0-                    36,600                   36,600

(1) There are presently 33 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the board of each fund in the "Fund Complex."

OFFICERS.

The officers of the Victory Portfolios, their ages, addresses, and principal occupations during the past five years, are as follows:

                                      POSITION(S) WITH THE      PRINCIPAL OCCUPATION
NAME, AGE, AND ADDRESS                 VICTORY PORTFOLIOS       DURING PAST 5 YEARS
-----------------------------   -----------------------------------------------------
Leigh A. Wilson, 52             President and Trustee           From 1989 to
Glenleigh International Ltd.                                    present, Chairman
53 Sylvan Road North                                            and Chief Executive
Westport, CT  06880                                             Officer, Glenleigh
                                                                International
                                                                Limited; from 1984
                                                                to 1989, Chief
                                                                Executive Officer,
                                                                Paribas North
                                                                America and Paribas
                                                                Corporation;
                                                                President and
                                                                Trustee of The
                                                                Victory Funds and
                                                                the KeyFunds.



William B. Blundin, 58          Vice President                  Senior Vice
BISYS Fund Services                                             President of BISYS
125 West 55th Street                                            Fund Services
New York, New York  10019                                       ("BISYS"); officer
                                                                of other investment
                                                                companies
                                                                administered by
                                                                BISYS Fund Services;
                                                                President and Chief
                                                                Executive Officer of
                                                                Vista Broker- Dealer
                                                                Services, Inc.,
                                                                Emerald Asset
                                                                Management, Inc. and
                                                                BNY Hamilton
                                                                Distributors, Inc.,
                                                                registered
                                                                broker/dealers.


J. David Huber, 51              Vice President                  Executive Vice President,
BISYS Fund Services                                             BISYS.
3435 Stelzer Road
Columbus, OH  43219-3035


                                     - 111 -



                                      POSITION(S) WITH THE      PRINCIPAL OCCUPATION
NAME, AGE, AND ADDRESS                 VICTORY PORTFOLIOS       DURING PAST 5 YEARS
-----------------------------   -----------------------------------------------------

Scott A. Englehart, 34          Secretary                       From October 1990 to
BISYS Fund Services                                             present, employee of
3435 Stelzer Road                                               BISYS.
Columbus, OH  43219-3035

George O. Martinez, 38          Assistant Secretary             From March 1995 to
BISYS Fund Services                                             present, Senior Vice
3435 Stelzer Road                                               President and
Columbus, OH  43219-3035                                        Director of Legal
                                                                and Compliance
                                                                Services, BISYS;
                                                                from June 1989 to
                                                                March 1995, Vice
                                                                President and
                                                                Associate General
                                                                Counsel, Alliance
                                                                Capital Management.


Kevin L. Martin, 36             Treasurer                       From February 1996
BISYS Fund Services                                             to present,
3435 Stelzer Road                                               employee of BISYS;
Columbus, OH  43219-3035                                        from 1984 to February
                                                                1996, Senior Manager,
                                                                Ernst & Young.

The mailing address of each of the officers of the Victory Portfolios is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

The officers of the Victory Portfolios (other than Leigh Wilson) receive no compensation directly from the Victory Portfolios for performing the duties of their offices. BISYS receives fees from the Victory Portfolios as Administrator.

As of February 7, 1997, the Trustees and officers as a group owned beneficially less than 1% of all classes of outstanding shares of the Funds.

ADVISORY AND OTHER CONTRACTS

INVESTMENT ADVISER AND SUB-ADVISER.

One of the Fund's most important contracts is with its investment adviser, Key Asset Management Inc. ("KAM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange SEC. KAM is a wholly owned subsidiary of KeyBank National Association ("KeyBank"), a wholly-owned subsidiary of KeyCorp. Effective February 28, 1997, KAM became the surviving corporation of the reorganization of four indirect investment adviser subsidiaries of KeyCorp--KeyCorp Mutual Fund Advisers, Inc. ("Key Advisers"), Society Asset Management, Inc. ("SAM"), Spears, Benzak, Salomon & Farrell, Inc. ("SBSF") and Applied Technologies, Inc. ("ATI"), each registered with the SEC as an investment adviser. Key Advisers, SAM, and ATI were merged with and into
SBSF, a New York corporation organized on February 22, 1972. Pursuant to the terms of the reorganization, SBSF changed its name to Key Asset Management Inc. SAM, SBSF, and ATI will continue to operate under their existing names as separate divisions of KAM. Affiliates of the Adviser manage approximately $50 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals, and mutual funds.

KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of September 30, 1996, KeyCorp had an asset base of $65 billion, with banking offices in 26 states from Maine to Alaska, and trust and investment offices in 16 states. KeyCorp is the resulting entity of a merger in

1994 of Society Corporation, the bank holding company of which KeyBank, formerly Society National Bank was a wholly-owned subsidiary, and KeyCorp, the former bank holding company. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, and leasing companies. KeyBank is the lead affiliate bank of KeyCorp.

The following schedule lists the advisory fees for each mutual fund that is advised by the Adviser.

         .25 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Institutional Money Market Fund

         .35 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Prime Obligations Fund
                  Victory U.S. Government Obligations Fund
                  Victory Tax-Free Money Market Fund

         .50 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal Money Market Fund
                  Victory Limited Term Income Fund
                  Victory Government Mortgage Fund
                  Victory Financial Reserves Fund
                  Victory Fund for Income

         .55 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory National Municipal Bond Fund
                  Victory New York Tax-Free Fund

         .60 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal Bond Fund
                  Victory Stock Index Fund

         .65 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Diversified Stock Fund

         .75 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Intermediate Income Fund
                  Victory Investment Quality Bond Fund
                  Victory Ohio Regional Stock Fund

         1% OF AVERAGE DAILY NET ASSETS
                  Victory Balanced Fund
                  Victory Lakefront Fund
                  Victory Value Fund
                  Victory Growth Fund
                  Victory Real Estate Investment Fund
                  Victory Special Value Fund
                  Victory Special Growth Fund

         1.10% OF AVERAGE DAILY NET ASSETS
                  Victory International Growth Fund

Lakefront Capital Investors, Inc. ("Lakefront" or the "Sub-Adviser") serves as sub-adviser to the Lakefront Fund. For its services under the Investment Sub-Advisory Agreement, the Adviser pays Lakefront a monthly fee of 0.50% of the Lakefront Fund's average daily net assets from its advisory fee.


THE INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS.

Unless sooner terminated, the Investment Advisory Agreement between the Adviser and the Victory Portfolios, on behalf of the Funds (the "Investment Advisory Agreement"), provides that it will continue in effect as to the Funds for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Trustees or by vote of a majority of the outstanding shares of each Fund (as defined under "Additional Information - Miscellaneous"), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

The Investment Advisory Agreement is terminable as to any particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund, by vote of the Board of Trustees of the Victory Portfolios, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

From January 1, 1996 until February 28, 1997, Key Advisers served as investment adviser to the Funds.

From January, 1993 until December 31, 1995, Society Asset Management, Inc. served as investment adviser to the Funds. For the fiscal years ended October 31, 1996, 1995 and 1994, the Key Advisers (and its predecessors) earned the following advisory fees with respect to each Fund, the amount of fees paid to the Adviser is net of the amount of fee reduction:

                                                1996                         1995                           1994
                                                ----                         ----                           ----
                                                                   Amount of       Amount of      Amount of         Amount
                              Amount of Fees    Amount of Fee     Fees Paid to        Fee         Fees Paid         of Fee
                              Paid to Advisor     Reduction         Advisor        Reduction      to Advisor        Reduction
                              ---------------     ---------         -------        ---------      ----------        ---------
Balanced Fund                      $2,006,013        $376,178        $1,024,165       $624,474        $536,712       $396,767
Diversified Stock Fund              3,147,950          55,678         2,006,479        126,000       1,548,683         82,207
Financial Reserves Fund             3,402,511         582,762         3,125,072        420,213       2,132,744        584,417
Fund for Income                        22,779          87,637            87,483         36,865          84,270          2,027
Government Mortgage Fund              646,159           3,389           702,724         15,995         800,556         30,223
Growth Fund                         1,181,723          70,660           526,613        216,181      361,755(a)     218,180(a)
Institutional Money Market                                                                          1,131,754/     1,087,613/
 Fund (b)                           1,003,395         932,844           314,773        337,327         954,467        127,900
Intermediate Income Fund            1,218,106         357,865           692,143        325,544         469,249        247,239
International Growth Fund           1,224,364          30,428           901,337        116,464         532,331         90,406
Investment Quality Bond
  Fund                                836,655         185,307           546,647        238,865      436,637(c)        240,057(c)
Limited Term Income Fund              671,988          46,818           710,323         20,789         421,108          6,157
National Municipal Bond                                                    812/        25,316/
  Fund (d)                                  0         206,174            11,825              0             455              0
New York Tax-Free Bond                  7,542          83,068            48,644         45,003          57,482         10,537
Ohio Municipal Bond Fund              298,093         103,079           183,193        163,525         163,756        173,917
Ohio Municipal Money                                                                                1,692,574/       320,022/
  Market Fund (e)                   1,129,662       1,706,115           187,594        244,500       1,282,785        234,884
Ohio Regional Stock Fund              318,859           4,181           253,943         13,584         247,755         10,682
Prime Obligations Fund              1,628,427              --         1,907,736              0       2,649,796              0
Special Growth Fund                   711,543          33,521           143,381        296,856         152,165         93,307
Special Value Fund                  2,304,543          71,047         1,140,267        405,752         588,378        242,661
Stock Index Fund                      936,282         382,702           489,171        194,774      286,360(a)     100,857(a)
Tax-Free Money Market
  Fund                              1,092,669          31,987           829,802         34,209         707,270         34,905
U.S. Government Obligations
 Fund                               4,208,590               0         2,245,705              0       1,614,950              0
Value Fund                          3,378,303          62,495         1,771,834        810,820      979,887(a)        575,355(a)

----------
(a) Fiscal period December 3, 1993 (commencement of operations) to October 31, 1994.
(b) Fiscal year ended October 31, 1996; fiscal period ended October 31, 1995; fiscal year ended April 30, 1995 and April 30, 1994; respectively.
(c) Fiscal period December 10, 1993 (commencement of operations) to October 31, 1994.
(d) Fiscal year ended October 31, 1996; fiscal period ended October 31, 1995 and fiscal year ended April 30, 1995; and fiscal period February 3, 1994 (commencement of operations) to April 30, 1994 respectively.
(e) Fiscal year ended October 31, 1996; two months ended October 31, 1995; fiscal year ended August 30, 1995 and August 31, 1994.

Under the Investment Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser. In addition, the Investment Advisory Agreement provides that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Funds and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.

GLASS-STEAGALL ACT.

In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981 the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of Key Trust Company of Ohio, N.A. and the Adviser including, but not limited to, (1) descriptions of the operations of Key Trust Company of Ohio, N.A. and the Adviser; (2) descriptions of certain personnel and their functions; and (3) statistics and rankings related to the operations of Key Trust Company of Ohio, N.A. and the Adviser.

PORTFOLIO TRANSACTIONS.

THE MONEY MARKET FUNDS. Pursuant to the Investment Advisory Agreement of the Victory Portfolios on behalf of the Money Market Funds, the Adviser determines, subject to the general supervision of the Trustees of the Victory Portfolios, and in accordance with each Money Market Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by the Money Market Funds, and which brokers are to be eligible to execute its portfolio transactions. Since purchases and sales of portfolio securities by the Money Market Funds are usually principal transactions, the Money Market Funds incur little or no brokerage commissions. For the three previous fiscal years ended October 31, 1996, 1995 and 1994, the Money Market Funds paid no brokerage commissions. Securities of the Money Market Funds are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Money Market Funds may also purchase securities from underwriters at prices which include the spread retained by the underwriter from the proceeds of the offering to the issuer.

The Money Market Funds do not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but the Adviser may seek to enhance the yield of the Funds by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. The Adviser may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with the Adviser's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The investment policies of the Money Market Funds require that investments mature in 90 days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Money Market Funds.

The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Allocation of transactions, including their frequency, among various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders.

INCOME AND EQUITY FUNDS. Pursuant to the Investment Advisory Agreement (and for the Lakefront Fund, the Investment Sub-Advisory Agreement), the Adviser (and the Sub-Adviser) determine, subject to the general supervision of the Trustees of the Victory Portfolios, and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by the Funds, and which brokers are to be eligible to execute its portfolio transactions.
Purchases from underwriters and/or broker-dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker-dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While the Adviser (and the Sub-Adviser) generally seeks competitive spreads or commissions, each Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

Allocation of transactions to dealers is determined by the Adviser (or the Sub-Adviser) in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser (or the Sub-Adviser) may receive orders for transactions by the Victory Portfolios. Information so received is in addition to and not in lieu of services required to be performed by the Adviser (or the Sub-Adviser) and does not reduce the investment advisory fees payable to the Adviser by the Funds. Such information may be useful to the Adviser (or the Sub-Adviser) in serving both the Victory Portfolios and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser (or the Sub-Adviser) in carrying out its obligations to the Victory Portfolios. The Trustees have authorized the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Trustees have adopted procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." At times, the Funds may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Funds.

ALL FUNDS. The Victory Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Sub-Adviser, Key Trust Company of Ohio, N.A. ("Key Trust") or their affiliates, or BISYS or its affiliates, and will not give preference to Key Trust's correspondent banks or affiliates, or BISYS with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

Investment decisions for each Fund are made independently from those made for the other Funds of the Victory Portfolios or any other investment company or account managed by the Adviser (or the Sub-Adviser). Such other investment companies or accounts may also invest in the securities in which the Funds invest, and the Funds may invest in similar securities. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and any other Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser (or the Sub-Adviser) believes to be equitable to such Funds, investment company or account. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only that particular Fund had participated in or been allocated such trades. To the extent permitted by law, the Adviser (or the Sub-Adviser) may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other funds of the Victory Portfolios or for other investment companies or accounts in order to obtain best execution.


                                      - 117

In making investment recommendations for the Victory Portfolios, the Adviser (and the Sub-Adviser) will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of the Adviser (or the Sub-Adviser), their parents or subsidiaries or affiliates and, in dealing with their commercial customers, the Advisers (or the Sub-Adviser), their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Victory Portfolios.

Brokerage commissions paid by each of the Funds listed below were as follows for the fiscal years ended October 31, 1996, 1995 and 1994.

                                           1996                  1995            1994
------------------------------------------------------------------------------------------
Balanced Fund                              $190,526.34         $125,079        $238,762
------------------------------------------------------------------------------------------
Diversified Stock Fund                      881,427.50          615,260         550,131
------------------------------------------------------------------------------------------
Financial Reserves Fund                           --                 --              --
------------------------------------------------------------------------------------------
Fund For Income                               1,250.00                0         176,716
------------------------------------------------------------------------------------------
Government Mortgage Fund                        542.84                0             469
------------------------------------------------------------------------------------------
Growth Fund                                  97,820.00          147,798          59,306(a)
------------------------------------------------------------------------------------------
Institutional Money Market Fund                   --                 --              --
------------------------------------------------------------------------------------------
Intermediate Income Fund                     61,811.73            1,500           3,047
------------------------------------------------------------------------------------------
International Growth Fund                         --            333,609         272,288
------------------------------------------------------------------------------------------
Investment Quality Bond Fund                 12,889.90            1,800        4,033(b)
------------------------------------------------------------------------------------------
Limited Term Income Fund                      8,580.94                0             938
------------------------------------------------------------------------------------------
National Municipal Bond Fund                      --                 --              --
------------------------------------------------------------------------------------------
New York Tax-Free Fund                             0                  0         550,131
------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                           0                  0               0
------------------------------------------------------------------------------------------
Ohio Municipal Money Market Fund                  --                 --              --
------------------------------------------------------------------------------------------
Ohio Regional Stock Fund                      6,597.60           15,420          21,467
------------------------------------------------------------------------------------------
Prime Obligations Fund                            --                 --              --
------------------------------------------------------------------------------------------
Special Growth Fund                         176,980.29           99,980          92,278
------------------------------------------------------------------------------------------
Special Value Fund                          431,541.97          224,350         118,986
------------------------------------------------------------------------------------------
Stock Index Fund                             27,553.63           24,243          12,176(a)
------------------------------------------------------------------------------------------
Tax-Free Money Market Fund                        --                 --              --
------------------------------------------------------------------------------------------
U.S. Government Obligations Fund                  --                 --              --
------------------------------------------------------------------------------------------
Value Fund                                  225,799.21          218,770         196,716(a)

(a) Fiscal period December 3, 1993 (commencement of operations) to October 31, 1994.

(b) Fiscal period December 10, 1993 (commencement of operations) to October 31, 1994.


PORTFOLIO TURNOVER.

The turnover rate stated in the Prospectus for a Fund's investment portfolio is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. The portfolio turnover rates for each of the Funds listed below were as follows for the fiscal years ended October 31, 1996 and 1995.

Fund                                        1996                        1995
----                                        ----                        ----

Balanced Fund (a)                            80%(b)                      69%
Diversified Stock Fund (a)                   94%(b)                      75%


                                     - 118

Fund                                        1996                        1995
----                                        ----                        ----

Fund for Income                              25%                         35%
Government Mortgage Fund                    127%                         59%
Growth Fund                                  27%                        107%
Intermediate Income Fund                    164%                         98%
International Growth Fund (a)               178%(b)                      68%
Investment Quality Bond Fund                182%                        160%
Limited Term Income Fund                    221%                         97%
National Municipal Bond Fund (a)            143%                         72%/
                                                                         52%(c)
New York Tax-Free Fund (a)                    0%                         18%
Ohio Municipal Bond Fund                     81%                        125%
Ohio Regional Stock Fund (a)                  6%(b)                      11%
Special Growth Fund (a)                     152%                        54%/
                                                                        102%(c)
Special Value Fund (a)                       55%(b)                      39%
Stock Index Fund                              4%                         12%
Value Fund                                   28%                         23%

----------
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(b) For year ended October 31, 1996 for Class A shares and for the period March 1, 1996 through October 31, 1996 for Class B shares.
(c) For six months ended October 31, 1995 and year ended April 30, 1995, respectively.


ADMINISTRATOR.

BISYS serves as administrator (the "Administrator") to the Funds. The Administrator assists in supervising all operations of the Funds (other than those performed by the Adviser or the Sub-Adviser under the Investment Advisory Agreement and Investment Sub-Advisory Agreement).

BISYS receives a fee from the Funds for its services as Administrator and expenses assumed pursuant to the Administration Agreement, calculated daily and paid monthly, at the annual rate of fifteen one hundredths of one percent (.15%) of each Fund's average daily net assets. BISYS may periodically waive all or a portion of its fee with respect to the Funds in order to increase the net income of the Funds.

Unless sooner terminated, the Administration Agreement will continue in effect as to each Fund for a period of two years, and for consecutive one-year terms thereafter, provided that such continuance is ratified at least annually by the Trustees or by vote of a majority of the outstanding shares of each Fund, and in either case by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose.

The Administration Agreement provides that BISYS shall not be liable for any error of judgment or mistake of law or any loss suffered by the Victory Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.


                                     - 119

Under the Administration Agreement, BISYS assists in each Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Transfer Agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. Under the Administration Agreement, BISYS may delegate all or any part of its responsibilities thereunder.

The following chart reflects the aggregate administration fees earned after fee reductions by the Administrator in connection with the sale of shares of each Fund for the fiscal years ended October 31, 1996, 1995 and 1994.

                                                 1996                             1995                            1994
                                                 ----                             ----                            ----
                                     Administration        Fee     Administration       Fee        Administration            Fee
                                          Fees         Reductions       Fees         Reductions         Fees          Reductions
                                          ----         ----------       ----         ----------         ----          ----------
Balanced Fund......................       $357,125            $0        $246,993           $303         $131,378           $8,644
Diversified Stock Fund.............        678,848        60,602         490,419          1,612          364,211           12,148
Financial Reserves Fund............      1,196,089             0       1,063,114            472          278,025                0
Fund for Income....................         13,292        19,833          27,624          9,681          224,695            8,592
Government Mortgage Fund...........        195,013             0         215,665              0          235,613           13,621
Growth Fund........................        187,857             0          63,251         48,168           77,085(a)         9,905(a)
Institutional Money Market                                                                              646,353/               0/
  Fund (b).........................        464,863       696,881         134,232        257,028          568,509           72,569
Intermediate Income Fund...........        314,921             0         203,344            194          134,787            8,510
International Growth Fund..........        171,154             0         138,965              0           69,419           15,550
Investment Quality Bond Fund.......        205,210             0         157,427              0          126,903(c)         8,436(c)
Limited Term Income Fund...........        216,263             0         220,396              0          116,696           11,483
National Municipal Bond Fund.......         20,352        35,877           1,046          6,080             (d)
New York Tax-Free Bond.............          9,888        14,823          18,436          7,104           10,357                0
Ohio Municipal Bond Fund...........        100,340             0          86,670             10           39,988           44,425
Ohio Municipal Money Market
  Fund.............................        851,457             0             (e)                             (e)
Ohio Regional Stock Fund...........         64,609             0          53,484             21           39,095           12,592
Prime Obligations Fund.............        697,897             0         817,341              0        1,122,585           13,042
Special Growth Fund................        112,578             0          33,202         32,831           28,373            8,447
Special Value Fund.................        356,371             0         231,340          1,000          115,967(a)         8,689(a)
Stock Index Fund...................              0       329,746               0        171,000                0(a)        96,804(a)
Tax-Free Money Market Fund.........        446,706        35,290         370,209              0          306,609           12,066
U.S. Government Obligations
  Fund.............................      1,803,685             0         780,808         88,000          679,754           12,368
Value Fund.........................        516,120             0         387,398              0       224,695(a)            8,592(a)

----------
(a) Fiscal period December 3, 1993 (commencement of operations) to October 31, 1994.
(b) Fiscal year ended October 31, 1996; fiscal period ended October 31, 1995; fiscal year ended April 30, 1995 and April 30, 1994; respectively.
(c) Fiscal period December 10, 1993 (commencement of operations) to October 31, 1994.
(d) Fiscal year ended October 31, 1996; fiscal period ended October 31, 1994 and fiscal year ended April 30, 1995; and fiscal period February 3, 1994 (commencement of operations) to April 30, 1994, respectively. Until July 1, 1994 Fidelity Distributors Corporation, 82 Devonshire Street, Boston,
     Massachusetts 02109, was the Administrator and Distributor to the Predecessor Fund under separate Administration and General Distribution Agreements. For the period February 3, 1994 through April 30, 1994, Fidelity Distributors Corporation earned $124 from the Predecessor Fund for services rendered to the Victory Funds pursuant to the Administration Agreement. During the same period, Fidelity Distributors Corporation voluntarily  reimbursed  $20,589 in fees and  expenses  to the  Predecessor
     Fund. For the fiscal year ended April 30, 1995, the Fund paid administration fees of $926 of which Fidelity Distributors Corporation received $717 and Concord Holding Corporation received

     $209. During the same period, fees and expenses of $83,748 were reimbursed to the Predecessor Fund. (e) For the two month period ended October 31, 1995, Concord Holding Corporation earned an administration fee of $129,644 after $0 in voluntary fee waivers. For the period June 5, 1995 to

     August 31, 1995, Concord Holding Corporation earned administration fees of $165,282 from the Fund after voluntary fees waived of $4,709. Prior to that, from August 31, 1994 to June 4, 1995, Primary Fund Service
     Corporation earned $433,288 from the Fund after voluntary fees waived of $500.

DISTRIBUTOR.

BISYS Fund Services serves as distributor (the "Distributor") for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Victory Portfolios. Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to each Fund for two years, and thereafter for consecutive one-year terms, provided that it is approved at least annually (1) by the Trustees or by the vote of a majority of the outstanding shares of each Fund, and (2) by the vote of a majority of the Trustees of the Victory Portfolios who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act.

The following chart reflects the total underwriting commissions earned and the amount of those commissions retained by the Distributor in connection with the sale of shares of each Fund for the fiscal years ended October 31, 1996, 1995 and 1994.

                                                    1996                          1995                     1994
                                                    ----                          ----                     ----
                                       Underwriting        Amount     Underwriting    Amount   Underwriting       Amount
                                       Commissions        Retained     Commission    Retained   Commissions      Retained
                                       -----------        --------     ----------    --------   -----------      --------
Balanced Fund.......................       $63,000          $60,000        (a)         (a)           (a)            (a)
Diversified Stock Fund..............       452,000          430,000        (a)         (a)           (a)            (a)
Financial Reserves Fund.............             -                -        (a)         (a)           (a)            (a)
Fund for Income.....................        18,000           17,000        (a)         (a)           (a)            (a)
Government Mortgage Fund............         2,000            2,000        (a)         (a)           (a)            (a)
Growth Fund.........................         1,000            1,000        (a)         (a)           (a)            (a)
Institutional Money Market Fund.....             -                -        (a)         (a)           (a)            (a)
Intermediate Income Fund............         2,000            2,000        (a)         (a)           (a)            (a)
International Growth Fund...........        17,000           17,000        (a)         (a)           (a)            (a)
Investment Quality Bond Fund........         6,000            6,000        (a)         (a)           (a)            (a)
Limited Term Income Fund............         3,000            3,000        (a)         (a)           (a)            (a)
National Municipal Bond Fund........        31,000           31,000        (a)         (a)           (a)            (a)
New York Tax-Free Bond..............        43,000           39,000        (a)         (a)           (a)            (a)
Ohio Municipal Bond Fund............        20,000           20,000        (a)         (a)           (a)            (a)
Ohio Municipal Money Market
  Fund..............................             -                -        (a)         (a)           (a)            (a)
Ohio Regional Stock Fund............        21,000           21,000        (a)         (a)           (a)            (a)
Prime Obligations Fund..............             -                -        (a)         (a)           (a)            (a)
Special Growth Fund.................         2,000            2,000        (a)         (a)           (a)            (a)
Special Value Fund..................        22,000           11,000        (a)         (a)           (a)            (a)
Stock Index Fund....................         9,000            9,000        (a)         (a)           (a)            (a)
Tax-Free Money Market Fund..........             -                -        (a)         (a)           (a)            (a)
U.S. Government Obligations
   Fund.............................             -                -        (a)         (a)           (a)            (a)
Value Fund..........................         1,000            1,000        (a)         (a)           (a)            (a)

(a) In 1995, the amount of underwriting commissions and the amount retained for the entire Fund Complex was $721,000 and $107,000, respectively. In 1994, the amount of underwriting commissions and the amount retained for the entire Fund Complex was $212,021 and $15, respectively.

TRANSFER AGENT.

State Street Bank and Trust Company ("State Street") serves as transfer agent for the Funds. Boston Financial Data Services, Inc. ("BFDS") serves as the dividend disbursing agent and shareholder servicing agent for the Funds, pursuant to a Transfer Agency and Service Agreement. Under its agreement with the Victory Portfolios, State Street has agreed (1) to issue and redeem shares of the Victory Portfolios; (2) to address and mail all communications by the Victory Portfolios to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (3) to respond to correspondence or inquiries by shareholders and others relating to its duties; (4) to maintain shareholder accounts and certain sub-accounts; and (5) to make periodic reports to the Trustees concerning the Victory Portfolios' operations.

SHAREHOLDER SERVICING PLAN.

Payments made under the Shareholder Servicing Plan to Shareholder Servicing Agents (which may include affiliates of the Adviser and Sub-Adviser) are for administrative support services to customers who may from time to time beneficially own shares, which services may include: (1) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (2) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(3) processing dividend and distribution payments on behalf of customers; (4) providing information periodically to customers showing their positions in shares; (5) arranging for bank wires; (6) responding to customer inquiries; (7) providing subaccounting with respect to shares beneficially owned by customers or providing the information to the Funds as necessary for subaccounting; (8) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (9) forwarding to customers proxy statements and proxies containing any proposals which require a shareholder vote; and (10) providing such other similar services as we may reasonably request to the extent you are permitted to do so under applicable statutes, rules or regulations.

DISTRIBUTION AND SERVICE PLAN.

The Victory  Portfolios,  on behalf of the  Financial  Reserves  Fund,  Fund for
Income, Institutional Money Market Fund (Investor Class and Select Class), Lakefront Fund, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Money Market Fund, Real Estate Investment Fund, and U.S. Obligations Fund (Investor Shares) has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of such mutual fund except pursuant to a plan adopted by the fund under Rule 12b-1. The Board of Trustees has adopted the Plan to allow the Adviser, the Sub-Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. Under the Plan, if a payment to the Advisers or the Sub-Adviser of management fees or to the Distributor of administrative fees should be deemed to be indirect financing by the Victory Portfolios of the distribution of their shares, such payment is authorized by the Plan.

The Plan specifically recognizes that the Adviser, the Sub-Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Funds. In addition, the Plan provides that the Adviser, the Sub-Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling the Funds' shares, or to third parties, including banks, that render shareholder support services.

The Plan has been approved by the Board of Trustees. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. In particular, the Trustees noted that the Plan does not authorize payments by the Funds other than the advisory and administrative fees authorized under the investment advisory and administration agreements. To the extent that the Plan gives the Adviser, the Sub-Adviser or the Distributor greater flexibility in connection with the distribution of shares of the Funds, additional sales of the Funds' shares may result. Additionally, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

CLASS B SHARES DISTRIBUTION PLAN.

The Victory Portfolios has adopted a Distribution Plan for Class B shares of the Balanced Fund, Diversified Stock Fund, International Growth Fund, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Regional Stock Fund and Special Value Fund under the Rule. The Distribution Plan adopted by the Trustees with respect to the Class B shares of the Funds provides that each Fund will pay the Distributor a distribution fee under the Distribution Plan at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the Class B shares. The distribution fees may be used by the Distributor for: (a) costs of printing and distributing each Fund's prospectus, statement of additional information and reports to prospective investors in the Funds; (b) costs involved in preparing, printing and distributing sales literature pertaining to the Funds; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of each Fund's Class B shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Funds, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Victory Portfolios' transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee and the CDSCs received by the Distributor; and (f) any other expense primarily intended to result in the sale of the Funds' Class B shares, including, without limitation, payments to salesmen and selling dealers at the time of the sale of Class B shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

The amount of the distribution fees payable by any Fund under the Distribution Plan is not related directly to expenses incurred by the Distributor and the Distribution Plan does not obligate the Funds to reimburse the Distributor for such expenses. The distribution fees set forth in the Distribution Plan will be paid by each Fund to the Distributor unless and until the Distribution Plan is terminated or not renewed with respect to such Fund; any distribution or service expenses incurred by the Distributor on behalf of the Funds in excess of payments of the distribution fees specified above which the Distributor has accrued through the termination date are the sole responsibility and liability of the Distributor and not an obligation of the Funds.

The Distribution Plan for the Class B shares specifically recognizes that either the Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Funds. In addition, the Plan provides that the Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling the Funds' Class B shares, or to third parties, including banks, that render shareholder support services.

The Distribution Plan was approved by the Trustees, including the independent Trustees, at a meeting called for that purpose. As required by Rule 12b-1, the Trustees carefully considered all pertinent factors relating to the implementation of the Distribution Plan prior to its approval, and have determined that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their Class B shareholders. To the extent that the Distribution Plan gives the Advisers or the Distributor greater flexibility in connection with the distribution of Class B shares of the Funds, additional sales of the Funds' Class B shares may result. Additionally, certain Class B shareholder support services may be provided more effectively under the Distribution Plan by local entities with whom shareholders have other relationships.

FUND ACCOUNTANT.

BISYS Fund Services Ohio, Inc. ("BISYS, Inc.") serves as fund accountant for the all of the Funds except the Real Estate Investment Fund pursuant to a fund accounting agreement with the Victory Portfolios dated May 31, 1995 (the "Fund Accounting Agreement"). As fund accountant for the Victory Portfolios, BISYS, Inc. calculates each Fund's net asset value, the dividend and capital gain distribution, if any, and the yield. BISYS, Inc. also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Funds. Under the Fund Accounting Agreement, BISYS, Inc. is entitled to receive annual fees of .03% of the first $100 million of the Fund's daily average net assets, .02% of the next $100 million of the Fund's daily average net assets, and .01%
of the Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $2,500 per taxable fund, $2,917 per tax-free fund and $3,333 per international fund and does not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class.

For the fiscal years ended October 31, 1996, 1995, and 1994 the Fund accountant earned the following fund accounting fees of:

Fund                                      1996         1995              1994
----                                      ----         ----            ----

Balanced Fund                              $93,776        $87,894     $60,781
Diversified Stock Fund                     159,249        141,598     152,663
Financial Reserves Fund                     78,188        100,934     276,849
Fund for Income                             57,144         32,288
Government Mortgage Fund                    50,487         83,080     106,719
Growth Fund                                 35,364         49,945      36,706(a)
Institutional Money Market Fund(b)          86,455         50,238      75,245/
                                                                       31,744
Intermediate Income Fund                    61,867         71,451      62,855
International Growth Fund                   90,570        121,305      84,710
Investment Quality Bond Fund                52,699         70,983      62,067(c)
Limited Term Income Fund                    39,040         89,012      28,184
National Municipal Bond Fund(d)             65,000         24,041     33,569/
                                                                        7,193
New York Tax-Free Fund                      51,388         48,533     152,663
Ohio Municipal Bond Fund                    51,845         43,204      39,520
Ohio Municipal Money Market Fund            65,058         13,370/    140,235/
                                                           30,071(e)  259,581(f)
Ohio Regional Stock Fund                    51,094         30,563      23,521
Prime Obligations Fund                      85,261        260,571     454,251
Special Growth Fund                         57,804         20,897      16,783
Special Value Fund                          79,170         75,514      52,627
Stock Index Fund                            87,027         22,715      15,844(a)
Tax-Free Money Market Fund                 107,911        112,625     129,044
U.S. Government Obligation Fund             85,062        243,249     152,663
Value Fund                                  71,046        124,400      96,327(a)

----------
(a) Fiscal period December 3, 1993 (commencement of operations) to October 31, 1994.
(b) Fiscal period ended October 31, 1996; fiscal period ended October 31, 1995; fiscal year ended April 30, 1995 and April 30, 1994; respectively.
(c) Fiscal period December 10, 1993 (commencement of operations) to October 31, 1994.
(d) Fiscal year ended October 31, 1996; fiscal period ended October 31, 1995 and fiscal year ended April 30, 1995; and fiscal period February 3, 1994 (commencement of operations) to April 30, 1994, respectively.
(e) For the period ended October 31, 1995 and the period from June 5, 1995 through August 31, 1995.
(f) In the fiscal year ended August 31, 1994, Primary Funds Service Corporation and Federated Administrative Services earned accounting fees of $140,235 and $259,581, respectively.

Key  Asset  Management  Inc.  serves  as fund  accountant  for the  Real  Estate
Investment Fund. As fund accountant for the Real Estate Investment Fund, Key Asset Management calculates the Real Estate Investment Fund's net asset value, the dividend and capital gain distribution, if any, and the yield. BISYS, Inc. also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Real Estate Investment Fund. Under the Fund Accounting Agreement, BISYS, Inc. is entitled to receive annual fees of .03% of the first $100 million of the Real Estate Investment Fund's daily average net assets, .02% of the next $100 million of the Real Estate Investment Fund's daily average net assets, and .01% of the Real Estate Investment Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $2,500 and does not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class.

CUSTODIAN.

Cash and securities owned by each of the Victory Portfolios are held by Key Trust as custodian pursuant to a Custodian Agreement dated August 1, 1996. Cash and securities owned by the Funds are also held by Morgan Stanley Trust Company ("Morgan Stanley") as sub-custodian, and certain foreign sub-custodians, pursuant to a Sub-Custody Agreement. Under these Agreements, Key Trust and Morgan Stanley each (1) maintains a separate account or accounts in the name of each respective fund; (2) makes receipts and disbursements of money on behalf of each Fund; (3) collects and receives all income and other payments and distributions on account of portfolio securities; (4) responds to correspondence from security brokers and others relating to its duties; and (5) makes periodic reports to the Trustees concerning The Victory Portfolios' operations. Key Trust may, with the approval of a fund and at the custodian's own expense, open and maintain a sub-custody account or accounts on behalf of a fund, provided that Key Trust shall remain liable for the performance of all of its duties under the Custodian Agreement.

INDEPENDENT ACCOUNTANTS.

The audited financial statements of the Victory Portfolios for the fiscal year ended October 31, 1996 are incorporated by reference herein. The financial statements for the fiscal year ended October 31, 1996 have been audited by Coopers & Lybrand L.L.P. as set forth in their report incorporated by reference herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. Coopers & Lybrand L.L.P. serves as The Victory Portfolios' auditors. Coopers & Lybrand L.L.P.'s address is 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL.

Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, New York 10022 is the counsel to the Victory Portfolios.

EXPENSES.

The Funds bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, fees of the Trustees, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the Funds' operation.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES.

The Victory Portfolios (sometimes referred to as the "Trust") is a Delaware business trust. The Delaware Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Victory Portfolios presently has twenty-six series of shares, which represent interests in the following funds and their respective classes, if any:

Balanced Fund
         Class A Shares
         Class B Shares
Diversified Stock Fund
         Class A Shares
         Class B Shares
Financial Reserves Fund
Fund For Income

Government Mortgage Fund
Growth Fund
Institutional Money Market Fund
         Select Shares
         Investor Shares
Intermediate Income Fund
International Growth Fund
         Class A Shares
         Class B Shares
Investment Quality Bond Fund
Lakefront Fund
Limited Term Income Fund
National Municipal Bond Fund
         Class A Shares
         Class B Shares
New York Tax-Free Fund
         Class A Shares
         Class B Shares
Ohio Municipal Bond Fund
Ohio Municipal Money Market Fund
Ohio Regional Stock Fund
         Class A Shares
         Class B Shares
Prime Obligations Fund
Real Estate Investment Fund
Special Growth Fund
Special Value Fund
         Class A Shares
         Class B Shares
Stock Index Fund
Tax-Free Money Market Fund
U.S. Government Obligations Fund
         Select Shares
         Investor Shares
Value Fund

The Victory Portfolios' Trust Instrument authorizes the Trustees to divide or redivide any unissued shares of the Victory Portfolios into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Victory Portfolios' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Victory Portfolios, shares of a fund are entitled to receive the assets available for distribution belonging to the fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

To the best knowledge of the Victory Portfolios, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Funds' equity securities as of February 7, 1997, and the percentage of the outstanding shares held by such holders are set forth below:



=============================================================================================================================
                                                                                         PERCENT              PERCENT
                                                                                          OWNED                OWNED
FUND                                        NAME AND ADDRESS OF OWNER                   OF RECORD           BENEFICIALLY
-----------------------------------------------------------------------------------------------------------------------------
BALANCED FUND-                    Society National Bank of Cleveland                          96.9%                  -
  CLASS A SHARES                    and Company
                                  4900 Tiedeman Road
                                  Cleveland, Ohio  44144
-----------------------------------------------------------------------------------------------------------------------------
                                  KeyCorp Plan Balanced Fund                                    -                  18.6%
                                  127 Public Square
                                  Cleveland, OH  44114
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED STOCK FUND -          Society National Bank of Cleveland                          90.6%                  -
CLASS A SHARES                      and Company
                                  4900 Tiedeman Road
                                  Cleveland, Ohio  44144
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL RESERVES FUND           Society National Bank of Cleveland                          94.6%                  -
                                    and Company
                                  4900 Tiedeman Road
                                  Cleveland, Ohio  44144
-----------------------------------------------------------------------------------------------------------------------------
FUND FOR INCOME                   Key Trust of Cleveland                                      11.4%                  -
                                  4900 Tiedeman Road
                                  Cleveland, Ohio  44144
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MORTGAGE               Society National Bank of Cleveland                          97.4%                  -
FUND                                and Company
                                  4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
                                  Bombardier Corp.                                              -                   5.7%
                                  Collective Investment Trust
                                  Attn:  S.A. Kiker
                                  c/o Society National Bank
                                  127 Public Square
                                  Cleveland, Ohio  44144
-----------------------------------------------------------------------------------------------------------------------------
GROWTH FUND                       Society National Bank of Cleveland                          97.5%                  -
                                    and Company
                                  4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
                                  KeyCorp Cash Balance                                          -                  40.0%
                                  Mutual/Equity Fund
                                  127 Public Square
                                  Cleveland, OH  44114
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY               BISYS Fund Services Ohio Inc.                               99.8%                  -
MARKET FUND-SELECT                Attn:  Iris Young
CLASS                             3435 Steltzer Rd.
                                  Columbus, Ohio 43219-3035
-----------------------------------------------------------------------------------------------------------------------------
                                  CWRU - Endow Fd - Special Fd                                  -                   6.5%
                                  K. Kaesburg
                                  KeyCorp
                                  127 Public Square
                                  Cleveland, OH 44114


                                     - 127 -



=============================================================================================================================
                                                                                         PERCENT              PERCENT
                                                                                          OWNED                OWNED
FUND                                        NAME AND ADDRESS OF OWNER                   OF RECORD           BENEFICIALLY
-----------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS                    Liefke & Co.                                                96.6%                  -
                                  c/o KeyCorp Trust Services
                                  4900 Tiedeman Road
                                  Cleveland, OH 44144
-----------------------------------------------------------------------------------------------------------------------------
                                  KeyCorp 401(k) Plan                                           -                  15.9%
                                  127 Public Square
                                  Cleveland, Ohio 44114
-----------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE INCOME               Society National Bank of Cleveland                          99.4%                  -
FUND                                and Company
                                  4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
                                  KeyCorp 401(k) Plan                                           -                  25.7%
                                  127 Public Square
                                  Cleveland, Ohio  44114
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH              Society National Bank of Cleveland                          96.4%
FUND-CLASS A                        and Company
                                  4900 Tiedeman Road
                                  Cleveland, Ohio  44144
-----------------------------------------------------------------------------------------------------------------------------
CLASS B                           IRA of Jerry L. Ufford                                      19.6%                19.6%
                                  22315 Berry Drive
                                  Rocky River, OH  44116
-----------------------------------------------------------------------------------------------------------------------------
                                  Bruce R. McBroom                                             6.5%                 6.5%
                                  Phyllis E. McBroom
                                  7628 Collins St.
                                  Lowville, NY  13367
-----------------------------------------------------------------------------------------------------------------------------
                                  A. Buell Arnold                                              9.0%                 9.0%
                                  Doris B. Arnold Trustees
                                  Arnold Family Trust
                                  12 Bartlett Lane
                                  Delmar, NY   12054
-----------------------------------------------------------------------------------------------------------------------------
                                  Josephine E. Marx                                            6.4%                 6.4%
                                  1 Scott Place
                                  Schenectady, NY  12309
-----------------------------------------------------------------------------------------------------------------------------
                                  Brandon Bradley                                              9.5%                 9.5%
                                  Box 398
                                  Route 37
                                  Hogansburg, NY  13655
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT QUALITY BOND           Society National Bank of Cleveland                          87.9%                  -
FUND                                and Company
                                  4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
LIMITED TERM INCOME               Society National Bank of Cleveland                          90.9%                  -
FUND                                and Company
                                  4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------


                                     - 128 -



=============================================================================================================================
                                                                                         PERCENT              PERCENT
                                                                                          OWNED                OWNED
FUND                                        NAME AND ADDRESS OF OWNER                   OF RECORD           BENEFICIALLY
                                  Aultman Health Services                                       -                  21.2%
                                  2600 Sixth Street SW
                                  Canton, OH 44710
-----------------------------------------------------------------------------------------------------------------------------
NATIONAL MUNICIPAL BOND           Key Trust of Cleveland                                      23.0%                  -
FUND-CLASS A SHARES               4900 Tiedeman Road
                                  Cleveland, Ohio  44144
-----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES                    Patricia R. Deboer                                           5.2%                 5.2%
                                  5481 South 125 East
                                  Ogden, UT  84405
-----------------------------------------------------------------------------------------------------------------------------
                                  El Matador Inc.                                              9.6%                 9.6%
                                  2564 Ogden Avenue
                                  Ogden, UT  84401
-----------------------------------------------------------------------------------------------------------------------------
                                  Key Bank of Maine, Escrow Agent                             20.0%                20.0%
                                  for Robert, Geraldine and Janet Sylvester
                                  and GFS ND Manufacturing Co.
                                  1 Canal Plaza
                                  Portland, ME  04101
-----------------------------------------------------------------------------------------------------------------------------
                                  Marden Spencer                                               6.2%                 6.2%
                                  958 E. Olympus Park Dr., #A102
                                  Salt Lake City, UT  84117
-----------------------------------------------------------------------------------------------------------------------------
                                  Faye A. Smith                                                5.0%                 5.0%
                                  P.O. Box 5
                                  Oxford, ME  04270
-----------------------------------------------------------------------------------------------------------------------------
                                  Ethel F. Robinson                                            9.7%                 9.7%
                                  2716 100th SE
                                  Everett, WA  98208-4338
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK TAX-FREE                 Key Trust of Cleveland                                      16.9%                  -
FUND-CLASS A SHARES               4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES                    Leon A. Philp                                                7.2%                 7.2%
                                  15 Budd Avenue
                                  Clarence, NY  14031
-----------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND               Society National Bank of Cleveland                          89.2%                  -
FUND                                and Company
                                  4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL MONEY              Society National Bank of Cleveland                          19.6%                  -
MARKET FUND                         and Company
                                  4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
                                  Society National Bank-Private Banking                       57.1%                  -
                                  2025 Ontario Street
                                  Cleveland, OH  44115


                                     - 129 -



=============================================================================================================================
                                                                                         PERCENT              PERCENT
                                                                                          OWNED                OWNED
FUND                                        NAME AND ADDRESS OF OWNER                   OF RECORD           BENEFICIALLY
-----------------------------------------------------------------------------------------------------------------------------
                                  Key Clearing Corp.                                          15.5%                  -
                                  4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
OHIO REGIONAL STOCK               Society National Bank of Cleveland                          87.4%                  -
FUND - CLASS A SHARES               and Company
                                  4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
                                  IBEW Local #38                                                                    5.3%
                                  c/o Society National Bank
                                  127 Public Square
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES                    IRA of Jerry Ufford                                         10.4%                10.4%
                                  22315 Berry Drive
                                  Rocky River, OH  44116
-----------------------------------------------------------------------------------------------------------------------------
                                  IRA of Gerald Mencl                                          6.0%                 6.0%
                                  5899 Canal Road
                                  Valley View, OH  44125
-----------------------------------------------------------------------------------------------------------------------------
                                  IRA of Pamela S. Sedmak                                      5.0%                 5.0%
                                  6832 Teasel Ct.
                                  Solon, OH  44139
-----------------------------------------------------------------------------------------------------------------------------
                                  IRA of Stephen A. Worth                                      8.7%                 8.7%
                                  10064 Hunting Dr.
                                  Brecksville, OH  44141
-----------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND            Society National Bank of Cleveland                          10.2%                  -
                                    and Company
                                  4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
                                  Key Equity Capital Corp.                                     6.2%                  -
                                  127 Public Square
                                  Cleveland, OH  44114
-----------------------------------------------------------------------------------------------------------------------------
                                  Society National Bank-Private Banking                       20.8%                  -
                                  2025 Ontario Street
                                  Cleveland, OH  44115
-----------------------------------------------------------------------------------------------------------------------------
                                  Key Clearing Corp.                                          36.1%                  -
                                  4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
SPECIAL GROWTH FUND               Society National Bank of Cleveland                          99.0%                  -
                                    and Company
                                  4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
                                  KeyCorp Cash Balance Mutual                                   -                  36.0%
                                  Equity Fund
                                  127 Public Square
                                  Cleveland, OH  44114


                                     - 130 -



=============================================================================================================================
                                                                                         PERCENT              PERCENT
                                                                                          OWNED                OWNED
FUND                                        NAME AND ADDRESS OF OWNER                   OF RECORD           BENEFICIALLY
-----------------------------------------------------------------------------------------------------------------------------
SPECIAL VALUE FUND-CLASS          Society National Bank of Cleveland                          93.6%                  -
A SHARES                            and Company
                                  4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
                                  KeyCorp Cash Balance Plan                                     -                  16.0%
                                  Human Resources
                                  127 Public Square
                                  Cleveland, OH  44114
-----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES                    IRA of Jerry L. Ufford                                       7.0%                 7.0%
                                  22315 Berry Drive
                                  Rocky River, Ohio  44116
-----------------------------------------------------------------------------------------------------------------------------
                                  IRA of Frank W. Kilgore                                      8.8%                 8.8%
                                  30764 Pirtle Drive
                                  Albany, OR  97321
-----------------------------------------------------------------------------------------------------------------------------
                                  IRA of Robert F. Clegg                                      11.1%                11.1%
                                  5402 Bennington Woods Ct.
                                  Columbus, OH  43220-2611
-----------------------------------------------------------------------------------------------------------------------------
                                  First Assembly of God                                        8.0%                 8.0%
                                  Daniel Wood, President
                                  1370 Richmond Road
                                  Lyndhurst, Ohio  44124
-----------------------------------------------------------------------------------------------------------------------------
                                  IRA of Joseph R. Armeni                                      7.1%                 7.1%
                                  295 W. 4th Street
                                  Columbus, OH  43201
-----------------------------------------------------------------------------------------------------------------------------
STOCK INDEX FUND                  Society National Bank and                                   99.3%                  -
                                  Trust Company
                                  4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
                                  Steris Corp.                                                  -                   6.8%
                                  Attn:  M.F. Pope
                                  Society National Bank
                                  127 Public Square
                                  Cleveland, OH  44101-4717
-----------------------------------------------------------------------------------------------------------------------------
                                  Eaton SPIP Victory Stock Index                                -                   8.4%
                                  Eaton Corporation
                                  Eaton Center
                                  Cleveland, OH  44114
-----------------------------------------------------------------------------------------------------------------------------
TAX-FREE MONEY MARKET             Society National Bank of Cleveland                          50.7%
FUND                                and Company
                                  4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
                                  Society National Bank-Private Banking                       39.9%
                                  2025 Ontario Street
                                  Cleveland, OH  44115


                                     - 131 -



=============================================================================================================================
                                                                                         PERCENT              PERCENT
                                                                                          OWNED                OWNED
FUND                                        NAME AND ADDRESS OF OWNER                   OF RECORD           BENEFICIALLY
-----------------------------------------------------------------------------------------------------------------------------
                                  Key Clearing Corp.                                           8.3%
                                  4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                   Society National Bank of Cleveland                          40.1%                  -
OBLIGATIONS FUND -                  and Company
SELECT SHARES                     4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
                                  Key Clearing Corp.                                          15.1%                  -
                                  4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
                                  Society National Bank-Private Banking                       29.5%
                                  2025 Ontario Street
                                  Cleveland, OH  44115
-----------------------------------------------------------------------------------------------------------------------------
                                  Bost & Co.                                                                       10.0%
                                  c/o Mellon Bank
                                  3 Mellon Bank Ctr.
                                  Pittsburgh, PA  15259
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                   Key Clearing Corp.                                          98.0%                  -
OBLIGATIONS FUND -                4900 Tiedeman Road
INVESTOR SHARES                   Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
                                  Iron Workers Pension/Annuity                                  -                   7.3%
                                  Charles Way
                                  P.O. Box 398
                                  Dayton, OH  45401
-----------------------------------------------------------------------------------------------------------------------------
                                  KeyCorp PRISM                                                 -                   6.9%
                                  127 Public Square
                                  Cleveland, OH  44114
-----------------------------------------------------------------------------------------------------------------------------
                                  Premier Industrial Collective                                 -                   6.3%
                                    Investment Trust
                                  M.E. Halloran
                                  KeyCorp
                                  127 Public Square
                                  Cleveland, OH  44114
-----------------------------------------------------------------------------------------------------------------------------
VALUE FUND                        Society National Band of Cleveland                          99.7%                  -
                                    and Company
                                  4900 Tiedeman Road
                                  Cleveland, OH  44144
-----------------------------------------------------------------------------------------------------------------------------
                                  KeyCorp 401(k) Plan                                           -                  52.3%
                                  127 Public Square
                                  Cleveland, OH  44114
=============================================================================================================================


Shares of the Victory Portfolios are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (1) when required by the 1940 Act, shares shall be voted by individual series, and
(2) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of
Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, The Victory Portfolios will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Victory Portfolios shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Victory Portfolios affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Victory Portfolios voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY.

The Victory Portfolios is organized as a Delaware business trust. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Victory Portfolios shall not be liable for the obligations of the Victory Portfolios. The Delaware Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Delaware Trust Instrument also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust Instrument states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.

MISCELLANEOUS.

As used in the Prospectus and in this SAI, "assets belonging to a fund" (or "assets belonging to the Fund") means the consideration received by the Victory Portfolios upon the issuance or sale of shares of a Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Victory Portfolios, which general liabilities and expenses are not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations  of general  assets to a particular  fund of the Victory  Portfolios will be the relative net asset value of each respective fund at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of each of the Funds not readily identified as belonging to a particular Fund, which are allocated to each Fund in accordance with its proportionate share of the net asset values of the Victory Portfolios at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Victory Portfolios to a particular fund will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

As used in the Prospectus and in this SAI, a "vote of a majority of the outstanding shares" of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Victory Portfolios is registered with the SEC as an open-end management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Victory Portfolios.

The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFERING OF THE SECURITIES DESCRIBED IN THESE DOCUMENTS IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO SALESMAN, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION.

APPENDIX
DESCRIPTION OF SECURITY RATINGS.

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Adviser or the Sub-Adviser with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Adviser or the Sub-Adviser and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds).

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Description of the three highest long-term debt ratings by Duff:

AAA. Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-. High credit quality Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+. Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

IBCA's description of its three highest long-term debt ratings:

AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

Moody's description of its three highest short-term debt ratings:

Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

-    Leading market positions in well-established industries.

-    High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2.   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

Duff 1+. Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1. Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1-. High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Duff 3. Satisfactory liquidity and other protection factors qualify issue as to investment grade.

Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch's description of its four highest short-term debt ratings:

F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA's description of its three highest short-term debt ratings:

A+.  Obligations supported by the highest capacity for timely repayment.

A1. Obligations supported by a very strong capacity for timely repayment.

A2. Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

S&P's description of its two highest municipal note ratings:

SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2.  Satisfactory capacity to pay principal and interest.

SHORT-TERM DEBT RATINGS

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1. The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2. The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

TBW-3. The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4. The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DEFINITIONS OF CERTAIN MONEY MARKET INSTRUMENTS

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit. Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations. U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations. Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

                                                                     Rule 497(c)
                                                        Registration No. 33-8982


                       STATEMENT OF ADDITIONAL INFORMATION

                             THE VICTORY PORTFOLIOS

                              GOVERNMENT BOND FUND

                                  MARCH 1, 1997


This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of The Victory Portfolios - Government Bond Fund, dated the same date as the date hereof (the "Prospectus"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The Victory Portfolios at P.O. Box 8527, Boston, MA 02266-8527, or by telephoning toll free 800- KEY-FUND or 800-539-3863.


TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND POLICIES........................................... 2
INVESTMENT LIMITATIONS AND RESTRICTIONS..................................... 4
VALUATION OF PORTFOLIO SECURITIES........................................... 6
PERFORMANCE................................................................. 6
ADDITIONAL PURCHASE, EXCHANGE AND
  REDEMPTION INFORMATION.................................................... 11
DIVIDENDS AND DISTRIBUTIONS................................................. 14
TAXES....................................................................... 15
TRUSTEES AND OFFICERS....................................................... 20
ADVISORY AND OTHER CONTRACTS................................................ 25
ADDITIONAL INFORMATION...................................................... 33
APPENDIX.................................................................... 36

INDEPENDENT AUDITORS REPORT
FINANCIAL STATEMENTS

INVESTMENT ADVISER
Key Asset Management Inc.

ADMINISTRATOR
BISYS Fund Services

DISTRIBUTOR
BISYS Fund Services

TRANSFER AGENT
State Street Bank and Trust
Company

DIVIDED DISBURSING AGENT AND
SHAREHOLDER SERVICING AGENT
Boston Financial Data Services,
Inc.

CUSTODIAN
Key Trust Company of Ohio, N.A.

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.

COUNSEL
Kramer, Levin, Naftalis & Frankel

                       STATEMENT OF ADDITIONAL INFORMATION

The Victory Portfolios (the "Victory Portfolios") is an open-end management investment company. The Victory Portfolios consist of twenty- six series of units of beneficial interest ("shares"). The outstanding shares represent interests in the twenty- six separate investment portfolios which are currently active. This Statement of Additional Information relates to the Class A and Class B shares of the Victory Government Bond Fund (the "Fund") only. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Fund's Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS.

The following policies supplement the investment policies of the Fund set forth in the Prospectus. The Fund's investments in the following securities and other financial instruments are subject to the other investment policies and limitations described in the Prospectus and this Statement of Additional Information.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

DELAYED-DELIVERY TRANSACTIONS. The Fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by the Fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. The Fund may receive fees for entering into delayed-delivery transactions.

When purchasing securities on a delayed-delivery basis, the Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations in addition to the risks associated with the Fund's other investments. Because the Fund is not required to pay for securities until the delivery date, these delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the Fund will set aside cash and appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the Fund has sold a security on a delayed-delivery basis, it does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or suffer a loss.

The Fund may renegotiate delayed-delivery transactions after they are entered into or may sell underlying securities before they are delivered, either of which may result in capital gains or losses.

ILLIQUID INVESTMENTS. Illiquid investments cannot be sold or disposed of, within seven business days, in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of The Victory Portfolios' Board of Trustees (the "Board of Trustees" or the "Trustees"), the Adviser determines the liquidity of the Fund's investments and, through reports from the Adviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over the counter options, non-government stripped fixed-rate mortgage-backed securities, and Restricted Securities. Also, the Adviser may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Trustees. If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. Since it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund in connection with bankruptcy proceedings), it is The Victory Portfolios' current policy to limit repurchase agreements for the Fund to those parties whose creditworthiness has been reviewed and found satisfactory by the Advisers . Repurchase agreements are considered by the staff of the Commission to be loans by the Fund.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Fund sells the portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness is deemed satisfactory by the Adviser. Such transactions may increase fluctuations in the market value of the Fund's assets, and may be viewed as a form of leverage.

RESTRICTED SECURITIES. The Fund may sell restricted securities, which generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the shares.

SECURITIES LENDING. The Fund may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Adviser to be of good standing. Furthermore, they will only be made if, in Society's judgment, the consideration to be earned from such loans would justify the risk.

It is the current view of the staff of the Commission that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

                     INVESTMENT LIMITATIONS AND RESTRICTIONS

The following investment restrictions are fundamental with respect to the Fund and may be changed only a vote of a majority of the outstanding shares of the Fund as defined in "Additional Information -- Miscellaneous" of this Statement of Additional Information.

The Fund may not:

1. With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or
(b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. Issue any senior security (as defined in the 1940 Act), except that (a) the Fund may engage in transactions which may result in the issuance of senior securities to the extent permissible under the applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities that may be deemed senior securities to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

3. Borrow money, except that the Fund may borrow money from banks for temporary or emergency purposes (not for leveraging or investment), and engage in reverse repurchase agreements in an amount not exceeding 33-1/3% of its total assets, including the amount borrowed less liabilities other than borrowings (any borrowings exceeding this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation), provided that any such borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

4. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instrument backed by real estate).

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

7. Lend any portfolio security or make any other loan if, as a result, more than 33-1/3% of the Fund's total assets would be lent to other parties, but this restriction does not apply to purchases of debt securities or to repurchase agreements.

     The following restrictions are nonfundamental and may be changed without shareholder approval:

1. The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2. The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3. The Fund may not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

4. The Fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of the Fund's net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restriction on resale or the absence of a readily available market.

5. The Fund shall not invest in the securities of other investment companies, except that the Fund may invest in shares of money market funds that are not "affiliated persons" of the fund and that limit their investment by the Fund, provided investment by the Fund is limited to: (a) ten percent of the Fund's assets; (b) five percent of the Fund's total assets in the shares of a single money market fund; and (c) not more than three percent of the net assets of any one acquired money market fund. The investment adviser will waive the portion of its fee attributable to the assets of the Fund invested in such money market funds to the extent required by the laws of any jurisdiction in which shares of the Fund are registered for sale.

GENERAL. The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding voting securities unless
(1) a policy is expressly deemed to be a fundamental policy of the Fund or (2) a policy is expressly deemed to be changeable only by such majority vote.

                        VALUATION OF PORTFOLIO SECURITIES

Investment securities held by the Fund are valued on the basis of valuations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities, and various relationships between securities, in determining value. Specific investment securities which are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost which approximates market value. Investment securities not having readily available market quotations will be priced at fair value using a methodology approved in good faith by the Trustees.

                                   PERFORMANCE

From time to time the "standardized yield," "dividend yield," "average annual total return," "total return," and "total return at net asset value" of an investment in each class of Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations are set forth below.

Yield and total return information may be useful to investors in reviewing the Fund's performance. The Fund's advertisement of its performance must, under applicable Commission rules, include the average annual total returns for each class of shares of the Fund for the 1, 5 and 10-year period (or the life of the class, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by The Victory Portfolios of future yields or rates of return on its shares. The yield and total returns of the Class A and Class B shares of the Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds and its operating expenses.

STANDARDIZED YIELDS.

The Fund's "yield" (referred to as "standardized yield") for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:

         Standardized Yield = 2 [(a-b + 1)6 - 1]
                                  ---
                                   cd

The symbols above represent the following factors:

a =      dividends and interest earned during the 30-day period.
b =      expenses accrued for the period (net of any expense reimbursements).
c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
d = the maximum offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.

The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield" of that class, described below. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund classes of shares will differ. The yield on Class A shares and the Class B shares for the 30-day period ended October 31, 1996 was 4.96% and 4.03%, respectively.

DIVIDEND YIELD AND DISTRIBUTION RETURN.

From time to time the Fund may quote a "dividend yield" or a "distribution return" for each class. Dividend yield is based on the Class A or Class B share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions for that class declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of that class A) on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:


Dividend Yield of the Class =            Dividends of the Class                    + Number of days (accrual period) x 365
                             -----------------------------------------------------
                             Max. Offering Price of the Class (last day of period)


The maximum offering price for Class A shares includes the maximum front-end sales charge. For Class B shares, the maximum offering price is the net asset value per share, without considering the effect of contingent deferred sales charges ("CDSC").

From time to time similar yield or distribution return calculations may also be made using the Class A net asset value (instead of its respective maximum offering price) at the end of the period. The dividend yields on Class A shares at maximum offering price and net asset value for the 30-day period ended October 31, 1996 were 4.96% and 5.21%, respectively. Dividend yield on Class B shares at maximum offering price for the 30-day period ended October 31, 1996 was 4.03%.

TOTAL RETURNS. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:

                  (ERV)1n = Average Annual Total Return
                  -------
                   (P)

The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                   ERV-P = Total Return
                   -----
                    P

In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). For Class B shares, the payment of the applicable CDSC (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter) is applied to the investment result for the time period shown (unless the total return is shown at net asset value, as described below). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. The average annual total return and cumulative total return on Class A shares for the period May 3, 1993 (commencement of operations) to October 31, 1996 (life of fund) at maximum offering price were 3.13% and 11.39%, respectively. For the one year period ended October 31, 1996, average annual total return for Class A shares was (1.38)%. The average annual total return and cumulative total return on the Class B shares for the period September 26, 1994 (commencement of operations) to October 31, 1996 were 5.65% and 11.85%, respectively. For the one year period ended October 31, 1996, the average annual total return for Class B shares was (1.15)%.

From time to time the Fund may also quote an "average annual total return at net asset value" or a cumulative "total return at net asset value" for Class A or Class B shares. It is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The average annual total return and cumulative total return on Class A shares for the period May 3, 1993 (commencement of operations) to October 31, 1996 (life of fund), at net asset value, was 4.58% and 11.39%, respectively. For the one year period ended October 31, 1996, average annual total return for Class A shares at net asset value was 3.52%. For the one year period ended October 31, 1996, the average annual total return at net asset value for Class B shares at net asset value was 2.77%. The average annual total return and cumulative total return on Class B shares for the period September 26, 1994 (commencement of operations) to October 31, 1996 were 7.43% and 11.85%, respectively.

OTHER PERFORMANCE COMPARISONS.

From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks the performance of the Fund's classes against (1) all other funds, excluding money market funds, and (2) all other government bond funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Fund, in broad investment categories (domestic equity, international equity, taxable bond, municipal bond, or other) monthly, based upon each fund's three, five and ten-year average annual total returns (when available) and a risk adjustment factor that reflects Fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and the bottom 10% receive one star.

The total return on an investment made in Class A or Class B shares of the Fund may be compared with the performance for the same period of one or more of the following indices: the Consumer Price Index, the Salomon Brothers World Government Bond Index, the Standard & Poor's 500 Index, the Shearson Lehman Government/Corporate Bond Index, the Lehman Aggregate Bond Index, and the J.P. Morgan Government Bond Index. Other indices may be used from time to time. The Consumer Price Index is generally considered to be a measure of inflation. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. The S&P 500 Index is a composite index of 500 common stocks generally regarded as an index of U.S. stock market performance. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices.

From time to time, the yields and the total returns of Class A or Class B shares of the Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples are based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of the Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund). The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stock, bonds and Treasury bills as compared to an investment in shares of the Fund as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, the Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling 1-800-539-3863.

Investors may also judge, and the Fund may at times advertise, the performance of Class A or Class B shares by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Lehman Brothers, Merrill Lynch, and Salomon Brothers, and in publications issued by Lipper Analytical Services, Inc. and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates and U.S.A. Today. In addition to yield information, general information about the Fund that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to shareholders.

Advertisements and sales literature may include discussions of specifics of the portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis.

Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, and its investment philosophy.

When comparing yield, total return and investment risk of an investment in Class A or Class B shares of the Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to maintain a fixed price per share.

            ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

The New York Stock Exchange ("NYSE") holiday closing schedule indicated in the Prospectus under "Share Price" are subject to change.

When the NYSE is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the Commission to warrant such action, the Fund's Transfer Agent will determine the Fund's net asset value at Valuation Time. A Fund's net asset value may be affected to the extent that its securities are traded on days that are not Business Days.

The Victory Portfolios has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day for any one shareholder. The remaining portion of the redemption may be made in securities or other property, valued for this purpose as they are valued in computing the net asset value of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and may incur additional costs as well as the associated inconveniences of holding and/or disposing of such securities or other property.

Pursuant to Rule 11a-3 under the 1940 Act, the Fund is required to give shareholders at least 60 days' notice prior to terminating or modifying the Fund's exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (1) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange or (2) the Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the Commission or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

The Fund reserves the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in Key Advisers' judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

PURCHASING SHARES

ALTERNATIVE SALES ARRANGEMENTS - CLASS A AND CLASS B SHARES. The alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.

The two classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B shares are subject.

CLASS B CONVERSION FEATURE. Ninety-six months after an investor's purchase order for Class B shares is accepted, such "Matured Class B Shares" automatically will convert to Class A shares, on the basis of the relative net asset value of the two classes, without the imposition of any sales load or other charge. Each time any Matured Class B shares convert to Class A shares, any Class B shares acquired by the reinvestment of dividends or distributions on such Matured Class B shares that are still held will also convert to Class A shares, on the same basis. The conversion feature is intended to relieve holders of Matured Class B shares of the asset-based sales charge under the Class B Distribution Plan after such shares have been outstanding long enough that the Distributor may have been compensated for distribution expenses related to such shares.

The conversion of Matured Class B shares to Class A shares is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Matured Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversion of Matured Class B shares would occur while such suspension remained in effect. Although Matured Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A and Class B shares recognizes two types of expenses. General expenses that do not pertain specifically to either class are allocated to the shares of each class, based upon the percentage that the net assets of such class bears to the Fund's total net assets, and then pro rata to each outstanding share within a given class. Such general expenses include (1) management fees, (2) legal, bookkeeping and audit fees, (3) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (4) fees to the Trustees who are not affiliated with Key Advisers, (5) custodian expenses, (6) share issuance costs, (7) organization and start-up costs, (8) interest, taxes and brokerage commissions, and (9) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (1) Rule 12b-1 distribution fees and shareholder servicing fees, (2) incremental transfer and shareholder servicing agent fees and expenses, (3) registration fees and (4) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

REDUCED SALES CHARGE. Reduced sales charges are available for purchases of $50,000 or more of Class A shares of the Fund alone or in combination with purchases of shares of other funds of The Victory Portfolios. To obtain the reduction of the sales charge, you or your Investment Professional must notify the Transfer Agent at the time of purchase whenever a quantity discount is applicable to your purchase.

In addition to investing at one time in any combination of Class A shares of The Victory Portfolios in an amount entitling you to a reduced sales charge, you may qualify for a reduction in the sales charge under the following programs:

COMBINED PURCHASES. When you invest in Class A shares of The Victory Portfolios for several accounts at the same time, you may combine these investments into a single transaction if purchased through one Investment Professional, and if the total is $50,000 or more. The following may qualify for this privilege: an individual, or "company" as defined in Section 2(a)(8) of the 1940 Act; an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or single fiduciary account or for a single or a parent-subsidiary group of "employee benefit plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations under Section 501(c)(3) of the Internal Revenue Code.

RIGHTS OF ACCUMULATION. "Rights of Accumulation" permit reduced sales charges on future purchases of Class A shares after you have reached a new breakpoint. You can add the value of existing Victory Portfolios shares held by you, your spouse, and your children under age 21, determined at the previous day's net asset value at the close of business, to the amount of your new purchase valued at the current offering price to determine your reduced sales charge.

LETTER OF INTENT. If you anticipate purchasing $50,000 or more of shares of the Fund alone or in combination with Class A shares of certain other Victory Portfolios within a 13-month period, you may obtain shares of the portfolios at the same reduced sales charge as though the total quantity were invested in one lump sum, by filing a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase toward a $60,000 Letter would receive the same reduced sales charge as if the $60,000 had been invested at one time. To ensure that the reduced price will be received on future purchases, you or your Investment Professional must inform the transfer agent that the Letter is in effect each time shares are purchased. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter.

You are not obligated to complete the additional purchases contemplated by a letter. If you do not complete your purchase under the Letter within the 13-month period, your sales charge will be adjusted upward, corresponding to the amount actually purchased, and if after written notice, you do not pay the increased sales charge, sufficient escrowed shares will be redeemed to pay such charge.

If you purchase more than the amount specified in the Letter and qualify for a further sales charge reduction, the sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional shares at the then current offering price applicable to the total purchase.

EXCHANGING SHARES

Class A shares of the Fund may be exchanged for shares of any Victory money market fund or any other fund of The Victory Portfolios with a reduced sales charge. Shares of any Victory money market fund or any other fund of The Victory Portfolios with a reduced sales charge may be exchanged for shares of the Fund upon payment of the difference in the sales charge (or, if applicable, shares of any Victory money market fund may be used to purchase Class B shares of the Fund.)

Class B shares of the Fund may be exchanged for shares of other Victory Portfolios that offer Class B shares. The CDSC applicable to Class B shares is imposed on Class B shares redeemed within six years of the initial purchase of the exchanged Class B shares. When Class B shares are redeemed to effect an exchange, the priorities described in "How to Invest, Exchange and Redeem - Class B shares" in the Prospectus for the imposition of the Class B CDSC will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any CDSC that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of both classes must specify whether they intend to exchange Class A or Class B shares.

REDEEMING SHARES

REINSTATEMENT PRIVILEGE. Within 90 days of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (1) Class A shares, or (2) Class B shares that were subject to the Class B CDSC when redeemed, in Class A shares of the Fund or any of the other Victory Portfolios into which shares of the Fund are exchangeable as described below, at the net asset value next computed after receipt by the Transfer Agent of the reinvestment order. No charge is currently made for reinvestment in shares of the Fund but a reinvestment in shares of certain other Victory Portfolios is subject to a $5.00 service fee. The shareholder must ask the Distributor for such privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, as amended (the "IRS Code"), if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of The Victory Portfolios within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from redemption. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. The reinstatement must be into an account bearing the same registration. This privilege may be exercised only once by a shareholder with respect to the Fund.

                           DIVIDENDS AND DISTRIBUTIONS

The Fund ordinarily declares and pays dividends separately for Class A and Class B shares from its net investment income monthly. The Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment.

The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by the class, as described in "Alternative Sales Arrangements Class A and Class B," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B shares are expected to be lower as a result of the asset-based sales charge on Class B shares, and Class B dividends will also differ in amount as a consequence of any difference in net asset value between Class A and Class B shares.

For this purpose, the net income of the Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund's assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to Key Advisers are accrued each day. The expenses and liabilities of the Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of The Victory Portfolios in proportion to the Fund's share of the total net assets of The Victory Portfolios.

                                      TAXES

Information set forth in the Prospectus and this SAI that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of share of the Fund. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to the shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of share of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws in effect on the date of the Prospectus and this SAI; such laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore satisfy the Distribution Requirement.

If a Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss which can be used to offset capital gains in such future years. As of October 31, 1996, the Fund had capital loss carry forwards of approximately $36,000, $3,898,000 and $2,723,000 which expire in 2002, 2003 and 2004, respectively. Under Code sections 382 and 383, if the Fund has an "ownership change," then the Fund's use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the net asset value of the Fund immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the "IRS")) in effect for the month in which the ownership change occurs (the rate for February, 1997 is 5.48%). The Fund will use its best efforts to avoid having an ownership change. However, because of circumstances which may be beyond the control or knowledge of the Fund, there can be no assurance that the Fund will not have, or has not already had, an ownership change. If the Fund has or has had an ownership change, then any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards will have to be distributed by the Fund and will be taxable to shareholders as described under "Fund Distributions" below.

In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities, or foreign currencies (or options, futures, or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). For purposes of these calculations, gross income includes tax-exempt income. Because of the Short-Short Gain Test, the Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent the Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by the Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from such sale or other disposition for this purpose.

In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued while the Fund held the debt obligation.

The Code also treats as ordinary income a portion of the gain recognized in a transaction where substantially all of the return realized is attributable to the time value of the Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of Section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of such gain that is treated as ordinary income generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the applicable federal rate, reduced by the sum of: (1) prior inclusions of ordinary income items from the conversion transaction and (2) the capitalized interest on acquisition indebtedness under Code Section 263(g). However, if the Fund has a built-in loss with respect to a position that becomes a part of a conversion transaction, the character of such loss will be preserved upon a subsequent disposition or termination of the position. No authority exists that indicates that the character of the income treated as ordinary under this rule will not pass through to the Funds' shareholders.

In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, or (2) the asset is otherwise held by the Fund as part of a "straddle." However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (1) above. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by the Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, the Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

Transactions that may be engaged in by the Fund (such as regulated futures contracts and options on futures contracts) will be subject to special tax treatment as "Section 1256 Contracts." Section 1256 Contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such
Section 1256 Contracts have not terminated (by delivery, exercise, entering into a closing transaction, or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 Contracts is taken into account for the taxable year together with any other gain or loss that was recognized previously upon the termination of Section 1256 Contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 Contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such Section 1256 Contracts) generally is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Fund, however, may elect not to have this special tax treatment apply to Section 1256 Contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 Contracts. Treasury Regulations provide that deemed gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code Section 1256.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. Government, such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association, are treated as U.S. Government securities.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of calculating the excise tax, a regulated investment company reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes. Distributions attributable to interest received by the Fund will not qualify for the dividend-received deduction. In general, dividends on Class B shares are expected to be lower than those on Class A shares due to the higher distribution expenses charged by the Class B shares. Dividends may also differ between classes as a result of differences in other class specific expenses.

The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by a Fund prior to the date on which the shareholder acquired his shares.

Conversely, if the Fund elects to retain its net capital gain, the Fund will be subject to tax thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or is an "exempt recipient" (such as a corporation).

SALE OR REDEMPTION OF SHARES

A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and
(4) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

If a shareholder (1) incurs a sales load in acquiring shares of the Fund, (2) disposes of such shares less than 91 days after they are acquired, and (3) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on such shares but shall be treated as incurred on the acquisition of the subsequently acquired shares.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to such foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION, LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.


                              TRUSTEES AND OFFICERS

BOARD OF TRUSTEES.

Overall responsibility for management of The Victory Portfolios rests with the Trustees, who are elected by the shareholders of The Victory Portfolios. The Victory Portfolios are managed by the Trustees in accordance with the laws of the State of Delaware governing business trusts. There are currently seven Trustees, six of whom are not "interested persons" of The Victory Portfolios within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of The Victory Portfolios to actively supervise its day-to-day operations.

The Trustees of The Victory Portfolios, their addresses, ages and their principal occupations during the past five years are as follows:

                            Position(s) Held
                            With the Victory            Principal Occupation
Name, Address and Age       Portfolios                  During Past 5 Years
---------------------       ----------                  -------------------

Leigh A. Wilson,*  52       Trustee and                 From  1989  to  present,
Glenleigh International     President                   Chairman  and  Chief
Limited                                                 Executive  Officer,
53 Sylvan Road North                                    Glenleigh International
Westport, CT  06880                                     Limited; from 1984 to
                                                        1989, Chief Executive
                                                        Officer, Paribas North
                                                        America and Paribas
                                                        Corporation;  President
                                                        and Trustee,  the
                                                        Victory Funds and the
                                                        Key Mutual Funds (the
                                                        "KeyFunds).


------------

*        Mr. Wilson is deemed to be an "interested person" of   The Victory
         Portfolios under the 1940 Act solely by reason of his position as President.

                            Position(s) Held
                            With the Victory            Principal Occupation
Name, Address and Age       Portfolios                  During Past 5 Years
---------------------       ----------                  -------------------

Robert G. Brown,  73        Trustee                     Retired;  from  October
5460 N. Ocean Drive                                     1983 to November  1990,
Singer Island                                           President,  Cleveland
Riviera Beach,  FL 33404                                Advanced  Manufacturing
                                                        Program  (non-profit
                                                        corporation  engaged in
                                                        regional economic
                                                        development).

Edward P. Campbell, 47      Trustee                     From July 1996 to
Nordson Corporation                                     present,  President;
28601 Clemens Road                                      from March  1994 to
Westlake, OH 44145                                      present, Executive Vice
                                                        President and Chief
                                                        Operating  Officer of
                                                        Nordson  Corporation
                                                        (manufacturer  of
                                                        application  equipment)
                                                        from May 1988 to March
                                                        1994,  Vice President
                                                        of Nordson  Corporation
                                                        from 1987 to December
                                                        1994,  member of the
                                                        Supervisory  Committee
                                                        of Society's Collective
                                                        Investment Retirement
                                                        Fund; from May 1991 to
                                                        August 1994, Trustee,
                                                        Financial Reserves Fund
                                                        and from May 1993 to
                                                        August 1994,  Trustee,
                                                        Ohio Municipal Money
                                                        Market Fund;  Trustee,
                                                        the Victory Funds and
                                                        the KeyFunds.



Dr. Harry Gazelle,  69      Trustee                    Retired radiologist, Drs
17822 Lake Road                                        Hill and Thomas Corp.;
Lakewood, Ohio  44107                                  Trustee,  the Victory
                                                       Funds.

Stanley I.  Landgraf,       Trustee                    Retired; currently,
71                                                     Trustee, Rensselaer
41  Traditional  Lane                                  Polytechnic Institute;
Loudonville,  NY 12211                                 Director, Elenel
                                                       Corporation and
                                                       Mechanical Technology,
                                                       Inc.; Member, Board of
                                                       Overseers, School of
                                                       Management,  Rensselaer
                                                       Polytechnic  Institute;
                                                       Member,  The Fifty Group
                                                       (a Capital Region
                                                       business organization);
                                                       Trustee, the Victory
                                                       Funds.

                            Position(s) Held
                            With the Victory            Principal Occupation
Name, Address and Age       Portfolios                  During Past 5 Years
---------------------       ----------                  -------------------

Dr. Thomas F. Morrissey,    Trustee                     1995 Visiting Scholar,
63                                                      Bond  University,
Weatherhead School of                                   Queensland, Australia;
   Management                                           Professor,  Weatherhead
Case Western Reserve                                    School of Management,
   University                                           Case Western Reserve
10900 Euclid Avenue                                     University; from 1989
Cleveland, OH  44106-7235                               to 1995, Associate Dean
                                                        of Weatherhead School
                                                        of Management; from
                                                        1987 to December 1994,
                                                        Member of  the
                                                        Supervisory  Committee
                                                        of Society's Collective
                                                        Investment  Retirement
                                                        Fund; from May 1991 to
                                                        August 1994,  Trustee,
                                                        Financial Reserves Fund
                                                        and from May 1993 to
                                                        August 1994,  Trustee,
                                                        Ohio Municipal  Money
                                                        Market Fund; Trustee,
                                                        the Victory Funds.


Dr. H. Patrick Swygert, 53   Trustee                    President, Howard
Howard University                                       University; formerly
2400 6th Street, N.W.                                   President, State
Suite 320                                               University of New York
Washington, D.C. 20059                                  at Albany; formerly,
                                                        Executive  Vice
                                                        President, Temple
                                                        University; Trustee,
                                                        the Victory Funds.

The Board presently has an Investment Policy Committee and a Business, Legal, and Audit Committee. The members of the Investment Policy Committee are Messrs. Landgraf (Chairman), Morrissey and Brown, who will serve until August 1997. The function of the Investment Policy Committee is to review the existing investment policies of The Victory Portfolios, including the levels of risk and types of funds available to shareholders, and make recommendations to the Trustees regarding the revision of such policies or, if necessary, the submission of such revisions to The Victory Portfolios' shareholders for their consideration. The members of the Business, Legal and Audit Committee are Messrs. Swygert (Chairman), Campbell and Gazelle who will serve until August 1997. The function of the Business, Legal and Audit Committee is to recommend independent auditors and monitor accounting and financial matters; to nominate persons to serve as Independent Trustees and Trustees to serve on committees of the Board; and to review compliance and contract matters.

The Investment Policy Committee met four times during the 12 months ended October 31, 1996. The Business, Legal and Audit Committee met four times during the 12 month period ended October 31, 1996.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS.

Each Trustee (other than Leigh A. Wilson) receives an annual fee of $27,000 for serving as Trustee of all the Funds of The Victory Portfolios, and an additional per meeting fee ($2,400 in person and $1,200 per telephonic meeting). Leigh A. Wilson receives an annual fee of $33,000 for serving as President and Trustee for all of the funds of The Victory Portfolios, and an additional per meeting fee ($3,000 in person and $1,500 per telephonic meeting).

The following table indicates the compensation received by each Trustee from the Victory "Fund Complex"(1) for the 12 month period ended October 31, 1996.



                                                                      Estimated Annual         Total         Total Compensation
                                  Pension or Retirement Benefits          Benefits          Compensation        from Victory
                                   Accrued as Portfolio Expenses       Upon Retirement       from Fund      "Fund Complex" (1)

Leigh A. Wilson, Trustee.......                 -0-                         -0-               $217.73            $62,250
Robert G. Brown, Trustee.......                 -0-                         -0-                176.72             41,400
Edward P. Campbell, Trustee....                 -0-                         -0-                167.51             50,250
Harry Gazelle, Trustee.........                 -0-                         -0-                167.51             39,000
Stanley I. Landgraf, Trustee...                 -0-                         -0-                167.51             39,000
Thomas F. Morrissey, Trustee...                 -0-                         -0-                167.51             39,000
H. Patrick Swygert, Trustee....                 -0-                         -0-                157.28             36,600


(1) There are presently 33 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the boards of each fund in the "Fund Complex."


OFFICERS.

The officers of The Victory Portfolios, their ages, addresses and principal occupations during the past five years, are as follows:


                                                 POSITION(S) WITH THE                    PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS                             VICTORY PORTFOLIOS                     DURING PAST 5 YEARS
-------------------------------------   -------------------------------------   -------------------------------------

Leigh A. Wilson,  52                            President and Trustee                      From 1989 to present,
Glenleigh International                                                                    Chairman and Chief
Ltd.                                                                                       Executive Officer,
53 Sylvan Road North                                                                       Glenleigh International
Westport, CT  06880                                                                        Limited; from 1984 to
                                                                                           1989, Chief Executive
                                                                                           Officer, Paribas North
                                                                                           America and Paribas
                                                                                           Corporation; President
                                                                                           and Trustee of the
                                                                                           Victory Funds and the
                                                                                           KeyFunds.

                                                 POSITION(S) WITH THE                    PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS                             VICTORY PORTFOLIOS                     DURING PAST 5 YEARS
-------------------------------------   -------------------------------------   -------------------------------------

William B. Blundin,  58                          Vice President                            Senior Vice President of
BISYS Fund Services                                                                        BISYS Fund Services
125 West 55th Street                                                                       ("BISYS"); officer of
New York, New York  10019                                                                  other investment
                                                                                           companies administered by
                                                                                           BISYS Fund Services;
                                                                                           President and Chief
                                                                                           Executive Officer of
                                                                                           Vista Broker-Dealer
                                                                                           Services, Inc., Emerald
                                                                                           Asset Management, Inc.
                                                                                           and BNY Hamilton
                                                                                           Distributors, Inc.,
                                                                                           registered broker/
                                                                                           dealers.

J. David Huber,  51                              Vice President                            Executive Vice President,
BISYS Fund Services                                                                        BISYS .
3435 Stelzer Road
Columbus, OH  43219-3035

Scott A. Englehart,  34                          Secretary                                  From October 1990 to
BISYS Fund Services                                                                         present, employee of
3435 Stelzer Road                                                                           BISYS .
Columbus, OH  43219-3035

George O. Martinez,  38                          Assistant Secretary                        From March 1995 to
BISYS Fund Services                                                                         present, Senior Vice
3435 Stelzer Road                                                                           President and Director of
Columbus, OH  43219-3035                                                                    Legal and Compliance
                                                                                            Services, BISYS ; from
                                                                                            June 1989 to March 1995,
                                                                                            Vice President and
                                                                                            Associate General
                                                                                            Counsel, Alliance Capital
                                                                                            Management.

Kevin L. Martin , 36                             Treasurer                                  From  February 1996 to
BISYS Fund Services                                                                         present, employee of
3435 Stelzer Road                                                                           BISYS ; from  1994  to
Columbus, OH  43219-3035                                                                    February 1996, Senior
                                                                                            Manager, Ernst & Young.


The mailing address of each of the officers of The Victory Portfolios is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

The officers of The Victory Portfolios (other than Leigh Wilson) receive no compensation directly from The Victory Portfolios for performing the duties of their offices. BISYS receives fees from The Victory Portfolios for acting as Administrator.

As of February 7, 1997, the Trustees and officers as a group owned beneficially less than 1% of the Fund.

                          ADVISORY AND OTHER CONTRACTS

INVESTMENT ADVISER .

One of the Fund's most important contracts is with its investment adviser, Key Asset Management Inc. ("KAM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission. KAM is a wholly owned subsidiary of KeyBank National Association ("KeyBank"), a wholly-owned subsidiary of KeyCorp. Effective February 28, 1997, KAM became the surviving corporation of the reorganization of four indirect investment adviser subsidiaries of KeyCorp--KeyCorp Mutual Fund Advisers, Inc. ("Key Advisers"), Society Asset Management, Inc. ("SAM"), Spears, Benzak, Salomon & Farrell, Inc. ("SBSF") and Applied Technologies, Inc. ("ATI"), each registered with the Securities and Exchange Commission as an investment adviser. Key Advisers, SAM and ATI were merged with and into SBSF, a New York corporation organized on February 22, 1972. Pursuant to the terms of the reorganization, SBSF changed its name to Key Asset Management Inc. SAM, SBSF and ATI will continue to operate under their existing names as separate divisions of KAM. Affiliates of the Adviser manage approximately $50 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of September 30, 1996, KeyCorp had an asset base of $65 billion, with banking offices in 26 states from Maine to Alaska, and trust and investment offices in 16 states. KeyCorp is the resulting entity of a merger in 1994 of Society Corporation, the bank holding company of which KeyBank was a wholly-owned subsidiary, and KeyCorp, the former bank holding company. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, and leasing companies.
KeyBank is the lead affiliate bank of KeyCorp.

The following schedule lists the advisory fees for each mutual fund that is advised by the Adviser.

         .25 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Institutional Money Market Fund

         .35 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Prime Obligations Fund
                  Victory U.S. Government Obligations Fund
                  Victory Tax-Free Money Market Fund

         .50 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal Money Market Fund
                  Victory Limited Term Income Fund
                  Victory Government Mortgage Fund
                  Victory Financial Reserves Fund
                  Victory Fund for Income

         .55 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory National Municipal Bond Fund
                  Victory Government Bond Fund
                  Victory New York Tax-Free Fund

         .60 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal  Bond Fund
                  Victory Stock Index Fund

         .65 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Diversified Stock Fund

         .75 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Intermediate Income Fund
                  Victory Investment Quality Bond Fund
                  Victory Ohio Regional Stock Fund

         1.00% OF AVERAGE DAILY NET ASSETS
                  Victory Balanced Fund
                  Victory Value Fund
                  Victory Growth Fund
                  Victory Special Value Fund
                  Victory Special Growth Fund
                  Victory Lakefront Fund (1)
                  Victory Real Estate Investment Fund

         1.10% OF AVERAGE DAILY NET ASSETS
                  Victory International Growth Fund
------------

(1) Lakefront Capital Investors, Inc. serves as sub-adviser to the Lakefront Fund. For its services as sub-adviser, KAM pays them sub-advisory fees at .50% of the Lakefront Fund's average daily net assets.


THE INVESTMENT ADVISORY  AGREEMENT.

Unless sooner terminated, the Investment Advisory Agreement between the Adviser and The Victory Portfolios on behalf of the Fund (the "Investment Advisory Agreement") provides that it will continue in effect as to the Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by The Victory Portfolios' Trustees or by vote of a majority of the outstanding shares of the Fund (as defined under "Additional Information - Miscellaneous"), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

The Investment Advisory Agreement is terminable as to the Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Key Advisers in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Key Trust Company, an affiliate of Society, served as the investment adviser of the Predecessor Fund. For the period May 3, 1993 to April 30, 1994, Key Trust Company earned fees of $380,730, all of which was voluntarily waived by Key Trust Company. For the fiscal year ended April 30, 1995, Key Trust Company received fees of $608,134 before voluntary waiver of $317,598. For the fiscal period ended October 31, 1995, the Adviser earned investment advisory fees of $120,425 after fee reductions of $35,976. For the fiscal year ended October 31, 1996, the Adviser earned investment advisory fees of $85,384 after fee reductions of $65,095.

Under the Investment Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser. In addition, the Investment Advisory Agreement provides that the Advisers may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.

GLASS-STEAGALL ACT.

In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981 the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Fund may include descriptions of Key Trust Company of Ohio, N.A., the Adviser including, but not limited to, (1) descriptions of the operations of Key Trust Company of Ohio, N.A., the Adviser; (2) descriptions of certain personnel and their functions; and (3) statistics and rankings related to the operations of the Trust Company of Ohio, N.A., the Adviser.

PORTFOLIO TRANSACTIONS.

Pursuant to the Investment Advisory Agreement , the Adviser determines, subject to the general supervision of the Trustees of The Victory Portfolios, and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker-dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker-dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While the Adviser generally seek competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commissions, available on each transaction, for reasons discussed below.

Allocation of transactions to dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by The Victory Portfolios. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both The Victory Portfolios and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to The Victory Portfolios. In the future, the Trustees may also authorize the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. In such event, the Trustees will adopt procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. At times, the Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

The Victory Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, Key Trust Company of Ohio, N.A. ("Key Trust") or their affiliates or BISYS or its affiliates, and will not give preference to Key Trust Company of Ohio, N.A.'s correspondent banks or affiliates, or BISYS with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

Investment decisions for the Fund are made independently from those made for the other funds of The Victory Portfolios or any other investment company or account managed by the Adviser. Such other funds, investment companies or accounts may also invest in the securities in which the Fund invests. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only the Fund had participated in or been allocated such trades. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other funds of The Victory Portfolios or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for The Victory Portfolios, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parents or subsidiaries or affiliates and, in dealing with their commercial customers, the Adviser, its parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by The Victory Portfolios.

In the year ended April 30, 1995, the fiscal period ended October 31, 1995 and the fiscal year ended October 31, 1996, the Fund paid $0, $0 and $0, respectively, in brokerage commissions.

PORTFOLIO TURNOVER.

The turnover rate stated in the Prospectus for the Fund's investment portfolio is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. In the fiscal year ended October 31, 1996, the six months ended October 31, 1995 and the year ended April 30, 1995, the Fund's portfolio turnover rates were 378%, 69% and 127%, respectively.

ADMINISTRATOR.

BISYS  serves  as  administrator   (the   "Administrator")   to  the  Fund.  The
Administrator assists in supervising all operations of the Fund (other than those performed by the Adviser under the Investment Advisory Agreement ).

BISYS receives a fee from the Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreements, calculated daily and paid monthly, at the annual rate of fifteen one hundredths of one percent (.15%) of the Fund's average daily net assets. BISYS may periodically waive all or a portion of its fee with respect to the Fund in order to increase the net income of the Fund.

Unless sooner terminated, the Administration Agreement will continue in effect as to the Fund for a period of two years, and for consecutive one-year terms thereafter, provided that such continuance is ratified at least annually by the Trustees or by vote of a majority of the outstanding shares of the Fund, and in either case by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose.

The Administration Agreement provides that BISYS shall not be liable for any error of judgment or mistake of law or any loss suffered by The Victory Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

Under the Administration Agreement, BISYS assists in the Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Transfer Agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. Under the Administration Agreement, BISYS may delegate all or any part of its responsibilities thereunder. Until July 1, 1994 Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts 02109, was the
Administrator and Distributor to the Predecessor Fund under separate Administration and General Distribution Agreements. For the period May 3, 1993 to April 30, 1994, Fidelity Distributors Corporation earned $103,835 from the Predecessor Fund for services rendered to the Victory Funds pursuant to the Administration Agreement. During the same period, Fidelity Distributors Corporation voluntarily reimbursed $17,404 in fees and expenses to the Predecessor Fund. For the fiscal year ended April 30, 1995, the Fund paid $165,855 in administration fees of which Fidelity Distributors Corporation earned $30,762 and Concord Holding Corp. ("CHC") (the predecessor of BISYS) earned $135,093. During the same period, fees and expenses of $0 were reimbursed to the Fund. In the fiscal period ended October 31, 1995 and the fiscal year ended October 31, 1996, the Administrator earned aggregate administration fees of $39,816 and $41,078 after fee reductions of $2,839 and $0, respectively.

DISTRIBUTOR.

BISYS Fund Services serves as distributor (the "Distributor") for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and The Victory Portfolios. Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to the Fund for two years, and thereafter for consecutive one-year terms, provided that it is approved at least annually (1) by the Trustees or by the vote of a majority of the outstanding shares of the Fund, and (2) by the vote of a majority of the Trustees of The Victory Portfolios who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act. For The Victory Portfolios' fiscal period ended October 31, 1994 Winsbury earned $212,021, in underwriting commissions, and retained $15; for the fiscal period ended October 31, 1995 and the fiscal year ended October 31, 1996, the Distributor earned $721,000 and $828,000 in underwriting commissions, and retained $107,000 and 78,000, respectively.

TRANSFER AGENT.

State Street Bank and Trust Company ("State Street") serves as transfer agent for the Fund. Boston Financial Data Services, Inc. ("BFDS") serves as dividend disbursing agent and shareholder servicing agent for the Fund, pursuant to a Transfer Agency and Service Agreement. Under its agreement with The Victory Portfolios, State Street has agreed (1) to issue and redeem shares of The Victory Portfolios; (2) to address and mail all communications by The Victory Portfolios to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (3) to respond to correspondence or inquiries by shareholders and others relating to its duties; (4) to maintain shareholder accounts and certain sub-accounts; and
(5) to make periodic reports to the Trustees concerning The Victory Portfolios' operations.

SHAREHOLDER SERVICING PLAN.

Payments made under the Shareholder Servicing Plan to Shareholder Servicing Agents (which may include affiliates of the Adviser) are for administrative support services to customers who may from time to time beneficially own shares, which services may include: (1) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (2) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments on behalf of customers; (4) providing information periodically to customers showing their positions in shares; (5) arranging for bank wires; (6) responding to customer inquiries; (7) providing subaccounting with respect to shares beneficially owned by customers or providing the information to the Fund as necessary for subaccounting; (8) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (9) forwarding to customers proxy statements and proxies containing any proposals regarding this Plan; and (10) providing such other similar services as we may reasonably request to the extent you are permitted to do so under applicable statutes, rules or regulations.

CLASS A SHARES DISTRIBUTION PLAN.

The Victory Portfolios, on behalf of the Class A shares of the Fund, has adopted a Distribution and Service Plan ("Plan") for the Fund under Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). No separate payments are authorized to be made by the Fund under the Plan. Rather, the Plan recognizes that the Adviser or the Distributor may use of its fee revenues, or other resources to pay expenses associated with activities primarily intended to result in the sale of the shares of the Fund. The Plan also provides that the Adviser or the Distributor may make payments from these sources to third parties, including affiliates, such as banks or broker-dealers, that engage in the sale of the shares of a Fund. See "Investment Adviser" with respect to certain prohibitions under the Glass-Steagall Act.

The Plan specifically recognizes that the Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Funds. In addition, the Plan provides that the Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling the Funds' shares, or to third parties, including banks, that render shareholder support services.

CLASS B SHARES DISTRIBUTION PLAN.

The Victory Portfolios has adopted a Distribution Plan for Class B shares of the Fund under Rule 12b-1 of the 1940 Act.

The Distribution Plan adopted by the Trustees with respect to the Class B shares of the Fund provides that the Fund will pay the Distributor a distribution fee under the Plan at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the Class B shares. The distribution fees may be used by the Distributor for: (a) costs of printing and distributing the Fund's prospectus, statement of additional information and reports to prospective investors in the Fund; (b) costs involved in preparing, printing and distributing sales literature pertaining to the Fund; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of the Fund's Class B shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by The Victory Portfolios' transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee and the CDSCs received by the Distributor; and (f) any other expense primarily intended to result in the sale of the Fund's Class B shares, including, without limitation, payments to salesmen and selling dealers at the time of the sale of Class B shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

The amount of the Distribution Fees payable by any Fund under the Distribution Plan is not related directly to expenses incurred by the Distributor and the Distribution Plan does not obligate the Fund to reimburse the Distributor for such expenses. The Distribution Fees set forth in the Distribution Plan will be paid by the Fund to the Distributor unless and until the Plan is terminated or not renewed with respect to the Fund; any distribution or service expenses incurred by the Distributor on behalf of the Fund in excess of payments of the Distribution Fees specified above which the Distributor has accrued through the termination date are the sole responsibility and liability of the Distributor and not an obligation of the Fund.

The Distribution Plan for the Class B shares specifically recognizes that either the Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Fund. In addition, the Plan provides that the Adviser and the Distributor may use its respective resources, including fee revenues, to make payments to third parties that provide assistance in selling the Fund's Class B shares, or to third parties, including banks, that render shareholder support services.

The Distribution Plan was approved by the Trustees, including the Independent Trustees, at a meeting called for that purpose. As required by Rule 12b-1, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Fund and its Class B shareholders. To the extent that the Plan gives the Adviser or the Distributor greater flexibility in connection with the distribution of Class B shares of the Fund, additional sales of the Fund's Class B shares may result. Additionally, certain Class B shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

FUND ACCOUNTANT.

BISYS Fund Services Ohio, Inc. serves as fund accountant for the Fund pursuant to a fund accounting agreement with The Victory Portfolios dated May 31, 1995 (the "Fund Accounting Agreement"). As fund accountant for The Victory Portfolios, BISYS , Inc. ("BISYS, Inc.") calculates the Fund's net asset value, the dividend and capital gain distribution, if any, and the yield. BISYS , Inc. also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Fund. Under the Fund Accounting Agreement, BISYS , Inc. is entitled to receive annual fees of .03% of the first $100 million of the Fund's daily average net assets, .02% of the next

$100 million of the Fund's daily average net assets, and .01% of the Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $2,500 per taxable fund, and does not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class. For the period ended April 30, 1994 and the fiscal year ended April 30, 1995, the Fund paid fees of $40,881 and $41,053, respectively. For the period ended October 31, 1995 and the fiscal year ended October 31, 1996 , the Fund Accountant earned fund accounting fees of $29,165 and $33,184.

CUSTODIAN.

Cash and securities owned by the Fund are held by Key Trust Company of Ohio, N.A. as custodian. Key Trust Company of Ohio, N.A. serves as custodian to the Fund pursuant to a Custodian Agreement dated May 24, 1995. Under this Agreement, Key Trust Company of Ohio, N.A. (1) maintains a separate account or accounts in the name of the Fund; (2) makes receipts and disbursements of money on behalf of the Fund; (3) collects and receives all income and other payments and distributions on account of portfolio securities; (4) responds to correspondence from security brokers and others relating to its duties; and (5) makes periodic reports to the Trustees concerning The Victory Portfolios' operations. Key Trust Company of Ohio, N.A. may, with the approval of The Victory Portfolios and at the custodian's own expense, open and maintain a sub-custody account or accounts on behalf of the Fund, provided that Key Trust Company of Ohio, N.A. shall remain liable for the performance of all of its duties under the Custodian Agreement.

INDEPENDENT ACCOUNTANTS.

The audited financial statements of The Victory Portfolios for the fiscal year and October 31, 1996 are incorporated by reference herein. The audited financial statements for the fiscal year ended October 31, 1996 have been audited by Coopers and Lybrand L.L.P. as set forth in their report incorporated by reference herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. Coopers & Lybrand L.L.P. serves as The Victory Portfolios' auditors. Coopers & Lybrand L.L.P.'s address is 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL.

Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, New York 10022 is the counsel to The Victory Portfolios.

EXPENSES.

The Fund bears the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, fees of the Trustees, Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the Fund's operation.

If total expenses borne by the Fund in any fiscal year exceeds expense limitations imposed by applicable state securities regulations, the Adviser or the Administrator will waive its fees to the extent such excess expenses exceed such expense limitation in proportion to its respective fees. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to the Fund limits its aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2.5% of the first $30 million of its average net assets, 2.0% of the next $70 million of its average net assets, and 1.5% of its remaining average net assets. Any expenses to be borne by Key Adviser or the Administrator will be estimated daily and reconciled and paid on a monthly basis.

Fees imposed upon customer  accounts by the Adviser,  Key Trust
Company of Ohio, N.A. or its correspondents, affiliated banks and other non-bank affiliates for cash management services are not fund expenses for purposes of any such expense limitation.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES.

The Victory Portfolios (sometimes referred to as the "Trust") is a Delaware business trust. The Delaware Trust Instrument and Declaration of Trust authorize the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Victory Portfolios presently has twenty- six series of shares, which represent interests in the U.S. Government Obligations Fund, the Prime Obligations Fund, the Tax-Free Money Market Fund, the Balanced Fund, the Stock Index Fund, the Value Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, the International Growth Fund, the Limited Term Income Fund, the Government Mortgage Fund, the Ohio Municipal Bond Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Government Bond Fund, the Fund for Income, the National Municipal Bond Fund, the New York Tax-Free Fund, the Institutional Money Market Fund, the Financial Reserves Fund , the Ohio Municipal Money Market Fund, the Lakefront Fund, and the Real Estate Investment Fund, respectively. The Victory Portfolios' Trust Instrument authorizes the Trustees to divide or redivide any unissued shares of The Victory Portfolios into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, The Victory Portfolios' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of The Victory Portfolios, shares of a fund are entitled to receive the assets available for distribution belonging to the fund, and a proportionate distribution, based upon the relative asset values of the respective funds of The Victory Portfolios, of any general assets not belonging to any particular fund which are available for distribution.

As of February 7, 1997, the Fund believes that Key Trust of Cleveland was shareholder of record of 91.5% of the outstanding Class A shares of the Fund, but did not hold such shares beneficially.

The following shareholders beneficially owned 5% or more of the outstanding Class B shares of the Fund as of February 7, 1997:

                         Number of Shares Outstanding   % of Shares Outstanding
                         ----------------------------   -----------------------

JC Rhodes                          26,179.997                     16.6%
c/o Indiana Masonic
Home
690 State Street
Franklin, IN  46131

Jessica Lattimore TTEE             16,867.687                     10.8%
Jennifer Lattimore TR
152 Rear Brunswick Rd
Troy, NY  12180

Shares of The Victory Portfolios are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (1) when required by the 1940 Act, shares shall be voted by individual series, and
(2) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of The Victory Portfolios. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, The Victory Portfolios will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as The Victory Portfolios shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of The Victory Portfolios affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of all of The Victory Portfolios voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY.

The Victory Portfolios is organized as a Delaware business trust. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations and the Delaware Trust Instrument provides that shareholders of The Victory Portfolios shall not be liable for the obligations of The Victory Portfolios. The Delaware Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Delaware Trust Instrument also provides that The Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of The Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust Instrument states further that no Trustee, officer, or agent of The Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the funds or the conduct of The Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or The Victory Portfolios shall look solely to the assets of The Victory Portfolios for payment.

MISCELLANEOUS.

As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a fund" (or "assets belonging to the Fund") means the consideration received by The Victory Portfolios upon the issuance or sale of shares of a fund (or the Fund), together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of The Victory Portfolios, which general liabilities and expenses are not readily identified as belonging to a particular fund (or the Fund) that are allocated to that fund (or the Fund) by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of The Victory Portfolios will be the relative net asset value of each respective fund at the time of allocation. Assets belonging to a particular fund are charged with the direct liabilities and expenses in respect of that fund, and with a share of the general liabilities and expenses of each of the funds not readily identified as belonging to a particular fund, which are allocated to each fund in accordance with its proportionate share of the net asset values of The Victory Portfolios at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of The Victory Portfolios to a particular fund will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

As used in the Prospectus and in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of The Victory Portfolios or such fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Victory Portfolios is registered with the Commission as an open-end management investment company. Such registration does not involve supervision by the Commission of the management or policies of The Victory Portfolios.

The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO SALESMAN, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION.

APPENDIX
DESCRIPTION OF SECURITY RATINGS.

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by Key Adviser with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by Key Adviser and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds).

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Description of the three highest long-term debt ratings by Duff:

AAA. Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-. High credit quality Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+. Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

IBCA's description of its three highest long-term debt ratings:

AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

Moody's description of its three highest short-term debt ratings:

Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

-    Leading market positions in well-established industries.

-    High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2.   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff's   description  of  its  five  highest   short-term  debt  ratings  (Duff
incorporates  gradations  of "1+"  (one  plus)  and "1-"  (one  minus) to assist
investors  in  recognizing   quality   differences  within  the  highest  rating
category):

Duff 1+. Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1. Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1-. High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Duff 3. Satisfactory liquidity and other protection factors qualify issue as to investment grade.

Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch's description of its four highest short-term debt ratings:

F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA's description of its three highest short-term debt ratings:

A+.  Obligations supported by the highest capacity for timely repayment.

A1. Obligations supported by a very strong capacity for timely repayment.

A2. Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

S&P's description of its two highest municipal note ratings:

SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2.  Satisfactory capacity to pay principal and interest.

SHORT-TERM DEBT RATINGS

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less. The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1. The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2. The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

TBW-3. The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4. The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DEFINITIONS OF CERTAIN MONEY MARKET INSTRUMENTS

Commercial Paper

Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal

Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.